2023 Annual Report

RiverSource of New York Account 8

This wrapper contains financial statements provided for owners of:

•	RiverSource Succession Select® Variable Life Insurance

•	RiverSource® Variable Second-To-Die Life Insurance

•	RiverSource® Variable Universal Life Insurance

•	RiverSource® Variable Universal Life Insurance III

•	RiverSource® Variable Universal Life IV

•	RiverSource® Variable Universal Life IV – Estate Series

•	RiverSource® Variable Universal Life 5

•	RiverSource® Variable Universal Life 5 – Estate Series

This Annual Report contains financial information for all the subaccounts of RiverSource of New York Account 8. Not all subaccounts of RiverSource of New York Account 8 apply to your specific contract.

ANN9126_12_C01_(05/24)	Issued by: RiverSource Life Insurance Co. of New York

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

AND THE POLICY OWNERS OF RIVERSOURCE OF NEW YORK ACCOUNT 8

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Account 8, as indicated in Note 1, as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Account 8 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Account 8 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2024

We have served as the auditor of one or more of the divisions of RiverSource of New York Account 8 since 2010.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	1

Statement of Assets and Liabilities

December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Assets
Investments, at fair value(1),(2)	$482	$2,702,634	$349,453	$2,799,308	$2,515,292
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,164	—	2,773	102
Receivable for share redemptions	—	1,001	—	772	902
Total assets	482	2,704,799	349,453	2,802,853	2,516,296

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,001	—	772	902
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	1,164	—	2,773	102
Total liabilities	—	2,165	—	3,545	1,004
Net assets applicable to Variable Life contracts in accumulation period	—	2,702,531	349,453	2,798,989	2,515,138
Net assets applicable to seed money	482	103	—	319	154
Total net assets	$482	$2,702,634	$349,453	$2,799,308	$2,515,292
(1) Investment shares	54	183,728	4,691	41,806	87,397
(2) Investments, at cost	$590	$2,600,809	$333,631	$2,525,264	$2,514,522

December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$536,098	$1,026,163	$20,536	$1,367,078	$279,900
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	592	—	169	29
Receivable for share redemptions	172	511	—	422	—
Total assets	536,270	1,027,266	20,536	1,367,669	279,929

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	172	511	—	422	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	592	—	169	29
Total liabilities	172	1,103	—	591	29
Net assets applicable to Variable Life contracts in accumulation period	535,992	1,026,061	20,536	1,366,942	279,900
Net assets applicable to seed money	106	102	—	136	—
Total net assets	$536,098	$1,026,163	$20,536	$1,367,078	$279,900
(1) Investment shares	28,699	523,553	791	52,600	33,361
(2) Investments, at cost	$557,463	$1,423,491	$20,131	$1,325,857	$321,338

See accompanying notes to financial statements.

2	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2023 (continued)	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II
Assets
Investments, at fair value(1),(2)	$1,311,216	$49,847	$514,470	$701,441	$786,190
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	763	840	225	—	31
Receivable for share redemptions	323	—	234	563	246
Total assets	1,312,302	50,687	514,929	702,004	786,467

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	323	—	234	390	246
Contract terminations	—	—	—	173	—
Payable for investments purchased	763	840	225	—	31
Total liabilities	1,086	840	459	563	277
Net assets applicable to Variable Life contracts in accumulation period	1,311,136	49,847	514,307	701,441	786,108
Net assets applicable to seed money	80	—	163	—	82
Total net assets	$1,311,216	$49,847	$514,470	$701,441	$786,190
(1) Investment shares	166,821	4,603	47,548	66,299	74,450
(2) Investments, at cost	$1,661,750	$47,674	$413,255	$641,388	$816,280

December 31, 2023 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP EAFE Intl Index, Cl F
Assets
Investments, at fair value(1),(2)	$4,042,517	$2,352,619	$189,307	$514,457	$1,966
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	67	134	12,580	—	—
Receivable for share redemptions	2,176	713	—	418	—
Total assets	4,044,760	2,353,466	201,887	514,875	1,966

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,163	713	—	201	—
Contract terminations	13	—	—	217	—
Payable for investments purchased	67	134	12,580	—	—
Total liabilities	2,243	847	12,580	418	—
Net assets applicable to Variable Life contracts in accumulation period	4,042,517	2,352,443	189,307	514,346	1,570
Net assets applicable to seed money	—	176	—	111	396
Total net assets	$4,042,517	$2,352,619	$189,307	$514,457	$1,966
(1) Investment shares	331,626	192,680	11,607	39,483	21
(2) Investments, at cost	$3,052,429	$2,052,458	$198,031	$553,558	$1,847

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	3

Statement of Assets and Liabilities

December 31, 2023 (continued)	Calvert VP EAFE Intl Index, Cl I	Calvert VP Nasdaq 100 Index, Cl F	Calvert VP Nasdaq 100 Index, Cl I	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl I
Assets
Investments, at fair value(1),(2)	$102,156	$19,111	$109,164	$371	$21,811
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	17	—	—
Receivable for share redemptions	—	—	—	—	—
Total assets	102,156	19,111	109,181	371	21,811

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	17	—	—
Total liabilities	—	—	17	—	—
Net assets applicable to Variable Life contracts in accumulation period	102,156	19,111	109,164	—	21,811
Net assets applicable to seed money	—	—	—	371	—
Total net assets	$102,156	$19,111	$109,164	$371	$21,811
(1) Investment shares	1,071	137	762	5	273
(2) Investments, at cost	$94,185	$16,601	$100,560	$391	$20,000

December 31, 2023 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2
Assets
Investments, at fair value(1),(2)	$2,776,355	$1,561,171	$17,115,084	$59,443	$35,719
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	12,222	—	1,360	—
Receivable for share redemptions	1,060	—	10,423	—	—
Total assets	2,777,415	1,573,393	17,125,507	60,803	35,719

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,060	—	10,406	—	—
Contract terminations	—	—	17	—	—
Payable for investments purchased	—	12,222	—	1,360	—
Total liabilities	1,060	12,222	10,423	1,360	—
Net assets applicable to Variable Life contracts in accumulation period	2,776,263	1,561,171	17,114,894	59,443	35,719
Net assets applicable to seed money	92	—	190	—	—
Total net assets	$2,776,355	$1,561,171	$17,115,084	$59,443	$35,719
(1) Investment shares	1,171,458	36,587	405,571	15,809	9,733
(2) Investments, at cost	$2,794,483	$1,411,710	$8,319,297	$74,981	$47,274

See accompanying notes to financial statements.

4	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$298,501	$201,452	$164,764	$464,570	$28,607,416
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,842	—	—	17	5
Receivable for share redemptions	—	—	—	—	23,288
Total assets	300,343	201,452	164,764	464,587	28,630,709

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	18,576
Contract terminations	—	—	—	—	4,712
Payable for investments purchased	1,842	—	—	17	5
Total liabilities	1,842	—	—	17	23,293
Net assets applicable to Variable Life contracts in accumulation period	298,501	201,452	164,764	464,570	28,607,023
Net assets applicable to seed money	—	—	—	—	393
Total net assets	$298,501	$201,452	$164,764	$464,570	$28,607,416
(1) Investment shares	6,821	4,738	1,839	5,363	324,937
(2) Investments, at cost	$246,481	$132,721	$144,808	$268,543	$8,183,091

December 31, 2023 (continued)	Col VP Divd Opp, Cl 1	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$131,296	$236,403	$12,144,207	$31,360	$15,252
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	29	—	8,632	—	—
Receivable for share redemptions	—	—	5,395	—	—
Total assets	131,325	236,403	12,158,234	31,360	15,252

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	5,395	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	29	—	8,632	—	—
Total liabilities	29	—	14,027	—	—
Net assets applicable to Variable Life contracts in accumulation period	131,296	236,403	12,144,030	31,360	15,252
Net assets applicable to seed money	—	—	177	—	—
Total net assets	$131,296	$236,403	$12,144,207	$31,360	$15,252
(1) Investment shares	3,346	6,238	314,943	3,990	1,943
(2) Investments, at cost	$119,570	$197,915	$6,364,587	$31,249	$17,805

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	5

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Assets
Investments, at fair value(1),(2)	$211,450	$349,799	$1,916,622	$88,721	$1,264,754
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	344	392	135	—	28
Receivable for share redemptions	—	—	827	—	609
Total assets	211,794	350,191	1,917,584	88,721	1,265,391

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	827	—	529
Contract terminations	—	—	—	—	80
Payable for investments purchased	344	392	135	—	28
Total liabilities	344	392	962	—	637
Net assets applicable to Variable Life contracts in accumulation period	211,450	349,799	1,916,533	88,721	1,264,669
Net assets applicable to seed money	—	—	89	—	85
Total net assets	$211,450	$349,799	$1,916,622	$88,721	$1,264,754
(1) Investment shares	21,489	36,362	196,577	11,598	163,405
(2) Investments, at cost	$280,150	$512,683	$2,782,580	$98,830	$1,508,922

December 31, 2023 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$561,626	$404,171	$2,635,135	$122,128	$318,522
Dividends receivable	77	54	355	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1,265	324	317
Receivable for share redemptions	—	7,492	1,509	—	—
Total assets	561,703	411,717	2,638,264	122,452	318,839

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	1,068	—	—
Contract terminations	—	7,492	441	—	—
Payable for investments purchased	—	—	1,265	324	317
Total liabilities	—	7,492	2,774	324	317
Net assets applicable to Variable Life contracts in accumulation period	561,703	404,225	2,633,321	122,128	318,522
Net assets applicable to seed money	—	—	2,169	—	—
Total net assets	$561,703	$404,225	$2,635,490	$122,128	$318,522
(1) Investment shares	561,626	404,171	2,635,135	19,988	52,823
(2) Investments, at cost	$561,626	$404,170	$2,635,132	$121,575	$341,450

See accompanying notes to financial statements.

6	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$2,638,118	$22,053	$79,753	$1,082,634	$87,090
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	28	—	—	42	728
Receivable for share redemptions	1,112	—	—	567	—
Total assets	2,639,258	22,053	79,753	1,083,243	87,818

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,105	—	—	452	—
Contract terminations	7	—	—	115	—
Payable for investments purchased	28	—	—	42	728
Total liabilities	1,140	—	—	609	728
Net assets applicable to Variable Life contracts in accumulation period	2,638,118	22,053	79,753	1,082,634	87,090
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,638,118	$22,053	$79,753	$1,082,634	$87,090
(1) Investment shares	433,188	3,473	12,659	169,161	10,139
(2) Investments, at cost	$2,862,764	$24,269	$82,714	$1,250,235	$97,090

December 31, 2023 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$54,558	$5,536,137	$1,690,340	$470,350	$3,401,791
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	3,593	20,036	—	84
Receivable for share redemptions	125	2,632	—	—	10,560
Total assets	54,683	5,542,362	1,710,376	470,350	3,412,435

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	2,632	—	—	1,488
Contract terminations	125	—	—	—	9,072
Payable for investments purchased	—	3,593	20,036	—	84
Total liabilities	125	6,225	20,036	—	10,644
Net assets applicable to Variable Life contracts in accumulation period	54,558	5,536,056	1,690,340	470,350	3,401,606
Net assets applicable to seed money	—	81	—	—	185
Total net assets	$54,558	$5,536,137	$1,690,340	$470,350	$3,401,791
(1) Investment shares	6,381	643,737	45,342	13,058	92,742
(2) Investments, at cost	$61,896	$6,630,373	$1,395,185	$310,964	$1,497,978

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	7

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$5,146,295	$14,291,500	$22,154	$874,816	$10,295
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	18,049	925	—	—	—
Receivable for share redemptions	—	6,092	—	374	—
Total assets	5,164,344	14,298,517	22,154	875,190	10,295

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	5,461	—	364	—
Contract terminations	—	631	—	10	—
Payable for investments purchased	18,049	925	—	—	—
Total liabilities	18,049	7,017	—	374	—
Net assets applicable to Variable Life contracts in accumulation period	5,146,295	14,291,332	22,154	874,730	10,295
Net assets applicable to seed money	—	168	—	86	—
Total net assets	$5,146,295	$14,291,500	$22,154	$874,816	$10,295
(1) Investment shares	127,478	359,354	2,337	92,769	1,303
(2) Investments, at cost	$4,387,609	$7,166,188	$21,807	$876,690	$11,705

December 31, 2023 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Assets
Investments, at fair value(1),(2)	$8,689	$225,445	$182,815	$4,687,997	$659,264
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	435	976	810	1,166
Receivable for share redemptions	—	—	—	3,075	—
Total assets	8,689	225,880	183,791	4,691,882	660,430

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	3,075	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	435	976	810	1,166
Total liabilities	—	435	976	3,885	1,166
Net assets applicable to Variable Life contracts in accumulation period	8,689	225,445	182,815	4,687,897	659,264
Net assets applicable to seed money	—	—	—	100	—
Total net assets	$8,689	$225,445	$182,815	$4,687,997	$659,264
(1) Investment shares	1,103	16,887	13,829	352,481	17,031
(2) Investments, at cost	$12,067	$217,661	$180,922	$4,002,782	$618,552

See accompanying notes to financial statements.

8	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$145,583	$911,236	$313,355	$95,372	$1,030,424
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	864	1,577	11,980	167	—
Receivable for share redemptions	—	374	—	—	412
Total assets	146,447	913,187	325,335	95,539	1,030,836

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	370	—	—	412
Contract terminations	—	4	—	—	—
Payable for investments purchased	864	1,577	11,980	167	—
Total liabilities	864	1,951	11,980	167	412
Net assets applicable to Variable Life contracts in accumulation period	145,583	911,058	313,355	95,372	1,030,424
Net assets applicable to seed money	—	178	—	—	—
Total net assets	$145,583	$911,236	$313,355	$95,372	$1,030,424
(1) Investment shares	3,888	23,961	6,902	2,172	23,088
(2) Investments, at cost	$113,362	$655,739	$265,864	$65,675	$691,395

December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$290,223	$157,860	$905,717	$99,284	$150,492
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1	5,990	—
Receivable for share redemptions	—	1,791	303	—	49
Total assets	290,223	159,651	906,021	105,274	150,541

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	303	—	—
Contract terminations	—	1,791	—	—	49
Payable for investments purchased	—	—	1	5,990	—
Total liabilities	—	1,791	304	5,990	49
Net assets applicable to Variable Life contracts in accumulation period	290,223	157,860	905,717	99,284	150,492
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$290,223	$157,860	$905,717	$99,284	$150,492
(1) Investment shares	7,878	4,422	24,978	2,876	4,508
(2) Investments, at cost	$262,289	$113,274	$580,050	$89,967	$118,296

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	9

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$1,118,237	$184,277	$40,654	$145,094	$179,736
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	15	11,980	—	6,434	1,018
Receivable for share redemptions	496	—	—	—	—
Total assets	1,118,748	196,257	40,654	151,528	180,754

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	468	—	—	—	—
Contract terminations	28	—	—	—	—
Payable for investments purchased	15	11,980	—	6,434	1,018
Total liabilities	511	11,980	—	6,434	1,018
Net assets applicable to Variable Life contracts in accumulation period	1,118,088	184,277	40,654	145,094	179,736
Net assets applicable to seed money	149	—	—	—	—
Total net assets	$1,118,237	$184,277	$40,654	$145,094	$179,736
(1) Investment shares	32,928	6,405	1,681	39,215	49,243
(2) Investments, at cost	$713,122	$152,832	$34,934	$149,460	$186,202

December 31, 2023 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$17,377	$18,754	$1,185,996	$406,360	$31,124
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	243	4	302
Receivable for share redemptions	—	—	538	171	—
Total assets	17,377	18,754	1,186,777	406,535	31,426

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	538	171	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	243	4	302
Total liabilities	—	—	781	175	302
Net assets applicable to Variable Life contracts in accumulation period	17,377	18,754	1,185,915	406,248	31,124
Net assets applicable to seed money	—	—	81	112	—
Total net assets	$17,377	$18,754	$1,185,996	$406,360	$31,124
(1) Investment shares	1,946	2,105	132,810	22,997	3,390
(2) Investments, at cost	$18,348	$19,883	$1,352,665	$546,928	$34,216

See accompanying notes to financial statements.

10	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2023 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Assets
Investments, at fair value(1),(2)	$18,473	$37,778	$17,057	$554,871	$63,938
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	342	—	62	—
Receivable for share redemptions	—	—	—	226	—
Total assets	18,473	38,120	17,057	555,159	63,938

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	226	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	342	—	62	—
Total liabilities	—	342	—	288	—
Net assets applicable to Variable Life contracts in accumulation period	18,473	37,778	17,057	554,871	63,938
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$18,473	$37,778	$17,057	$554,871	$63,938
(1) Investment shares	2,021	8,395	3,894	124,132	10,085
(2) Investments, at cost	$21,982	$46,494	$20,689	$701,398	$72,491

December 31, 2023 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 1	CTIVP MS Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$213,304	$207,794	$252,418	$151,030	$70,545
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	8	—	1,425	6,178	—
Receivable for share redemptions	—	—	—	—	—
Total assets	213,312	207,794	253,843	157,208	70,545

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	8	—	1,425	6,178	—
Total liabilities	8	—	1,425	6,178	—
Net assets applicable to Variable Life contracts in accumulation period	213,304	207,794	252,418	151,030	70,545
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$213,304	$207,794	$252,418	$151,030	$70,545
(1) Investment shares	33,966	5,407	6,793	3,261	1,576
(2) Investments, at cost	$269,461	$184,950	$185,460	$138,603	$73,795

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	11

Statement of Assets and Liabilities

December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$118,899	$77,895	$187,324	$131,380	$87,087
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,003	—	1,003	—	—
Receivable for share redemptions	—	—	—	—	—
Total assets	119,902	77,895	188,327	131,380	87,087

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	1,003	—	1,003	—	—
Total liabilities	1,003	—	1,003	—	—
Net assets applicable to Variable Life contracts in accumulation period	118,899	77,895	187,324	131,380	87,087
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$118,899	$77,895	$187,324	$131,380	$87,087
(1) Investment shares	2,015	1,365	5,338	3,874	9,255
(2) Investments, at cost	$104,239	$44,041	$168,864	$99,959	$94,273

December 31, 2023 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$41,165	$554,052	$534,583	$1,247,572	$82,165
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	750	6,638	1,063	268	—
Receivable for share redemptions	—	—	—	517	—
Total assets	41,915	560,690	535,646	1,248,357	82,165

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	498	—
Contract terminations	—	—	—	19	—
Payable for investments purchased	750	6,638	1,063	268	—
Total liabilities	750	6,638	1,063	785	—
Net assets applicable to Variable Life contracts in accumulation period	41,165	554,052	534,583	1,247,360	82,165
Net assets applicable to seed money	—	—	—	212	—
Total net assets	$41,165	$554,052	$534,583	$1,247,572	$82,165
(1) Investment shares	4,393	11,995	11,967	27,449	1,838
(2) Investments, at cost	$43,413	$495,758	$346,701	$809,995	$71,396

See accompanying notes to financial statements.

12	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2023 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Assets
Investments, at fair value(1),(2)	$69,959	$54,893	$27,043	$260,554	$1,426,202
Dividends receivable	—	—	—	—	9,940
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	47
Receivable for share redemptions	—	9	—	19	662
Total assets	69,959	54,902	27,043	260,573	1,436,851

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	9	—	19	637
Contract terminations	—	—	—	—	25
Payable for investments purchased	—	—	—	—	9,987
Total liabilities	—	9	—	19	10,649
Net assets applicable to Variable Life contracts in accumulation period	69,959	54,686	27,043	260,464	1,423,959
Net assets applicable to seed money	—	207	—	90	2,243
Total net assets	$69,959	$54,893	$27,043	$260,554	$1,426,202
(1) Investment shares	1,621	6,266	2,123	20,484	164,879
(2) Investments, at cost	$54,651	$58,055	$27,178	$268,261	$1,488,110

December 31, 2023 (continued)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Init Cl
Assets
Investments, at fair value(1),(2)	$702,527	$5,896,977	$4,579,195	$2,266,201	$433,660
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	9,487	1,171	70	29	300
Receivable for share redemptions	—	2,487	2,292	706	—
Total assets	712,014	5,900,635	4,581,557	2,266,936	433,960

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	2,313	2,292	706	—
Contract terminations	—	174	—	—	—
Payable for investments purchased	9,487	1,171	70	29	300
Total liabilities	9,487	3,658	2,362	735	300
Net assets applicable to Variable Life contracts in accumulation period	702,527	5,896,733	4,579,195	2,266,062	433,660
Net assets applicable to seed money	—	244	—	139	—
Total net assets	$702,527	$5,896,977	$4,579,195	$2,266,201	$433,660
(1) Investment shares	14,446	125,923	171,570	86,761	11,901
(2) Investments, at cost	$651,455	$4,642,116	$3,146,708	$1,804,183	$431,797

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	13

Statement of Assets and Liabilities

December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Assets
Investments, at fair value(1),(2)	$5,692,586	$5,571,907	$1,470,954	$1,224,179	$359,237
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	41	—	11	828
Receivable for share redemptions	3,605	1,640	3,086	381	—
Total assets	5,696,191	5,573,588	1,474,040	1,224,571	360,065

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,066	1,640	795	381	—
Contract terminations	539	—	2,291	—	—
Payable for investments purchased	—	41	—	11	828
Total liabilities	3,605	1,681	3,086	392	828
Net assets applicable to Variable Life contracts in accumulation period	5,692,586	5,571,563	1,470,954	1,223,906	359,237
Net assets applicable to seed money	—	344	—	273	—
Total net assets	$5,692,586	$5,571,907	$1,470,954	$1,224,179	$359,237
(1) Investment shares	158,524	160,620	57,280	47,988	34,278
(2) Investments, at cost	$5,228,818	$5,481,747	$1,148,632	$1,060,473	$370,151

December 31, 2023 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Assets
Investments, at fair value(1),(2)	$23,424	$2,039,199	$46,630	$446,052	$25,391
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	12	29	—	—
Receivable for share redemptions	—	843	—	631	—
Total assets	23,424	2,040,054	46,659	446,683	25,391

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	810	—	194	—
Contract terminations	—	33	—	437	—
Payable for investments purchased	—	12	29	—	—
Total liabilities	—	855	29	631	—
Net assets applicable to Variable Life contracts in accumulation period	23,424	2,039,199	46,630	445,943	25,391
Net assets applicable to seed money	—	—	—	109	—
Total net assets	$23,424	$2,039,199	$46,630	$446,052	$25,391
(1) Investment shares	2,263	162,486	3,127	31,412	1,613
(2) Investments, at cost	$24,994	$2,354,462	$47,477	$466,280	$24,798

See accompanying notes to financial statements.

14	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2023 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Assets
Investments, at fair value(1),(2)	$1,692,719	$212,299	$2,855,602	$6,092,781	$35,698
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,230	389	169	596	—
Receivable for share redemptions	611	—	1,503	2,558	13
Total assets	1,694,560	212,688	2,857,274	6,095,935	35,711

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	611	—	1,087	2,558	13
Contract terminations	—	—	416	—	—
Payable for investments purchased	1,230	389	169	596	—
Total liabilities	1,841	389	1,672	3,154	13
Net assets applicable to Variable Life contracts in accumulation period	1,692,624	212,299	2,855,509	6,092,690	35,455
Net assets applicable to seed money	95	—	93	91	243
Total net assets	$1,692,719	$212,299	$2,855,602	$6,092,781	$35,698
(1) Investment shares	110,419	14,993	215,192	380,561	4,038
(2) Investments, at cost	$1,947,493	$214,475	$3,236,588	$6,177,070	$37,490

December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Assets
Investments, at fair value(1),(2)	$551,818	$2,923,675	$628,746	$994,889	$29,236
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	300	1,661	439	332	—
Total assets	552,118	2,925,336	629,185	995,221	29,236

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	285	1,154	323	332	—
Contract terminations	15	507	116	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	300	1,661	439	332	—
Net assets applicable to Variable Life contracts in accumulation period	551,818	2,923,577	628,746	994,641	29,236
Net assets applicable to seed money	—	98	—	248	—
Total net assets	$551,818	$2,923,675	$628,746	$994,889	$29,236
(1) Investment shares	44,936	149,702	10,664	18,697	3,368
(2) Investments, at cost	$560,684	$2,657,287	$589,862	$1,094,517	$32,274

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	15

Statement of Assets and Liabilities

December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$253,106	$390,796	$10,346,008	$881,494	$1,167,398
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	86	3	—	—	58
Receivable for share redemptions	81	216	7,456	463	441
Total assets	253,273	391,015	10,353,464	881,957	1,167,897

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	81	216	6,987	375	441
Contract terminations	—	—	469	88	—
Payable for investments purchased	86	3	—	—	58
Total liabilities	167	219	7,456	463	499
Net assets applicable to Variable Life contracts in accumulation period	253,006	390,671	10,346,008	881,091	1,167,248
Net assets applicable to seed money	100	125	—	403	150
Total net assets	$253,106	$390,796	$10,346,008	$881,494	$1,167,398
(1) Investment shares	29,847	19,959	353,227	14,034	48,160
(2) Investments, at cost	$284,822	$342,374	$9,983,319	$1,033,213	$1,183,485

December 31, 2023 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Assets
Investments, at fair value(1),(2)	$1,110,101	$499,172	$1,823,314	$30,814	$1,624,807
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	55	972	1,092	—	4,915
Receivable for share redemptions	466	—	587	—	648
Total assets	1,110,622	500,144	1,824,993	30,814	1,630,370

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	466	—	587	—	623
Contract terminations	—	—	—	—	25
Payable for investments purchased	55	972	1,092	—	4,915
Total liabilities	521	972	1,679	—	5,563
Net assets applicable to Variable Life contracts in accumulation period	1,109,933	499,172	1,823,091	30,814	1,624,719
Net assets applicable to seed money	168	—	223	—	88
Total net assets	$1,110,101	$499,172	$1,823,314	$30,814	$1,624,807
(1) Investment shares	33,167	13,653	51,361	7,183	367,603
(2) Investments, at cost	$1,112,229	$503,708	$1,958,783	$29,684	$1,836,213

See accompanying notes to financial statements.

16	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2023 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst
Assets
Investments, at fair value(1),(2)	$252,875	$1,802,594	$1,252,269	$6,355	$737,372
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	761	167	32	225	—
Receivable for share redemptions	—	767	522	—	—
Total assets	253,636	1,803,528	1,252,823	6,580	737,372

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	476	468	—	—
Contract terminations	—	291	54	—	—
Payable for investments purchased	761	167	32	225	—
Total liabilities	761	934	554	225	—
Net assets applicable to Variable Life contracts in accumulation period	252,875	1,802,594	1,252,120	6,213	737,372
Net assets applicable to seed money	—	—	149	142	—
Total net assets	$252,875	$1,802,594	$1,252,269	$6,355	$737,372
(1) Investment shares	9,397	68,540	67,690	401	16,285
(2) Investments, at cost	$250,192	$1,656,708	$1,385,574	$5,798	$697,276

December 31, 2023 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Assets
Investments, at fair value(1),(2)	$64,068	$800,241	$81,235	$26,124	$2,297,291
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	45	—	—	49
Receivable for share redemptions	—	337	—	—	2,075
Total assets	64,068	800,623	81,235	26,124	2,299,415

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	337	—	—	952
Contract terminations	—	—	—	—	1,123
Payable for investments purchased	—	45	—	—	49
Total liabilities	—	382	—	—	2,124
Net assets applicable to Variable Life contracts in accumulation period	64,068	800,241	81,235	26,124	2,297,086
Net assets applicable to seed money	—	—	—	—	205
Total net assets	$64,068	$800,241	$81,235	$26,124	$2,297,291
(1) Investment shares	1,333	11,705	8,083	2,341	143,044
(2) Investments, at cost	$56,485	$686,878	$82,038	$27,044	$1,749,002

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	17

Statement of Assets and Liabilities

December 31, 2023 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$1,822,478	$51,257	$618,403	$11,605	$17,069
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	494	—	—	—	—
Receivable for share redemptions	823	—	279	—	7
Total assets	1,823,795	51,257	618,682	11,605	17,076

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	823	—	270	—	7
Contract terminations	—	—	9	—	—
Payable for investments purchased	494	—	—	—	—
Total liabilities	1,317	—	279	—	7
Net assets applicable to Variable Life contracts in accumulation period	1,822,314	51,257	618,215	11,605	16,749
Net assets applicable to seed money	164	—	188	—	320
Total net assets	$1,822,478	$51,257	$618,403	$11,605	$17,069
(1) Investment shares	45,471	1,135	14,361	965	1,425
(2) Investments, at cost	$1,565,332	$40,097	$502,399	$11,654	$18,237

December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I
Assets
Investments, at fair value(1),(2)	$3,106,178	$2,010,897	$75,089	$1,061,468	$362,442
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	263	—	978	7,438
Receivable for share redemptions	1,444	803	—	380	—
Total assets	3,107,622	2,011,963	75,089	1,062,826	369,880

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,357	772	—	380	—
Contract terminations	87	31	—	—	—
Payable for investments purchased	—	263	—	978	7,438
Total liabilities	1,444	1,066	—	1,358	7,438
Net assets applicable to Variable Life contracts in accumulation period	3,106,077	2,010,806	75,089	1,061,304	362,442
Net assets applicable to seed money	101	91	—	164	—
Total net assets	$3,106,178	$2,010,897	$75,089	$1,061,468	$362,442
(1) Investment shares	140,551	199,099	2,328	33,655	78,963
(2) Investments, at cost	$2,819,944	$2,932,565	$81,212	$1,053,321	$417,220

See accompanying notes to financial statements.

18	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2023 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Assets
Investments, at fair value(1),(2)	$791,586	$328,405	$32,618	$46,275	$28,509
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	66	97	—	—	—
Receivable for share redemptions	299	847	—	—	6
Total assets	791,951	329,349	32,618	46,275	28,515

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	299	131	—	—	6
Contract terminations	—	716	—	—	—
Payable for investments purchased	66	97	—	—	—
Total liabilities	365	944	—	—	6
Net assets applicable to Variable Life contracts in accumulation period	791,491	328,314	32,618	46,275	28,199
Net assets applicable to seed money	95	91	—	—	310
Total net assets	$791,586	$328,405	$32,618	$46,275	$28,509
(1) Investment shares	195,453	43,555	978	1,382	3,023
(2) Investments, at cost	$1,633,747	$406,326	$29,872	$42,907	$29,411

December 31, 2023 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Assets
Investments, at fair value(1),(2)	$616,253	$12,766	$5,540	$435,359	$115,433
Dividends receivable	—	—	—	1,228	350
Accounts receivable from RiverSource Life of NY for contract purchase payments	24	—	—	—	200
Receivable for share redemptions	276	—	—	196	—
Total assets	616,553	12,766	5,540	436,783	115,983

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	276	—	—	189	—
Contract terminations	—	—	—	7	—
Payable for investments purchased	24	—	—	1,228	550
Total liabilities	300	—	—	1,424	550
Net assets applicable to Variable Life contracts in accumulation period	616,167	12,766	5,540	433,127	115,433
Net assets applicable to seed money	86	—	—	2,232	—
Total net assets	$616,253	$12,766	$5,540	$435,359	$115,433
(1) Investment shares	66,984	1,388	589	47,425	12,574
(2) Investments, at cost	$693,664	$13,324	$6,674	$493,998	$122,487

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	19

Statement of Assets and Liabilities

December 31, 2023 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA
Assets
Investments, at fair value(1),(2)	$44,251	$1,404,360	$251,646	$162,490	$12,550,221
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	705	2	—	452	—
Receivable for share redemptions	—	561	162	62	8,909
Total assets	44,956	1,404,923	251,808	163,004	12,559,130

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	560	142	62	8,513
Contract terminations	—	1	20	—	396
Payable for investments purchased	705	2	—	452	—
Total liabilities	705	563	162	514	8,909
Net assets applicable to Variable Life contracts in accumulation period	44,251	1,404,360	251,646	162,386	12,550,221
Net assets applicable to seed money	—	—	—	104	—
Total net assets	$44,251	$1,404,360	$251,646	$162,490	$12,550,221
(1) Investment shares	2,588	86,582	45,342	10,641	303,365
(2) Investments, at cost	$41,257	$1,349,056	$280,754	$152,119	$9,629,943

December 31, 2023 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value
Assets
Investments, at fair value(1),(2)	$150,338	$1,977,007	$27,102	$203,323	$2,465,879
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	39	—
Receivable for share redemptions	51	2,099	—	62	1,861
Total assets	150,389	1,979,106	27,102	203,424	2,467,740

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	51	1,073	—	62	1,246
Contract terminations	—	1,026	—	—	615
Payable for investments purchased	—	—	—	39	—
Total liabilities	51	2,099	—	101	1,861
Net assets applicable to Variable Life contracts in accumulation period	149,945	1,977,007	27,102	203,256	2,465,879
Net assets applicable to seed money	393	—	—	67	—
Total net assets	$150,338	$1,977,007	$27,102	$203,323	$2,465,879
(1) Investment shares	3,796	215,595	1,997	15,835	105,968
(2) Investments, at cost	$136,713	$2,085,456	$28,203	$226,443	$1,750,365

See accompanying notes to financial statements.

20	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2023 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 1
Assets
Investments, at fair value(1),(2)	$145,126	$1,669,346	$26,120,255	$23,650,778	$22
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	225	1,651	1,171	102	—
Receivable for share redemptions	43	—	5,076	22,116	—
Total assets	145,394	1,670,997	26,126,502	23,672,996	22

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	43	—	5,076	9,083	—
Contract terminations	—	—	—	13,033	—
Payable for investments purchased	225	1,651	1,171	102	—
Total liabilities	268	1,651	6,247	22,218	—
Net assets applicable to Variable Life contracts in accumulation period	144,958	1,669,346	26,120,128	23,650,651	—
Net assets applicable to seed money	168	—	127	127	22
Total net assets	$145,126	$1,669,346	$26,120,255	$23,650,778	$22
(1) Investment shares	17,318	58,800	929,216	840,170	1
(2) Investments, at cost	$147,306	$1,544,319	$19,892,885	$15,111,992	$20

December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$583,324	$431,816	$22	$93,993	$56,064
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,648	182	—	49	—
Total assets	584,972	431,998	22	94,042	56,064

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	285	182	—	49	—
Contract terminations	1,363	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,648	182	—	49	—
Net assets applicable to Variable Life contracts in accumulation period	583,216	431,732	—	93,921	56,064
Net assets applicable to seed money	108	84	22	72	—
Total net assets	$583,324	$431,816	$22	$93,993	$56,064
(1) Investment shares	37,927	28,095	2	7,372	3,929
(2) Investments, at cost	$584,092	$385,725	$20	$95,818	$60,174

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	21

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$136,266	$944,431	$2,238,621	$295,544	$1,861,237
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	16,416	322
Receivable for share redemptions	63	—	517	—	499
Total assets	136,329	944,431	2,239,138	311,960	1,862,058

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	63	—	517	—	499
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	16,416	322
Total liabilities	63	—	517	16,416	821
Net assets applicable to Variable Life contracts in accumulation period	136,215	944,431	2,238,592	295,544	1,861,183
Net assets applicable to seed money	51	—	29	—	54
Total net assets	$136,266	$944,431	$2,238,621	$295,544	$1,861,237
(1) Investment shares	9,657	54,340	130,152	17,093	108,781
(2) Investments, at cost	$129,385	$900,409	$1,797,400	$282,698	$1,602,517

December 31, 2023 (continued)	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$3,786,147	$26,124,048	$33,732,420	$8,376,897	$40,433,107
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	86	1,592	3,028	5,123	21,382
Receivable for share redemptions	—	10,641	14,167	—	11,824
Total assets	3,786,233	26,136,281	33,749,615	8,382,020	40,466,313

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	10,107	13,551	—	11,824
Contract terminations	—	534	616	—	—
Payable for investments purchased	86	1,592	3,028	5,123	21,382
Total liabilities	86	12,233	17,195	5,123	33,206
Net assets applicable to Variable Life contracts in accumulation period	3,786,147	26,123,958	33,732,330	8,376,897	40,432,984
Net assets applicable to seed money	—	90	90	—	123
Total net assets	$3,786,147	$26,124,048	$33,732,420	$8,376,897	$40,433,107
(1) Investment shares	174,718	1,218,472	1,571,142	337,506	1,646,970
(2) Investments, at cost	$3,681,376	$20,534,977	$23,865,163	$7,859,033	$31,205,572

See accompanying notes to financial statements.

22	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$55,836,994	$338,632	$2,193,073	$2,850,754	$24,343
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,151	—	13	299	—
Receivable for share redemptions	23,241	—	823	1,077	—
Total assets	55,862,386	338,632	2,193,909	2,852,130	24,343

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	21,112	—	823	1,077	—
Contract terminations	2,129	—	—	—	—
Payable for investments purchased	2,151	—	13	299	—
Total liabilities	25,392	—	836	1,376	—
Net assets applicable to Variable Life contracts in accumulation period	55,836,871	338,632	2,192,986	2,850,667	24,343
Net assets applicable to seed money	123	—	87	87	—
Total net assets	$55,836,994	$338,632	$2,193,073	$2,850,754	$24,343
(1) Investment shares	2,270,720	18,504	121,164	157,240	2,502
(2) Investments, at cost	$37,196,610	$314,686	$2,008,661	$2,374,913	$24,804

December 31, 2023 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1
Assets
Investments, at fair value(1),(2)	$13,393	$1,590	$31,536	$423,476	$63,609
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1,125	216	—
Receivable for share redemptions	—	—	—	172	—
Total assets	13,393	1,590	32,661	423,864	63,609

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	172	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	1,125	216	—
Total liabilities	—	—	1,125	388	—
Net assets applicable to Variable Life contracts in accumulation period	13,393	1,546	31,536	423,309	63,609
Net assets applicable to seed money	—	44	—	167	—
Total net assets	$13,393	$1,590	$31,536	$423,476	$63,609
(1) Investment shares	1,384	43	875	11,561	6,230
(2) Investments, at cost	$13,600	$1,336	$29,021	$243,326	$68,510

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	23

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2
Assets
Investments, at fair value(1),(2)	$55,681	$150,089	$198,015	$38,952	$67,130
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	900	—	8	—	—
Receivable for share redemptions	—	—	—	—	—
Total assets	56,581	150,089	198,023	38,952	67,130

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	900	—	8	—	—
Total liabilities	900	—	8	—	—
Net assets applicable to Variable Life contracts in accumulation period	55,681	150,089	198,015	38,952	67,130
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$55,681	$150,089	$198,015	$38,952	$67,130
(1) Investment shares	5,513	13,063	17,446	3,880	6,720
(2) Investments, at cost	$55,990	$134,641	$203,365	$35,103	$64,416

December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$57,582	$28,644	$10,867	$6,172	$659,426
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	30
Receivable for share redemptions	—	—	—	—	251
Total assets	57,582	28,644	10,867	6,172	659,707

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	251
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	30
Total liabilities	—	—	—	—	281
Net assets applicable to Variable Life contracts in accumulation period	57,582	28,644	10,867	6,172	659,275
Net assets applicable to seed money	—	—	—	—	151
Total net assets	$57,582	$28,644	$10,867	$6,172	$659,426
(1) Investment shares	1,983	1,020	298	175	18,435
(2) Investments, at cost	$56,956	$26,553	$10,547	$4,857	$489,188

See accompanying notes to financial statements.

24	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn	Wanger Intl
Assets
Investments, at fair value(1),(2)	$5,846	$139,815	$10,130	$5,633,902	$4,275,604
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	672	—	823	—
Receivable for share redemptions	—	—	—	2,405	4,328
Total assets	5,846	140,487	10,130	5,637,130	4,279,932

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	2,343	1,742
Contract terminations	—	—	—	62	2,586
Payable for investments purchased	—	672	—	823	—
Total liabilities	—	672	—	3,228	4,328
Net assets applicable to Variable Life contracts in accumulation period	5,823	139,815	10,130	5,633,808	4,275,501
Net assets applicable to seed money	23	—	—	94	103
Total net assets	$5,846	$139,815	$10,130	$5,633,902	$4,275,604
(1) Investment shares	435	8,489	677	422,648	209,794
(2) Investments, at cost	$5,547	$128,950	$9,072	$8,376,035	$5,247,533

December 31, 2023 (continued)				WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)				$17,530	$9,308
Dividends receivable				—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments				503	—
Receivable for share redemptions				—	—
Total assets				18,033	9,308

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee				—	—
Contract terminations				—	—
Payable for investments purchased				503	—
Total liabilities				503	—
Net assets applicable to Variable Life contracts in accumulation period				17,530	9,308
Net assets applicable to seed money				—	—
Total net assets				$17,530	$9,308
(1) Investment shares				2,912	1,487
(2) Investments, at cost				$18,915	$10,678

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	25

Statement of Operations

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Investment income
Dividend income	$3	$18,506	$—	$—	$33,407
Variable account expenses	1	12,467	—	8,313	11,380
Investment income (loss) — net	2	6,039	—	(8,313)	22,027

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2	333,601	10,874	180,501	434,987
Cost of investments sold	3	335,069	11,581	172,728	455,922
Net realized gain (loss) on sales of investments	(1)	(1,468)	(707)	7,773	(20,935)
Distributions from capital gains	—	—	17,653	181,316	211,019
Net change in unrealized appreciation (depreciation) of investments	55	336,369	60,499	504,944	54,176
Net gain (loss) on investments	54	334,901	77,445	694,033	244,260
Net increase (decrease) in net assets resulting from operations	$56	$340,940	$77,445	$685,720	$266,287

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1
Investment income
Dividend income	$4,860	$14,343	$—	$—	$—
Variable account expenses	2,073	6,236	—	5,014	—
Investment income (loss) — net	2,787	8,107	—	(5,014)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	70,863	119,300	2,410	168,042	4,525
Cost of investments sold	79,524	178,154	2,669	177,391	5,682
Net realized gain (loss) on sales of investments	(8,661)	(58,854)	(259)	(9,349)	(1,157)
Distributions from capital gains	15,863	—	1,269	108,986	—
Net change in unrealized appreciation (depreciation) of investments	66,871	186,585	2,659	201,628	11,188
Net gain (loss) on investments	74,073	127,731	3,669	301,265	10,031
Net increase (decrease) in net assets resulting from operations	$76,860	$135,838	$3,669	$296,251	$10,031

Year ended December 31, 2023 (continued)	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II
Investment income
Dividend income	$—	$1,626	$14,863	$9,761	$9,053
Variable account expenses	3,950	—	3,035	4,822	2,976
Investment income (loss) — net	(3,950)	1,626	11,828	4,939	6,077

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	110,551	761	117,601	63,271	74,787
Cost of investments sold	141,202	734	94,313	58,948	84,410
Net realized gain (loss) on sales of investments	(30,651)	27	23,288	4,323	(9,623)
Distributions from capital gains	—	511	5,324	—	—
Net change in unrealized appreciation (depreciation) of investments	82,993	2,293	26,009	68,645	88,007
Net gain (loss) on investments	52,342	2,831	54,621	72,968	78,384
Net increase (decrease) in net assets resulting from operations	$48,392	$4,457	$66,449	$77,907	$84,461

See accompanying notes to financial statements.

26	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2023 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP EAFE Intl Index, Cl F
Investment income
Dividend income	$93,312	$51,853	$3,765	$12,457	$55
Variable account expenses	26,411	9,104	—	2,372	—
Investment income (loss) — net	66,901	42,749	3,765	10,085	55

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	400,707	487,242	38,216	103,390	—
Cost of investments sold	304,538	445,268	41,702	117,869	—
Net realized gain (loss) on sales of investments	96,169	41,974	(3,486)	(14,479)	—
Distributions from capital gains	307,231	189,836	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(150,373)	(88,352)	18,992	57,522	144
Net gain (loss) on investments	253,027	143,458	15,506	43,043	144
Net increase (decrease) in net assets resulting from operations	$319,928	$186,207	$19,271	$53,128	$199

Year ended December 31, 2023 (continued)	Calvert VP EAFE Intl Index, Cl I	Calvert VP Nasdaq 100 Index, Cl F	Calvert VP Nasdaq 100 Index, Cl I	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl I
Investment income
Dividend income	$1,684	$56	$122	$3	$77
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	1,684	56	122	3	77

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,625	497	1,448	—	655
Cost of investments sold	2,463	486	1,386	—	686
Net realized gain (loss) on sales of investments	162	11	62	—	(31)
Distributions from capital gains	—	—	—	—	5
Net change in unrealized appreciation (depreciation) of investments	7,926	2,617	9,758	49	1,880
Net gain (loss) on investments	8,088	2,628	9,820	49	1,854
Net increase (decrease) in net assets resulting from operations	$9,772	$2,684	$9,942	$52	$1,931

Year ended December 31, 2023 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2
Investment income
Dividend income	$41,486	$—	$—	$14,935	$8,006
Variable account expenses	12,697	—	123,137	—	—
Investment income (loss) — net	28,789	—	(123,137)	14,935	8,006

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	160,770	6,723	1,391,344	22,310	1,090
Cost of investments sold	169,702	6,826	693,697	27,898	1,277
Net realized gain (loss) on sales of investments	(8,932)	(103)	697,647	(5,588)	(187)
Distributions from capital gains	9,938	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	367,010	247,787	2,387,268	(13,443)	(10,538)
Net gain (loss) on investments	368,016	247,684	3,084,915	(19,031)	(10,725)
Net increase (decrease) in net assets resulting from operations	$396,805	$247,684	$2,961,778	$(4,096)	$(2,719)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	27

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	—	—	219,617
Investment income (loss) — net	—	—	—	—	(219,617)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,879	9,456	6,600	35,424	2,660,186
Cost of investments sold	10,155	6,630	6,506	22,437	838,932
Net realized gain (loss) on sales of investments	724	2,826	94	12,987	1,821,254
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	61,611	42,445	28,025	75,399	3,975,337
Net gain (loss) on investments	62,335	45,271	28,119	88,386	5,796,591
Net increase (decrease) in net assets resulting from operations	$62,335	$45,271	$28,119	$88,386	$5,576,974

Year ended December 31, 2023 (continued)	Col VP Divd Opp, Cl 1	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2
Investment income
Dividend income	$—	$—	$—	$1,445	$842
Variable account expenses	—	—	66,945	—	—
Investment income (loss) — net	—	—	(66,945)	1,445	842

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	58,361	26,845	1,275,962	780	7,166
Cost of investments sold	57,125	24,108	711,380	815	8,808
Net realized gain (loss) on sales of investments	1,236	2,737	564,582	(35)	(1,642)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,670	5,857	(2,724)	1,311	2,301
Net gain (loss) on investments	4,906	8,594	561,858	1,276	659
Net increase (decrease) in net assets resulting from operations	$4,906	$8,594	$494,913	$2,721	$1,501

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Investment income
Dividend income	$203	$—	$—	$2,584	$38,983
Variable account expenses	—	—	10,211	—	6,453
Investment income (loss) — net	203	—	(10,211)	2,584	32,530

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,547	19,292	265,353	4,091	125,153
Cost of investments sold	12,063	30,843	421,953	4,815	157,249
Net realized gain (loss) on sales of investments	(3,516)	(11,551)	(156,600)	(724)	(32,096)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	20,741	40,132	323,906	5,814	107,697
Net gain (loss) on investments	17,225	28,581	167,306	5,090	75,601
Net increase (decrease) in net assets resulting from operations	$17,428	$28,581	$157,095	$7,674	$108,131

See accompanying notes to financial statements.

28	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Investment income
Dividend income	$9,588	$22,177	$118,403	$4,524	$15,319
Variable account expenses	—	—	13,692	—	—
Investment income (loss) — net	9,588	22,177	104,711	4,524	15,319

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	347,022	253,700	575,503	6,328	18,455
Cost of investments sold	347,022	253,700	575,502	6,692	20,726
Net realized gain (loss) on sales of investments	—	—	1	(364)	(2,271)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	—	(1)	7,030	20,221
Net gain (loss) on investments	—	—	—	6,666	17,950
Net increase (decrease) in net assets resulting from operations	$9,588	$22,177	$104,711	$11,190	$33,269

Year ended December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Investment income
Dividend income	$135,922	$1,027	$3,779	$52,050	$1,940
Variable account expenses	13,370	—	—	5,580	—
Investment income (loss) — net	122,552	1,027	3,779	46,470	1,940

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	228,749	607	2,686	157,735	7,378
Cost of investments sold	259,075	703	2,969	195,032	8,713
Net realized gain (loss) on sales of investments	(30,326)	(96)	(283)	(37,297)	(1,335)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	182,268	1,287	3,746	98,404	3,600
Net gain (loss) on investments	151,942	1,191	3,463	61,107	2,265
Net increase (decrease) in net assets resulting from operations	$274,494	$2,218	$7,242	$107,577	$4,205

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$1,205	$118,149	$—	$—	$—
Variable account expenses	—	32,451	—	—	17,012
Investment income (loss) — net	1,205	85,698	—	—	(17,012)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,080	628,371	42,725	3,950	442,228
Cost of investments sold	14,357	783,118	42,664	3,201	206,856
Net realized gain (loss) on sales of investments	(2,277)	(154,747)	61	749	235,372
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,786	366,259	417,351	133,359	826,201
Net gain (loss) on investments	1,509	211,512	417,412	134,108	1,061,573
Net increase (decrease) in net assets resulting from operations	$2,714	$297,210	$417,412	$134,108	$1,044,561

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	29

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 1
Investment income
Dividend income	$—	$—	$664	$25,957	$335
Variable account expenses	—	63,052	—	4,475	—
Investment income (loss) — net	—	(63,052)	664	21,482	335

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	283,508	1,071,965	8,231	946,346	2,754
Cost of investments sold	261,534	547,204	8,241	919,098	3,188
Net realized gain (loss) on sales of investments	21,974	524,761	(10)	27,248	(434)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	803,456	2,442,787	646	16,001	800
Net gain (loss) on investments	825,430	2,967,548	636	43,249	366
Net increase (decrease) in net assets resulting from operations	$825,430	$2,904,496	$1,300	$64,731	$701

Year ended December 31, 2023 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Investment income
Dividend income	$254	$3,348	$2,866	$80,901	$—
Variable account expenses	—	—	—	36,959	—
Investment income (loss) — net	254	3,348	2,866	43,942	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	23	5,442	20,116	429,509	15,952
Cost of investments sold	31	5,702	21,516	394,593	15,848
Net realized gain (loss) on sales of investments	(8)	(260)	(1,400)	34,916	104
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	297	25,043	22,356	531,091	35,494
Net gain (loss) on investments	289	24,783	20,956	566,007	35,598
Net increase (decrease) in net assets resulting from operations	$543	$28,131	$23,822	$609,949	$35,598

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	4,751	—	—	4,814
Investment income (loss) — net	—	(4,751)	—	—	(4,814)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	16,338	137,034	4,922	1,362	113,808
Cost of investments sold	12,728	101,358	4,477	1,014	86,289
Net realized gain (loss) on sales of investments	3,610	35,676	445	348	27,519
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,539	11,520	55,654	17,801	177,538
Net gain (loss) on investments	7,149	47,196	56,099	18,149	205,057
Net increase (decrease) in net assets resulting from operations	$7,149	$42,445	$56,099	$18,149	$200,243

See accompanying notes to financial statements.

30	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	3,561	—	—
Investment income (loss) — net	—	—	(3,561)	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,814	6,155	98,067	3,960	5,371
Cost of investments sold	6,581	4,579	68,787	3,801	4,480
Net realized gain (loss) on sales of investments	233	1,576	29,280	159	891
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	27,043	12,945	53,322	9,399	15,929
Net gain (loss) on investments	27,276	14,521	82,602	9,558	16,820
Net increase (decrease) in net assets resulting from operations	$27,276	$14,521	$79,041	$9,558	$16,820

Year ended December 31, 2023 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Investment income
Dividend income	$—	$—	$—	$4,113	$4,724
Variable account expenses	5,734	—	—	—	—
Investment income (loss) — net	(5,734)	—	—	4,113	4,724

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	151,807	13,780	140	6,867	46,339
Cost of investments sold	101,935	12,601	135	7,505	51,670
Net realized gain (loss) on sales of investments	49,872	1,179	5	(638)	(5,331)
Distributions from capital gains	—	4,353	1,863	—	—
Net change in unrealized appreciation (depreciation) of investments	81,005	35,526	5,796	7,903	14,182
Net gain (loss) on investments	130,877	41,058	7,664	7,265	8,851
Net increase (decrease) in net assets resulting from operations	$125,143	$41,058	$7,664	$11,378	$13,575

Year ended December 31, 2023 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Investment income
Dividend income	$476	$494	$30,450	$95,071	$1,010
Variable account expenses	—	—	6,660	2,395	—
Investment income (loss) — net	476	494	23,790	92,676	1,010

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,882	2,143	130,848	95,353	4,678
Cost of investments sold	2,078	2,430	156,107	124,333	5,454
Net realized gain (loss) on sales of investments	(196)	(287)	(25,259)	(28,980)	(776)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	565	509	56,529	(111,889)	1,392
Net gain (loss) on investments	369	222	31,270	(140,869)	616
Net increase (decrease) in net assets resulting from operations	$845	$716	$55,060	$(48,193)	$1,626

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	31

Statement of Operations

Year ended December 31, 2023 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Investment income
Dividend income	$578	$5,767	$1,393	$47,979	$1,142
Variable account expenses	—	—	—	2,872	—
Investment income (loss) — net	578	5,767	1,393	45,107	1,142

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,520	31,930	5,256	99,075	1,457
Cost of investments sold	3,028	40,748	6,168	126,143	1,774
Net realized gain (loss) on sales of investments	(508)	(8,818)	(912)	(27,068)	(317)
Distributions from capital gains	—	—	—	—	3,747
Net change in unrealized appreciation (depreciation) of investments	940	4,592	250	1,195	2,690
Net gain (loss) on investments	432	(4,226)	(662)	(25,873)	6,120
Net increase (decrease) in net assets resulting from operations	$1,010	$1,541	$731	$19,234	$7,262

Year ended December 31, 2023 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 1	CTIVP MS Adv, Cl 2
Investment income
Dividend income	$3,580	$—	$—	$—	$—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	3,580	—	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,719	14,969	2,677	3,975	9,411
Cost of investments sold	24,156	13,873	2,013	4,245	11,117
Net realized gain (loss) on sales of investments	(6,437)	1,096	664	(270)	(1,706)
Distributions from capital gains	13,800	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,657	14,027	16,912	32,902	17,531
Net gain (loss) on investments	22,020	15,123	17,576	32,632	15,825
Net increase (decrease) in net assets resulting from operations	$25,600	$15,123	$17,576	$32,632	$15,825

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$1,470
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	—	—	—	—	1,470

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,245	2,056	5,840	3,304	2,922
Cost of investments sold	1,287	1,369	5,662	2,589	3,417
Net realized gain (loss) on sales of investments	(42)	687	178	715	(495)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,490	20,747	14,472	10,508	3,668
Net gain (loss) on investments	31,448	21,434	14,650	11,223	3,173
Net increase (decrease) in net assets resulting from operations	$31,448	$21,434	$14,650	$11,223	$4,643

See accompanying notes to financial statements.

32	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2023 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1
Investment income
Dividend income	$497	$—	$—	$—	$—
Variable account expenses	—	—	—	5,955	—
Investment income (loss) — net	497	—	—	(5,955)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,012	54,800	15,609	111,797	1,381
Cost of investments sold	2,343	52,562	10,368	74,305	1,345
Net realized gain (loss) on sales of investments	(331)	2,238	5,241	37,492	36
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,913	43,172	41,414	76,460	15,364
Net gain (loss) on investments	1,582	45,410	46,655	113,952	15,400
Net increase (decrease) in net assets resulting from operations	$2,079	$45,410	$46,655	$107,997	$15,400

Year ended December 31, 2023 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Investment income
Dividend income	$—	$1,116	$999	$16,022	$111,259
Variable account expenses	—	224	—	271	7,721
Investment income (loss) — net	—	892	999	15,751	103,538

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,265	18,062	1,786	23,268	101,073
Cost of investments sold	2,138	20,922	1,794	24,461	107,060
Net realized gain (loss) on sales of investments	127	(2,860)	(8)	(1,193)	(5,987)
Distributions from capital gains	—	—	133	2,271	—
Net change in unrealized appreciation (depreciation) of investments	13,772	9,146	191	(3,119)	39,141
Net gain (loss) on investments	13,899	6,286	316	(2,041)	33,154
Net increase (decrease) in net assets resulting from operations	$13,899	$7,178	$1,315	$13,710	$136,692

Year ended December 31, 2023 (continued)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Init Cl
Investment income
Dividend income	$2,989	$13,928	$68,453	$31,559	$2,423
Variable account expenses	—	26,792	28,013	8,448	—
Investment income (loss) — net	2,989	(12,864)	40,440	23,111	2,423

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	82,245	739,499	647,011	320,981	36,840
Cost of investments sold	77,215	615,799	453,071	258,838	38,674
Net realized gain (loss) on sales of investments	5,030	123,700	193,940	62,143	(1,834)
Distributions from capital gains	20,567	196,205	165,318	82,876	10,949
Net change in unrealized appreciation (depreciation) of investments	131,050	1,188,867	328,274	181,436	42,561
Net gain (loss) on investments	156,647	1,508,772	687,532	326,455	51,676
Net increase (decrease) in net assets resulting from operations	$159,636	$1,495,908	$727,972	$349,566	$54,099

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	33

Statement of Operations

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Investment income
Dividend income	$27,620	$20,325	$13,137	$9,249	$15,158
Variable account expenses	37,171	20,139	9,617	4,419	—
Investment income (loss) — net	(9,551)	186	3,520	4,830	15,158

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	578,374	773,183	133,547	62,336	70,621
Cost of investments sold	562,296	809,104	112,010	55,523	73,705
Net realized gain (loss) on sales of investments	16,078	(35,921)	21,537	6,813	(3,084)
Distributions from capital gains	150,031	151,643	3,681	3,099	—
Net change in unrealized appreciation (depreciation) of investments	574,434	592,328	218,598	181,933	14,517
Net gain (loss) on investments	740,543	708,050	243,816	191,845	11,433
Net increase (decrease) in net assets resulting from operations	$730,992	$708,236	$247,336	$196,675	$26,591

Year ended December 31, 2023 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Investment income
Dividend income	$977	$57,370	$1,597	$20,840	$395
Variable account expenses	—	9,907	—	2,290	—
Investment income (loss) — net	977	47,463	1,597	18,550	395

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	514	274,852	1,768	28,848	973
Cost of investments sold	562	346,508	1,890	31,303	967
Net realized gain (loss) on sales of investments	(48)	(71,656)	(122)	(2,455)	6
Distributions from capital gains	—	—	1,839	25,265	1,582
Net change in unrealized appreciation (depreciation) of investments	973	226,762	(699)	(9,481)	877
Net gain (loss) on investments	925	155,106	1,018	13,329	2,465
Net increase (decrease) in net assets resulting from operations	$1,902	$202,569	$2,615	$31,879	$2,860

Year ended December 31, 2023 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Investment income
Dividend income	$29,920	$1,109	$13,774	$58,594	$2,236
Variable account expenses	7,372	—	12,979	30,859	183
Investment income (loss) — net	22,548	1,109	795	27,735	2,053

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	284,056	7,881	287,322	693,043	11,702
Cost of investments sold	335,513	8,789	351,279	748,136	12,012
Net realized gain (loss) on sales of investments	(51,457)	(908)	(63,957)	(55,093)	(310)
Distributions from capital gains	137,713	8,014	149,322	144,316	—
Net change in unrealized appreciation (depreciation) of investments	90,748	13,057	226,179	484,799	939
Net gain (loss) on investments	177,004	20,163	311,544	574,022	629
Net increase (decrease) in net assets resulting from operations	$199,552	$21,272	$312,339	$601,757	$2,682

See accompanying notes to financial statements.

34	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Investment income
Dividend income	$5,185	$18,604	$—	$—	$—
Variable account expenses	3,298	13,547	3,729	3,843	—
Investment income (loss) — net	1,887	5,057	(3,729)	(3,843)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	24,877	409,322	80,807	176,049	902
Cost of investments sold	27,300	390,005	83,609	206,095	1,065
Net realized gain (loss) on sales of investments	(2,423)	19,317	(2,802)	(30,046)	(163)
Distributions from capital gains	—	—	12,469	22,543	—
Net change in unrealized appreciation (depreciation) of investments	86,830	534,488	186,516	305,445	1,765
Net gain (loss) on investments	84,407	553,805	196,183	297,942	1,602
Net increase (decrease) in net assets resulting from operations	$86,294	$558,862	$192,454	$294,099	$1,602

Year ended December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$—	$5,894	$71,104	$—	$22,351
Variable account expenses	1,097	2,593	82,628	4,368	5,306
Investment income (loss) — net	(1,097)	3,301	(11,524)	(4,368)	17,045

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	102,730	69,668	715,276	37,371	208,626
Cost of investments sold	127,604	61,844	737,067	46,678	215,129
Net realized gain (loss) on sales of investments	(24,874)	7,824	(21,791)	(9,307)	(6,503)
Distributions from capital gains	—	42,448	229,456	—	92,049
Net change in unrealized appreciation (depreciation) of investments	40,812	(12,201)	1,743,334	107,276	(11,058)
Net gain (loss) on investments	15,938	38,071	1,950,999	97,969	74,488
Net increase (decrease) in net assets resulting from operations	$14,841	$41,372	$1,939,475	$93,601	$91,533

Year ended December 31, 2023 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Investment income
Dividend income	$—	$941	$—	$—	$—
Variable account expenses	5,609	—	7,022	—	7,606
Investment income (loss) — net	(5,609)	941	(7,022)	—	(7,606)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	129,501	14,831	281,630	1,921	147,616
Cost of investments sold	139,797	15,858	312,502	1,957	175,275
Net realized gain (loss) on sales of investments	(10,296)	(1,027)	(30,872)	(36)	(27,659)
Distributions from capital gains	803	47,600	198,454	—	—
Net change in unrealized appreciation (depreciation) of investments	182,401	50,822	309,233	2,186	157,074
Net gain (loss) on investments	172,908	97,395	476,815	2,150	129,415
Net increase (decrease) in net assets resulting from operations	$167,299	$98,336	$469,793	$2,150	$121,809

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	35

Statement of Operations

Year ended December 31, 2023 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst
Investment income
Dividend income	$2,553	$15,450	$—	$—	$14,135
Variable account expenses	—	5,619	5,103	—	—
Investment income (loss) — net	2,553	9,831	(5,103)	—	14,135

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,567	178,211	129,014	—	20,665
Cost of investments sold	5,044	183,595	159,061	—	20,742
Net realized gain (loss) on sales of investments	(477)	(5,384)	(30,047)	—	(77)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	34,793	265,462	403,317	633	77,226
Net gain (loss) on investments	34,316	260,078	373,270	633	77,149
Net increase (decrease) in net assets resulting from operations	$36,869	$269,909	$368,167	$633	$91,284

Year ended December 31, 2023 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Investment income
Dividend income	$1,078	$696	$2,602	$790	$—
Variable account expenses	—	4,032	—	—	10,739
Investment income (loss) — net	1,078	(3,336)	2,602	790	(10,739)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	21,817	42,892	1,745	8,053	349,779
Cost of investments sold	20,373	39,024	1,841	8,690	310,982
Net realized gain (loss) on sales of investments	1,444	3,868	(96)	(637)	38,797
Distributions from capital gains	—	57,592	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,114	61,242	1,842	693	808,002
Net gain (loss) on investments	8,558	122,702	1,746	56	846,799
Net increase (decrease) in net assets resulting from operations	$9,636	$119,366	$4,348	$846	$836,060

Year ended December 31, 2023 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$25,513	$61	$327	$—	$—
Variable account expenses	10,208	—	2,996	—	89
Investment income (loss) — net	15,305	61	(2,669)	—	(89)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	187,388	692	78,012	1,043	1,857
Cost of investments sold	165,962	715	74,666	1,126	2,051
Net realized gain (loss) on sales of investments	21,426	(23)	3,346	(83)	(194)
Distributions from capital gains	—	—	—	508	908
Net change in unrealized appreciation (depreciation) of investments	132,311	14,764	184,947	383	1,005
Net gain (loss) on investments	153,737	14,741	188,293	808	1,719
Net increase (decrease) in net assets resulting from operations	$169,042	$14,802	$185,624	$808	$1,630
See accompanying notes to financial statements.

36	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I
Investment income
Dividend income	$1,393	$—	$2,214	$36,342	$—
Variable account expenses	16,010	9,421	—	4,994	—
Investment income (loss) — net	(14,617)	(9,421)	2,214	31,348	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	381,996	202,513	2,149	142,495	12,756
Cost of investments sold	373,220	321,978	2,210	139,766	20,480
Net realized gain (loss) on sales of investments	8,776	(119,465)	(61)	2,729	(7,724)
Distributions from capital gains	150,573	—	3,426	60,958	—
Net change in unrealized appreciation (depreciation) of investments	447,821	374,087	(6,195)	(128,849)	95,116
Net gain (loss) on investments	607,170	254,622	(2,830)	(65,162)	87,392
Net increase (decrease) in net assets resulting from operations	$592,553	$245,201	$(616)	$(33,814)	$87,392

Year ended December 31, 2023 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Investment income
Dividend income	$—	$5,865	$87	$32	$—
Variable account expenses	3,308	1,541	—	—	67
Investment income (loss) — net	(3,308)	4,324	87	32	(67)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	109,171	18,215	200	764	6,230
Cost of investments sold	298,320	24,343	198	805	6,881
Net realized gain (loss) on sales of investments	(189,149)	(6,128)	2	(41)	(651)
Distributions from capital gains	—	—	412	668	—
Net change in unrealized appreciation (depreciation) of investments	430,216	31,645	4,720	8,967	4,625
Net gain (loss) on investments	241,067	25,517	5,134	9,594	3,974
Net increase (decrease) in net assets resulting from operations	$237,759	$29,841	$5,221	$9,626	$3,907

Year ended December 31, 2023 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Investment income
Dividend income	$17,259	$321	$115	$14,104	$3,082
Variable account expenses	3,626	—	—	2,265	—
Investment income (loss) — net	13,633	321	115	11,839	3,082

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	108,000	3,196	306	64,716	3,610
Cost of investments sold	129,089	3,575	390	74,716	4,066
Net realized gain (loss) on sales of investments	(21,089)	(379)	(84)	(10,000)	(456)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	50,815	945	614	19,354	3,493
Net gain (loss) on investments	29,726	566	530	9,354	3,037
Net increase (decrease) in net assets resulting from operations	$43,359	$887	$645	$21,193	$6,119

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	37

Statement of Operations

Year ended December 31, 2023 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA
Investment income
Dividend income	$95	$3,999	$12,703	$54	$85,047
Variable account expenses	—	6,694	1,700	753	98,055
Investment income (loss) — net	95	(2,695)	11,003	(699)	(13,008)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	962	137,453	18,846	25,731	830,428
Cost of investments sold	957	140,566	22,223	24,730	714,600
Net realized gain (loss) on sales of investments	5	(3,113)	(3,377)	1,001	115,828
Distributions from capital gains	1,371	105,810	—	—	348,173
Net change in unrealized appreciation (depreciation) of investments	2,048	12,438	18,379	24,655	2,149,947
Net gain (loss) on investments	3,424	115,135	15,002	25,656	2,613,948
Net increase (decrease) in net assets resulting from operations	$3,519	$112,440	$26,005	$24,957	$2,600,940

Year ended December 31, 2023 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value
Investment income
Dividend income	$559	$—	$—	$—	$54,864
Variable account expenses	537	12,356	—	713	14,992
Investment income (loss) — net	22	(12,356)	—	(713)	39,872

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,364	152,941	105	18,089	254,213
Cost of investments sold	13,187	183,367	116	22,279	182,990
Net realized gain (loss) on sales of investments	177	(30,426)	(11)	(4,190)	71,223
Distributions from capital gains	3,424	—	—	—	152,640
Net change in unrealized appreciation (depreciation) of investments	24,459	344,645	824	9,500	164,972
Net gain (loss) on investments	28,060	314,219	813	5,310	388,835
Net increase (decrease) in net assets resulting from operations	$28,082	$301,863	$813	$4,597	$428,707

Year ended December 31, 2023 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	508	—	58,740	108,554	—
Investment income (loss) — net	(508)	—	(58,740)	(108,554)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,348	69,899	1,400,867	1,854,381	—
Cost of investments sold	15,572	68,026	1,173,077	1,239,650	—
Net realized gain (loss) on sales of investments	(224)	1,873	227,790	614,731	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,148	181,508	3,521,280	2,928,301	1
Net gain (loss) on investments	13,924	183,381	3,749,070	3,543,032	1
Net increase (decrease) in net assets resulting from operations	$13,416	$183,381	$3,690,330	$3,434,478	$1

See accompanying notes to financial statements.

38	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	2,949	2,332	—	594	—
Investment income (loss) — net	(2,949)	(2,332)	—	(594)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	455,591	93,416	—	3,248	1,712
Cost of investments sold	446,318	86,719	—	3,405	1,946
Net realized gain (loss) on sales of investments	9,273	6,697	—	(157)	(234)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	46,933	28,231	2	7,100	5,444
Net gain (loss) on investments	56,206	34,928	2	6,943	5,210
Net increase (decrease) in net assets resulting from operations	$53,257	$32,596	$2	$6,349	$5,210

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	775	—	6,204	—	5,716
Investment income (loss) — net	(775)	—	(6,204)	—	(5,716)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,303	35,386	65,392	27,800	87,631
Cost of investments sold	11,523	36,887	60,683	28,633	79,871
Net realized gain (loss) on sales of investments	(220)	(1,501)	4,709	(833)	7,760
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	12,946	104,673	280,793	24,517	191,382
Net gain (loss) on investments	12,726	103,172	285,502	23,684	199,142
Net increase (decrease) in net assets resulting from operations	$11,951	$103,172	$279,298	$23,684	$193,426

Year ended December 31, 2023 (continued)	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	124,477	165,801	—	144,158
Investment income (loss) — net	—	(124,477)	(165,801)	—	(144,158)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	125,686	2,362,656	2,712,745	214,844	5,062,060
Cost of investments sold	129,980	1,915,353	1,986,977	214,203	4,338,704
Net realized gain (loss) on sales of investments	(4,294)	447,303	725,768	641	723,356
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	352,799	2,631,972	3,219,738	983,039	4,696,860
Net gain (loss) on investments	348,505	3,079,275	3,945,506	983,680	5,420,216
Net increase (decrease) in net assets resulting from operations	$348,505	$2,954,798	$3,779,705	$983,680	$5,276,058

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	39

Statement of Operations

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$599
Variable account expenses	258,484	—	10,004	13,422	—
Investment income (loss) — net	(258,484)	—	(10,004)	(13,422)	599

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,835,917	8,589	377,801	409,741	1,548
Cost of investments sold	4,806,865	8,488	333,707	353,118	1,627
Net realized gain (loss) on sales of investments	2,029,052	101	44,094	56,623	(79)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,533,079	33,180	166,802	219,500	618
Net gain (loss) on investments	7,562,131	33,281	210,896	276,123	539
Net increase (decrease) in net assets resulting from operations	$7,303,647	$33,281	$200,892	$262,701	$1,138

Year ended December 31, 2023 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1
Investment income
Dividend income	$357	$—	$—	$—	$693
Variable account expenses	—	—	—	2,047	—
Investment income (loss) — net	357	—	—	(2,047)	693

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,624	896	37	62,476	12,725
Cost of investments sold	2,810	812	35	41,547	15,428
Net realized gain (loss) on sales of investments	(186)	84	2	20,929	(2,703)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	358	287	2,312	66,073	11,616
Net gain (loss) on investments	172	371	2,314	87,002	8,913
Net increase (decrease) in net assets resulting from operations	$529	$371	$2,314	$84,955	$9,606

Year ended December 31, 2023 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2
Investment income
Dividend income	$354	$652	$448	$523	$1,189
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	354	652	448	523	1,189

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,769	3,374	18,446	5,725	5,102
Cost of investments sold	1,991	3,240	20,102	5,679	5,113
Net realized gain (loss) on sales of investments	(222)	134	(1,656)	46	(11)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,215	17,960	26,772	3,750	8,562
Net gain (loss) on investments	5,993	18,094	25,116	3,796	8,551
Net increase (decrease) in net assets resulting from operations	$6,347	$18,746	$25,564	$4,319	$9,740

See accompanying notes to financial statements.

40	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	—	—	3,028
Investment income (loss) — net	—	—	—	—	(3,028)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	954	575	204	698	92,128
Cost of investments sold	1,009	554	216	591	73,343
Net realized gain (loss) on sales of investments	(55)	21	(12)	107	18,785
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,685	1,786	1,072	516	46,962
Net gain (loss) on investments	3,630	1,807	1,060	623	65,747
Net increase (decrease) in net assets resulting from operations	$3,630	$1,807	$1,060	$623	$62,719

Year ended December 31, 2023 (continued)	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn	Wanger Intl
Investment income
Dividend income	$—	$—	$—	$—	$12,912
Variable account expenses	—	—	—	28,217	21,075
Investment income (loss) — net	—	—	—	(28,217)	(8,163)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	861	6,899	589	659,412	542,587
Cost of investments sold	882	7,030	566	1,072,045	713,109
Net realized gain (loss) on sales of investments	(21)	(131)	23	(412,633)	(170,522)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	511	18,801	1,105	1,452,756	809,823
Net gain (loss) on investments	490	18,670	1,128	1,040,123	639,301
Net increase (decrease) in net assets resulting from operations	$490	$18,670	$1,128	$1,011,906	$631,138

Year ended December 31, 2023 (continued)				WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income				$915	$462
Variable account expenses				—	—
Investment income (loss) — net				915	462

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				4,289	715
Cost of investments sold				4,762	852
Net realized gain (loss) on sales of investments				(473)	(137)
Distributions from capital gains				—	—
Net change in unrealized appreciation (depreciation) of investments				1,208	508
Net gain (loss) on investments				735	371
Net increase (decrease) in net assets resulting from operations				$1,650	$833

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	41

Statement of Changes in Net Assets

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Operations
Investment income (loss) — net	$2	$6,039	$—	$(8,313)	$22,027
Net realized gain (loss) on sales of investments	(1)	(1,468)	(707)	7,773	(20,935)
Distributions from capital gains	—	—	17,653	181,316	211,019
Net change in unrealized appreciation (depreciation) of investments	55	336,369	60,499	504,944	54,176
Net increase (decrease) in net assets resulting from operations	56	340,940	77,445	685,720	266,287

Contract transactions
Contract purchase payments	—	146,847	98,676	120,650	54,975
Net transfers(1)	(1)	35,194	22,711	350,671	(149,703)
Transfers for policy loans	—	(15,983)	—	(10,994)	(39,544)
Policy charges	—	(94,588)	(22,327)	(57,218)	(61,113)
Contract terminations:
Surrender benefits	—	(157,095)	—	(8,227)	(86,347)
Death benefits	—	—	—	(4,064)	—
Increase (decrease) from transactions	(1)	(85,625)	99,060	390,818	(281,732)
Net assets at beginning of year	427	2,447,319	172,948	1,722,770	2,530,737
Net assets at end of year	$482	$2,702,634	$349,453	$2,799,308	$2,515,292

Accumulation unit activity
Units outstanding at beginning of year	—	1,515,962	116,625	391,837	697,622
Units purchased	—	143,647	70,476	79,062	39,124
Units redeemed	—	(196,445)	(12,709)	(16,521)	(115,973)
Units outstanding at end of year	—	1,463,164	174,392	454,378	620,773

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1
Operations
Investment income (loss) — net	$2,787	$8,107	$—	$(5,014)	$—
Net realized gain (loss) on sales of investments	(8,661)	(58,854)	(259)	(9,349)	(1,157)
Distributions from capital gains	15,863	—	1,269	108,986	—
Net change in unrealized appreciation (depreciation) of investments	66,871	186,585	2,659	201,628	11,188
Net increase (decrease) in net assets resulting from operations	76,860	135,838	3,669	296,251	10,031

Contract transactions
Contract purchase payments	15,234	34,735	5,998	39,643	80,876
Net transfers(1)	(21,695)	(6,870)	395	(92,532)	48,081
Transfers for policy loans	10,810	(10,933)	—	(17,170)	—
Policy charges	(16,344)	(27,787)	(1,325)	(30,972)	(16,441)
Contract terminations:
Surrender benefits	(23,479)	(24,313)	—	(20,602)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(35,474)	(35,168)	5,068	(121,633)	112,516
Net assets at beginning of year	494,712	925,493	11,799	1,192,460	157,353
Net assets at end of year	$536,098	$1,026,163	$20,536	$1,367,078	$279,900

Accumulation unit activity
Units outstanding at beginning of year	260,262	484,439	8,443	286,753	132,071
Units purchased	20,725	56,197	3,986	13,281	106,645
Units redeemed	(34,724)	(59,029)	(842)	(33,914)	(13,590)
Units outstanding at end of year	246,263	481,607	11,587	266,120	225,126

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II
Operations
Investment income (loss) — net	$(3,950)	$1,626	$11,828	$4,939	$6,077
Net realized gain (loss) on sales of investments	(30,651)	27	23,288	4,323	(9,623)
Distributions from capital gains	—	511	5,324	—	—
Net change in unrealized appreciation (depreciation) of investments	82,993	2,293	26,009	68,645	88,007
Net increase (decrease) in net assets resulting from operations	48,392	4,457	66,449	77,907	84,461

Contract transactions
Contract purchase payments	69,022	21,247	19,393	23,179	30,919
Net transfers(1)	43,961	3,233	(10,251)	(3,385)	(366)
Transfers for policy loans	(10,614)	—	(28,708)	(11,516)	(10,204)
Policy charges	(34,386)	(1,923)	(6,964)	(22,557)	(13,603)
Contract terminations:
Surrender benefits	(16,530)	—	(29,784)	(27,260)	(5,811)
Death benefits	(84)	—	(82)	—	—
Increase (decrease) from transactions	51,369	22,557	(56,396)	(41,539)	935
Net assets at beginning of year	1,211,455	22,833	504,417	665,073	700,794
Net assets at end of year	$1,311,216	$49,847	$514,470	$701,441	$786,190

Accumulation unit activity
Units outstanding at beginning of year	366,772	18,361	517,259	335,050	504,599
Units purchased	56,226	18,187	46,293	10,575	46,588
Units redeemed	(25,576)	(1,463)	(99,869)	(30,184)	(41,033)
Units outstanding at end of year	397,422	35,085	463,683	315,441	510,154

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$66,901	$42,749	$3,765	$10,085	$55
Net realized gain (loss) on sales of investments	96,169	41,974	(3,486)	(14,479)	—
Distributions from capital gains	307,231	189,836	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(150,373)	(88,352)	18,992	57,522	144
Net increase (decrease) in net assets resulting from operations	319,928	186,207	19,271	53,128	199

Contract transactions
Contract purchase payments	134,054	69,823	60,956	21,477	—
Net transfers(1)	(36,225)	(189,505)	37,721	29,180	1,430
Transfers for policy loans	16,959	(23,247)	(2,831)	(2,311)	—
Policy charges	(153,729)	(53,746)	(14,985)	(9,768)	—
Contract terminations:
Surrender benefits	(211,439)	(84,620)	(29,876)	(342)	—
Death benefits	—	—	—	(89)	—
Increase (decrease) from transactions	(250,380)	(281,295)	50,985	38,147	1,430
Net assets at beginning of year	3,972,969	2,447,707	119,051	423,182	337
Net assets at end of year	$4,042,517	$2,352,619	$189,307	$514,457	$1,966

Accumulation unit activity
Units outstanding at beginning of year	912,253	1,155,553	99,078	317,943	—
Units purchased	56,903	32,933	77,988	91,170	1,364
Units redeemed	(94,139)	(167,774)	(37,431)	(62,090)	—
Units outstanding at end of year	875,017	1,020,712	139,635	347,023	1,364

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Calvert VP EAFE Intl Index, Cl I	Calvert VP Nasdaq 100 Index, Cl F	Calvert VP Nasdaq 100 Index, Cl I	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl I
Operations
Investment income (loss) — net	$1,684	$56	$122	$3	$77
Net realized gain (loss) on sales of investments	162	11	62	—	(31)
Distributions from capital gains	—	—	—	—	5
Net change in unrealized appreciation (depreciation) of investments	7,926	2,617	9,758	49	1,880
Net increase (decrease) in net assets resulting from operations	9,772	2,684	9,942	52	1,931

Contract transactions
Contract purchase payments	45,587	—	61,147	—	17,374
Net transfers(1)	14,650	16,560	35,687	—	3,055
Transfers for policy loans	—	—	—	—	—
Policy charges	(3,479)	—	(3,009)	—	(530)
Contract terminations:
Surrender benefits	(1,909)	(498)	—	—	(338)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	54,849	16,062	93,825	—	19,561
Net assets at beginning of year	37,535	365	5,397	319	319
Net assets at end of year	$102,156	$19,111	$109,164	$371	$21,811

Accumulation unit activity
Units outstanding at beginning of year	38,254	—	6,316	—	—
Units purchased	55,125	14,544	78,874	—	20,136
Units redeemed	(4,978)	—	(2,453)	—	(527)
Units outstanding at end of year	88,401	14,544	82,737	—	19,609

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$28,789	$—	$(123,137)	$14,935	$8,006
Net realized gain (loss) on sales of investments	(8,932)	(103)	697,647	(5,588)	(187)
Distributions from capital gains	9,938	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	367,010	247,787	2,387,268	(13,443)	(10,538)
Net increase (decrease) in net assets resulting from operations	396,805	247,684	2,961,778	(4,096)	(2,719)

Contract transactions
Contract purchase payments	129,031	181,221	595,079	23,832	2,621
Net transfers(1)	(7,930)	127,702	92,689	5,207	—
Transfers for policy loans	(33,464)	—	28,639	(1,923)	866
Policy charges	(100,439)	(51,436)	(870,246)	(4,084)	(1,371)
Contract terminations:
Surrender benefits	(782)	—	(749,120)	(19,914)	—
Death benefits	—	—	(42,199)	—	—
Increase (decrease) from transactions	(13,584)	257,487	(945,158)	3,118	2,116
Net assets at beginning of year	2,393,134	1,056,000	15,098,464	60,421	36,322
Net assets at end of year	$2,776,355	$1,561,171	$17,115,084	$59,443	$35,719

Accumulation unit activity
Units outstanding at beginning of year	916,704	820,160	5,946,390	38,431	37,554
Units purchased	52,340	214,879	265,850	19,232	3,694
Units redeemed	(57,990)	(36,219)	(631,067)	(17,087)	(1,480)
Units outstanding at end of year	911,054	998,820	5,581,173	40,576	39,768

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$—	$—	$—	$—	$(219,617)
Net realized gain (loss) on sales of investments	724	2,826	94	12,987	1,821,254
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	61,611	42,445	28,025	75,399	3,975,337
Net increase (decrease) in net assets resulting from operations	62,335	45,271	28,119	88,386	5,576,974

Contract transactions
Contract purchase payments	83,092	21,236	20,356	18,772	876,711
Net transfers(1)	21,118	(876)	24,713	13,170	(138,516)
Transfers for policy loans	—	14,186	—	(464)	(39,332)
Policy charges	(22,885)	(3,303)	(9,555)	(16,805)	(1,355,993)
Contract terminations:
Surrender benefits	—	(1,977)	—	(303)	(1,315,704)
Death benefits	—	—	—	—	(7,928)
Increase (decrease) from transactions	81,325	29,266	35,514	14,370	(1,980,762)
Net assets at beginning of year	154,841	126,915	101,131	361,814	25,011,204
Net assets at end of year	$298,501	$201,452	$164,764	$464,570	$28,607,416

Accumulation unit activity
Units outstanding at beginning of year	105,207	51,257	73,560	122,779	9,379,493
Units purchased	61,620	12,584	28,967	9,592	367,177
Units redeemed	(13,416)	(2,152)	(6,159)	(5,317)	(1,032,844)
Units outstanding at end of year	153,411	61,689	96,368	127,054	8,713,826

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Divd Opp, Cl 1	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(66,945)	$1,445	$842
Net realized gain (loss) on sales of investments	1,236	2,737	564,582	(35)	(1,642)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,670	5,857	(2,724)	1,311	2,301
Net increase (decrease) in net assets resulting from operations	4,906	8,594	494,913	2,721	1,501

Contract transactions
Contract purchase payments	67,606	5,848	390,239	9,966	716
Net transfers(1)	20,761	75,159	25,538	(1,516)	(6,687)
Transfers for policy loans	(4,956)	(833)	(91,959)	—	—
Policy charges	(16,689)	(4,183)	(431,054)	(1,175)	(563)
Contract terminations:
Surrender benefits	(51,554)	(374)	(590,115)	—	—
Death benefits	—	—	(28,330)	—	—
Increase (decrease) from transactions	15,168	75,617	(725,681)	7,275	(6,534)
Net assets at beginning of year	111,222	152,192	12,374,975	21,364	20,285
Net assets at end of year	$131,296	$236,403	$12,144,207	$31,360	$15,252

Accumulation unit activity
Units outstanding at beginning of year	78,993	60,162	3,285,824	22,824	17,873
Units purchased	62,942	31,138	223,595	10,315	614
Units redeemed	(53,201)	(2,164)	(403,553)	(2,800)	(6,272)
Units outstanding at end of year	88,734	89,136	3,105,866	30,339	12,215

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Operations
Investment income (loss) — net	$203	$—	$(10,211)	$2,584	$32,530
Net realized gain (loss) on sales of investments	(3,516)	(11,551)	(156,600)	(724)	(32,096)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	20,741	40,132	323,906	5,814	107,697
Net increase (decrease) in net assets resulting from operations	17,428	28,581	157,095	7,674	108,131

Contract transactions
Contract purchase payments	36,142	30,634	106,822	5,346	59,837
Net transfers(1)	204	(335)	(79,584)	(1,915)	26,779
Transfers for policy loans	—	(68)	(3,841)	(75)	638
Policy charges	(9,039)	(13,642)	(59,682)	(2,854)	(52,515)
Contract terminations:
Surrender benefits	(1,301)	—	(84,497)	(230)	(53,679)
Death benefits	—	(2,916)	—	—	(9,593)
Increase (decrease) from transactions	26,006	13,673	(120,782)	272	(28,533)
Net assets at beginning of year	168,016	307,545	1,880,309	80,775	1,185,156
Net assets at end of year	$211,450	$349,799	$1,916,622	$88,721	$1,264,754

Accumulation unit activity
Units outstanding at beginning of year	171,305	252,716	828,849	92,681	1,038,278
Units purchased	35,780	24,194	63,008	5,930	77,013
Units redeemed	(10,120)	(13,675)	(123,829)	(5,619)	(98,596)
Units outstanding at end of year	196,965	263,235	768,028	92,992	1,016,695

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$9,588	$22,177	$104,711	$4,524	$15,319
Net realized gain (loss) on sales of investments	—	—	1	(364)	(2,271)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	—	(1)	7,030	20,221
Net increase (decrease) in net assets resulting from operations	9,588	22,177	104,711	11,190	33,269

Contract transactions
Contract purchase payments	168,884	92,606	233,875	27,188	20,375
Net transfers(1)	228,006	(199,394)	51,547	22,965	(6,983)
Transfers for policy loans	—	312	23,145	—	(144)
Policy charges	(11,321)	(19,686)	(254,416)	(7,567)	(10,461)
Contract terminations:
Surrender benefits	—	(1,604)	(183,526)	—	(314)
Death benefits	—	(508)	—	—	—
Increase (decrease) from transactions	385,569	(128,274)	(129,375)	42,586	2,473
Net assets at beginning of year	166,546	510,322	2,660,154	68,352	282,780
Net assets at end of year	$561,703	$404,225	$2,635,490	$122,128	$318,522

Accumulation unit activity
Units outstanding at beginning of year	161,519	488,167	2,646,770	62,090	193,412
Units purchased	369,319	87,460	403,464	43,336	13,270
Units redeemed	(10,679)	(205,484)	(528,523)	(6,545)	(11,937)
Units outstanding at end of year	520,159	370,143	2,521,711	98,881	194,745

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Operations
Investment income (loss) — net	$122,552	$1,027	$3,779	$46,470	$1,940
Net realized gain (loss) on sales of investments	(30,326)	(96)	(283)	(37,297)	(1,335)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	182,268	1,287	3,746	98,404	3,600
Net increase (decrease) in net assets resulting from operations	274,494	2,218	7,242	107,577	4,205

Contract transactions
Contract purchase payments	80,437	90	3,565	26,656	12,308
Net transfers(1)	15,821	2,291	28,907	(5,568)	20,383
Transfers for policy loans	(9,400)	—	(1,352)	(1,975)	—
Policy charges	(90,646)	(658)	(2,318)	(27,405)	(5,955)
Contract terminations:
Surrender benefits	(38,611)	—	—	(31,335)	—
Death benefits	(13,387)	—	—	—	—
Increase (decrease) from transactions	(55,786)	1,723	28,802	(39,627)	26,736
Net assets at beginning of year	2,419,410	18,112	43,709	1,014,684	56,149
Net assets at end of year	$2,638,118	$22,053	$79,753	$1,082,634	$87,090

Accumulation unit activity
Units outstanding at beginning of year	1,040,505	16,588	30,601	536,141	56,158
Units purchased	91,535	2,094	22,007	51,249	31,617
Units redeemed	(81,114)	(578)	(2,470)	(53,617)	(5,864)
Units outstanding at end of year	1,050,926	18,104	50,138	533,773	81,911

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$1,205	$85,698	$—	$—	$(17,012)
Net realized gain (loss) on sales of investments	(2,277)	(154,747)	61	749	235,372
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,786	366,259	417,351	133,359	826,201
Net increase (decrease) in net assets resulting from operations	2,714	297,210	417,412	134,108	1,044,561

Contract transactions
Contract purchase payments	15,549	232,306	494,740	50,365	67,453
Net transfers(1)	(768)	15,274	134,754	(2,015)	(23,644)
Transfers for policy loans	(1,269)	(31,382)	—	(165)	(25,481)
Policy charges	(2,178)	(264,334)	(86,451)	(10,014)	(87,899)
Contract terminations:
Surrender benefits	(1,211)	(187,200)	(1,489)	(283)	(158,434)
Death benefits	—	(2,202)	—	—	—
Increase (decrease) from transactions	10,123	(237,538)	541,554	37,888	(228,005)
Net assets at beginning of year	41,721	5,476,465	731,374	298,354	2,585,235
Net assets at end of year	$54,558	$5,536,137	$1,690,340	$470,350	$3,401,791

Accumulation unit activity
Units outstanding at beginning of year	37,128	3,591,632	513,701	94,845	760,938
Units purchased	13,495	253,933	365,997	13,246	42,830
Units redeemed	(4,856)	(385,485)	(50,398)	(3,360)	(101,014)
Units outstanding at end of year	45,767	3,460,080	829,300	104,731	702,754

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 1
Operations
Investment income (loss) — net	$—	$(63,052)	$664	$21,482	$335
Net realized gain (loss) on sales of investments	21,974	524,761	(10)	27,248	(434)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	803,456	2,442,787	646	16,001	800
Net increase (decrease) in net assets resulting from operations	825,430	2,904,496	1,300	64,731	701

Contract transactions
Contract purchase payments	1,539,621	426,309	4,138	7,828	1,608
Net transfers(1)	816,269	435,513	226	(621,659)	(2,370)
Transfers for policy loans	(190,000)	(164,330)	—	(3,240)	—
Policy charges	(352,242)	(306,976)	(1,514)	(17,566)	(411)
Contract terminations:
Surrender benefits	(6,820)	(468,045)	—	(13,840)	—
Death benefits	—	—	—	(93)	—
Increase (decrease) from transactions	1,806,828	(77,529)	2,850	(648,570)	(1,173)
Net assets at beginning of year	2,514,037	11,464,533	18,004	1,458,655	10,767
Net assets at end of year	$5,146,295	$14,291,500	$22,154	$874,816	$10,295

Accumulation unit activity
Units outstanding at beginning of year	1,730,416	3,027,789	17,164	1,387,981	11,213
Units purchased	1,414,981	240,575	4,002	45,267	1,591
Units redeemed	(333,218)	(217,765)	(1,407)	(612,753)	(2,781)
Units outstanding at end of year	2,812,179	3,050,599	19,759	820,495	10,023

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Operations
Investment income (loss) — net	$254	$3,348	$2,866	$43,942	$—
Net realized gain (loss) on sales of investments	(8)	(260)	(1,400)	34,916	104
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	297	25,043	22,356	531,091	35,494
Net increase (decrease) in net assets resulting from operations	543	28,131	23,822	609,949	35,598

Contract transactions
Contract purchase payments	259	31,664	20,987	209,317	208,337
Net transfers(1)	—	13,185	(8,128)	17,493	99,681
Transfers for policy loans	—	—	—	(14,611)	—
Policy charges	(77)	(8,869)	(4,361)	(234,249)	(39,723)
Contract terminations:
Surrender benefits	—	—	(1)	(240,551)	—
Death benefits	—	—	(3,506)	—	—
Increase (decrease) from transactions	182	35,980	4,991	(262,601)	268,295
Net assets at beginning of year	7,964	161,334	154,002	4,340,649	355,371
Net assets at end of year	$8,689	$225,445	$182,815	$4,687,997	$659,264

Accumulation unit activity
Units outstanding at beginning of year	7,223	140,473	100,519	3,463,661	238,301
Units purchased	231	36,474	12,793	184,982	207,956
Units redeemed	(68)	(7,202)	(9,841)	(383,361)	(26,786)
Units outstanding at end of year	7,386	169,745	103,471	3,265,282	419,471

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$—	$(4,751)	$—	$—	$(4,814)
Net realized gain (loss) on sales of investments	3,610	35,676	445	348	27,519
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,539	11,520	55,654	17,801	177,538
Net increase (decrease) in net assets resulting from operations	7,149	42,445	56,099	18,149	200,243

Contract transactions
Contract purchase payments	25,314	12,555	61,020	6,035	25,501
Net transfers(1)	(3,691)	(38,581)	2,922	5,436	28,430
Transfers for policy loans	928	(9,569)	—	—	3,939
Policy charges	(4,556)	(19,975)	(9,420)	(1,915)	(23,878)
Contract terminations:
Surrender benefits	—	(15,339)	—	(271)	(7,662)
Death benefits	(123)	—	—	(1,749)	—
Increase (decrease) from transactions	17,872	(70,909)	54,522	7,536	26,330
Net assets at beginning of year	120,562	939,700	202,734	69,687	803,851
Net assets at end of year	$145,583	$911,236	$313,355	$95,372	$1,030,424

Accumulation unit activity
Units outstanding at beginning of year	38,721	283,166	159,618	27,379	220,479
Units purchased	8,416	8,103	43,957	4,015	44,942
Units redeemed	(2,654)	(27,315)	(6,585)	(1,398)	(9,444)
Units outstanding at end of year	44,483	263,954	196,990	29,996	255,977

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(3,561)	$—	$—
Net realized gain (loss) on sales of investments	233	1,576	29,280	159	891
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	27,043	12,945	53,322	9,399	15,929
Net increase (decrease) in net assets resulting from operations	27,276	14,521	79,041	9,558	16,820

Contract transactions
Contract purchase payments	74,078	16,925	28,013	32,206	17,559
Net transfers(1)	5,599	(1,213)	42,339	8,930	715
Transfers for policy loans	—	—	(3,875)	—	—
Policy charges	(17,414)	(5,148)	(20,916)	(8,735)	(5,532)
Contract terminations:
Surrender benefits	—	—	(18,521)	—	(338)
Death benefits	—	—	—	—	(1,993)
Increase (decrease) from transactions	62,263	10,564	27,040	32,401	10,411
Net assets at beginning of year	200,684	132,775	799,636	57,325	123,261
Net assets at end of year	$290,223	$157,860	$905,717	$99,284	$150,492

Accumulation unit activity
Units outstanding at beginning of year	138,674	47,109	215,676	46,522	49,883
Units purchased	54,989	5,913	43,688	31,449	7,154
Units redeemed	(11,843)	(2,128)	(9,849)	(6,757)	(3,067)
Units outstanding at end of year	181,820	50,894	249,515	71,214	53,970

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Operations
Investment income (loss) — net	$(5,734)	$—	$—	$4,113	$4,724
Net realized gain (loss) on sales of investments	49,872	1,179	5	(638)	(5,331)
Distributions from capital gains	—	4,353	1,863	—	—
Net change in unrealized appreciation (depreciation) of investments	81,005	35,526	5,796	7,903	14,182
Net increase (decrease) in net assets resulting from operations	125,143	41,058	7,664	11,378	13,575

Contract transactions
Contract purchase payments	30,001	64,448	1,152	29,484	43,059
Net transfers(1)	(2,363)	33,939	30,463	18,814	57,848
Transfers for policy loans	1,029	—	—	—	(5)
Policy charges	(35,705)	(16,600)	(26)	(9,754)	(63,079)
Contract terminations:
Surrender benefits	(13,255)	—	(113)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(20,293)	81,787	31,476	38,544	37,823
Net assets at beginning of year	1,013,387	61,432	1,514	95,172	128,338
Net assets at end of year	$1,118,237	$184,277	$40,654	$145,094	$179,736

Accumulation unit activity
Units outstanding at beginning of year	254,040	71,243	1,640	92,097	102,789
Units purchased	41,866	91,512	30,972	45,055	78,107
Units redeemed	(26,294)	(15,659)	(26)	(9,129)	(49,072)
Units outstanding at end of year	269,612	147,096	32,586	128,023	131,824

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Operations
Investment income (loss) — net	$476	$494	$23,790	$92,676	$1,010
Net realized gain (loss) on sales of investments	(196)	(287)	(25,259)	(28,980)	(776)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	565	509	56,529	(111,889)	1,392
Net increase (decrease) in net assets resulting from operations	845	716	55,060	(48,193)	1,626

Contract transactions
Contract purchase payments	4,861	539	61,182	23,016	4,636
Net transfers(1)	1,074	9,623	(1,129)	(44,729)	(3,561)
Transfers for policy loans	—	(1,267)	8,047	(16,490)	—
Policy charges	(1,762)	(954)	(66,338)	(8,533)	(1,857)
Contract terminations:
Surrender benefits	—	—	(15,848)	(184)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	4,173	7,941	(14,086)	(46,920)	(782)
Net assets at beginning of year	12,359	10,097	1,145,022	501,473	30,280
Net assets at end of year	$17,377	$18,754	$1,185,996	$406,360	$31,124

Accumulation unit activity
Units outstanding at beginning of year	13,081	9,500	993,196	538,161	30,547
Units purchased	6,168	9,363	77,676	53,926	4,625
Units redeemed	(1,848)	(2,126)	(88,834)	(107,028)	(5,436)
Units outstanding at end of year	17,401	16,737	982,038	485,059	29,736

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Operations
Investment income (loss) — net	$578	$5,767	$1,393	$45,107	$1,142
Net realized gain (loss) on sales of investments	(508)	(8,818)	(912)	(27,068)	(317)
Distributions from capital gains	—	—	—	—	3,747
Net change in unrealized appreciation (depreciation) of investments	940	4,592	250	1,195	2,690
Net increase (decrease) in net assets resulting from operations	1,010	1,541	731	19,234	7,262

Contract transactions
Contract purchase payments	2,424	6,103	3,071	31,204	14,648
Net transfers(1)	262	4,815	(4,486)	(530)	515
Transfers for policy loans	(2,413)	(2,634)	(4)	819	—
Policy charges	(310)	(2,213)	(1,205)	(25,957)	(1,964)
Contract terminations:
Surrender benefits	—	(28,089)	—	(37,584)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(37)	(22,018)	(2,624)	(32,048)	13,199
Net assets at beginning of year	17,500	58,255	18,950	567,685	43,477
Net assets at end of year	$18,473	$37,778	$17,057	$554,871	$63,938

Accumulation unit activity
Units outstanding at beginning of year	15,877	58,296	16,630	420,727	38,267
Units purchased	2,407	10,786	2,667	42,136	12,879
Units redeemed	(2,372)	(32,766)	(4,889)	(62,695)	(1,676)
Units outstanding at end of year	15,912	36,316	14,408	400,168	49,470

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 1	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$3,580	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	(6,437)	1,096	664	(270)	(1,706)
Distributions from capital gains	13,800	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,657	14,027	16,912	32,902	17,531
Net increase (decrease) in net assets resulting from operations	25,600	15,123	17,576	32,632	15,825

Contract transactions
Contract purchase payments	12,420	56,089	13,614	27,757	9,806
Net transfers(1)	(15,258)	25,211	35,625	1,435	(1,477)
Transfers for policy loans	(219)	—	(188)	—	15
Policy charges	(6,295)	(15,732)	(4,653)	(4,428)	(4,574)
Contract terminations:
Surrender benefits	—	—	(56)	—	—
Death benefits	(64)	—	—	—	—
Increase (decrease) from transactions	(9,416)	65,568	44,342	24,764	3,770
Net assets at beginning of year	197,120	127,103	190,500	93,634	50,950
Net assets at end of year	$213,304	$207,794	$252,418	$151,030	$70,545

Accumulation unit activity
Units outstanding at beginning of year	120,784	89,870	69,283	84,550	19,838
Units purchased	7,396	57,148	17,667	22,955	3,295
Units redeemed	(13,084)	(11,029)	(1,769)	(3,396)	(2,104)
Units outstanding at end of year	115,096	135,989	85,181	104,109	21,029

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1
Operations
Investment income (loss) — net	$—	$—	$—	$—	$1,470
Net realized gain (loss) on sales of investments	(42)	687	178	715	(495)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,490	20,747	14,472	10,508	3,668
Net increase (decrease) in net assets resulting from operations	31,448	21,434	14,650	11,223	4,643

Contract transactions
Contract purchase payments	20,782	6,455	59,831	7,452	28,745
Net transfers(1)	229	—	13,795	1,736	—
Transfers for policy loans	—	—	—	(2,445)	—
Policy charges	(6,195)	(3,915)	(16,145)	(1,009)	(4,473)
Contract terminations:
Surrender benefits	—	—	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	14,816	2,540	57,481	5,734	24,272
Net assets at beginning of year	72,635	53,921	115,193	114,423	58,172
Net assets at end of year	$118,899	$77,895	$187,324	$131,380	$87,087

Accumulation unit activity
Units outstanding at beginning of year	54,945	17,167	82,420	49,632	58,609
Units purchased	13,483	1,710	51,310	3,933	28,673
Units redeemed	(3,971)	(1,062)	(11,427)	(1,418)	(4,441)
Units outstanding at end of year	64,457	17,815	122,303	52,147	82,841

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1
Operations
Investment income (loss) — net	$497	$—	$—	$(5,955)	$—
Net realized gain (loss) on sales of investments	(331)	2,238	5,241	37,492	36
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,913	43,172	41,414	76,460	15,364
Net increase (decrease) in net assets resulting from operations	2,079	45,410	46,655	107,997	15,400

Contract transactions
Contract purchase payments	1,334	155,183	41,184	22,454	14,456
Net transfers(1)	18,750	57,803	14,663	52,132	5,266
Transfers for policy loans	167	(4,023)	(94)	(4,262)	—
Policy charges	(842)	(23,357)	(15,079)	(18,205)	(3,330)
Contract terminations:
Surrender benefits	(1,402)	(41,809)	—	(47,543)	—
Death benefits	—	—	(83)	—	—
Increase (decrease) from transactions	18,007	143,797	40,591	4,576	16,392
Net assets at beginning of year	21,079	364,845	447,337	1,134,999	50,373
Net assets at end of year	$41,165	$554,052	$534,583	$1,247,572	$82,165

Accumulation unit activity
Units outstanding at beginning of year	19,655	233,038	132,566	256,334	37,706
Units purchased	18,769	132,320	16,296	32,469	13,550
Units redeemed	(2,055)	(43,417)	(4,415)	(18,279)	(2,243)
Units outstanding at end of year	36,369	321,941	144,447	270,524	49,013

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Operations
Investment income (loss) — net	$—	$892	$999	$15,751	$103,538
Net realized gain (loss) on sales of investments	127	(2,860)	(8)	(1,193)	(5,987)
Distributions from capital gains	—	—	133	2,271	—
Net change in unrealized appreciation (depreciation) of investments	13,772	9,146	191	(3,119)	39,141
Net increase (decrease) in net assets resulting from operations	13,899	7,178	1,315	13,710	136,692

Contract transactions
Contract purchase payments	3,439	2,827	14,357	17,191	25,618
Net transfers(1)	(2,084)	(323)	13	(5,095)	12,187
Transfers for policy loans	—	—	—	(687)	(643)
Policy charges	(576)	(3,113)	(666)	(9,387)	(34,812)
Contract terminations:
Surrender benefits	—	(75)	—	(7,006)	(14,176)
Death benefits	—	(14,504)	—	—	—
Increase (decrease) from transactions	779	(15,188)	13,704	(4,984)	(11,826)
Net assets at beginning of year	55,281	62,903	12,024	251,828	1,301,336
Net assets at end of year	$69,959	$54,893	$27,043	$260,554	$1,426,202

Accumulation unit activity
Units outstanding at beginning of year	21,451	50,179	10,177	207,027	889,017
Units purchased	1,230	1,993	11,929	16,616	31,587
Units redeemed	(993)	(14,760)	(551)	(21,524)	(37,136)
Units outstanding at end of year	21,688	37,412	21,555	202,119	883,468

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Init Cl
Operations
Investment income (loss) — net	$2,989	$(12,864)	$40,440	$23,111	$2,423
Net realized gain (loss) on sales of investments	5,030	123,700	193,940	62,143	(1,834)
Distributions from capital gains	20,567	196,205	165,318	82,876	10,949
Net change in unrealized appreciation (depreciation) of investments	131,050	1,188,867	328,274	181,436	42,561
Net increase (decrease) in net assets resulting from operations	159,636	1,495,908	727,972	349,566	54,099

Contract transactions
Contract purchase payments	179,445	145,405	125,609	51,103	85,596
Net transfers(1)	63,821	(77,717)	15,785	(63,446)	24,574
Transfers for policy loans	(6,522)	(5,212)	(99,604)	16,320	(3,062)
Policy charges	(34,388)	(107,097)	(178,993)	(53,346)	(22,584)
Contract terminations:
Surrender benefits	(68,438)	(270,365)	(396,248)	(26,717)	(32,081)
Death benefits	—	(46,153)	—	—	—
Increase (decrease) from transactions	133,918	(361,139)	(533,451)	(76,086)	52,443
Net assets at beginning of year	408,973	4,762,208	4,384,674	1,992,721	327,118
Net assets at end of year	$702,527	$5,896,977	$4,579,195	$2,266,201	$433,660

Accumulation unit activity
Units outstanding at beginning of year	284,914	1,449,878	1,035,185	874,825	242,117
Units purchased	143,178	93,703	33,624	98,853	77,157
Units redeemed	(61,349)	(204,074)	(162,679)	(108,104)	(40,350)
Units outstanding at end of year	366,743	1,339,507	906,130	865,574	278,924

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Operations
Investment income (loss) — net	$(9,551)	$186	$3,520	$4,830	$15,158
Net realized gain (loss) on sales of investments	16,078	(35,921)	21,537	6,813	(3,084)
Distributions from capital gains	150,031	151,643	3,681	3,099	—
Net change in unrealized appreciation (depreciation) of investments	574,434	592,328	218,598	181,933	14,517
Net increase (decrease) in net assets resulting from operations	730,992	708,236	247,336	196,675	26,591

Contract transactions
Contract purchase payments	119,109	166,315	46,024	33,768	131,605
Net transfers(1)	(23,773)	(15,098)	(260)	50,212	96,763
Transfers for policy loans	(53,543)	(45,449)	8,137	(8,625)	(5,218)
Policy charges	(205,753)	(120,746)	(42,251)	(19,454)	(23,358)
Contract terminations:
Surrender benefits	(282,879)	(247,115)	(72,720)	(12,017)	(55,039)
Death benefits	(20,337)	(272)	(16,525)	—	—
Increase (decrease) from transactions	(467,176)	(262,365)	(77,595)	43,884	144,753
Net assets at beginning of year	5,428,770	5,126,036	1,301,213	983,620	187,893
Net assets at end of year	$5,692,586	$5,571,907	$1,470,954	$1,224,179	$359,237

Accumulation unit activity
Units outstanding at beginning of year	1,061,809	2,545,751	605,324	682,105	178,361
Units purchased	22,740	225,253	23,985	68,824	209,659
Units redeemed	(110,275)	(337,042)	(58,917)	(42,612)	(76,335)
Units outstanding at end of year	974,274	2,433,962	570,392	708,317	311,685

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Operations
Investment income (loss) — net	$977	$47,463	$1,597	$18,550	$395
Net realized gain (loss) on sales of investments	(48)	(71,656)	(122)	(2,455)	6
Distributions from capital gains	—	—	1,839	25,265	1,582
Net change in unrealized appreciation (depreciation) of investments	973	226,762	(699)	(9,481)	877
Net increase (decrease) in net assets resulting from operations	1,902	202,569	2,615	31,879	2,860

Contract transactions
Contract purchase payments	2,207	88,614	22,313	11,897	4,608
Net transfers(1)	3,257	(86,402)	16,102	41,737	1,920
Transfers for policy loans	880	16,195	—	(2,140)	—
Policy charges	(668)	(73,778)	(3,659)	(12,581)	(1,907)
Contract terminations:
Surrender benefits	—	(65,110)	(93)	(75)	—
Death benefits	(3,297)	—	—	—	—
Increase (decrease) from transactions	2,379	(120,481)	34,663	38,838	4,621
Net assets at beginning of year	19,143	1,957,111	9,352	375,335	17,910
Net assets at end of year	$23,424	$2,039,199	$46,630	$446,052	$25,391

Accumulation unit activity
Units outstanding at beginning of year	15,209	920,154	7,678	283,812	15,257
Units purchased	4,917	83,810	30,778	37,552	5,317
Units redeemed	(3,080)	(113,867)	(2,948)	(11,149)	(1,555)
Units outstanding at end of year	17,046	890,097	35,508	310,215	19,019

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$22,548	$1,109	$795	$27,735	$2,053
Net realized gain (loss) on sales of investments	(51,457)	(908)	(63,957)	(55,093)	(310)
Distributions from capital gains	137,713	8,014	149,322	144,316	—
Net change in unrealized appreciation (depreciation) of investments	90,748	13,057	226,179	484,799	939
Net increase (decrease) in net assets resulting from operations	199,552	21,272	312,339	601,757	2,682

Contract transactions
Contract purchase payments	65,348	66,299	70,086	157,770	1,637
Net transfers(1)	(171,686)	33,390	25,074	(162,404)	(9,550)
Transfers for policy loans	(11,651)	—	(17,982)	(48,802)	(632)
Policy charges	(34,951)	(15,532)	(70,199)	(157,058)	(390)
Contract terminations:
Surrender benefits	(15,571)	(1,278)	(77,925)	(208,270)	(166)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(168,511)	82,879	(70,946)	(418,764)	(9,101)
Net assets at beginning of year	1,661,678	108,148	2,614,209	5,909,788	42,117
Net assets at end of year	$1,692,719	$212,299	$2,855,602	$6,092,781	$35,698

Accumulation unit activity
Units outstanding at beginning of year	679,466	82,439	660,934	1,381,349	42,654
Units purchased	40,380	73,193	87,178	75,732	2,465
Units redeemed	(126,880)	(12,446)	(69,340)	(182,135)	(11,397)
Units outstanding at end of year	592,966	143,186	678,772	1,274,946	33,722

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Operations
Investment income (loss) — net	$1,887	$5,057	$(3,729)	$(3,843)	$—
Net realized gain (loss) on sales of investments	(2,423)	19,317	(2,802)	(30,046)	(163)
Distributions from capital gains	—	—	12,469	22,543	—
Net change in unrealized appreciation (depreciation) of investments	86,830	534,488	186,516	305,445	1,765
Net increase (decrease) in net assets resulting from operations	86,294	558,862	192,454	294,099	1,602

Contract transactions
Contract purchase payments	12,532	66,416	9,999	27,366	8,108
Net transfers(1)	10,153	(48,576)	(1,095)	8,797	2,639
Transfers for policy loans	2,676	(1,604)	(43,114)	(4,620)	—
Policy charges	(15,031)	(62,859)	(21,537)	(14,443)	(2,878)
Contract terminations:
Surrender benefits	(11,443)	(44,571)	(9,602)	(45,115)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(1,113)	(91,194)	(65,349)	(28,015)	7,869
Net assets at beginning of year	466,637	2,456,007	501,641	728,805	19,765
Net assets at end of year	$551,818	$2,923,675	$628,746	$994,889	$29,236

Accumulation unit activity
Units outstanding at beginning of year	111,019	594,127	183,207	308,977	17,711
Units purchased	5,287	108,761	3,573	50,024	9,372
Units redeemed	(6,117)	(73,360)	(22,553)	(39,576)	(2,516)
Units outstanding at end of year	110,189	629,528	164,227	319,425	24,567

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(1,097)	$3,301	$(11,524)	$(4,368)	$17,045
Net realized gain (loss) on sales of investments	(24,874)	7,824	(21,791)	(9,307)	(6,503)
Distributions from capital gains	—	42,448	229,456	—	92,049
Net change in unrealized appreciation (depreciation) of investments	40,812	(12,201)	1,743,334	107,276	(11,058)
Net increase (decrease) in net assets resulting from operations	14,841	41,372	1,939,475	93,601	91,533

Contract transactions
Contract purchase payments	8,476	8,671	312,951	32,070	21,012
Net transfers(1)	7,692	(33,182)	(827)	87,415	(30,982)
Transfers for policy loans	2,883	(8,127)	(25,184)	2,240	7,099
Policy charges	(1,781)	(6,378)	(409,610)	(19,191)	(21,318)
Contract terminations:
Surrender benefits	(32,281)	(11,470)	(336,598)	(12,413)	(1,131)
Death benefits	—	—	(20,027)	—	—
Increase (decrease) from transactions	(15,011)	(50,486)	(479,295)	90,121	(25,320)
Net assets at beginning of year	253,276	399,910	8,885,828	697,772	1,101,185
Net assets at end of year	$253,106	$390,796	$10,346,008	$881,494	$1,167,398

Accumulation unit activity
Units outstanding at beginning of year	201,793	123,807	2,133,230	568,066	443,970
Units purchased	61,782	4,363	69,422	94,179	59,117
Units redeemed	(75,051)	(15,617)	(171,650)	(24,828)	(53,588)
Units outstanding at end of year	188,524	112,553	2,031,002	637,417	449,499

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(5,609)	$941	$(7,022)	$—	$(7,606)
Net realized gain (loss) on sales of investments	(10,296)	(1,027)	(30,872)	(36)	(27,659)
Distributions from capital gains	803	47,600	198,454	—	—
Net change in unrealized appreciation (depreciation) of investments	182,401	50,822	309,233	2,186	157,074
Net increase (decrease) in net assets resulting from operations	167,299	98,336	469,793	2,150	121,809

Contract transactions
Contract purchase payments	32,300	152,659	91,187	13,508	59,869
Net transfers(1)	(28,298)	89,983	(38,825)	2,011	21,590
Transfers for policy loans	(8,158)	—	(6,825)	—	6,392
Policy charges	(22,427)	(27,199)	(38,219)	(3,738)	(47,734)
Contract terminations:
Surrender benefits	(19,988)	—	(38,040)	—	(70,023)
Death benefits	—	—	(95)	—	(107)
Increase (decrease) from transactions	(46,571)	215,443	(30,817)	11,781	(30,013)
Net assets at beginning of year	989,373	185,393	1,384,338	16,883	1,533,011
Net assets at end of year	$1,110,101	$499,172	$1,823,314	$30,814	$1,624,807

Accumulation unit activity
Units outstanding at beginning of year	501,161	159,699	519,758	18,008	1,140,181
Units purchased	14,627	179,178	77,866	16,025	90,284
Units redeemed	(38,582)	(19,738)	(84,661)	(3,848)	(102,255)
Units outstanding at end of year	477,206	319,139	512,963	30,185	1,128,210

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst
Operations
Investment income (loss) — net	$2,553	$9,831	$(5,103)	$—	$14,135
Net realized gain (loss) on sales of investments	(477)	(5,384)	(30,047)	—	(77)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	34,793	265,462	403,317	633	77,226
Net increase (decrease) in net assets resulting from operations	36,869	269,909	368,167	633	91,284

Contract transactions
Contract purchase payments	45,081	63,841	51,302	—	112,405
Net transfers(1)	4,302	4,607	102,258	5,625	23,940
Transfers for policy loans	—	13	4,803	—	—
Policy charges	(10,770)	(30,991)	(39,848)	—	(29,896)
Contract terminations:
Surrender benefits	—	(65,303)	(16,182)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	38,613	(27,833)	102,333	5,625	106,449
Net assets at beginning of year	177,393	1,560,518	781,769	97	539,639
Net assets at end of year	$252,875	$1,802,594	$1,252,269	$6,355	$737,372

Accumulation unit activity
Units outstanding at beginning of year	133,273	490,370	207,248	—	420,758
Units purchased	35,179	88,179	124,525	5,245	99,214
Units redeemed	(7,625)	(81,053)	(28,161)	—	(21,820)
Units outstanding at end of year	160,827	497,496	303,612	5,245	498,152

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Operations
Investment income (loss) — net	$1,078	$(3,336)	$2,602	$790	$(10,739)
Net realized gain (loss) on sales of investments	1,444	3,868	(96)	(637)	38,797
Distributions from capital gains	—	57,592	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,114	61,242	1,842	693	808,002
Net increase (decrease) in net assets resulting from operations	9,636	119,366	4,348	846	836,060

Contract transactions
Contract purchase payments	1,634	11,724	27,829	17,611	43,759
Net transfers(1)	(21,595)	(21,140)	17,726	—	29,052
Transfers for policy loans	(13)	7,702	—	—	(13,134)
Policy charges	(429)	(15,981)	(4,781)	(479)	(43,360)
Contract terminations:
Surrender benefits	(1)	(11,493)	—	—	(166,985)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(20,404)	(29,188)	40,774	17,132	(150,668)
Net assets at beginning of year	74,836	710,063	36,113	8,146	1,611,899
Net assets at end of year	$64,068	$800,241	$81,235	$26,124	$2,297,291

Accumulation unit activity
Units outstanding at beginning of year	55,242	122,714	35,331	7,224	325,654
Units purchased	1,108	3,057	44,614	15,200	51,460
Units redeemed	(15,268)	(7,867)	(4,616)	(420)	(65,592)
Units outstanding at end of year	41,082	117,904	75,329	22,004	311,522

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$15,305	$61	$(2,669)	$—	$(89)
Net realized gain (loss) on sales of investments	21,426	(23)	3,346	(83)	(194)
Distributions from capital gains	—	—	—	508	908
Net change in unrealized appreciation (depreciation) of investments	132,311	14,764	184,947	383	1,005
Net increase (decrease) in net assets resulting from operations	169,042	14,802	185,624	808	1,630

Contract transactions
Contract purchase payments	72,590	5,998	20,834	3,649	317
Net transfers(1)	6,117	(120)	(8,596)	6,491	199
Transfers for policy loans	(25,173)	—	(1,258)	—	(838)
Policy charges	(64,876)	(445)	(13,963)	(1,655)	(606)
Contract terminations:
Surrender benefits	(70,917)	—	(18,623)	(79)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(82,259)	5,433	(21,606)	8,406	(928)
Net assets at beginning of year	1,735,695	31,022	454,385	2,391	16,367
Net assets at end of year	$1,822,478	$51,257	$618,403	$11,605	$17,069

Accumulation unit activity
Units outstanding at beginning of year	773,850	23,242	129,547	2,261	13,114
Units purchased	52,765	3,934	13,168	9,509	468
Units redeemed	(80,229)	(354)	(17,147)	(1,558)	(1,225)
Units outstanding at end of year	746,386	26,822	125,568	10,212	12,357

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I
Operations
Investment income (loss) — net	$(14,617)	$(9,421)	$2,214	$31,348	$—
Net realized gain (loss) on sales of investments	8,776	(119,465)	(61)	2,729	(7,724)
Distributions from capital gains	150,573	—	3,426	60,958	—
Net change in unrealized appreciation (depreciation) of investments	447,821	374,087	(6,195)	(128,849)	95,116
Net increase (decrease) in net assets resulting from operations	592,553	245,201	(616)	(33,814)	87,392

Contract transactions
Contract purchase payments	54,149	51,203	20,170	53,689	121,140
Net transfers(1)	25,839	23,220	8,285	(9,264)	48,225
Transfers for policy loans	5,179	6,231	—	(3,714)	—
Policy charges	(74,819)	(51,060)	(4,058)	(49,341)	(21,465)
Contract terminations:
Surrender benefits	(119,912)	(86,255)	—	(26,073)	—
Death benefits	—	—	—	(307)	—
Increase (decrease) from transactions	(109,564)	(56,661)	24,397	(35,010)	147,900
Net assets at beginning of year	2,623,189	1,822,357	51,308	1,130,292	127,150
Net assets at end of year	$3,106,178	$2,010,897	$75,089	$1,061,468	$362,442

Accumulation unit activity
Units outstanding at beginning of year	1,183,680	448,137	36,715	323,834	134,684
Units purchased	97,391	51,922	21,194	32,795	150,342
Units redeemed	(143,201)	(38,538)	(3,020)	(31,611)	(19,045)
Units outstanding at end of year	1,137,870	461,521	54,889	325,018	265,981

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(3,308)	$4,324	$87	$32	$(67)
Net realized gain (loss) on sales of investments	(189,149)	(6,128)	2	(41)	(651)
Distributions from capital gains	—	—	412	668	—
Net change in unrealized appreciation (depreciation) of investments	430,216	31,645	4,720	8,967	4,625
Net increase (decrease) in net assets resulting from operations	237,759	29,841	5,221	9,626	3,907

Contract transactions
Contract purchase payments	43,183	12,452	13,268	2,763	2,295
Net transfers(1)	49,992	(271)	1,430	131	(4,616)
Transfers for policy loans	(22,731)	(1,122)	—	—	—
Policy charges	(26,118)	(8,032)	(1,195)	(1,079)	(1,388)
Contract terminations:
Surrender benefits	(19,270)	(4,297)	—	—	—
Death benefits	—	—	—	(137)	—
Increase (decrease) from transactions	25,056	(1,270)	13,503	1,678	(3,709)
Net assets at beginning of year	528,771	299,834	13,894	34,971	28,311
Net assets at end of year	$791,586	$328,405	$32,618	$46,275	$28,509

Accumulation unit activity
Units outstanding at beginning of year	163,037	219,997	10,239	12,792	23,572
Units purchased	37,860	12,177	9,492	989	1,757
Units redeemed	(24,723)	(13,801)	(790)	(407)	(4,646)
Units outstanding at end of year	176,174	218,373	18,941	13,374	20,683

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Operations
Investment income (loss) — net	$13,633	$321	$115	$11,839	$3,082
Net realized gain (loss) on sales of investments	(21,089)	(379)	(84)	(10,000)	(456)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	50,815	945	614	19,354	3,493
Net increase (decrease) in net assets resulting from operations	43,359	887	645	21,193	6,119

Contract transactions
Contract purchase payments	24,598	6,507	—	2,861	35,452
Net transfers(1)	(5,460)	—	—	37,030	14,489
Transfers for policy loans	(13,187)	—	—	(700)	—
Policy charges	(20,958)	(3,245)	(305)	(6,903)	(7,275)
Contract terminations:
Surrender benefits	(23,166)	—	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(38,173)	3,262	(305)	32,288	42,666
Net assets at beginning of year	611,067	8,617	5,200	381,878	66,648
Net assets at end of year	$616,253	$12,766	$5,540	$435,359	$115,433

Accumulation unit activity
Units outstanding at beginning of year	325,107	7,265	3,833	367,081	67,595
Units purchased	35,972	5,333	—	78,530	50,000
Units redeemed	(63,363)	(2,658)	(214)	(48,042)	(7,243)
Units outstanding at end of year	297,716	9,940	3,619	397,569	110,352

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$95	$(2,695)	$11,003	$(699)	$(13,008)
Net realized gain (loss) on sales of investments	5	(3,113)	(3,377)	1,001	115,828
Distributions from capital gains	1,371	105,810	—	—	348,173
Net change in unrealized appreciation (depreciation) of investments	2,048	12,438	18,379	24,655	2,149,947
Net increase (decrease) in net assets resulting from operations	3,519	112,440	26,005	24,957	2,600,940

Contract transactions
Contract purchase payments	20,536	28,984	10,110	3,807	244,207
Net transfers(1)	8,466	(5,275)	1,348	(489)	(18,688)
Transfers for policy loans	—	(16,587)	14,625	(2,068)	(82,708)
Policy charges	(1,611)	(26,363)	(11,440)	(3,544)	(373,543)
Contract terminations:
Surrender benefits	(74)	(38,284)	(23,470)	(438)	(390,051)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	27,317	(57,525)	(8,827)	(2,732)	(620,783)
Net assets at beginning of year	13,415	1,349,445	234,468	140,265	10,570,064
Net assets at end of year	$44,251	$1,404,360	$251,646	$162,490	$12,550,221

Accumulation unit activity
Units outstanding at beginning of year	13,010	323,487	88,336	72,790	1,950,257
Units purchased	27,995	55,889	10,185	8,085	41,022
Units redeemed	(1,549)	(54,962)	(13,367)	(7,381)	(143,128)
Units outstanding at end of year	39,456	324,414	85,154	73,494	1,848,151

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value
Operations
Investment income (loss) — net	$22	$(12,356)	$—	$(713)	$39,872
Net realized gain (loss) on sales of investments	177	(30,426)	(11)	(4,190)	71,223
Distributions from capital gains	3,424	—	—	—	152,640
Net change in unrealized appreciation (depreciation) of investments	24,459	344,645	824	9,500	164,972
Net increase (decrease) in net assets resulting from operations	28,082	301,863	813	4,597	428,707

Contract transactions
Contract purchase payments	1,842	98,580	5,065	9,973	71,816
Net transfers(1)	27,323	2,037	533	21,829	(17,268)
Transfers for policy loans	(1,800)	12,792	—	(230)	(64,511)
Policy charges	(2,923)	(80,826)	(1,656)	(4,833)	(77,082)
Contract terminations:
Surrender benefits	(671)	(77,003)	—	(4,494)	(84,246)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	23,771	(44,420)	3,942	22,245	(171,291)
Net assets at beginning of year	98,485	1,719,564	22,347	176,481	2,208,463
Net assets at end of year	$150,338	$1,977,007	$27,102	$203,323	$2,465,879

Accumulation unit activity
Units outstanding at beginning of year	23,274	446,967	26,164	204,893	701,035
Units purchased	8,543	30,137	6,546	47,556	20,875
Units redeemed	(1,093)	(41,201)	(1,961)	(22,908)	(68,486)
Units outstanding at end of year	30,724	435,903	30,749	229,541	653,424

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 1
Operations
Investment income (loss) — net	$(508)	$—	$(58,740)	$(108,554)	$—
Net realized gain (loss) on sales of investments	(224)	1,873	227,790	614,731	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,148	181,508	3,521,280	2,928,301	1
Net increase (decrease) in net assets resulting from operations	13,416	183,381	3,690,330	3,434,478	1

Contract transactions
Contract purchase payments	5,449	562,736	1,140,911	511,208	—
Net transfers(1)	10,298	349,774	1,337,267	(432,035)	—
Transfers for policy loans	81	—	10,499	(30,436)	—
Policy charges	(1,866)	(107,266)	(418,214)	(421,655)	—
Contract terminations:
Surrender benefits	(9,522)	—	(539,325)	(637,408)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	4,440	805,244	1,531,138	(1,010,326)	—
Net assets at beginning of year	127,270	680,721	20,898,787	21,226,626	21
Net assets at end of year	$145,126	$1,669,346	$26,120,255	$23,650,778	$22

Accumulation unit activity
Units outstanding at beginning of year	112,480	558,717	10,747,281	10,359,397	—
Units purchased	12,898	688,688	1,438,588	438,949	—
Units redeemed	(9,404)	(81,407)	(618,378)	(810,895)	—
Units outstanding at end of year	115,974	1,165,998	11,567,491	9,987,451	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 1
Operations
Investment income (loss) — net	$(2,949)	$(2,332)	$—	$(594)	$—
Net realized gain (loss) on sales of investments	9,273	6,697	—	(157)	(234)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	46,933	28,231	2	7,100	5,444
Net increase (decrease) in net assets resulting from operations	53,257	32,596	2	6,349	5,210

Contract transactions
Contract purchase payments	56,097	45,896	—	—	—
Net transfers(1)	(9,241)	(34,237)	—	—	2,208
Transfers for policy loans	(1,872)	761	—	—	—
Policy charges	(43,111)	(40,968)	—	(2,654)	(1,772)
Contract terminations:
Surrender benefits	(22,235)	(25,363)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(20,362)	(53,911)	—	(2,654)	436
Net assets at beginning of year	550,429	453,131	20	90,298	50,418
Net assets at end of year	$583,324	$431,816	$22	$93,993	$56,064

Accumulation unit activity
Units outstanding at beginning of year	436,006	343,645	—	84,249	48,159
Units purchased	43,721	34,146	—	—	2,066
Units redeemed	(50,059)	(73,131)	—	(2,378)	(1,627)
Units outstanding at end of year	429,668	304,660	—	81,871	48,598

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(775)	$—	$(6,204)	$—	$(5,716)
Net realized gain (loss) on sales of investments	(220)	(1,501)	4,709	(833)	7,760
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	12,946	104,673	280,793	24,517	191,382
Net increase (decrease) in net assets resulting from operations	11,951	103,172	279,298	23,684	193,426

Contract transactions
Contract purchase payments	1,119	180,538	47,344	156,927	63,055
Net transfers(1)	—	252,191	(12,292)	41,141	102,421
Transfers for policy loans	(556)	—	(28,214)	—	334
Policy charges	(10,162)	(58,739)	(23,227)	(47,161)	(73,762)
Contract terminations:
Surrender benefits	—	(983)	(38)	—	(28,413)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(9,599)	373,007	(16,427)	150,907	63,635
Net assets at beginning of year	133,914	468,252	1,975,750	120,953	1,604,176
Net assets at end of year	$136,266	$944,431	$2,238,621	$295,544	$1,861,237

Accumulation unit activity
Units outstanding at beginning of year	118,382	422,144	1,558,022	111,825	1,315,479
Units purchased	964	369,827	37,079	172,636	128,518
Units redeemed	(9,136)	(50,765)	(50,780)	(41,562)	(79,782)
Units outstanding at end of year	110,210	741,206	1,544,321	242,899	1,364,215

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$—	$(124,477)	$(165,801)	$—	$(144,158)
Net realized gain (loss) on sales of investments	(4,294)	447,303	725,768	641	723,356
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	352,799	2,631,972	3,219,738	983,039	4,696,860
Net increase (decrease) in net assets resulting from operations	348,505	2,954,798	3,779,705	983,680	5,276,058

Contract transactions
Contract purchase payments	1,043,020	1,245,122	1,263,281	1,600,974	2,007,900
Net transfers(1)	542,198	(221,116)	(227,216)	1,076,621	(939,256)
Transfers for policy loans	—	(14,297)	57,763	(62,537)	(486,792)
Policy charges	(167,852)	(1,010,278)	(1,480,027)	(445,320)	(1,060,361)
Contract terminations:
Surrender benefits	(977)	(1,312,190)	(1,098,432)	—	(2,233,895)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	1,416,389	(1,312,759)	(1,484,631)	2,169,738	(2,712,404)
Net assets at beginning of year	2,021,253	24,482,009	31,437,346	5,223,479	37,869,453
Net assets at end of year	$3,786,147	$26,124,048	$33,732,420	$8,376,897	$40,433,107

Accumulation unit activity
Units outstanding at beginning of year	1,789,991	14,670,949	18,732,757	4,464,475	20,860,440
Units purchased	1,312,944	745,459	927,437	2,155,266	1,088,829
Units redeemed	(141,449)	(1,473,802)	(1,706,257)	(406,216)	(2,596,875)
Units outstanding at end of year	2,961,486	13,942,606	17,953,937	6,213,525	19,352,394

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 1
Operations
Investment income (loss) — net	$(258,484)	$—	$(10,004)	$(13,422)	$599
Net realized gain (loss) on sales of investments	2,029,052	101	44,094	56,623	(79)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,533,079	33,180	166,802	219,500	618
Net increase (decrease) in net assets resulting from operations	7,303,647	33,281	200,892	262,701	1,138

Contract transactions
Contract purchase payments	1,946,699	—	127,490	147,977	2,253
Net transfers(1)	(631,191)	—	10,841	(14,152)	11,726
Transfers for policy loans	(349,450)	—	23,702	(64)	—
Policy charges	(1,348,430)	(8,589)	(117,304)	(156,468)	(1,355)
Contract terminations:
Surrender benefits	(4,508,204)	—	(54,069)	(101,301)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(4,890,576)	(8,589)	(9,340)	(124,008)	12,624
Net assets at beginning of year	53,423,923	313,940	2,001,521	2,712,061	10,581
Net assets at end of year	$55,836,994	$338,632	$2,193,073	$2,850,754	$24,343

Accumulation unit activity
Units outstanding at beginning of year	28,411,714	292,086	1,323,591	1,853,935	10,628
Units purchased	1,222,595	—	246,277	165,354	13,711
Units redeemed	(3,528,619)	(7,671)	(260,483)	(239,308)	(1,337)
Units outstanding at end of year	26,105,690	284,415	1,309,385	1,779,981	23,002

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1
Operations
Investment income (loss) — net	$357	$—	$—	$(2,047)	$693
Net realized gain (loss) on sales of investments	(186)	84	2	20,929	(2,703)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	358	287	2,312	66,073	11,616
Net increase (decrease) in net assets resulting from operations	529	371	2,314	84,955	9,606

Contract transactions
Contract purchase payments	557	1,249	124	13,597	12,527
Net transfers(1)	11,136	(855)	28,126	(10,974)	(8,135)
Transfers for policy loans	(1,295)	—	—	(2,522)	—
Policy charges	(1,286)	(617)	(5)	(5,830)	(4,201)
Contract terminations:
Surrender benefits	(80)	—	(32)	(25,882)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	9,032	(223)	28,213	(31,611)	191
Net assets at beginning of year	3,832	1,442	1,009	370,132	53,812
Net assets at end of year	$13,393	$1,590	$31,536	$423,476	$63,609

Accumulation unit activity
Units outstanding at beginning of year	3,460	997	365	102,229	48,775
Units purchased	10,566	804	9,073	8,266	10,470
Units redeemed	(2,380)	(923)	(2)	(15,563)	(10,262)
Units outstanding at end of year	11,646	878	9,436	94,932	48,983

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2
Operations
Investment income (loss) — net	$354	$652	$448	$523	$1,189
Net realized gain (loss) on sales of investments	(222)	134	(1,656)	46	(11)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,215	17,960	26,772	3,750	8,562
Net increase (decrease) in net assets resulting from operations	6,347	18,746	25,564	4,319	9,740

Contract transactions
Contract purchase payments	1,590	16,832	14,467	19,012	3,401
Net transfers(1)	22,251	(657)	(16,012)	(1,783)	3,423
Transfers for policy loans	(30)	—	625	—	(2,231)
Policy charges	(1,886)	(6,255)	(7,147)	(3,704)	(1,727)
Contract terminations:
Surrender benefits	(1)	—	—	—	(1,531)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	21,924	9,920	(8,067)	13,525	1,335
Net assets at beginning of year	27,410	121,423	180,518	21,108	56,055
Net assets at end of year	$55,681	$150,089	$198,015	$38,952	$67,130

Accumulation unit activity
Units outstanding at beginning of year	19,872	106,559	123,757	21,148	43,885
Units purchased	15,801	13,841	9,547	17,412	4,895
Units redeemed	(1,271)	(5,631)	(14,694)	(5,244)	(3,847)
Units outstanding at end of year	34,402	114,769	118,610	33,316	44,933

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$—	$—	$—	$—	$(3,028)
Net realized gain (loss) on sales of investments	(55)	21	(12)	107	18,785
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,685	1,786	1,072	516	46,962
Net increase (decrease) in net assets resulting from operations	3,630	1,807	1,060	623	62,719

Contract transactions
Contract purchase payments	12,081	3,526	1,032	635	25,843
Net transfers(1)	1,018	—	721	—	19,058
Transfers for policy loans	—	—	—	—	503
Policy charges	(1,780)	(618)	(221)	(278)	(16,183)
Contract terminations:
Surrender benefits	—	—	—	(604)	(37,695)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	11,319	2,908	1,532	(247)	(8,474)
Net assets at beginning of year	42,633	23,929	8,275	5,796	605,181
Net assets at end of year	$57,582	$28,644	$10,867	$6,172	$659,426

Accumulation unit activity
Units outstanding at beginning of year	38,919	12,078	7,239	2,925	186,649
Units purchased	11,713	1,747	1,485	313	29,111
Units redeemed	(1,596)	(304)	(188)	(435)	(23,622)
Units outstanding at end of year	49,036	13,521	8,536	2,803	192,138

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn	Wanger Intl
Operations
Investment income (loss) — net	$—	$—	$—	$(28,217)	$(8,163)
Net realized gain (loss) on sales of investments	(21)	(131)	23	(412,633)	(170,522)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	511	18,801	1,105	1,452,756	809,823
Net increase (decrease) in net assets resulting from operations	490	18,670	1,128	1,011,906	631,138

Contract transactions
Contract purchase payments	2,692	46,694	4,293	157,853	161,937
Net transfers(1)	(746)	2,651	—	(74,096)	(197,028)
Transfers for policy loans	—	—	—	(35,281)	(18,710)
Policy charges	(172)	(16,006)	(1,027)	(151,379)	(118,339)
Contract terminations:
Surrender benefits	—	—	—	(174,450)	(131,777)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	1,774	33,339	3,266	(277,353)	(303,917)
Net assets at beginning of year	3,582	87,806	5,736	4,899,349	3,948,383
Net assets at end of year	$5,846	$139,815	$10,130	$5,633,902	$4,275,604

Accumulation unit activity
Units outstanding at beginning of year	3,390	79,000	5,289	1,295,424	1,707,172
Units purchased	2,424	41,877	3,780	104,136	67,055
Units redeemed	(844)	(13,491)	(896)	(129,416)	(200,855)
Units outstanding at end of year	4,970	107,386	8,173	1,270,144	1,573,372

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$915	$462
Net realized gain (loss) on sales of investments	(473)	(137)
Distributions from capital gains	—	—
Net change in unrealized appreciation (depreciation) of investments	1,208	508
Net increase (decrease) in net assets resulting from operations	1,650	833

Contract transactions
Contract purchase payments	3,534	1,100
Net transfers(1)	(2,416)	—
Transfers for policy loans	—	15
Policy charges	(1,802)	(768)
Contract terminations:
Surrender benefits	—	—
Death benefits	—	—
Increase (decrease) from transactions	(684)	347
Net assets at beginning of year	16,564	8,128
Net assets at end of year	$17,530	$9,308

Accumulation unit activity
Units outstanding at beginning of year	16,341	6,721
Units purchased	3,388	899
Units redeemed	(4,044)	(620)
Units outstanding at end of year	15,685	7,000

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2022	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Operations
Investment income (loss) — net	$11	$91,981	$—	$(6,159)	$16,539
Net realized gain (loss) on sales of investments	—	(7,553)	(2,200)	2,619	16,877
Distributions from capital gains	147	—	17,413	241,564	412,088
Net change in unrealized appreciation or depreciation of investments	(256)	(487,104)	(61,857)	(891,053)	(578,281)
Net increase (decrease) in net assets resulting from operations	(98)	(402,676)	(46,644)	(653,029)	(132,777)

Contract transactions
Contract purchase payments	—	147,976	75,394	125,874	65,312
Net transfers(1)	—	(18,761)	33,842	102,845	(59,299)
Transfers for policy loans	—	(11,973)	—	(5,974)	(25,598)
Policy charges	—	(89,150)	(11,628)	(46,621)	(59,713)
Contract terminations:
Surrender benefits	—	(46,211)	—	(8,659)	(13,226)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	—	(18,119)	97,608	167,465	(92,524)
Net assets at beginning of year	525	2,868,114	121,984	2,208,334	2,756,038
Net assets at end of year	$427	$2,447,319	$172,948	$1,722,770	$2,530,737

Accumulation unit activity
Units outstanding at beginning of year	—	1,523,422	58,808	349,809	721,010
Units purchased	—	98,506	65,097	54,590	18,149
Units redeemed	—	(105,966)	(7,280)	(12,562)	(41,537)
Units outstanding at end of year	—	1,515,962	116,625	391,837	697,622

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1
Operations
Investment income (loss) — net	$1,158	$28,056	$—	$(5,030)	$—
Net realized gain (loss) on sales of investments	(3,251)	(32,004)	(55)	11,028	(5,082)
Distributions from capital gains	63,023	—	1,533	246,572	15,123
Net change in unrealized appreciation or depreciation of investments	(167,930)	(125,702)	(2,724)	(579,190)	(49,864)
Net increase (decrease) in net assets resulting from operations	(107,000)	(129,650)	(1,246)	(326,620)	(39,823)

Contract transactions
Contract purchase payments	21,072	42,283	3,522	50,161	65,278
Net transfers(1)	(26,411)	5,173	7,233	(44,398)	58,999
Transfers for policy loans	3,087	77	—	(3,127)	—
Policy charges	(15,729)	(26,033)	(570)	(30,761)	(9,873)
Contract terminations:
Surrender benefits	(1)	(17,128)	(140)	(31,464)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(17,982)	4,372	10,045	(59,589)	114,404
Net assets at beginning of year	619,694	1,050,771	3,000	1,578,669	82,772
Net assets at end of year	$494,712	$925,493	$11,799	$1,192,460	$157,353

Accumulation unit activity
Units outstanding at beginning of year	268,474	482,056	1,604	297,509	45,645
Units purchased	12,264	29,271	7,228	13,375	94,136
Units redeemed	(20,476)	(26,888)	(389)	(24,131)	(7,710)
Units outstanding at end of year	260,262	484,439	8,443	286,753	132,071

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II
Operations
Investment income (loss) — net	$(4,662)	$1,056	$18,108	$5,604	$6,429
Net realized gain (loss) on sales of investments	(46,778)	58	10,180	3,213	(3,621)
Distributions from capital gains	239,270	—	—	110,995	110,745
Net change in unrealized appreciation or depreciation of investments	(862,445)	(197)	32,524	(355,884)	(345,832)
Net increase (decrease) in net assets resulting from operations	(674,615)	917	60,812	(236,072)	(232,279)

Contract transactions
Contract purchase payments	78,667	13,273	21,183	23,425	30,883
Net transfers(1)	(51,511)	6,999	55,508	(17,757)	5,906
Transfers for policy loans	(16,574)	—	(11,257)	7,183	(6,594)
Policy charges	(33,581)	(366)	(5,591)	(21,683)	(12,400)
Contract terminations:
Surrender benefits	(27,830)	(226)	(5,826)	(17,581)	(10,998)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(50,829)	19,680	54,017	(26,413)	6,797
Net assets at beginning of year	1,936,899	2,236	389,588	927,558	926,276
Net assets at end of year	$1,211,455	$22,833	$504,417	$665,073	$700,794

Accumulation unit activity
Units outstanding at beginning of year	370,886	1,947	463,525	354,858	498,841
Units purchased	24,322	16,707	74,127	15,617	27,601
Units redeemed	(28,436)	(293)	(20,393)	(35,425)	(21,843)
Units outstanding at end of year	366,772	18,361	517,259	335,050	504,599

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP EAFE Intl Index, Cl F(2)
Operations
Investment income (loss) — net	$56,067	$37,673	$—	$(2,372)	$12
Net realized gain (loss) on sales of investments	112,523	49,105	(772)	(14,911)	—
Distributions from capital gains	318,396	191,723	1,304	7,430	—
Net change in unrealized appreciation or depreciation of investments	(498,966)	(278,248)	(17,352)	(79,479)	(25)
Net increase (decrease) in net assets resulting from operations	(11,980)	253	(16,820)	(89,332)	(13)

Contract transactions
Contract purchase payments	141,192	75,400	33,339	23,248	350
Net transfers(1)	37,892	16,445	15,967	(29,127)	—
Transfers for policy loans	(12,022)	(19,185)	—	(666)	—
Policy charges	(147,188)	(53,454)	(8,590)	(9,748)	—
Contract terminations:
Surrender benefits	(134,150)	(92,876)	—	(7,497)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(114,276)	(73,670)	40,716	(23,790)	350
Net assets at beginning of year	4,099,225	2,521,124	95,155	536,304	—
Net assets at end of year	$3,972,969	$2,447,707	$119,051	$423,182	$337

Accumulation unit activity
Units outstanding at beginning of year	917,928	1,181,672	66,633	336,061	—
Units purchased	77,544	65,644	39,353	16,282	—
Units redeemed	(83,219)	(91,763)	(6,908)	(34,400)	—
Units outstanding at end of year	912,253	1,155,553	99,078	317,943	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Calvert VP EAFE Intl Index, Cl I(2)	Calvert VP Nasdaq 100 Index, Cl F(2)	Calvert VP Nasdaq 100 Index, Cl I(2)	Calv VP Russ 2000 Sm Cap Ind, Cl F(2)	Calv VP Russ 2000 Sm Cap Ind, Cl I(2)
Operations
Investment income (loss) — net	$342	$1	$12	$3	$3
Net realized gain (loss) on sales of investments	(3)	—	3	—	—
Distributions from capital gains	—	21	300	36	35
Net change in unrealized appreciation or depreciation of investments	45	(107)	(1,154)	(69)	(69)
Net increase (decrease) in net assets resulting from operations	384	(85)	(839)	(30)	(31)

Contract transactions
Contract purchase payments	5,404	450	475	349	350
Net transfers(1)	32,719	—	6,209	—	—
Transfers for policy loans	—	—	—	—	—
Policy charges	(649)	—	—	—	—
Contract terminations:
Surrender benefits	(323)	—	(448)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	37,151	450	6,236	349	350
Net assets at beginning of year	—	—	—	—	—
Net assets at end of year	$37,535	$365	$5,397	$319	$319

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	—	—
Units purchased	38,973	—	6,316	—	—
Units redeemed	(719)	—	—	—	—
Units outstanding at end of year	38,254	—	6,316	—	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$18,338	$—	$(127,390)	$13,743	$9,293
Net realized gain (loss) on sales of investments	(5,033)	(420)	659,544	130	1,243
Distributions from capital gains	244,424	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(721,057)	(191,334)	(3,803,769)	(6,837)	(4,236)
Net increase (decrease) in net assets resulting from operations	(463,328)	(191,754)	(3,271,615)	7,036	6,300

Contract transactions
Contract purchase payments	21,330	98,577	643,563	14,401	2,648
Net transfers(1)	(11,785)	96,443	(11,316)	2,114	731
Transfers for policy loans	1,141	—	8,453	—	(2,803)
Policy charges	(90,669)	(34,529)	(869,056)	(2,202)	(1,305)
Contract terminations:
Surrender benefits	(301)	—	(588,945)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(80,284)	160,491	(817,301)	14,313	(729)
Net assets at beginning of year	2,936,746	1,087,263	19,187,380	39,072	30,751
Net assets at end of year	$2,393,134	$1,056,000	$15,098,464	$60,421	$36,322

Accumulation unit activity
Units outstanding at beginning of year	946,502	703,868	6,268,126	29,596	37,741
Units purchased	8,606	141,733	279,593	10,219	3,680
Units redeemed	(38,404)	(25,441)	(601,329)	(1,384)	(3,867)
Units outstanding at end of year	916,704	820,160	5,946,390	38,431	37,554

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$—	$—	$—	$—	$(225,495)
Net realized gain (loss) on sales of investments	6	7,282	(131)	12,155	1,467,799
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(24,944)	(37,876)	(11,031)	(96,221)	(7,534,782)
Net increase (decrease) in net assets resulting from operations	(24,938)	(30,594)	(11,162)	(84,066)	(6,292,478)

Contract transactions
Contract purchase payments	51,410	14,840	32,695	23,418	904,119
Net transfers(1)	36,668	5,001	42,815	699	(231,249)
Transfers for policy loans	—	(4,927)	—	(9,450)	(19,890)
Policy charges	(16,055)	(3,071)	(6,127)	(16,754)	(1,338,686)
Contract terminations:
Surrender benefits	—	(12,348)	—	(1,101)	(943,181)
Death benefits	—	—	—	—	(14,120)
Increase (decrease) from transactions	72,023	(505)	69,383	(3,188)	(1,643,007)
Net assets at beginning of year	107,756	158,014	42,910	449,068	32,946,689
Net assets at end of year	$154,841	$126,915	$101,131	$361,814	$25,011,204

Accumulation unit activity
Units outstanding at beginning of year	59,557	51,786	25,369	123,527	9,993,714
Units purchased	55,905	7,190	52,405	7,819	324,926
Units redeemed	(10,255)	(7,719)	(4,214)	(8,567)	(939,147)
Units outstanding at end of year	105,207	51,257	73,560	122,779	9,379,493

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Divd Opp, Cl 1	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(71,172)	$644	$819
Net realized gain (loss) on sales of investments	79	2,532	530,556	(40)	(88)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(394)	(4,400)	(698,076)	(1,153)	(4,211)
Net increase (decrease) in net assets resulting from operations	(315)	(1,868)	(238,692)	(549)	(3,480)

Contract transactions
Contract purchase payments	22,009	5,860	420,925	16,305	2,688
Net transfers(1)	16,841	37,679	(46,949)	4,250	—
Transfers for policy loans	—	—	21,915	—	—
Policy charges	(7,854)	(2,866)	(440,647)	(879)	(470)
Contract terminations:
Surrender benefits	—	—	(443,786)	(70)	—
Death benefits	—	—	(18,630)	—	—
Increase (decrease) from transactions	30,996	40,673	(507,172)	19,606	2,218
Net assets at beginning of year	80,541	113,387	13,120,839	2,307	21,547
Net assets at end of year	$111,222	$152,192	$12,374,975	$21,364	$20,285

Accumulation unit activity
Units outstanding at beginning of year	56,566	44,199	3,424,864	1,995	15,918
Units purchased	28,108	17,113	127,746	21,768	2,369
Units redeemed	(5,681)	(1,150)	(266,786)	(939)	(414)
Units outstanding at end of year	78,993	60,162	3,285,824	22,824	17,873

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Operations
Investment income (loss) — net	$—	$—	$(11,603)	$2,541	$34,465
Net realized gain (loss) on sales of investments	(2,188)	(14,624)	(80,559)	(563)	(21,846)
Distributions from capital gains	37,788	103,950	635,575	—	—
Net change in unrealized appreciation or depreciation of investments	(81,634)	(240,676)	(1,514,409)	(14,455)	(204,902)
Net increase (decrease) in net assets resulting from operations	(46,034)	(151,350)	(970,996)	(12,477)	(192,283)

Contract transactions
Contract purchase payments	56,479	41,694	110,751	5,319	59,604
Net transfers(1)	51,999	(12,780)	(20,971)	—	6,515
Transfers for policy loans	—	(1,886)	3,851	(1,769)	(6,984)
Policy charges	(6,795)	(16,684)	(64,825)	(2,935)	(53,117)
Contract terminations:
Surrender benefits	—	(6,775)	(104,725)	—	(23,637)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	101,683	3,569	(75,919)	615	(17,619)
Net assets at beginning of year	112,367	455,326	2,927,224	92,637	1,395,058
Net assets at end of year	$168,016	$307,545	$1,880,309	$80,775	$1,185,156

Accumulation unit activity
Units outstanding at beginning of year	76,876	250,402	847,968	91,808	1,049,829
Units purchased	100,892	31,516	58,120	5,886	59,499
Units redeemed	(6,463)	(29,202)	(77,239)	(5,013)	(71,050)
Units outstanding at end of year	171,305	252,716	828,849	92,681	1,038,278

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$1,661	$5,641	$15,502	$2,564	$14,284
Net realized gain (loss) on sales of investments	—	1	1	(294)	(1,914)
Distributions from capital gains	—	—	—	344	2,022
Net change in unrealized appreciation or depreciation of investments	—	—	—	(6,629)	(47,730)
Net increase (decrease) in net assets resulting from operations	1,661	5,642	15,503	(4,015)	(33,338)

Contract transactions
Contract purchase payments	100,174	102,474	240,507	27,764	30,037
Net transfers(1)	24,950	(59,322)	(80,648)	22,086	(7,374)
Transfers for policy loans	—	(7,386)	28,165	—	(4,011)
Policy charges	(5,189)	(23,033)	(258,217)	(4,175)	(11,208)
Contract terminations:
Surrender benefits	—	(342)	(19,556)	—	(828)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	119,935	12,391	(89,749)	45,675	6,616
Net assets at beginning of year	44,950	492,289	2,734,400	26,692	309,502
Net assets at end of year	$166,546	$510,322	$2,660,154	$68,352	$282,780

Accumulation unit activity
Units outstanding at beginning of year	44,118	476,129	2,736,771	21,689	188,870
Units purchased	122,478	98,937	343,080	44,129	20,169
Units redeemed	(5,077)	(86,899)	(433,081)	(3,728)	(15,627)
Units outstanding at end of year	161,519	488,167	2,646,770	62,090	193,412

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	99

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Operations
Investment income (loss) — net	$116,199	$1,001	$1,586	$49,837	$1,625
Net realized gain (loss) on sales of investments	(20,577)	(67)	(29)	(16,791)	(423)
Distributions from capital gains	17,898	669	1,116	38,127	34
Net change in unrealized appreciation or depreciation of investments	(431,307)	(3,462)	(5,990)	(196,080)	(10,287)
Net increase (decrease) in net assets resulting from operations	(317,787)	(1,859)	(3,317)	(124,907)	(9,051)

Contract transactions
Contract purchase payments	86,630	2,277	3,685	29,329	15,413
Net transfers(1)	(52,980)	168	12,797	(11,089)	5,576
Transfers for policy loans	3,481	—	—	(2,279)	—
Policy charges	(97,453)	(567)	(767)	(27,432)	(4,283)
Contract terminations:
Surrender benefits	(86,863)	—	—	(31,145)	—
Death benefits	(5,168)	—	—	—	—
Increase (decrease) from transactions	(152,353)	1,878	15,715	(42,616)	16,706
Net assets at beginning of year	2,889,550	18,093	31,311	1,182,207	48,494
Net assets at end of year	$2,419,410	$18,112	$43,709	$1,014,684	$56,149

Accumulation unit activity
Units outstanding at beginning of year	1,113,218	14,911	19,681	553,960	40,227
Units purchased	39,544	2,183	11,445	16,623	19,964
Units redeemed	(112,257)	(506)	(525)	(34,442)	(4,033)
Units outstanding at end of year	1,040,505	16,588	30,601	536,141	56,158

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$1,272	$148,223	$—	$—	$(17,074)
Net realized gain (loss) on sales of investments	(4,242)	(83,839)	(6,168)	4,762	189,680
Distributions from capital gains	29	3,986	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,932)	(1,278,117)	(159,031)	(130,183)	(1,412,391)
Net increase (decrease) in net assets resulting from operations	(10,873)	(1,209,747)	(165,199)	(125,421)	(1,239,785)

Contract transactions
Contract purchase payments	16,990	239,027	440,576	53,564	113,351
Net transfers(1)	(27,495)	14,402	162,975	(8,195)	(64,612)
Transfers for policy loans	(1,167)	(41,785)	—	(5,538)	(49,129)
Policy charges	(1,887)	(282,453)	(53,410)	(8,126)	(81,847)
Contract terminations:
Surrender benefits	—	(163,735)	—	—	(60,854)
Death benefits	—	(2,887)	—	—	—
Increase (decrease) from transactions	(13,559)	(237,431)	550,141	31,705	(143,091)
Net assets at beginning of year	66,153	6,923,643	346,432	392,070	3,968,111
Net assets at end of year	$41,721	$5,476,465	$731,374	$298,354	$2,585,235

Accumulation unit activity
Units outstanding at beginning of year	48,732	3,717,812	166,962	85,336	809,388
Units purchased	13,351	196,112	380,622	15,233	35,172
Units redeemed	(24,955)	(322,292)	(33,883)	(5,724)	(83,622)
Units outstanding at end of year	37,128	3,591,632	513,701	94,845	760,938

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	101

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 1
Operations
Investment income (loss) — net	$—	$(59,366)	$112	$(808)	$317
Net realized gain (loss) on sales of investments	5,097	385,719	(695)	(18,264)	(1,204)
Distributions from capital gains	—	—	—	—	347
Net change in unrealized appreciation or depreciation of investments	(339,229)	(2,983,716)	(310)	(25,768)	(2,104)
Net increase (decrease) in net assets resulting from operations	(334,132)	(2,657,363)	(893)	(44,840)	(2,644)

Contract transactions
Contract purchase payments	1,265,346	390,014	45,519	826,756	10,525
Net transfers(1)	381,497	97,314	(36,011)	22,799	—
Transfers for policy loans	—	(121,439)	—	(2,189)	—
Policy charges	(193,034)	(275,261)	(1,071)	(14,355)	(478)
Contract terminations:
Surrender benefits	(12,993)	(165,975)	(82)	(10,647)	(79)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	1,440,816	(75,347)	8,355	822,364	9,968
Net assets at beginning of year	1,407,353	14,197,243	10,542	681,131	3,443
Net assets at end of year	$2,514,037	$11,464,533	$18,004	$1,458,655	$10,767

Accumulation unit activity
Units outstanding at beginning of year	790,988	3,011,939	9,364	635,866	2,523
Units purchased	1,075,432	140,951	42,978	789,384	9,137
Units redeemed	(136,004)	(125,101)	(35,178)	(37,269)	(447)
Units outstanding at end of year	1,730,416	3,027,789	17,164	1,387,981	11,213

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Operations
Investment income (loss) — net	$202	$611	$1,130	$(1,511)	$—
Net realized gain (loss) on sales of investments	(91)	(399)	(1,705)	31,774	(198)
Distributions from capital gains	250	7,678	11,684	333,003	—
Net change in unrealized appreciation or depreciation of investments	(3,131)	(18,577)	(37,093)	(1,184,325)	515
Net increase (decrease) in net assets resulting from operations	(2,770)	(10,687)	(25,984)	(821,059)	317

Contract transactions
Contract purchase payments	1,341	55,436	21,759	224,747	109,137
Net transfers(1)	—	44,885	(2,640)	(8,032)	160,941
Transfers for policy loans	—	—	(3,400)	15,003	—
Policy charges	(316)	(6,470)	(5,698)	(230,672)	(20,838)
Contract terminations:
Surrender benefits	—	—	—	(174,536)	—
Death benefits	—	—	—	(3,619)	—
Increase (decrease) from transactions	1,025	93,851	10,021	(177,109)	249,240
Net assets at beginning of year	9,709	78,170	169,965	5,338,817	105,814
Net assets at end of year	$7,964	$161,334	$154,002	$4,340,649	$355,371

Accumulation unit activity
Units outstanding at beginning of year	6,367	58,074	94,407	3,611,334	69,647
Units purchased	1,118	88,075	13,765	197,064	183,012
Units redeemed	(262)	(5,676)	(7,653)	(344,737)	(14,358)
Units outstanding at end of year	7,223	140,473	100,519	3,463,661	238,301

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	103

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$—	$(4,857)	$—	$—	$(4,690)
Net realized gain (loss) on sales of investments	6,528	16,274	159	2,794	39,612
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(9,058)	(32,391)	(49,050)	(36,979)	(421,838)
Net increase (decrease) in net assets resulting from operations	(2,530)	(20,974)	(48,891)	(34,185)	(386,916)

Contract transactions
Contract purchase payments	13,211	14,086	113,711	9,971	27,572
Net transfers(1)	14,992	63,312	1,897	(9,529)	(14,652)
Transfers for policy loans	(8,040)	(2,572)	—	180	(833)
Policy charges	(3,911)	(18,455)	(6,488)	(3,092)	(23,136)
Contract terminations:
Surrender benefits	—	(23,788)	—	(2,704)	(49,922)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	16,252	32,583	109,120	(5,174)	(60,971)
Net assets at beginning of year	106,840	928,091	142,505	109,046	1,251,738
Net assets at end of year	$120,562	$939,700	$202,734	$69,687	$803,851

Accumulation unit activity
Units outstanding at beginning of year	33,606	276,336	77,603	29,557	244,520
Units purchased	9,012	23,249	86,800	3,673	15,767
Units redeemed	(3,897)	(16,419)	(4,785)	(5,851)	(39,808)
Units outstanding at end of year	38,721	283,166	159,618	27,379	220,479

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(3,688)	$—	$—
Net realized gain (loss) on sales of investments	78	947	26,487	194	1,123
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,103)	(13,322)	(117,185)	(4,398)	(20,272)
Net increase (decrease) in net assets resulting from operations	(7,025)	(12,375)	(94,386)	(4,204)	(19,149)

Contract transactions
Contract purchase payments	119,003	17,794	26,849	38,886	18,890
Net transfers(1)	33,245	9,477	4,671	2,035	10,037
Transfers for policy loans	—	—	2,759	—	—
Policy charges	(10,616)	(4,707)	(19,827)	(6,701)	(5,850)
Contract terminations:
Surrender benefits	—	(2)	(58,569)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	141,632	22,562	(44,117)	34,220	23,077
Net assets at beginning of year	66,077	122,588	938,139	27,309	119,333
Net assets at end of year	$200,684	$132,775	$799,636	$57,325	$123,261

Accumulation unit activity
Units outstanding at beginning of year	41,351	39,291	223,983	18,903	41,086
Units purchased	104,642	9,476	9,176	32,869	11,080
Units redeemed	(7,319)	(1,658)	(17,483)	(5,250)	(2,283)
Units outstanding at end of year	138,674	47,109	215,676	46,522	49,883

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	105

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1(2)	Col VP Sel Gbl Tech, Cl 2(2)	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Operations
Investment income (loss) — net	$(6,025)	$—	$—	$2,463	$3,328
Net realized gain (loss) on sales of investments	35,485	(265)	(1,191)	(433)	(7,142)
Distributions from capital gains	—	27	1,601	3,432	5,114
Net change in unrealized appreciation or depreciation of investments	(221,654)	(4,081)	(76)	(15,412)	(19,542)
Net increase (decrease) in net assets resulting from operations	(192,194)	(4,319)	334	(9,950)	(18,242)

Contract transactions
Contract purchase payments	34,902	39,970	125	17,188	44,982
Net transfers(1)	(38,615)	30,108	1,114	10,527	17,852
Transfers for policy loans	(521)	—	—	—	(52)
Policy charges	(34,896)	(4,214)	(59)	(7,357)	(71,577)
Contract terminations:
Surrender benefits	(16,624)	(113)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(55,754)	65,751	1,180	20,358	(8,795)
Net assets at beginning of year	1,261,335	—	—	84,764	155,375
Net assets at end of year	$1,013,387	$61,432	$1,514	$95,172	$128,338

Accumulation unit activity
Units outstanding at beginning of year	267,272	—	—	72,700	110,112
Units purchased	7,545	75,949	1,703	26,292	47,967
Units redeemed	(20,777)	(4,706)	(63)	(6,895)	(55,290)
Units outstanding at end of year	254,040	71,243	1,640	92,097	102,789

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Operations
Investment income (loss) — net	$252	$193	$17,670	$73,304	$834
Net realized gain (loss) on sales of investments	(81)	(33)	(12,686)	4,203	(141)
Distributions from capital gains	—	—	—	—	699
Net change in unrealized appreciation or depreciation of investments	(1,492)	(1,519)	(205,136)	(17,584)	(4,410)
Net increase (decrease) in net assets resulting from operations	(1,321)	(1,359)	(200,152)	59,923	(3,018)

Contract transactions
Contract purchase payments	4,416	560	58,881	47,185	25,501
Net transfers(1)	4,433	4,406	(29,384)	68,452	380
Transfers for policy loans	—	—	4,446	(16,830)	—
Policy charges	(1,245)	(167)	(70,901)	(7,938)	(1,604)
Contract terminations:
Surrender benefits	(80)	—	(9,246)	(40,135)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	7,524	4,799	(46,204)	50,734	24,277
Net assets at beginning of year	6,156	6,657	1,391,378	390,816	9,021
Net assets at end of year	$12,359	$10,097	$1,145,022	$501,473	$30,280

Accumulation unit activity
Units outstanding at beginning of year	5,520	5,366	1,027,006	491,069	7,709
Units purchased	8,824	4,283	51,964	114,188	24,388
Units redeemed	(1,263)	(149)	(85,774)	(67,096)	(1,550)
Units outstanding at end of year	13,081	9,500	993,196	538,161	30,547

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	107

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Operations
Investment income (loss) — net	$504	$2,761	$874	$24,404	$598
Net realized gain (loss) on sales of investments	(26)	(8,237)	(78)	(8,164)	(116)
Distributions from capital gains	465	1,102	372	11,391	7,366
Net change in unrealized appreciation or depreciation of investments	(3,875)	(14,429)	(4,983)	(152,547)	(17,935)
Net increase (decrease) in net assets resulting from operations	(2,932)	(18,803)	(3,815)	(124,916)	(10,087)

Contract transactions
Contract purchase payments	2,471	12,899	3,206	30,840	18,846
Net transfers(1)	—	12,057	—	(5,806)	3,988
Transfers for policy loans	—	—	(65)	(2,715)	—
Policy charges	(187)	(1,966)	(1,275)	(22,823)	(1,983)
Contract terminations:
Surrender benefits	—	—	—	(26,800)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	2,284	22,990	1,866	(27,304)	20,851
Net assets at beginning of year	18,148	54,068	20,899	719,905	32,713
Net assets at end of year	$17,500	$58,255	$18,950	$567,685	$43,477

Accumulation unit activity
Units outstanding at beginning of year	13,911	44,629	15,095	436,600	21,848
Units purchased	2,126	15,470	2,619	21,457	18,003
Units redeemed	(160)	(1,803)	(1,084)	(37,330)	(1,584)
Units outstanding at end of year	15,877	58,296	16,630	420,727	38,267

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

108	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 1	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$2,837	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	(108)	79	2,906	(5,603)	(1,499)
Distributions from capital gains	41,953	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(106,244)	(2,132)	(15,255)	(18,473)	(35,658)
Net increase (decrease) in net assets resulting from operations	(61,562)	(2,053)	(12,349)	(24,076)	(37,157)

Contract transactions
Contract purchase payments	18,288	28,150	15,463	32,514	3,764
Net transfers(1)	(1,016)	45,313	(5,617)	57,068	—
Transfers for policy loans	(1,818)	—	1,159	—	(1,286)
Policy charges	(7,378)	(8,355)	(4,531)	(2,646)	(4,834)
Contract terminations:
Surrender benefits	(486)	—	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	7,590	65,108	6,474	86,936	(2,356)
Net assets at beginning of year	251,092	64,048	196,375	30,774	90,463
Net assets at end of year	$197,120	$127,103	$190,500	$93,634	$50,950

Accumulation unit activity
Units outstanding at beginning of year	116,421	42,525	66,881	16,377	20,706
Units purchased	10,134	53,410	6,116	70,268	1,270
Units redeemed	(5,771)	(6,065)	(3,714)	(2,095)	(2,138)
Units outstanding at end of year	120,784	89,870	69,283	84,550	19,838

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	109

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1
Operations
Investment income (loss) — net	$—	$—	$—	$—	$653
Net realized gain (loss) on sales of investments	(3,429)	2,775	823	82	(921)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(20,456)	(24,860)	(5,772)	(5,179)	(8,370)
Net increase (decrease) in net assets resulting from operations	(23,885)	(22,085)	(4,949)	(5,097)	(8,638)

Contract transactions
Contract purchase payments	31,080	8,204	28,070	7,369	8,265
Net transfers(1)	912	(7,230)	132	15,140	8,931
Transfers for policy loans	—	—	—	—	—
Policy charges	(5,247)	(3,605)	(11,370)	(862)	(3,847)
Contract terminations:
Surrender benefits	—	—	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	26,745	(2,631)	16,832	21,647	13,349
Net assets at beginning of year	69,775	78,637	103,310	97,873	53,461
Net assets at end of year	$72,635	$53,921	$115,193	$114,423	$58,172

Accumulation unit activity
Units outstanding at beginning of year	38,000	17,978	70,254	40,261	46,222
Units purchased	20,560	2,442	20,302	9,744	16,074
Units redeemed	(3,615)	(3,253)	(8,136)	(373)	(3,687)
Units outstanding at end of year	54,945	17,167	82,420	49,632	58,609

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

110	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1
Operations
Investment income (loss) — net	$192	$—	$—	$(6,389)	$—
Net realized gain (loss) on sales of investments	(345)	178	6,309	51,474	(76)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,411)	(1,589)	(19,382)	(94,699)	(6,267)
Net increase (decrease) in net assets resulting from operations	(3,564)	(1,411)	(13,073)	(49,614)	(6,343)

Contract transactions
Contract purchase payments	1,874	151,751	42,491	25,635	5,003
Net transfers(1)	—	82,490	(15,483)	(48,800)	39,268
Transfers for policy loans	(2,398)	—	345	(10,011)	—
Policy charges	(827)	(14,012)	(12,794)	(18,004)	(2,036)
Contract terminations:
Surrender benefits	—	—	—	(31,690)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(1,351)	220,229	14,559	(82,870)	42,235
Net assets at beginning of year	25,994	146,027	445,851	1,267,483	14,481
Net assets at end of year	$21,079	$364,845	$447,337	$1,134,999	$50,373

Accumulation unit activity
Units outstanding at beginning of year	20,770	90,704	128,161	273,332	8,065
Units purchased	1,644	151,485	12,902	8,873	31,060
Units redeemed	(2,759)	(9,151)	(8,497)	(25,871)	(1,419)
Units outstanding at end of year	19,655	233,038	132,566	256,334	37,706

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	111

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Operations
Investment income (loss) — net	$—	$768	$191	$17,172	$52,413
Net realized gain (loss) on sales of investments	1,574	(427)	(16)	1,659	(6,238)
Distributions from capital gains	—	5,244	3	255	—
Net change in unrealized appreciation or depreciation of investments	(21,691)	(16,877)	(452)	(39,920)	(89,800)
Net increase (decrease) in net assets resulting from operations	(20,117)	(11,292)	(274)	(20,834)	(43,625)

Contract transactions
Contract purchase payments	2,821	2,896	6,736	23,308	27,354
Net transfers(1)	(8,398)	8	4,706	1,321	147,018
Transfers for policy loans	—	—	—	(187)	(11,377)
Policy charges	(494)	(1,855)	(1,046)	(10,146)	(28,689)
Contract terminations:
Surrender benefits	—	(1,116)	—	(7,051)	(41,859)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(6,071)	(67)	10,396	7,245	92,447
Net assets at beginning of year	81,469	74,262	1,902	265,417	1,252,514
Net assets at end of year	$55,281	$62,903	$12,024	$251,828	$1,301,336

Accumulation unit activity
Units outstanding at beginning of year	23,462	50,503	1,491	201,750	827,165
Units purchased	1,017	2,098	9,557	21,059	117,796
Units redeemed	(3,028)	(2,422)	(871)	(15,782)	(55,944)
Units outstanding at end of year	21,451	50,179	10,177	207,027	889,017

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

112	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Init Cl
Operations
Investment income (loss) — net	$2,221	$(13,362)	$41,913	$22,053	$1,620
Net realized gain (loss) on sales of investments	(1,557)	83,516	116,228	18,484	(878)
Distributions from capital gains	18,746	261,682	90,843	41,608	17,190
Net change in unrealized appreciation or depreciation of investments	(105,080)	(2,125,935)	(530,756)	(196,208)	(43,231)
Net increase (decrease) in net assets resulting from operations	(85,670)	(1,794,099)	(281,772)	(114,063)	(25,299)

Contract transactions
Contract purchase payments	137,071	150,866	136,082	50,948	144,173
Net transfers(1)	83,100	(2,754)	(113,016)	4,605	34,643
Transfers for policy loans	—	(30,061)	(31,494)	(2,522)	—
Policy charges	(20,052)	(103,823)	(176,611)	(47,646)	(15,565)
Contract terminations:
Surrender benefits	—	(193,478)	(109,159)	(10,442)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	200,119	(179,250)	(294,198)	(5,057)	163,251
Net assets at beginning of year	294,524	6,735,557	4,960,644	2,111,841	189,166
Net assets at end of year	$408,973	$4,762,208	$4,384,674	$1,992,721	$327,118

Accumulation unit activity
Units outstanding at beginning of year	151,193	1,513,591	1,114,009	875,671	119,370
Units purchased	146,861	64,805	33,413	31,694	134,185
Units redeemed	(13,140)	(128,518)	(112,237)	(32,540)	(11,438)
Units outstanding at end of year	284,914	1,449,878	1,035,185	874,825	242,117

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	113

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Operations
Investment income (loss) —net	$(16,260)	$(5,848)	$3,627	$4,698	$7,114
Net realized gain (loss) on sales of investments	35,228	(2,234)	17,966	2,819	(1,079)
Distributions from capital gains	380,629	365,191	13,015	9,478	113
Net change in unrealized appreciation or depreciation of investments	(1,450,097)	(1,307,703)	(492,102)	(343,134)	(21,870)
Net increase (decrease) in net assets resulting from operations	(1,050,500)	(950,594)	(457,494)	(326,139)	(15,722)

Contract transactions
Contract purchase payments	139,159	174,216	53,683	37,598	61,819
Net transfers(1)	(119,939)	(74,912)	10,937	(6,183)	37,360
Transfers for policy loans	13,162	(30,765)	(232)	2,498	—
Policy charges	(209,007)	(120,158)	(44,099)	(18,062)	(10,840)
Contract terminations:
Surrender benefits	(208,592)	(142,409)	(94,537)	(18,066)	—
Death benefits	(15,707)	—	—	—	—
Increase (decrease) from transactions	(400,924)	(194,028)	(74,248)	(2,215)	88,339
Net assets at beginning of year	6,880,194	6,270,658	1,832,955	1,311,974	115,276
Net assets at end of year	$5,428,770	$5,126,036	$1,301,213	$983,620	$187,893

Accumulation unit activity
Units outstanding at beginning of year	1,133,757	2,636,116	643,817	682,139	97,109
Units purchased	29,488	89,500	32,085	27,201	91,330
Units redeemed	(101,436)	(179,865)	(70,578)	(27,235)	(10,078)
Units outstanding at end of year	1,061,809	2,545,751	605,324	682,105	178,361

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

114	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Operations
Investment income (loss) — net	$688	$41,841	$135	$16,149	$392
Net realized gain (loss) on sales of investments	(1,716)	(14,921)	(22)	1,155	(371)
Distributions from capital gains	37	159,203	52	7,391	1,989
Net change in unrealized appreciation or depreciation of investments	(3,325)	(896,597)	(240)	(47,937)	(2,714)
Net increase (decrease) in net assets resulting from operations	(4,316)	(710,474)	(75)	(23,242)	(704)

Contract transactions
Contract purchase payments	6,527	91,431	4,049	12,105	4,749
Net transfers(1)	(16,951)	(30,492)	3,768	36,204	(47)
Transfers for policy loans	(2,300)	(3,590)	—	128	—
Policy charges	(2,033)	(79,045)	(1,225)	(10,842)	(1,160)
Contract terminations:
Surrender benefits	—	(54,792)	—	(475)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(14,757)	(76,488)	6,592	37,120	3,542
Net assets at beginning of year	38,216	2,744,073	2,835	361,457	15,072
Net assets at end of year	$19,143	$1,957,111	$9,352	$375,335	$17,910

Accumulation unit activity
Units outstanding at beginning of year	26,864	939,698	2,152	253,571	11,921
Units purchased	4,955	72,080	6,536	60,549	4,334
Units redeemed	(16,610)	(91,624)	(1,010)	(30,308)	(998)
Units outstanding at end of year	15,209	920,154	7,678	283,812	15,257

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	115

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$23,858	$904	$13,301	$8,692	$1,174
Net realized gain (loss) on sales of investments	(6,265)	20	(43,728)	39,735	(95)
Distributions from capital gains	189,913	12,984	505,220	906,937	—
Net change in unrealized appreciation or depreciation of investments	(350,309)	(20,123)	(799,467)	(1,692,945)	(4,315)
Net increase (decrease) in net assets resulting from operations	(142,803)	(6,215)	(324,674)	(737,581)	(3,236)

Contract transactions
Contract purchase payments	69,007	37,301	79,498	170,109	1,613
Net transfers(1)	(37,912)	37,692	(149,194)	(195,032)	(2)
Transfers for policy loans	(6,947)	—	41,493	(17,719)	(8)
Policy charges	(33,463)	(8,120)	(71,107)	(163,863)	(358)
Contract terminations:
Surrender benefits	(36,245)	—	(53,907)	(138,821)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(45,560)	66,873	(153,217)	(345,326)	1,245
Net assets at beginning of year	1,850,041	47,490	3,092,100	6,992,695	44,108
Net assets at end of year	$1,661,678	$108,148	$2,614,209	$5,909,788	$42,117

Accumulation unit activity
Units outstanding at beginning of year	690,270	32,647	692,152	1,439,545	41,432
Units purchased	40,052	56,025	33,432	44,363	1,950
Units redeemed	(50,856)	(6,233)	(64,650)	(102,559)	(728)
Units outstanding at end of year	679,466	82,439	660,934	1,381,349	42,654

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

116	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Operations
Investment income (loss) — net	$(1,727)	$8,215	$(3,724)	$(3,785)	$1,552
Net realized gain (loss) on sales of investments	(5,900)	(7,338)	5,081	(54,902)	(18)
Distributions from capital gains	5,359	14,217	154,457	287,700	723
Net change in unrealized appreciation or depreciation of investments	(117,234)	(660,475)	(395,211)	(565,472)	(5,152)
Net increase (decrease) in net assets resulting from operations	(119,502)	(645,381)	(239,397)	(336,459)	(2,895)

Contract transactions
Contract purchase payments	14,568	76,882	8,815	27,200	5,250
Net transfers(1)	(4,708)	(53,546)	(2,145)	24	672
Transfers for policy loans	(974)	6,932	1,730	(110)	—
Policy charges	(14,203)	(61,678)	(22,824)	(14,506)	(1,901)
Contract terminations:
Surrender benefits	(1,477)	(99,521)	(21,515)	(455)	—
Death benefits	(9,013)	—	—	—	—
Increase (decrease) from transactions	(15,807)	(130,931)	(35,939)	12,153	4,021
Net assets at beginning of year	601,946	3,232,319	776,977	1,053,111	18,639
Net assets at end of year	$466,637	$2,456,007	$501,641	$728,805	$19,765

Accumulation unit activity
Units outstanding at beginning of year	114,245	631,750	194,247	305,588	14,305
Units purchased	3,372	17,647	3,721	10,344	5,003
Units redeemed	(6,598)	(55,270)	(14,761)	(6,955)	(1,597)
Units outstanding at end of year	111,019	594,127	183,207	308,977	17,711

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	117

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$19,394	$2,653	$6,514	$(4,502)	$15,675
Net realized gain (loss) on sales of investments	(3,980)	10,271	49,172	(2,421)	38,202
Distributions from capital gains	10,043	12,474	1,509,422	214,183	138,223
Net change in unrealized appreciation or depreciation of investments	(72,112)	(26,491)	(4,048,796)	(564,226)	(208,936)
Net increase (decrease) in net assets resulting from operations	(46,655)	(1,093)	(2,483,688)	(356,966)	(16,836)

Contract transactions
Contract purchase payments	8,349	7,970	302,372	33,252	18,516
Net transfers(1)	(16,083)	(37,071)	(64,524)	8,740	74,190
Transfers for policy loans	(12,569)	(590)	11,312	(1,305)	(6,759)
Policy charges	(2,002)	(6,413)	(406,410)	(18,544)	(17,188)
Contract terminations:
Surrender benefits	(219)	(4,033)	(357,912)	(124,680)	(121,593)
Death benefits	—	—	(2,839)	—	—
Increase (decrease) from transactions	(22,524)	(40,137)	(518,001)	(102,537)	(52,834)
Net assets at beginning of year	322,455	441,140	11,887,517	1,157,275	1,170,855
Net assets at end of year	$253,276	$399,910	$8,885,828	$697,772	$1,101,185

Accumulation unit activity
Units outstanding at beginning of year	218,539	134,548	2,247,588	646,889	473,428
Units purchased	21,823	2,116	69,849	32,686	49,535
Units redeemed	(38,569)	(12,857)	(184,207)	(111,509)	(78,993)
Units outstanding at end of year	201,793	123,807	2,133,230	568,066	443,970

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

118	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$9,322	$—	$(7,003)	$—	$(7,721)
Net realized gain (loss) on sales of investments	(4,649)	(2,385)	(27,185)	(103)	(34,302)
Distributions from capital gains	116,273	25,306	280,106	—	—
Net change in unrealized appreciation or depreciation of investments	(358,761)	(59,573)	(947,737)	(731)	(171,810)
Net increase (decrease) in net assets resulting from operations	(237,815)	(36,652)	(701,819)	(834)	(213,833)

Contract transactions
Contract purchase payments	35,052	85,279	93,202	11,326	59,917
Net transfers(1)	5,941	69,923	(101,958)	3,559	(13,499)
Transfers for policy loans	(2,662)	—	(9,732)	—	14,187
Policy charges	(22,386)	(13,059)	(31,663)	(2,280)	(44,448)
Contract terminations:
Surrender benefits	(33,679)	—	(58,237)	—	(40,972)
Death benefits	(7,586)	—	—	—	—
Increase (decrease) from transactions	(25,320)	142,143	(108,388)	12,605	(24,815)
Net assets at beginning of year	1,252,508	79,902	2,194,545	5,112	1,771,659
Net assets at end of year	$989,373	$185,393	$1,384,338	$16,883	$1,533,011

Accumulation unit activity
Units outstanding at beginning of year	520,535	46,965	549,737	4,828	1,155,435
Units purchased	20,152	123,390	43,896	15,615	58,096
Units redeemed	(39,526)	(10,656)	(73,875)	(2,435)	(73,350)
Units outstanding at end of year	501,161	159,699	519,758	18,008	1,140,181

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	119

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II(2)	Janus Henderson VIT Bal, Inst
Operations
Investment income (loss) — net	$905	$(1,712)	$(5,231)	$—	$6,731
Net realized gain (loss) on sales of investments	(446)	12,654	258	—	(172)
Distributions from capital gains	19,643	198,802	357,118	48	16,095
Net change in unrealized appreciation or depreciation of investments	(43,596)	(519,578)	(873,743)	(76)	(115,553)
Net increase (decrease) in net assets resulting from operations	(23,494)	(309,834)	(521,598)	(28)	(92,899)

Contract transactions
Contract purchase payments	43,486	64,280	60,279	125	69,423
Net transfers(1)	34,641	(17,248)	(42,920)	—	33,209
Transfers for policy loans	—	2,639	(10,881)	—	—
Policy charges	(7,640)	(30,286)	(28,638)	—	(14,012)
Contract terminations:
Surrender benefits	—	(54,808)	(17,729)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	70,487	(35,423)	(39,889)	125	88,620
Net assets at beginning of year	130,400	1,905,775	1,343,256	—	543,918
Net assets at end of year	$177,393	$1,560,518	$781,769	$97	$539,639

Accumulation unit activity
Units outstanding at beginning of year	82,456	508,370	185,085	—	354,538
Units purchased	56,392	33,699	56,331	—	76,868
Units redeemed	(5,575)	(51,699)	(34,168)	—	(10,648)
Units outstanding at end of year	133,273	490,370	207,248	—	420,758

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

120	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Operations
Investment income (loss) — net	$701	$(3,322)	$948	$161	$(10,283)
Net realized gain (loss) on sales of investments	34	12,021	(55)	(38)	27,709
Distributions from capital gains	1,832	131,389	717	133	356,777
Net change in unrealized appreciation or depreciation of investments	(13,725)	(284,537)	(2,536)	(1,423)	(1,404,604)
Net increase (decrease) in net assets resulting from operations	(11,158)	(144,449)	(926)	(1,167)	(1,030,401)

Contract transactions
Contract purchase payments	5,880	15,326	28,769	1,500	61,539
Net transfers(1)	19,405	(11,555)	5,759	—	(92,167)
Transfers for policy loans	(140)	(153)	—	—	(39,691)
Policy charges	(500)	(14,656)	(1,228)	(308)	(40,275)
Contract terminations:
Surrender benefits	—	(23,997)	(78)	—	(58,223)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	24,645	(35,035)	33,222	1,192	(168,817)
Net assets at beginning of year	61,349	889,547	3,817	8,121	2,811,117
Net assets at end of year	$74,836	$710,063	$36,113	$8,146	$1,611,899

Accumulation unit activity
Units outstanding at beginning of year	37,748	129,330	3,149	6,201	359,401
Units purchased	17,948	3,695	33,358	1,285	10,031
Units redeemed	(454)	(10,311)	(1,176)	(262)	(43,778)
Units outstanding at end of year	55,242	122,714	35,331	7,224	325,654

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	121

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$19,530	$55	$(3,008)	$6	$(111)
Net realized gain (loss) on sales of investments	11,260	(15)	3,382	(61)	(887)
Distributions from capital gains	—	1,002	100,014	150	1,247
Net change in unrealized appreciation or depreciation of investments	(220,842)	(4,148)	(309,908)	(478)	(5,593)
Net increase (decrease) in net assets resulting from operations	(190,052)	(3,106)	(209,520)	(383)	(5,344)

Contract transactions
Contract purchase payments	68,156	1,128	23,425	2,036	442
Net transfers(1)	(53,742)	29,081	(4,750)	71	(7,574)
Transfers for policy loans	18,663	—	(4,921)	—	9
Policy charges	(57,813)	(295)	(13,334)	(1,049)	(797)
Contract terminations:
Surrender benefits	(64,628)	(250)	(33,762)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(89,364)	29,664	(33,342)	1,058	(7,920)
Net assets at beginning of year	2,015,111	4,464	697,247	1,716	29,631
Net assets at end of year	$1,735,695	$31,022	$454,385	$2,391	$16,367

Accumulation unit activity
Units outstanding at beginning of year	814,236	2,195	142,605	1,312	19,862
Units purchased	40,205	21,246	16,392	1,943	462
Units redeemed	(80,591)	(199)	(29,450)	(994)	(7,210)
Units outstanding at end of year	773,850	23,242	129,547	2,261	13,114

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

122	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I
Operations
Investment income (loss) — net	$(16,552)	$(9,994)	$948	$19,567	$—
Net realized gain (loss) on sales of investments	26,865	(70,877)	(1)	19,899	(16,175)
Distributions from capital gains	395,775	715,690	1,503	43,890	47,859
Net change in unrealized appreciation or depreciation of investments	(1,101,837)	(1,458,271)	(2,177)	(83,268)	(131,322)
Net increase (decrease) in net assets resulting from operations	(695,749)	(823,452)	273	88	(99,638)

Contract transactions
Contract purchase payments	59,308	56,640	12,021	56,690	88,014
Net transfers(1)	(96,206)	16,628	8,937	7,232	73,133
Transfers for policy loans	(59,945)	(8,501)	—	7,145	—
Policy charges	(73,371)	(50,350)	(2,050)	(50,563)	(13,626)
Contract terminations:
Surrender benefits	(85,334)	(98,049)	—	(53,002)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(255,548)	(83,632)	18,908	(32,498)	147,521
Net assets at beginning of year	3,574,486	2,729,441	32,127	1,162,702	79,267
Net assets at end of year	$2,623,189	$1,822,357	$51,308	$1,130,292	$127,150

Accumulation unit activity
Units outstanding at beginning of year	1,293,229	472,878	23,163	328,419	31,098
Units purchased	25,472	15,617	15,047	28,615	114,339
Units redeemed	(135,021)	(40,358)	(1,495)	(33,200)	(10,753)
Units outstanding at end of year	1,183,680	448,137	36,715	323,834	134,684

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	123

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(4,098)	$13,477	$47	$46	$(69)
Net realized gain (loss) on sales of investments	(235,676)	(3,527)	(11)	(44)	(71)
Distributions from capital gains	356,418	13,444	1,002	3,493	5,047
Net change in unrealized appreciation or depreciation of investments	(1,052,231)	(130,148)	(2,366)	(9,969)	(8,551)
Net increase (decrease) in net assets resulting from operations	(935,587)	(106,754)	(1,328)	(6,474)	(3,644)

Contract transactions
Contract purchase payments	80,384	13,147	8,517	1,380	2,223
Net transfers(1)	(56,908)	9,243	3,015	17,236	(292)
Transfers for policy loans	(29,863)	(4,949)	—	—	—
Policy charges	(26,962)	(9,073)	(761)	(1,073)	(1,299)
Contract terminations:
Surrender benefits	(21,432)	(1,621)	(154)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(54,781)	6,747	10,617	17,543	632
Net assets at beginning of year	1,519,139	399,841	4,605	23,902	31,323
Net assets at end of year	$528,771	$299,834	$13,894	$34,971	$28,311

Accumulation unit activity
Units outstanding at beginning of year	183,414	217,340	2,667	7,113	23,115
Units purchased	22,039	12,573	8,108	6,056	1,763
Units redeemed	(42,416)	(9,916)	(536)	(377)	(1,306)
Units outstanding at end of year	163,037	219,997	10,239	12,792	23,572

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

124	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Operations
Investment income (loss) — net	$48,155	$540	$108	$7,454	$1,620
Net realized gain (loss) on sales of investments	(13,468)	(353)	(81)	(3,274)	(347)
Distributions from capital gains	56,621	450	1,011	—	—
Net change in unrealized appreciation or depreciation of investments	(188,588)	(1,356)	(2,266)	(67,035)	(8,407)
Net increase (decrease) in net assets resulting from operations	(97,280)	(719)	(1,228)	(62,855)	(7,134)

Contract transactions
Contract purchase payments	31,879	6,534	48	1,975	37,756
Net transfers(1)	(43,290)	—	—	20,753	1,123
Transfers for policy loans	(1,723)	—	—	(7)	—
Policy charges	(22,075)	(2,735)	(355)	(4,180)	(5,760)
Contract terminations:
Surrender benefits	(76,023)	—	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(111,232)	3,799	(307)	18,541	33,119
Net assets at beginning of year	819,579	5,537	6,735	426,192	40,663
Net assets at end of year	$611,067	$8,617	$5,200	$381,878	$66,648

Accumulation unit activity
Units outstanding at beginning of year	384,272	4,124	4,051	349,024	35,397
Units purchased	18,819	5,366	35	23,740	37,798
Units redeemed	(77,984)	(2,225)	(253)	(5,683)	(5,600)
Units outstanding at end of year	325,107	7,265	3,833	367,081	67,595

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	125

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Global Hlth Care, Cl IA(2)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$—	$(1,618)	$13,443	$1,453	$(2,316)
Net realized gain (loss) on sales of investments	5	2,310	(13,173)	(280)	127,704
Distributions from capital gains	—	118,885	585	15,337	1,712,527
Net change in unrealized appreciation or depreciation of investments	946	(195,439)	(40,570)	(41,668)	(5,204,644)
Net increase (decrease) in net assets resulting from operations	951	(75,862)	(39,715)	(25,158)	(3,366,729)

Contract transactions
Contract purchase payments	11,978	39,398	11,415	3,521	236,312
Net transfers(1)	600	(7,331)	(35,877)	429	(72,888)
Transfers for policy loans	—	(10,953)	(252)	(374)	(39,413)
Policy charges	(114)	(26,062)	(14,742)	(3,164)	(364,726)
Contract terminations:
Surrender benefits	—	(8,663)	(14,262)	(1,758)	(443,497)
Death benefits	—	—	—	—	(1,723)
Increase (decrease) from transactions	12,464	(13,611)	(53,718)	(1,346)	(685,935)
Net assets at beginning of year	—	1,438,918	327,901	166,769	14,622,728
Net assets at end of year	$13,415	$1,349,445	$234,468	$140,265	$10,570,064

Accumulation unit activity
Units outstanding at beginning of year	—	297,874	108,147	73,282	2,067,035
Units purchased	13,123	44,543	4,180	2,332	41,097
Units redeemed	(113)	(18,930)	(23,991)	(2,824)	(157,875)
Units outstanding at end of year	13,010	323,487	88,336	72,790	1,950,257

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

126	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value
Operations
Investment income (loss) — net	$99	$(12,929)	$—	$(789)	$17,373
Net realized gain (loss) on sales of investments	469	13,462	—	(4,286)	50,874
Distributions from capital gains	15,987	567,112	—	—	—
Net change in unrealized appreciation or depreciation of investments	(46,724)	(1,113,987)	(1,036)	(4,875)	232,579
Net increase (decrease) in net assets resulting from operations	(30,169)	(546,342)	(1,036)	(9,950)	300,826

Contract transactions
Contract purchase payments	2,020	95,119	4,338	11,891	78,894
Net transfers(1)	(2,294)	(36,085)	—	(4,290)	45,584
Transfers for policy loans	(98)	(2,293)	—	275	10,642
Policy charges	(2,422)	(82,471)	(1,264)	(4,618)	(75,066)
Contract terminations:
Surrender benefits	—	(107,538)	—	(3,649)	(133,572)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(2,794)	(133,268)	3,074	(391)	(73,518)
Net assets at beginning of year	131,448	2,399,174	20,309	186,822	1,981,155
Net assets at end of year	$98,485	$1,719,564	$22,347	$176,481	$2,208,463

Accumulation unit activity
Units outstanding at beginning of year	23,942	479,589	22,626	206,020	721,009
Units purchased	400	23,501	5,020	13,933	74,305
Units redeemed	(1,068)	(56,123)	(1,482)	(15,060)	(94,279)
Units outstanding at end of year	23,274	446,967	26,164	204,893	701,035

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	127

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 1
Operations
Investment income (loss) — net	$(521)	$—	$(56,782)	$(109,758)	$—
Net realized gain (loss) on sales of investments	(913)	1,968	738,203	471,588	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(18,777)	(95,339)	(5,419,334)	(5,264,696)	(3)
Net increase (decrease) in net assets resulting from operations	(20,211)	(93,371)	(4,737,913)	(4,902,866)	(3)

Contract transactions
Contract purchase payments	5,666	273,422	855,144	1,269,244	—
Net transfers(1)	11,514	169,144	271,386	(308,031)	—
Transfers for policy loans	(12,178)	—	(105,470)	37,080	—
Policy charges	(1,947)	(68,728)	(411,071)	(419,053)	—
Contract terminations:
Surrender benefits	(144)	—	(256,029)	(814,514)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	2,911	373,838	353,960	(235,274)	—
Net assets at beginning of year	144,570	400,254	25,282,740	26,364,766	24
Net assets at end of year	$127,270	$680,721	$20,898,787	$21,226,626	$21

Accumulation unit activity
Units outstanding at beginning of year	110,005	269,416	10,581,476	10,513,174	—
Units purchased	16,308	343,645	819,977	588,476	—
Units redeemed	(13,833)	(54,344)	(654,172)	(742,253)	—
Units outstanding at end of year	112,480	558,717	10,747,281	10,359,397	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

128	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 1
Operations
Investment income (loss) — net	$(3,021)	$(3,255)	$—	$(741)	$—
Net realized gain (loss) on sales of investments	15,838	15,623	—	(1,477)	(139)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(116,245)	(103,459)	(4)	(20,769)	(10,142)
Net increase (decrease) in net assets resulting from operations	(103,428)	(91,091)	(4)	(22,987)	(10,281)

Contract transactions
Contract purchase payments	49,208	32,328	—	—	—
Net transfers(1)	61,748	(41,593)	—	—	1,206
Transfers for policy loans	(32,371)	624	—	—	—
Policy charges	(37,741)	(42,850)	—	(2,544)	(1,004)
Contract terminations:
Surrender benefits	(20,202)	—	—	(26,905)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	20,642	(51,491)	—	(29,449)	202
Net assets at beginning of year	633,215	595,713	24	142,734	60,497
Net assets at end of year	$550,429	$453,131	$20	$90,298	$50,418

Accumulation unit activity
Units outstanding at beginning of year	416,554	383,645	—	110,766	48,032
Units purchased	141,199	66,323	—	—	1,045
Units redeemed	(121,747)	(106,323)	—	(26,517)	(918)
Units outstanding at end of year	436,006	343,645	—	84,249	48,159

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	129

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(830)	$—	$(6,116)	$—	$(5,989)
Net realized gain (loss) on sales of investments	98	(1,817)	2,173	(1,597)	21,939
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(29,840)	(87,722)	(468,723)	(16,482)	(403,350)
Net increase (decrease) in net assets resulting from operations	(30,572)	(89,539)	(472,666)	(18,079)	(387,400)

Contract transactions
Contract purchase payments	1,119	137,182	49,231	44,484	63,991
Net transfers(1)	(4,113)	39,122	75,851	55,314	(90,416)
Transfers for policy loans	(627)	—	(511)	—	(3,279)
Policy charges	(7,078)	(46,792)	(22,299)	(27,563)	(71,036)
Contract terminations:
Surrender benefits	—	—	—	—	(54,789)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(10,699)	129,512	102,272	72,235	(155,529)
Net assets at beginning of year	175,185	428,279	2,346,144	66,797	2,147,105
Net assets at end of year	$133,914	$468,252	$1,975,750	$120,953	$1,604,176

Accumulation unit activity
Units outstanding at beginning of year	127,474	311,895	1,487,100	50,678	1,436,041
Units purchased	930	150,334	88,482	85,616	61,349
Units redeemed	(10,022)	(40,085)	(17,560)	(24,469)	(181,911)
Units outstanding at end of year	118,382	422,144	1,558,022	111,825	1,315,479

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

130	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$—	$(133,216)	$(172,983)	$—	$(152,704)
Net realized gain (loss) on sales of investments	(11,804)	679,503	662,631	(13,062)	874,101
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(287,907)	(5,741,201)	(7,151,742)	(710,759)	(8,730,547)
Net increase (decrease) in net assets resulting from operations	(299,711)	(5,194,914)	(6,662,094)	(723,821)	(8,009,150)

Contract transactions
Contract purchase payments	278,705	1,199,720	1,556,077	1,808,288	2,122,805
Net transfers(1)	537,771	33,684	(441,318)	769,446	(27,750)
Transfers for policy loans	—	75,128	158,174	(62)	938,875
Policy charges	(97,137)	(989,249)	(1,420,382)	(274,024)	(1,071,557)
Contract terminations:
Surrender benefits	—	(890,869)	(933,256)	—	(678,631)
Death benefits	—	(125,978)	(36,735)	—	(97,970)
Increase (decrease) from transactions	719,339	(697,564)	(1,117,440)	2,303,648	1,185,772
Net assets at beginning of year	1,601,625	30,374,487	39,216,880	3,643,652	44,692,831
Net assets at end of year	$2,021,253	$24,482,009	$31,437,346	$5,223,479	$37,869,453

Accumulation unit activity
Units outstanding at beginning of year	1,185,491	15,164,209	19,360,326	2,573,072	20,137,966
Units purchased	687,158	1,416,874	968,416	2,117,771	2,673,510
Units redeemed	(82,658)	(1,910,134)	(1,595,985)	(226,368)	(1,951,036)
Units outstanding at end of year	1,789,991	14,670,949	18,732,757	4,464,475	20,860,440

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	131

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 1
Operations
Investment income (loss) — net	$(274,527)	$—	$(11,685)	$(14,008)	$128
Net realized gain (loss) on sales of investments	1,207,874	164	24,177	50,184	(50)
Distributions from capital gains	—	—	—	—	56
Net change in unrealized appreciation or depreciation of investments	(12,913,348)	(60,747)	(431,482)	(565,601)	(1,070)
Net increase (decrease) in net assets resulting from operations	(11,980,001)	(60,583)	(418,990)	(529,425)	(936)

Contract transactions
Contract purchase payments	2,081,450	—	112,873	140,102	2,276
Net transfers(1)	(365,584)	—	(219)	130,743	4,433
Transfers for policy loans	(124,962)	—	18,687	2,310	—
Policy charges	(1,304,301)	(8,305)	(171,430)	(154,359)	(601)
Contract terminations:
Surrender benefits	(2,526,002)	—	(109,022)	(90,251)	(83)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(2,239,399)	(8,305)	(149,111)	28,545	6,025
Net assets at beginning of year	67,643,323	382,828	2,569,622	3,212,941	5,492
Net assets at end of year	$53,423,923	$313,940	$2,001,521	$2,712,061	$10,581

Accumulation unit activity
Units outstanding at beginning of year	29,528,484	299,444	1,425,217	1,831,635	4,708
Units purchased	1,093,833	—	98,092	183,213	6,504
Units redeemed	(2,210,603)	(7,358)	(199,718)	(160,913)	(584)
Units outstanding at end of year	28,411,714	292,086	1,323,591	1,853,935	10,628

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

132	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1
Operations
Investment income (loss) — net	$50	$—	$—	$(2,059)	$636
Net realized gain (loss) on sales of investments	(46)	—	—	41,258	(327)
Distributions from capital gains	26	—	—	—	8,431
Net change in unrealized appreciation or depreciation of investments	(558)	(181)	(192)	(125,735)	(16,943)
Net increase (decrease) in net assets resulting from operations	(528)	(181)	(192)	(86,536)	(8,203)

Contract transactions
Contract purchase payments	600	1,319	124	11,228	29,145
Net transfers(1)	283	—	—	(15,476)	17,587
Transfers for policy loans	—	—	—	(5,375)	—
Policy charges	(440)	(633)	—	(5,869)	(3,302)
Contract terminations:
Surrender benefits	—	—	—	(56,000)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	443	686	124	(71,492)	43,430
Net assets at beginning of year	3,917	937	1,077	528,160	18,585
Net assets at end of year	$3,832	$1,442	$1,009	$370,132	$53,812

Accumulation unit activity
Units outstanding at beginning of year	3,046	524	320	130,240	13,559
Units purchased	807	903	45	3,580	38,180
Units redeemed	(393)	(430)	—	(31,591)	(2,964)
Units outstanding at end of year	3,460	997	365	102,229	48,775

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	133

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2
Operations
Investment income (loss) — net	$573	$—	$—	$247	$1,692
Net realized gain (loss) on sales of investments	(1,418)	2,158	(4,788)	(79)	(2,349)
Distributions from capital gains	5,724	5,134	12,283	—	—
Net change in unrealized appreciation or depreciation of investments	(12,674)	(37,605)	(79,590)	(625)	(9,590)
Net increase (decrease) in net assets resulting from operations	(7,795)	(30,313)	(72,095)	(457)	(10,247)

Contract transactions
Contract purchase payments	2,492	42,477	17,440	11,596	3,437
Net transfers(1)	(4,173)	(8,097)	(23,962)	1,917	(23,161)
Transfers for policy loans	(1,461)	—	(1,160)	—	(2,407)
Policy charges	(1,664)	(4,999)	(7,337)	(2,196)	(1,528)
Contract terminations:
Surrender benefits	—	—	(402)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(4,806)	29,381	(15,421)	11,317	(23,659)
Net assets at beginning of year	40,011	122,355	268,034	10,248	89,961
Net assets at end of year	$27,410	$121,423	$180,518	$21,108	$56,055

Accumulation unit activity
Units outstanding at beginning of year	23,312	78,714	134,375	9,090	62,150
Units purchased	1,773	38,074	11,535	14,291	2,652
Units redeemed	(5,213)	(10,229)	(22,153)	(2,233)	(20,917)
Units outstanding at end of year	19,872	106,559	123,757	21,148	43,885

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

134	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$—	$—	$—	$—	$(3,357)
Net realized gain (loss) on sales of investments	(189)	708	(32)	12	21,930
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,468)	(10,289)	(868)	(848)	(124,921)
Net increase (decrease) in net assets resulting from operations	(3,657)	(9,581)	(900)	(836)	(106,348)

Contract transactions
Contract purchase payments	4,303	1,960	1,339	557	24,963
Net transfers(1)	36,543	(1,528)	6,712	—	(43,914)
Transfers for policy loans	—	—	—	—	(1,689)
Policy charges	(1,384)	(688)	(161)	(239)	(17,964)
Contract terminations:
Surrender benefits	—	—	(143)	—	(35,192)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	39,462	(256)	7,747	318	(73,796)
Net assets at beginning of year	6,828	33,766	1,428	6,314	785,325
Net assets at end of year	$42,633	$23,929	$8,275	$5,796	$605,181

Accumulation unit activity
Units outstanding at beginning of year	4,427	12,078	961	2,767	210,015
Units purchased	35,682	909	6,415	275	7,671
Units redeemed	(1,190)	(909)	(137)	(117)	(31,037)
Units outstanding at end of year	38,919	12,078	7,239	2,925	186,649

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	135

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn	Wanger Intl
Operations
Investment income (loss) — net	$—	$—	$—	$(28,960)	$16,940
Net realized gain (loss) on sales of investments	(1)	(343)	—	(184,097)	(103,681)
Distributions from capital gains	—	—	—	1,909,424	768,223
Net change in unrealized appreciation or depreciation of investments	(253)	(10,219)	(1,160)	(4,220,878)	(2,713,043)
Net increase (decrease) in net assets resulting from operations	(254)	(10,562)	(1,160)	(2,524,511)	(2,031,561)

Contract transactions
Contract purchase payments	1,601	36,044	748	170,578	177,536
Net transfers(1)	1,479	53,440	—	39,344	29,430
Transfers for policy loans	—	—	—	6,276	53,631
Policy charges	(162)	(11,328)	(519)	(149,794)	(119,836)
Contract terminations:
Surrender benefits	—	—	—	(102,467)	(77,053)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	2,918	78,156	229	(36,063)	63,708
Net assets at beginning of year	918	20,212	6,667	7,459,923	5,916,236
Net assets at end of year	$3,582	$87,806	$5,736	$4,899,349	$3,948,383

Accumulation unit activity
Units outstanding at beginning of year	710	14,814	5,081	1,293,174	1,667,326
Units purchased	2,827	73,932	663	63,571	139,609
Units redeemed	(147)	(9,746)	(455)	(61,321)	(99,763)
Units outstanding at end of year	3,390	79,000	5,289	1,295,424	1,707,172

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

136	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$1,133	$530
Net realized gain (loss) on sales of investments	(128)	(345)
Distributions from capital gains	—	—
Net change in unrealized appreciation or depreciation of investments	(2,260)	(1,680)
Net increase (decrease) in net assets resulting from operations	(1,255)	(1,495)

Contract transactions
Contract purchase payments	6,225	1,077
Net transfers(1)	5,950	—
Transfers for policy loans	—	(1,122)
Policy charges	(1,897)	(632)
Contract terminations:
Surrender benefits	—	—
Death benefits	—	—
Increase (decrease) from transactions	10,278	(677)
Net assets at beginning of year	7,541	10,300
Net assets at end of year	$16,564	$8,128

Accumulation unit activity
Units outstanding at beginning of year	6,419	7,336
Units purchased	11,742	862
Units redeemed	(1,820)	(1,477)
Units outstanding at end of year	16,341	6,721

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	137

Notes to Financial Statements

1. ORGANIZATION

RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life of NY. The following is a list of each variable life insurance product funded through the Account.

RiverSource Succession Select® Variable Life Insurance (Succession Select)*

RiverSource® Variable Second-To-Die Life Insurance (V2D)*

RiverSource® Variable Universal Life Insurance (VUL)*

RiverSource® Variable Universal Life Insurance III (VUL III)*

RiverSource® Variable Universal Life IV (VUL IV)*

RiverSource® Variable Universal Life IV – Estate Series (VUL IV – ES)*

RiverSource® Variable Universal Life 5 (VUL 5)*

RiverSource® Variable Universal Life 5 – Estate Series (VUL 5 – ES)*

RiverSource® Variable Universal Life 6 Insurance (VUL 6)

RiverSource® Survivorship Variable Universal Life Insurance (SVUL)

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2023, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl A	AB VPS Large Cap Growth Portfolio (Class A)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B) (previously AB VPS Growth and Income Portfolio (Class B))
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Intl Eq, Cl 2	Allspring VT International Equity Fund – Class 2(1)
Allspg VT Opp, Cl 1	Allspring VT Opportunity Fund – Class 1
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 1	Allspring VT Small Cap Growth Fund – Class 1
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class I	ALPS/Alerian Energy Infrastructure Portfolio: Class I
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I(2)
AC VP Intl, Cl II	American Century VP International, Class II(3)
AC VP Val, Cl I	American Century VP Value, Class I(4)
AC VP Val, Cl II	American Century VP Value, Class II(5)
BlackRock Global Alloc, Cl I	BlackRock Global Allocation V.I. Fund (Class I)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP EAFE Intl Index, Cl F	Calvert VP EAFE International Index Portfolio – Class F(6) (renamed to CVT EAFE International Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calvert VP EAFE Intl Index, Cl I	Calvert VP EAFE International Index Portfolio – Class I(6) (renamed to CVT EAFE International Index Portfolio – Class I effective sometime during the second quarter of 2024)

138	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Division	Fund
Calvert VP Nasdaq 100 Index, Cl F	Calvert VP Nasdaq 100 Index Portfolio – Class F(6) (renamed to CVT Nasdaq 100 Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calvert VP Nasdaq 100 Index, Cl I	Calvert VP Nasdaq 100 Index Portfolio – Class I(6) (renamed to CVT Nasdaq 100 Index Portfolio – Class I effective sometime during the second quarter of 2024)
Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP Russell 2000® Small Cap Index Portfolio – Class F(6) (renamed to CVT Russell 2000® Small Cap Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calv VP Russ 2000 Sm Cap Ind, Cl I	Calvert VP Russell 2000® Small Cap Index Portfolio – Class I(6) (renamed to CVT Russell 2000® Small Cap Index Portfolio – Class I effective sometime during the second quarter of 2024)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 1	Columbia Variable Portfolio – Balanced Fund (Class 1)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 1	Columbia Variable Portfolio – Commodity Strategy Fund (Class 1)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 1	Columbia Variable Portfolio – Contrarian Core Fund (Class 1)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 1	Columbia Variable Portfolio – Disciplined Core Fund (Class 1)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 1	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 1)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 1	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 1)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 1	Columbia Variable Portfolio – Emerging Markets Fund (Class 1)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 1	Columbia Variable Portfolio – Government Money Market Fund (Class 1)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 1	Columbia Variable Portfolio – High Yield Bond Fund (Class 1)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 1	Columbia Variable Portfolio – Intermediate Bond Fund (Class 1)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 1	Columbia Variable Portfolio – Large Cap Index Fund (Class 1)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 1	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 1)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 1	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 1)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 1	Columbia Variable Portfolio – Overseas Core Fund (Class 1)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 1	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 1)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 1	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 1)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	139

Division	Fund
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 1	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 1)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 1	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 1)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sel Gbl Tech, Cl 1	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 1)(6)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)(6)
Col VP Strategic Inc, Cl 1	Columbia Variable Portfolio – Strategic Income Fund (Class 1)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1
CTIVP AC Div Bond, Cl 1	CTIVP® – American Century Diversified Bond Fund (Class 1)
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 1	CTIVP® –CenterSquare Real Estate Fund (Class 1)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® –CenterSquare Real Estate Fund (Class 2)
CTIVP MFS Val, Cl 1	CTIVP® – MFS® Value Fund (Class 1)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2)
CTIVP MS Adv, Cl 1	CTIVP® – Morgan Stanley Advantage Fund (Class 1) (renamed to CTIVP® – Westfield Select Large Cap Growth Fund (Class 1) effective sometime during the second quarter of 2024)
CTIVP MS Adv, Cl 2	CTIVP® – Morgan Stanley Advantage Fund (Class 2) (renamed to CTIVP® – Westfield Select Large Cap Growth Fund (Class 2) effective sometime during the second quarter of 2024)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1)
CTIVP Prin Blue Chip Gro, Cl 2	CTIVP® – Principal Blue Chip Growth Fund (Class 2)
CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 1)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 1	CTIVP® – TCW Core Plus Bond Fund (Class 1)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP® – Victory Sycamore Established Value Fund (Class 1)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP® – Westfield Mid Cap Growth Fund (Class 1)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
Del Ivy VIP Asset Strategy, Cl II	Delaware Ivy VIP Asset Strategy, Class II (renamed to Macquarie VIP Asset Strategy Series – Service Class effective sometime during the second quarter of 2024)
DWS Alt Asset Alloc VIP, Cl A	DWS Alternative Asset Allocation VIP, Class A
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Init Cl	Fidelity® VIP ContrafundSM Portfolio Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Init Cl	Fidelity® VIP Mid Cap Portfolio Initial Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Init Cl	Fidelity® VIP Strategic Income Portfolio Initial Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 1	Franklin Income VIP Fund – Class 1
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 1	Franklin Mutual Shares VIP Fund – Class 1
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2

140	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Division	Fund
Frank Sm Cap Val, Cl 1	Franklin Small Cap Value VIP Fund – Class 1
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser I	Invesco V.I. Balanced-Risk Allocation Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Global, Ser I	Invesco V.I. Global Fund, Series I Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser I	Invesco V.I. Global Strategic Income Fund, Series I Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Mn St Sm Cap, Ser I	Invesco V.I. Main Street Small Cap Fund®, Series I Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares(6)
Janus Henderson VIT Bal, Inst	Janus Henderson VIT Balanced Portfolio: Institutional Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flexible Bond Portfolio: Institutional Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Inst	Janus Henderson VIT Research Portfolio: Institutional Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Inv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Investor Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl I	Morgan Stanley VIF Discovery Portfolio, Class I Shares
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Sus Eq, Cl I	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)(7)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT All Asset, Inst Cl	PIMCO VIT All Asset Portfolio, Institutional Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
PIMCO VIT Tot Return, Inst Cl	PIMCO VIT Total Return Portfolio, Institutional Class
Put VT Global Hlth Care, Cl IA	Putnam VT Global Health Care Fund – Class IA Shares(6)
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 1	Templeton Global Bond VIP Fund – Class 1
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	141

Division	Fund
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 1	Variable Portfolio – Aggressive Portfolio (Class 1)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 1	Variable Portfolio – Conservative Portfolio (Class 1)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Vol Conserv, Cl 1	Variable Portfolio – Managed Volatility Conservative Fund (Class 1)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 1	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 1)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 1	Variable Portfolio – Managed Volatility Growth Fund (Class 1)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 1	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 1)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 1	Variable Portfolio – Moderate Portfolio (Class 1)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 1	Variable Portfolio – Moderately Aggressive Portfolio (Class 1)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 1	Variable Portfolio – Moderately Conservative Portfolio (Class 1)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 1	Variable Portfolio – Partners Core Bond Fund (Class 1)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 1	Variable Portfolio – Partners Core Equity Fund (Class 1)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 1	Variable Portfolio – Partners International Core Equity Fund (Class 1)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 1	Variable Portfolio – Partners International Growth Fund (Class 1)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 1	Variable Portfolio – Partners International Value Fund (Class 1)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 1	Variable Portfolio – Partners Small Cap Growth Fund (Class 1)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 1	Variable Portfolio – Partners Small Cap Value Fund (Class 1)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 1	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 1)
VP US Flex Gro, Cl 1	Variable Portfolio – U.S. Flexible Growth Fund (Class 1)
VP US Flex Mod Gro, Cl 1	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 1)
Wanger Acorn	Wanger Acorn
Wanger Intl	Wanger International
WA Var Global Hi Yd Bond, Cl I	Western Asset Variable Global High Yield Bond Portfolio – Class I
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Allspring VT International Equity Fund – Class 2 is scheduled to liquidate sometime during the second quarter of 2024.
(2)	American Century VP International, Class I is scheduled to reorganize into LVIP American Century International Fund, Standard Class II sometime during the second quarter of 2024.
(3)	American Century VP International, Class II is scheduled to reorganize into LVIP American Century International Fund, Service Class sometime during the second quarter of 2024.
(4)	American Century VP Value, Class I is scheduled to reorganize into LVIP American Century Value Fund, Standard Class II sometime during the second quarter of 2024.
(5)	American Century VP Value, Class II is scheduled to reorganize into LVIP American Century Value Fund, Service Class sometime during the second quarter of 2024.
(6)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.
(7)	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) is scheduled to liquidate sometime during the second quarter of 2024.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the variable life insurance policies.

142	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2023.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	143

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
Succession Select	0.45% or 0.90% (depending on the policy selected)
V2D	0.90%
VUL	0.90%
VUL III	0.45% or 0.90% (depending on the policy selected)
VUL IV	0.30%, 0.45% or 0.90% (depending on the policy selected)
VUL IV – ES	0.20%, 0.30% or 0.90% (depending on the policy selected)
VUL 5	0.00%
VUL 5 – ES	0.00%
VUL 6	0.00%
SVUL	0.00%

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge a death benefit guarantee charge or a no lapse guarantee charge.

5. SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the issuance of the policy. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

144	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2023 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$3
AB VPS Intl Val, Cl B	254,015
AB VPS Lg Cap Gro, Cl A	127,587
AB VPS Lg Cap Gro, Cl B	744,322
AB VPS Relative Val, Cl B	386,301
Allspg VT Index Asset Alloc, Cl 2	54,039
Allspg VT Intl Eq, Cl 2	92,239
Allspg VT Opp, Cl 1	8,747
Allspg VT Opp, Cl 2	150,381
Allspg VT Sm Cap Gro, Cl 1	117,041
Allspg VT Sm Cap Gro, Cl 2	157,970
ALPS Alerian Engy Infr, Class I	25,455
ALPS Alerian Engy Infr, Class III	78,357
AC VP Intl, Cl I	26,671
AC VP Intl, Cl II	81,799
AC VP Val, Cl I	524,459
AC VP Val, Cl II	438,532
BlackRock Global Alloc, Cl I	92,966
BlackRock Global Alloc, Cl III	151,622
Calvert VP EAFE Intl Index, Cl F	1,485
Calvert VP EAFE Intl Index, Cl I	59,158
Calvert VP Nasdaq 100 Index, Cl F	16,615
Calvert VP Nasdaq 100 Index, Cl I	95,395
Calv VP Russ 2000 Sm Cap Ind, Cl F	3
Calv VP Russ 2000 Sm Cap Ind, Cl I	20,298
Calvert VP SRI Bal, Cl I	185,913
Col VP Bal, Cl 1	264,210
Col VP Bal, Cl 3	323,049
Col VP Commodity Strategy, Cl 1	40,363
Col VP Commodity Strategy, Cl 2	11,212
Col VP Contrarian Core, Cl 1	92,204
Col VP Contrarian Core, Cl 2	38,722
Col VP Disciplined Core, Cl 1	42,114
Col VP Disciplined Core, Cl 2	49,794
Col VP Disciplined Core, Cl 3	459,807
Col VP Divd Opp, Cl 1	73,529
Col VP Divd Opp, Cl 2	102,462
Col VP Divd Opp, Cl 3	483,336
Col VP Emerg Mkts Bond, Cl 1	9,500
Col VP Emerg Mkts Bond, Cl 2	1,474
Col VP Emer Mkts, Cl 1	34,756
Col VP Emer Mkts, Cl 2	32,965
Col VP Emer Mkts, Cl 3	134,360
Col VP Global Strategic Inc, Cl 2	6,947
Col VP Global Strategic Inc, Cl 3	129,150
Col VP Govt Money Mkt, Cl 1	742,118
Col VP Govt Money Mkt, Cl 2	147,596
Col VP Govt Money Mkt, Cl 3	550,742
Col VP Hi Yield Bond, Cl 1	53,438
Col VP Hi Yield Bond, Cl 2	36,247
Col VP Hi Yield Bond, Cl 3	295,515
Col VP Inc Opp, Cl 1	3,357
Col VP Inc Opp, Cl 2	35,267
Col VP Inc Opp, Cl 3	164,578
Col VP Inter Bond, Cl 1	36,054
Col VP Inter Bond, Cl 2	23,408
Col VP Inter Bond, Cl 3	476,531

Division	Purchases
Col VP Lg Cap Gro, Cl 1	$584,279
Col VP Lg Cap Gro, Cl 2	41,838
Col VP Lg Cap Gro, Cl 3	197,211
Col VP Lg Cap Index, Cl 1	2,090,336
Col VP Lg Cap Index, Cl 3	931,384
Col VP Limited Duration Cr, Cl 1	11,745
Col VP Limited Duration Cr, Cl 2	319,258
Col VP Long Govt/Cr Bond, Cl 1	1,916
Col VP Long Govt/Cr Bond, Cl 2	459
Col VP Overseas Core, Cl 1	44,770
Col VP Overseas Core, Cl 2	27,973
Col VP Overseas Core, Cl 3	210,850
Col VP Select Lg Cap Val, Cl 1	284,247
Col VP Select Lg Cap Val, Cl 2	34,210
Col VP Select Lg Cap Val, Cl 3	61,374
Col VP Select Mid Cap Gro, Cl 1	59,444
Col VP Select Mid Cap Gro, Cl 2	8,898
Col VP Select Mid Cap Gro, Cl 3	135,324
Col VP Select Mid Cap Val, Cl 1	69,077
Col VP Select Mid Cap Val, Cl 2	16,719
Col VP Select Mid Cap Val, Cl 3	121,546
Col VP Select Sm Cap Val, Cl 1	36,361
Col VP Select Sm Cap Val, Cl 2	15,782
Col VP Select Sm Cap Val, Cl 3	125,780
Col VP Sel Gbl Tech, Cl 1	99,920
Col VP Sel Gbl Tech, Cl 2	33,479
Col VP Strategic Inc, Cl 1	49,524
Col VP Strategic Inc, Cl 2	88,886
Col VP US Govt Mtge, Cl 1	6,531
Col VP US Govt Mtge, Cl 2	10,578
Col VP US Govt Mtge, Cl 3	140,552
CS Commodity Return, Cl 1	141,109
CTIVP AC Div Bond, Cl 1	4,906
CTIVP AC Div Bond, Cl 2	3,061
CTIVP BR Gl Infl Prot Sec, Cl 1	15,679
CTIVP BR Gl Infl Prot Sec, Cl 2	4,025
CTIVP BR Gl Infl Prot Sec, Cl 3	112,134
CTIVP CenterSquare Real Est, Cl 1	19,545
CTIVP CenterSquare Real Est, Cl 2	25,683
CTIVP MFS Val, Cl 1	80,537
CTIVP MFS Val, Cl 2	47,019
CTIVP MS Adv, Cl 1	28,739
CTIVP MS Adv, Cl 2	13,181
CTIVP Prin Blue Chip Gro, Cl 1	16,061
CTIVP Prin Blue Chip Gro, Cl 2	4,596
CTIVP T Rowe Price LgCap Val, Cl 1	63,321
CTIVP T Rowe Price LgCap Val, Cl 2	9,038
CTIVP TCW Core Plus Bond, Cl 1	28,664
CTIVP TCW Core Plus Bond, Cl 2	20,516
CTIVP Vty Sycamore Estb Val, Cl 1	198,597
CTIVP Vty Sycamore Estb Val, Cl 2	56,200
CTIVP Vty Sycamore Estb Val, Cl 3	110,418
CTIVP Westfield Mid Cap Gro, Cl 1	17,773
CTIVP Westfield Mid Cap Gro, Cl 2	3,044
Del Ivy VIP Asset Strategy, Cl II	3,766
DWS Alt Asset Alloc VIP, Cl A	16,622
DWS Alt Asset Alloc VIP, Cl B	36,306

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	145

Division	Purchases
EV VT Floating-Rate Inc, Init Cl	$192,785
Fid VIP Contrafund, Init Cl	239,719
Fid VIP Contrafund, Serv Cl 2	561,701
Fid VIP Gro & Inc, Serv Cl	319,318
Fid VIP Gro & Inc, Serv Cl 2	350,882
Fid VIP Mid Cap, Init Cl	102,655
Fid VIP Mid Cap, Serv Cl	251,678
Fid VIP Mid Cap, Serv Cl 2	662,647
Fid VIP Overseas, Serv Cl	63,153
Fid VIP Overseas, Serv Cl 2	114,149
Fid VIP Strategic Inc, Init Cl	230,532
Fid VIP Strategic Inc, Serv Cl 2	3,870
Frank Global Real Est, Cl 2	201,834
Frank Inc, Cl 1	39,867
Frank Inc, Cl 2	111,501
Frank Mutual Shares, Cl 1	7,571
Frank Mutual Shares, Cl 2	275,806
Frank Sm Cap Val, Cl 1	99,883
Frank Sm Cap Val, Cl 2	366,493
GS VIT Mid Cap Val, Inst	446,330
GS VIT Multi-Strategy Alt, Advisor	4,654
GS VIT Sm Cap Eq Insights, Inst	25,651
GS VIT U.S. Eq Insights, Inst	323,185
Invesco VI Am Fran, Ser I	24,198
Invesco VI Am Fran, Ser II	166,734
Invesco VI Bal Risk Alloc, Ser I	8,771
Invesco VI Bal Risk Alloc, Ser II	86,622
Invesco VI Comstock, Ser II	64,931
Invesco VI Core Eq, Ser I	453,913
Invesco VI Dis Mid Cap Gro, Ser I	123,124
Invesco VI Div Divd, Ser I	292,400
Invesco VI EQV Intl Eq, Ser II	78,124
Invesco VI Global, Ser I	278,815
Invesco VI Global, Ser II	442,245
Invesco VI Gbl Strat Inc, Ser I	13,702
Invesco VI Gbl Strat Inc, Ser II	109,997
Invesco VI Mn St Sm Cap, Ser I	45,733
Invesco VI Mn St Sm Cap, Ser II	160,209
Invesco VI Tech, Ser I	226,244
Invesco VI Tech, Ser II	5,625
Janus Henderson VIT Bal, Inst	141,249
Janus Henderson VIT Bal, Serv	2,491
Janus Henderson VIT Enter, Serv	67,960
Janus Henderson VIT Flex Bd, Inst	45,121
Janus Henderson VIT Flex Bd, Serv	25,975
Janus Hend VIT Gbl Tech Innov, Srv	188,372
Janus Henderson VIT Overseas, Serv	120,434
Janus Henderson VIT Res, Inst	6,186
Janus Henderson VIT Res, Serv	53,737
Lazard Ret Global Dyn MA, Inv	9,957
Lazard Ret Global Dyn MA, Serv	1,748
MFS Mass Inv Gro Stock, Serv Cl	408,388
MFS New Dis, Serv Cl	136,431
MFS Utilities, Init Cl	32,186
MFS Utilities, Serv Cl	199,791
MS VIF Dis, Cl I	160,656
MS VIF Dis, Cl II	130,919
MS VIF Global Real Est, Cl II	21,269
NB AMT Sus Eq, Cl I	14,202
NB AMT Sus Eq, Cl S	3,142
NB AMT US Eq Index PW Strat, Cl S	2,454

Division	Purchases
PIMCO VIT All Asset, Advisor Cl	$83,460
PIMCO VIT All Asset, Inst Cl	6,779
PIMCO VIT Glb Man As Alloc, Adv Cl	116
PIMCO VIT Tot Return, Advisor Cl	108,843
PIMCO VIT Tot Return, Inst Cl	49,358
Put VT Global Hlth Care, Cl IA	29,745
Put VT Global Hlth Care, Cl IB	183,043
Put VT Hi Yield, Cl IB	21,022
Put VT Intl Eq, Cl IB	22,300
Put VT Sus Leaders, Cl IA	544,810
Put VT Sus Leaders, Cl IB	40,581
Royce Micro-Cap, Invest Cl	96,165
Temp Global Bond, Cl 1	4,047
Temp Global Bond, Cl 2	39,621
Third Ave VST Third Ave Value	275,434
VanEck VIP Global Gold, Cl S	19,280
VP Aggr, Cl 1	875,143
VP Aggr, Cl 2	2,873,265
VP Aggr, Cl 4	735,501
VP Conserv, Cl 1	—
VP Conserv, Cl 2	432,280
VP Conserv, Cl 4	37,173
VP Man Vol Conserv, Cl 1	—
VP Man Vol Conserv, Cl 2	—
VP Man Vol Conserv Gro, Cl 1	2,148
VP Man Vol Conserv Gro, Cl 2	929
VP Man Vol Gro, Cl 1	408,393
VP Man Vol Gro, Cl 2	42,761
VP Man Vol Mod Gro, Cl 1	178,707
VP Man Vol Mod Gro, Cl 2	145,550
VP Mod, Cl 1	1,542,075
VP Mod, Cl 2	925,420
VP Mod, Cl 4	1,062,313
VP Mod Aggr, Cl 1	2,384,582
VP Mod Aggr, Cl 2	2,205,498
VP Mod Aggr, Cl 4	1,686,857
VP Mod Conserv, Cl 1	—
VP Mod Conserv, Cl 2	358,457
VP Mod Conserv, Cl 4	272,311
VP Ptnrs Core Bond, Cl 1	14,771
VP Ptnrs Core Bond, Cl 2	12,013
VP Ptnrs Core Eq, Cl 1	673
VP Ptnrs Core Eq, Cl 2	28,250
VP Ptnrs Core Eq, Cl 3	28,818
VP Ptnrs Intl Core Eq, Cl 1	13,609
VP Ptnrs Intl Core Eq, Cl 2	24,047
VP Ptnrs Intl Gro, Cl 1	13,946
VP Ptnrs Intl Gro, Cl 2	10,827
VP Ptnrs Intl Val, Cl 1	19,773
VP Ptnrs Intl Val, Cl 2	7,626
VP Ptnrs Sm Cap Gro, Cl 1	12,273
VP Ptnrs Sm Cap Gro, Cl 2	3,483
VP Ptnrs Sm Cap Val, Cl 1	1,736
VP Ptnrs Sm Cap Val, Cl 2	451
VP Ptnrs Sm Cap Val, Cl 3	80,626
VP US Flex Conserv Gro, Cl 1	2,635
VP US Flex Gro, Cl 1	40,238
VP US Flex Mod Gro, Cl 1	3,855
Wanger Acorn	353,842
Wanger Intl	230,507
WA Var Global Hi Yd Bond, Cl I	4,520
WA Var Global Hi Yd Bond, Cl II	1,524

146	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2023	—	$1.42	to	$1.22	$0	0.61%	0.00%	to	0.90%	13.48%		to	12.46%
2022	—	$1.25	to	$1.08	$0	2.56%	0.00%	to	0.90%	(18.68%)		to	(19.40%)
2021	—	$1.54	to	$1.34	$1	1.56%	0.00%	to	0.90%	9.28%		to	8.30%
2020	—	$1.41	to	$1.24	$0	1.45%	0.00%	to	0.90%	4.87%		to	3.92%
2019	—	$1.34	to	$1.19	$0	1.82%	0.00%	to	0.90%	15.24%		to	14.21%
AB VPS Intl Val, Cl B
2023	1,463	$1.36	to	$1.79	$2,703	0.70%	0.20%	to	0.90%	14.60%		to	13.80%
2022	1,516	$1.18	to	$1.58	$2,447	4.22%	0.20%	to	0.90%	18.83	%(8)	to	(14.57%)
2021	1,523	$1.32	to	$1.84	$2,868	1.72%	0.30%	to	0.90%	10.52%		to	9.86%
2020	1,530	$1.19	to	$1.68	$2,626	1.55%	0.30%	to	0.90%	1.90%		to	1.30%
2019	1,608	$1.17	to	$1.66	$2,711	0.81%	0.30%	to	0.90%	16.44%		to	15.74%
AB VPS Lg Cap Gro, Cl A
2023	174	$2.00	to	$2.00	$349	—	0.00%	to	0.00%	35.13%		to	35.13%
2022	117	$1.48	to	$1.48	$173	—	0.00%	to	0.00%	(28.51%)		to	(28.51%)
2021	59	$2.07	to	$2.07	$122	—	0.00%	to	0.00%	28.97%		to	28.97%
2020	28	$1.61	to	$1.61	$46	—	0.00%	to	0.00%	35.49%		to	35.49%
2019	16	$1.19	to	$1.19	$20	—	0.00%	to	0.00%	10.78	%(5)	to	10.78	%(5)
AB VPS Lg Cap Gro, Cl B
2023	454	$5.26	to	$5.02	$2,799	—	0.00%	to	0.90%	34.79%		to	33.59%
2022	392	$3.90	to	$3.76	$1,723	—	0.00%	to	0.90%	(28.69%)		to	(29.33%)
2021	350	$5.47	to	$5.32	$2,208	—	0.00%	to	0.90%	28.65%		to	27.50%
2020	410	$4.25	to	$4.17	$2,022	—	0.00%	to	0.90%	35.15%		to	33.94%
2019	357	$3.15	to	$3.11	$1,282	—	0.00%	to	0.90%	34.37%		to	33.16%
AB VPS Relative Val, Cl B
2023	621	$1.23	to	$4.27	$2,515	1.33%	0.20%	to	0.90%	11.50%		to	10.72%
2022	698	$1.10	to	$3.86	$2,531	1.10%	0.20%	to	0.90%	10.30	%(8)	to	(5.27%)
2021	721	$2.35	to	$4.07	$2,756	0.64%	0.30%	to	0.90%	27.45%		to	26.69%
2020	761	$1.85	to	$3.21	$2,331	1.33%	0.30%	to	0.90%	2.17%		to	1.55%
2019	783	$1.81	to	$3.17	$2,337	1.03%	0.30%	to	0.90%	23.24%		to	22.50%
Allspg VT Index Asset Alloc, Cl 2
2023	246	$1.21	to	$3.77	$536	0.96%	0.20%	to	0.90%	16.47%		to	15.66%
2022	260	$1.04	to	$3.26	$495	0.63%	0.20%	to	0.90%	4.13	%(8)	to	(17.76%)
2021	268	$2.32	to	$3.96	$620	0.56%	0.30%	to	0.90%	15.65%		to	14.96%
2020	309	$2.01	to	$3.45	$617	0.83%	0.30%	to	0.90%	16.24%		to	15.54%
2019	297	$1.73	to	$2.98	$527	1.09%	0.30%	to	0.90%	19.80%		to	19.08%
Allspg VT Intl Eq, Cl 2
2023	482	$1.33	to	$2.11	$1,026	1.45%	0.20%	to	0.90%	15.34%		to	14.52%
2022	484	$1.15	to	$1.84	$925	3.65%	0.20%	to	0.90%	16.17	%(8)	to	(12.67%)
2021	482	$1.43	to	$2.11	$1,051	1.07%	0.30%	to	0.90%	6.55%		to	5.91%
2020	514	$1.34	to	$1.99	$1,054	2.55%	0.30%	to	0.90%	4.62%		to	3.99%
2019	532	$1.28	to	$1.92	$1,047	3.69%	0.30%	to	0.90%	15.14%		to	14.45%
Allspg VT Opp, Cl 1
2023	12	$1.77	to	$1.77	$21	—	0.00%	to	0.00%	26.83%		to	26.83%
2022	8	$1.40	to	$1.40	$12	—	0.00%	to	0.00%	(20.61%)		to	(20.61%)
2021	2	$1.76	to	$1.76	$3	0.23%	0.00%	to	0.00%	25.06%		to	25.06%
2020	1	$1.41	to	$1.41	$1	0.74%	0.00%	to	0.00%	21.32%		to	21.32%
2019	0	$1.16	to	$1.16	$0	0.87%	0.00%	to	0.00%	10.25	%(5)	to	10.25	%(5)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	147

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Allspg VT Opp, Cl 2
2023	266	$3.58	to	$6.01	$1,367	—	0.00%	to	0.90%	26.50%		to	25.37%
2022	287	$2.83	to	$4.79	$1,192	—	0.00%	to	0.90%	(20.81%)		to	(21.52%)
2021	298	$3.57	to	$6.11	$1,579	0.04%	0.00%	to	0.90%	24.78%		to	23.66%
2020	300	$2.86	to	$4.94	$1,291	0.43%	0.00%	to	0.90%	21.01%		to	19.92%
2019	354	$2.37	to	$4.12	$1,276	0.28%	0.00%	to	0.90%	31.46%		to	30.29%
Allspg VT Sm Cap Gro, Cl 1
2023	225	$1.24	to	$1.24	$280	—	0.00%	to	0.00%	4.35%		to	4.35%
2022	132	$1.19	to	$1.19	$157	—	0.00%	to	0.00%	(34.30%)		to	(34.30%)
2021	46	$1.81	to	$1.81	$83	—	0.00%	to	0.00%	7.93%		to	7.93%
2020	13	$1.68	to	$1.68	$22	—	0.00%	to	0.00%	58.10%		to	58.10%
2019	0	$1.06	to	$1.06	$0	—	0.00%	to	0.00%	3.90	%(5)	to	3.90	%(5)
Allspg VT Sm Cap Gro, Cl 2
2023	397	$2.74	to	$5.51	$1,311	—	0.00%	to	0.90%	4.11%		to	3.18%
2022	367	$2.63	to	$5.34	$1,211	—	0.00%	to	0.90%	(34.42%)		to	(35.01%)
2021	371	$4.01	to	$8.21	$1,937	—	0.00%	to	0.90%	7.64%		to	6.68%
2020	380	$3.72	to	$7.70	$1,837	—	0.00%	to	0.90%	57.78%		to	56.37%
2019	381	$2.36	to	$4.92	$1,249	—	0.00%	to	0.90%	24.83%		to	23.71%
ALPS Alerian Engy Infr, Class I
2023	35	$1.42	to	$1.42	$50	5.14%	0.00%	to	0.00%	14.25%		to	14.25%
2022	18	$1.24	to	$1.24	$23	10.76%	0.00%	to	0.00%	17.84%		to	17.84%
2021	2	$1.06	to	$1.06	$2	5.09%	0.00%	to	0.00%	38.25%		to	38.25%
2020	0	$0.76	to	$0.76	$0	5.30%	0.00%	to	0.00%	(24.85%)		to	(24.85%)
2019	—	$1.02	to	$1.02	$0	3.88%	0.00%	to	0.00%	0.35	%(5)	to	0.35	%(5)
ALPS Alerian Engy Infr, Class III
2023	464	$1.41	to	$1.05	$514	2.87%	0.00%	to	0.90%	13.91%		to	12.89%
2022	517	$1.24	to	$0.93	$504	4.42%	0.00%	to	0.90%	17.32%		to	16.27%
2021	464	$1.05	to	$0.80	$390	1.76%	0.00%	to	0.90%	37.78%		to	36.54%
2020	709	$0.77	to	$0.59	$432	2.76%	0.00%	to	0.90%	(25.12%)		to	(25.80%)
2019	526	$1.02	to	$0.79	$431	1.51%	0.00%	to	0.90%	20.41%		to	19.33%
AC VP Intl, Cl I
2023	315	$3.05	to	$1.79	$701	1.40%	0.45%	to	0.90%	12.07%		to	11.57%
2022	335	$2.72	to	$1.60	$665	1.48%	0.45%	to	0.90%	(25.09%)		to	(25.43%)
2021	355	$3.63	to	$2.15	$928	0.16%	0.45%	to	0.90%	8.26%		to	7.78%
2020	355	$3.35	to	$2.00	$856	0.48%	0.45%	to	0.90%	25.32%		to	24.75%
2019	376	$2.68	to	$1.60	$721	0.89%	0.45%	to	0.90%	27.84%		to	27.27%
AC VP Intl, Cl II
2023	510	$1.29	to	$2.88	$786	1.22%	0.20%	to	0.90%	12.20%		to	11.43%
2022	505	$1.15	to	$2.59	$701	1.29%	0.20%	to	0.90%	15.50	%(8)	to	(25.54%)
2021	499	$1.87	to	$3.47	$926	0.02%	0.30%	to	0.90%	8.28%		to	7.63%
2020	507	$1.73	to	$3.23	$881	0.39%	0.30%	to	0.90%	25.28%		to	24.53%
2019	536	$1.38	to	$2.59	$774	0.73%	0.30%	to	0.90%	27.76%		to	26.99%
AC VP Val, Cl I
2023	875	$1.57	to	$5.16	$4,043	2.39%	0.00%	to	0.90%	9.10%		to	8.12%
2022	912	$1.44	to	$4.77	$3,973	2.10%	0.00%	to	0.90%	0.54%		to	(0.36%)
2021	918	$1.43	to	$4.79	$4,099	1.75%	0.00%	to	0.90%	24.51%		to	23.39%
2020	940	$1.15	to	$3.88	$3,445	2.31%	0.00%	to	0.90%	0.98%		to	0.07%
2019	1,014	$1.14	to	$3.88	$3,737	2.11%	0.00%	to	0.90%	12.02	%(5)	to	25.90%
AC VP Val, Cl II
2023	1,021	$2.93	to	$4.29	$2,353	2.21%	0.00%	to	0.90%	9.02%		to	8.05%
2022	1,156	$2.69	to	$3.97	$2,448	1.95%	0.00%	to	0.90%	0.31%		to	(0.59%)
2021	1,182	$2.68	to	$4.00	$2,521	1.60%	0.00%	to	0.90%	24.28%		to	23.17%
2020	1,206	$2.16	to	$3.24	$2,099	2.17%	0.00%	to	0.90%	0.83%		to	(0.07%)
2019	1,271	$2.14	to	$3.25	$2,214	1.97%	0.00%	to	0.90%	26.92%		to	25.78%

148	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
BlackRock Global Alloc, Cl I
2023	140	$1.36	to	$1.36	$189	2.45%	0.00%	to	0.00%	12.83%		to	12.83%
2022	99	$1.20	to	$1.20	$119	—	0.00%	to	0.00%	(15.86%)		to	(15.86%)
2021	67	$1.43	to	$1.43	$95	1.20%	0.00%	to	0.00%	6.67%		to	6.67%
2020	19	$1.34	to	$1.34	$25	3.35%	0.00%	to	0.00%	21.01%		to	21.01%
2019	0	$1.11	to	$1.11	$0	2.95%	0.00%	to	0.00%	6.61	%(5)	to	6.61	%(5)
BlackRock Global Alloc, Cl III
2023	347	$1.81	to	$1.40	$514	2.63%	0.00%	to	0.90%	12.49%		to	11.48%
2022	318	$1.61	to	$1.26	$423	—	0.00%	to	0.90%	(16.07%)		to	(16.82%)
2021	336	$1.92	to	$1.51	$536	0.84%	0.00%	to	0.90%	6.42%		to	5.46%
2020	334	$1.80	to	$1.44	$502	1.40%	0.00%	to	0.90%	20.71%		to	19.63%
2019	319	$1.49	to	$1.20	$400	1.46%	0.00%	to	0.90%	17.75%		to	16.70%
Calvert VP EAFE Intl Index, Cl F
2023	1	$1.15	to	$1.15	$2	3.12%	0.00%	to	0.00%	17.53%		to	17.53%
2022	—	$0.98	to	$0.98	$0	5.68%	0.00%	to	0.00%	(1.64	%)(7)	to	(1.64	%)(7)
Calvert VP EAFE Intl Index, Cl I
2023	88	$1.16	to	$1.16	$102	3.20%	0.00%	to	0.00%	17.77%		to	17.77%
2022	38	$0.98	to	$0.98	$38	5.16%	0.00%	to	0.00%	(1.51	%)(7)	to	(1.51	%)(7)
Calvert VP Nasdaq 100 Index, Cl F
2023	15	$1.31	to	$1.31	$19	0.57%	0.00%	to	0.00%	54.02%		to	54.02%
2022	—	$0.85	to	$0.85	$0	0.31%	0.00%	to	0.00%	(16.12	%)(7)	to	(16.12	%)(7)
Calvert VP Nasdaq 100 Index, Cl I
2023	83	$1.32	to	$1.32	$109	0.46%	0.00%	to	0.00%	54.40%		to	54.40%
2022	6	$0.85	to	$0.85	$5	0.42%	0.00%	to	0.00%	(15.98	%)(7)	to	(15.98	%)(7)
Calv VP Russ 2000 Sm Cap Ind, Cl F
2023	—	$1.11	to	$1.11	$0	0.90%	0.00%	to	0.00%	16.36%		to	16.36%
2022	—	$0.95	to	$0.95	$0	1.32%	0.00%	to	0.00%	(5.66	%)(7)	to	(5.66	%)(7)
Calv VP Russ 2000 Sm Cap Ind, Cl I
2023	20	$1.11	to	$1.11	$22	1.44%	0.00%	to	0.00%	16.60%		to	16.60%
2022	—	$0.95	to	$0.95	$0	1.31%	0.00%	to	0.00%	(5.55	%)(7)	to	(5.55	%)(7)
Calvert VP SRI Bal, Cl I
2023	911	$1.21	to	$2.55	$2,776	1.59%	0.20%	to	0.90%	16.60%		to	15.77%
2022	917	$1.04	to	$2.20	$2,393	1.21%	0.20%	to	0.90%	4.47	%(8)	to	(16.17%)
2021	947	$2.15	to	$2.63	$2,937	1.24%	0.30%	to	0.90%	14.77%		to	14.08%
2020	691	$1.87	to	$2.30	$1,827	2.59%	0.30%	to	0.90%	14.91%		to	14.22%
2019	208	$1.63	to	$2.02	$483	2.01%	0.30%	to	0.90%	24.03%		to	23.29%
Col VP Bal, Cl 1
2023	999	$1.56	to	$1.56	$1,561	—	0.00%	to	0.00%	21.40%		to	21.40%
2022	820	$1.29	to	$1.29	$1,056	—	0.00%	to	0.00%	(16.65%)		to	(16.65%)
2021	704	$1.54	to	$1.54	$1,087	—	0.00%	to	0.00%	14.87%		to	14.87%
2020	287	$1.34	to	$1.34	$386	—	0.00%	to	0.00%	17.77%		to	17.77%
2019	—	$1.14	to	$1.14	$0	—	0.00%	to	0.00%	7.86	%(5)	to	7.86	%(5)
Col VP Bal, Cl 3
2023	5,581	$2.59	to	$2.80	$17,115	—	0.00%	to	0.90%	21.23%		to	20.15%
2022	5,946	$2.14	to	$2.33	$15,098	—	0.00%	to	0.90%	(16.74%)		to	(17.49%)
2021	6,268	$2.57	to	$2.83	$19,187	—	0.00%	to	0.90%	14.74%		to	13.71%
2020	6,627	$2.24	to	$2.49	$17,721	—	0.00%	to	0.90%	17.59%		to	16.53%
2019	6,990	$1.90	to	$2.13	$15,642	—	0.00%	to	0.90%	22.78%		to	21.68%
Col VP Commodity Strategy, Cl 1
2023	41	$1.46	to	$1.46	$59	22.73%	0.00%	to	0.00%	(6.82%)		to	(6.82%)
2022	38	$1.57	to	$1.57	$60	25.52%	0.00%	to	0.00%	19.09%		to	19.09%
2021	30	$1.32	to	$1.32	$39	0.21%	0.00%	to	0.00%	32.63%		to	32.63%
2020	11	$1.00	to	$1.00	$11	2.45%	0.00%	to	0.00%	(1.29%)		to	(1.29%)
2019	—	$1.01	to	$1.01	$0	2.30%	0.00%	to	0.00%	3.06	%(5)	to	3.06	%(5)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	149

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Commodity Strategy, Cl 2
2023	40	$0.90	to	$0.90	$36	21.97%	0.00%	to	0.00%	(7.13%)		to	(7.13%)
2022	38	$0.97	to	$0.97	$36	24.92%	0.00%	to	0.00%	18.70%		to	18.70%
2021	38	$0.81	to	$0.81	$31	—	0.00%	to	0.00%	32.01%		to	32.01%
2020	31	$0.62	to	$0.62	$19	19.21%	0.00%	to	0.00%	(1.55%)		to	(1.55%)
2019	30	$0.63	to	$0.63	$19	0.92%	0.00%	to	0.00%	7.78%		to	7.78%
Col VP Contrarian Core, Cl 1
2023	153	$1.95	to	$1.95	$299	—	0.00%	to	0.00%	32.21%		to	32.21%
2022	105	$1.47	to	$1.47	$155	—	0.00%	to	0.00%	(18.65%)		to	(18.65%)
2021	60	$1.81	to	$1.81	$108	—	0.00%	to	0.00%	24.28%		to	24.28%
2020	21	$1.46	to	$1.46	$31	—	0.00%	to	0.00%	22.35%		to	22.35%
2019	—	$1.19	to	$1.19	$0	—	0.00%	to	0.00%	11.36	%(5)	to	11.36	%(5)
Col VP Contrarian Core, Cl 2
2023	62	$3.27	to	$3.27	$201	—	0.00%	to	0.00%	31.89%		to	31.89%
2022	51	$2.48	to	$2.48	$127	—	0.00%	to	0.00%	(18.85%)		to	(18.85%)
2021	52	$3.05	to	$3.05	$158	—	0.00%	to	0.00%	23.96%		to	23.96%
2020	49	$2.46	to	$2.46	$120	—	0.00%	to	0.00%	22.00%		to	22.00%
2019	46	$2.02	to	$2.02	$92	—	0.00%	to	0.00%	32.81%		to	32.81%
Col VP Disciplined Core, Cl 1
2023	96	$1.71	to	$1.71	$165	—	0.00%	to	0.00%	24.36%		to	24.36%
2022	74	$1.37	to	$1.37	$101	—	0.00%	to	0.00%	(18.72%)		to	(18.72%)
2021	25	$1.69	to	$1.69	$43	—	0.00%	to	0.00%	32.74%		to	32.74%
2020	0	$1.27	to	$1.27	$0	—	0.00%	to	0.00%	14.12%		to	14.12%
2019	—	$1.12	to	$1.12	$0	—	0.00%	to	0.00%	8.51	%(5)	to	8.51	%(5)
Col VP Disciplined Core, Cl 2
2023	127	$3.66	to	$3.66	$465	—	0.00%	to	0.00%	24.08%		to	24.08%
2022	123	$2.95	to	$2.95	$362	—	0.00%	to	0.00%	(18.94%)		to	(18.94%)
2021	124	$3.64	to	$3.64	$449	—	0.00%	to	0.00%	32.43%		to	32.43%
2020	121	$2.75	to	$2.75	$333	—	0.00%	to	0.00%	13.83%		to	13.83%
2019	114	$2.41	to	$2.41	$274	—	0.00%	to	0.00%	24.47%		to	24.47%
Col VP Disciplined Core, Cl 3
2023	8,714	$1.30	to	$2.97	$28,607	—	0.20%	to	0.90%	23.98%		to	23.12%
2022	9,379	$1.05	to	$2.41	$25,011	—	0.20%	to	0.90%	5.12	%(8)	to	(19.56%)
2021	9,994	$3.02	to	$3.00	$32,947	—	0.30%	to	0.90%	32.17%		to	31.38%
2020	10,852	$2.29	to	$2.28	$27,201	—	0.30%	to	0.90%	13.64%		to	12.96%
2019	11,866	$2.01	to	$2.02	$26,226	—	0.30%	to	0.90%	24.26%		to	23.52%
Col VP Divd Opp, Cl 1
2023	89	$1.48	to	$1.48	$131	—	0.00%	to	0.00%	5.09%		to	5.09%
2022	79	$1.41	to	$1.41	$111	—	0.00%	to	0.00%	(1.11%)		to	(1.11%)
2021	57	$1.42	to	$1.42	$81	—	0.00%	to	0.00%	26.16%		to	26.16%
2020	10	$1.13	to	$1.13	$11	—	0.00%	to	0.00%	1.15%		to	1.15%
2019	0	$1.12	to	$1.12	$0	—	0.00%	to	0.00%	7.17	%(5)	to	7.17	%(5)
Col VP Divd Opp, Cl 2
2023	89	$2.65	to	$2.65	$236	—	0.00%	to	0.00%	4.84%		to	4.84%
2022	60	$2.53	to	$2.53	$152	—	0.00%	to	0.00%	(1.39%)		to	(1.39%)
2021	44	$2.57	to	$2.57	$113	—	0.00%	to	0.00%	25.89%		to	25.89%
2020	43	$2.04	to	$2.04	$88	—	0.00%	to	0.00%	0.90%		to	0.90%
2019	39	$2.02	to	$2.02	$79	—	0.00%	to	0.00%	23.76%		to	23.76%
Col VP Divd Opp, Cl 3
2023	3,106	$1.17	to	$4.34	$12,144	—	0.20%	to	0.90%	4.74%		to	4.02%
2022	3,286	$1.12	to	$4.18	$12,375	—	0.20%	to	0.90%	12.24	%(8)	to	(2.12%)
2021	3,425	$2.13	to	$4.27	$13,121	—	0.30%	to	0.90%	25.64%		to	24.89%
2020	3,630	$1.70	to	$3.42	$11,064	—	0.30%	to	0.90%	0.72%		to	0.12%
2019	3,919	$1.69	to	$3.41	$11,865	—	0.30%	to	0.90%	23.55%		to	22.81%

150	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Emerg Mkts Bond, Cl 1
2023	30	$1.03	to	$1.03	$31	5.72%	0.00%	to	0.00%	10.43%		to	10.43%
2022	23	$0.94	to	$0.94	$21	5.56%	0.00%	to	0.00%	(16.03%)		to	(16.03%)
2021	2	$1.11	to	$1.11	$2	4.23%	0.00%	to	0.00%	(2.20%)		to	(2.20%)
2020	0	$1.14	to	$1.14	$0	4.21%	0.00%	to	0.00%	7.43%		to	7.43%
2019	—	$1.06	to	$1.06	$0	9.53%	0.00%	to	0.00%	1.46	%(5)	to	1.46	%(5)
Col VP Emerg Mkts Bond, Cl 2
2023	12	$1.25	to	$1.25	$15	4.98%	0.00%	to	0.00%	10.02%		to	10.02%
2022	18	$1.13	to	$1.13	$20	4.21%	0.00%	to	0.00%	(16.16%)		to	(16.16%)
2021	16	$1.35	to	$1.35	$22	3.66%	0.00%	to	0.00%	(2.45%)		to	(2.45%)
2020	8	$1.39	to	$1.39	$11	3.32%	0.00%	to	0.00%	7.16%		to	7.16%
2019	7	$1.29	to	$1.29	$9	4.78%	0.00%	to	0.00%	12.09%		to	12.09%
Col VP Emer Mkts, Cl 1
2023	197	$1.07	to	$1.07	$211	0.11%	0.00%	to	0.00%	9.46%		to	9.46%
2022	171	$0.98	to	$0.98	$168	—	0.00%	to	0.00%	(32.90%)		to	(32.90%)
2021	77	$1.46	to	$1.46	$112	0.92%	0.00%	to	0.00%	(7.20%)		to	(7.20%)
2020	31	$1.58	to	$1.58	$48	0.30%	0.00%	to	0.00%	33.54%		to	33.54%
2019	7	$1.18	to	$1.18	$9	0.01%	0.00%	to	0.00%	12.89	%(5)	to	12.89	%(5)
Col VP Emer Mkts, Cl 2
2023	263	$1.33	to	$1.33	$350	—	0.00%	to	0.00%	9.19%		to	9.19%
2022	253	$1.22	to	$1.22	$308	—	0.00%	to	0.00%	(33.07%)		to	(33.07%)
2021	250	$1.82	to	$1.82	$455	0.85%	0.00%	to	0.00%	(7.47%)		to	(7.47%)
2020	235	$1.97	to	$1.97	$461	0.41%	0.00%	to	0.00%	33.17%		to	33.17%
2019	226	$1.48	to	$1.48	$333	0.14%	0.00%	to	0.00%	31.27%		to	31.27%
Col VP Emer Mkts, Cl 3
2023	768	$1.15	to	$3.51	$1,917	—	0.20%	to	0.90%	9.09%		to	8.33%
2022	829	$1.05	to	$3.24	$1,880	—	0.20%	to	0.90%	6.78	%(8)	to	(33.58%)
2021	848	$1.80	to	$4.88	$2,927	0.99%	0.30%	to	0.90%	(7.61%)		to	(8.16%)
2020	833	$1.95	to	$5.32	$3,231	0.55%	0.30%	to	0.90%	32.96%		to	32.17%
2019	945	$1.47	to	$4.02	$2,752	0.18%	0.30%	to	0.90%	31.03%		to	30.25%
Col VP Global Strategic Inc, Cl 2
2023	93	$0.95	to	$0.95	$89	3.09%	0.00%	to	0.00%	9.47%		to	9.47%
2022	93	$0.87	to	$0.87	$81	3.07%	0.00%	to	0.00%	(13.63%)		to	(13.63%)
2021	92	$1.01	to	$1.01	$93	3.85%	0.00%	to	0.00%	1.03%		to	1.03%
2020	93	$1.00	to	$1.00	$93	4.87%	0.00%	to	0.00%	4.59%		to	4.59%
2019	89	$0.95	to	$0.95	$85	—	0.00%	to	0.00%	10.75%		to	10.75%
Col VP Global Strategic Inc, Cl 3
2023	1,017	$1.12	to	$1.72	$1,265	3.20%	0.20%	to	0.90%	9.59%		to	8.82%
2022	1,038	$1.02	to	$1.58	$1,185	3.32%	0.20%	to	0.90%	2.78	%(8)	to	(14.38%)
2021	1,050	$1.06	to	$1.84	$1,395	3.84%	0.30%	to	0.90%	0.84%		to	0.23%
2020	1,023	$1.05	to	$1.84	$1,377	5.18%	0.30%	to	0.90%	4.37%		to	3.74%
2019	1,131	$1.01	to	$1.77	$1,478	—	0.30%	to	0.90%	10.57%		to	9.91%
Col VP Govt Money Mkt, Cl 1
2023	520	$1.08	to	$1.08	$562	4.69%	0.00%	to	0.00%	4.73%		to	4.73%
2022	162	$1.03	to	$1.03	$167	1.82%	0.00%	to	0.00%	1.20%		to	1.20%
2021	44	$1.02	to	$1.02	$45	0.01%	0.00%	to	0.00%	0.01%		to	0.01%
2020	3	$1.02	to	$1.02	$5	0.20%	0.00%	to	0.00%	0.30%		to	0.30%
2019	—	$1.02	to	$1.02	$2	2.87%	0.00%	to	0.00%	0.89	%(5)	to	0.89	%(5)
Col VP Govt Money Mkt, Cl 2
2023	370	$1.09	to	$1.09	$404	4.37%	0.00%	to	0.00%	4.46%		to	4.46%
2022	488	$1.05	to	$1.05	$510	1.03%	0.00%	to	0.00%	1.10%		to	1.10%
2021	476	$1.03	to	$1.03	$492	0.01%	0.00%	to	0.00%	0.02%		to	0.02%
2020	375	$1.03	to	$1.03	$387	0.10%	0.00%	to	0.00%	0.24%		to	0.24%
2019	131	$1.03	to	$1.03	$135	1.58%	0.00%	to	0.00%	1.64%		to	1.64%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	151

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Govt Money Mkt, Cl 3
2023	2,522	$1.08	to	$1.09	$2,635	4.51%	0.20%	to	0.90%	4.39%		to	3.66%
2022	2,647	$1.04	to	$1.05	$2,660	1.16%	0.20%	to	0.90%	0.96%		to	0.26%
2021	2,737	$1.03	to	$1.05	$2,734	0.01%	0.20%	to	0.90%	(0.17%)		to	(0.86%)
2020	3,622	$1.03	to	$1.06	$3,637	0.23%	0.20%	to	0.90%	0.08%		to	(0.61%)
2019	2,794	$1.03	to	$1.06	$2,820	1.71%	0.20%	to	0.90%	1.56%		to	0.86%
Col VP Hi Yield Bond, Cl 1
2023	99	$1.24	to	$1.24	$122	5.24%	0.00%	to	0.00%	12.19%		to	12.19%
2022	62	$1.10	to	$1.10	$68	5.76%	0.00%	to	0.00%	(10.54%)		to	(10.54%)
2021	22	$1.23	to	$1.23	$27	4.97%	0.00%	to	0.00%	4.98%		to	4.98%
2020	9	$1.17	to	$1.17	$11	2.20%	0.00%	to	0.00%	6.67%		to	6.67%
2019	—	$1.10	to	$1.10	$0	10.99%	0.00%	to	0.00%	4.96	%(5)	to	4.96	%(5)
Col VP Hi Yield Bond, Cl 2
2023	195	$1.64	to	$1.64	$319	5.30%	0.00%	to	0.00%	11.87%		to	11.87%
2022	193	$1.46	to	$1.46	$283	5.05%	0.00%	to	0.00%	(10.78%)		to	(10.78%)
2021	189	$1.64	to	$1.64	$310	4.84%	0.00%	to	0.00%	4.79%		to	4.79%
2020	185	$1.56	to	$1.56	$290	5.62%	0.00%	to	0.00%	6.31%		to	6.31%
2019	178	$1.47	to	$1.47	$261	5.79%	0.00%	to	0.00%	16.52%		to	16.52%
Col VP Hi Yield Bond, Cl 3
2023	1,051	$1.14	to	$3.24	$2,638	5.42%	0.20%	to	0.90%	11.86%		to	11.08%
2022	1,041	$1.02	to	$2.92	$2,419	5.10%	0.20%	to	0.90%	2.27	%(8)	to	(11.50%)
2021	1,113	$1.53	to	$3.30	$2,890	4.98%	0.30%	to	0.90%	4.55%		to	3.92%
2020	1,091	$1.46	to	$3.17	$2,798	5.76%	0.30%	to	0.90%	6.23%		to	5.59%
2019	1,154	$1.38	to	$3.00	$2,857	5.81%	0.30%	to	0.90%	16.37%		to	15.67%
Col VP Inc Opp, Cl 1
2023	18	$1.22	to	$1.22	$22	5.21%	0.00%	to	0.00%	11.56%		to	11.56%
2022	17	$1.09	to	$1.09	$18	5.62%	0.00%	to	0.00%	(10.01%)		to	(10.01%)
2021	15	$1.21	to	$1.21	$18	9.06%	0.00%	to	0.00%	4.50%		to	4.50%
2020	15	$1.16	to	$1.16	$17	0.05%	0.00%	to	0.00%	5.90%		to	5.90%
2019	—	$1.10	to	$1.10	$0	9.50%	0.00%	to	0.00%	4.80	%(5)	to	4.80	%(5)
Col VP Inc Opp, Cl 2
2023	50	$1.59	to	$1.59	$80	5.57%	0.00%	to	0.00%	11.36%		to	11.36%
2022	31	$1.43	to	$1.43	$44	4.99%	0.00%	to	0.00%	(10.22%)		to	(10.22%)
2021	20	$1.59	to	$1.59	$31	7.51%	0.00%	to	0.00%	4.14%		to	4.14%
2020	24	$1.53	to	$1.53	$36	4.49%	0.00%	to	0.00%	5.67%		to	5.67%
2019	19	$1.45	to	$1.45	$28	4.90%	0.00%	to	0.00%	16.13%		to	16.13%
Col VP Inc Opp, Cl 3
2023	534	$1.14	to	$2.32	$1,083	5.04%	0.20%	to	0.90%	11.29%		to	10.51%
2022	536	$1.02	to	$2.10	$1,015	5.25%	0.20%	to	0.90%	2.16	%(8)	to	(11.02%)
2021	554	$1.50	to	$2.36	$1,182	8.90%	0.30%	to	0.90%	4.16%		to	3.54%
2020	570	$1.44	to	$2.28	$1,181	4.67%	0.30%	to	0.90%	5.42%		to	4.79%
2019	626	$1.37	to	$2.17	$1,248	4.89%	0.30%	to	0.90%	15.88%		to	15.19%
Col VP Inter Bond, Cl 1
2023	82	$1.06	to	$1.06	$87	2.48%	0.00%	to	0.00%	6.34%		to	6.34%
2022	56	$1.00	to	$1.00	$56	3.29%	0.00%	to	0.00%	(17.06%)		to	(17.06%)
2021	40	$1.21	to	$1.21	$48	3.30%	0.00%	to	0.00%	(0.24%)		to	(0.24%)
2020	24	$1.21	to	$1.21	$29	1.31%	0.00%	to	0.00%	12.58%		to	12.58%
2019	—	$1.07	to	$1.07	$0	6.03%	0.00%	to	0.00%	2.25	%(5)	to	2.25	%(5)
Col VP Inter Bond, Cl 2
2023	46	$1.19	to	$1.19	$55	2.13%	0.00%	to	0.00%	6.08%		to	6.08%
2022	37	$1.12	to	$1.12	$42	2.44%	0.00%	to	0.00%	(17.22%)		to	(17.22%)
2021	49	$1.36	to	$1.36	$66	3.01%	0.00%	to	0.00%	(0.58%)		to	(0.58%)
2020	48	$1.37	to	$1.37	$65	2.62%	0.00%	to	0.00%	12.28%		to	12.28%
2019	30	$1.22	to	$1.22	$36	2.96%	0.00%	to	0.00%	9.03%		to	9.03%

152	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inter Bond, Cl 3
2023	3,460	$1.08	to	$1.83	$5,536	2.20%	0.20%	to	0.90%	5.98%		to	5.24%
2022	3,592	$1.02	to	$1.74	$5,476	3.08%	0.20%	to	0.90%	1.80	%(8)	to	(17.91%)
2021	3,718	$1.37	to	$2.12	$6,924	3.19%	0.30%	to	0.90%	(0.65%)		to	(1.25%)
2020	3,859	$1.38	to	$2.15	$7,336	2.77%	0.30%	to	0.90%	12.11%		to	11.44%
2019	3,987	$1.23	to	$1.93	$6,835	3.09%	0.30%	to	0.90%	8.79%		to	8.14%
Col VP Lg Cap Gro, Cl 1
2023	829	$2.04	to	$2.04	$1,690	—	0.00%	to	0.00%	43.16%		to	43.16%
2022	514	$1.42	to	$1.42	$731	—	0.00%	to	0.00%	(31.38%)		to	(31.38%)
2021	167	$2.07	to	$2.07	$346	—	0.00%	to	0.00%	28.73%		to	28.73%
2020	58	$1.61	to	$1.61	$94	—	0.00%	to	0.00%	34.74%		to	34.74%
2019	0	$1.20	to	$1.20	$0	—	0.00%	to	0.00%	11.18	%(5)	to	11.18	%(5)
Col VP Lg Cap Gro, Cl 2
2023	105	$4.49	to	$4.49	$470	—	0.00%	to	0.00%	42.77%		to	42.77%
2022	95	$3.15	to	$3.15	$298	—	0.00%	to	0.00%	(31.53%)		to	(31.53%)
2021	85	$4.59	to	$4.59	$392	—	0.00%	to	0.00%	28.35%		to	28.35%
2020	73	$3.58	to	$3.58	$261	—	0.00%	to	0.00%	34.41%		to	34.41%
2019	49	$2.66	to	$2.66	$131	—	0.00%	to	0.00%	35.53%		to	35.53%
Col VP Lg Cap Gro, Cl 3
2023	703	$1.45	to	$2.91	$3,402	—	0.20%	to	0.90%	42.66%		to	41.67%
2022	761	$1.01	to	$2.06	$2,585	—	0.20%	to	0.90%	2.68	%(8)	to	(32.06%)
2021	809	$3.90	to	$3.03	$3,968	—	0.30%	to	0.90%	28.15%		to	27.39%
2020	928	$3.04	to	$2.38	$3,407	—	0.30%	to	0.90%	34.16%		to	33.36%
2019	982	$2.27	to	$1.78	$2,612	—	0.30%	to	0.90%	35.35%		to	34.54%
Col VP Lg Cap Index, Cl 1
2023	2,812	$1.83	to	$1.83	$5,146	—	0.00%	to	0.00%	25.96%		to	25.96%
2022	1,730	$1.45	to	$1.45	$2,514	—	0.00%	to	0.00%	(18.34%)		to	(18.34%)
2021	791	$1.78	to	$1.78	$1,407	—	0.00%	to	0.00%	28.39%		to	28.39%
2020	261	$1.39	to	$1.39	$361	—	0.00%	to	0.00%	18.03%		to	18.03%
2019	9	$1.17	to	$1.17	$10	—	0.00%	to	0.00%	10.64	%(5)	to	10.64	%(5)
Col VP Lg Cap Index, Cl 3
2023	3,051	$3.88	to	$3.98	$14,291	—	0.00%	to	0.90%	25.81%		to	24.69%
2022	3,028	$3.08	to	$3.19	$11,465	—	0.00%	to	0.90%	(18.45%)		to	(19.18%)
2021	3,012	$3.78	to	$3.95	$14,197	—	0.00%	to	0.90%	28.22%		to	27.07%
2020	3,144	$2.95	to	$3.11	$11,530	—	0.00%	to	0.90%	17.90%		to	16.85%
2019	3,292	$2.50	to	$2.66	$10,253	—	0.00%	to	0.90%	30.95%		to	29.78%
Col VP Limited Duration Cr, Cl 1
2023	20	$1.12	to	$1.12	$22	3.31%	0.00%	to	0.00%	6.89%		to	6.89%
2022	17	$1.05	to	$1.05	$18	0.75%	0.00%	to	0.00%	(6.08%)		to	(6.08%)
2021	9	$1.12	to	$1.12	$11	0.21%	0.00%	to	0.00%	(0.60%)		to	(0.60%)
2020	—	$1.12	to	$1.12	$0	2.71%	0.00%	to	0.00%	5.90%		to	5.90%
2019	—	$1.06	to	$1.06	$0	4.43%	0.00%	to	0.00%	2.29	%(5)	to	2.29	%(5)
Col VP Limited Duration Cr, Cl 2
2023	820	$1.20	to	$1.03	$875	2.34%	0.00%	to	0.90%	6.66%		to	5.70%
2022	1,388	$1.12	to	$0.97	$1,459	0.39%	0.00%	to	0.90%	(6.36%)		to	(7.20%)
2021	636	$1.20	to	$1.05	$681	1.39%	0.00%	to	0.90%	(0.84%)		to	(1.74%)
2020	569	$1.21	to	$1.06	$617	2.40%	0.00%	to	0.90%	5.57%		to	4.62%
2019	543	$1.14	to	$1.02	$560	1.99%	0.00%	to	0.90%	7.47%		to	6.50%
Col VP Long Govt/Cr Bond, Cl 1
2023	10	$1.03	to	$1.03	$10	3.45%	0.00%	to	0.00%	6.97%		to	6.97%
2022	11	$0.96	to	$0.96	$11	3.53%	0.00%	to	0.00%	(27.55%)		to	(27.55%)
2021	3	$1.33	to	$1.33	$3	2.54%	0.00%	to	0.00%	(3.21%)		to	(3.21%)
2020	1	$1.37	to	$1.37	$1	2.75%	0.00%	to	0.00%	17.25%		to	17.25%
2019	0	$1.17	to	$1.17	$0	4.66%	0.00%	to	0.00%	5.74	%(5)	to	5.74	%(5)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	153

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Long Govt/Cr Bond, Cl 2
2023	7	$1.18	to	$1.18	$9	3.12%	0.00%	to	0.00%	6.68%		to	6.68%
2022	7	$1.10	to	$1.10	$8	2.49%	0.00%	to	0.00%	(27.70%)		to	(27.70%)
2021	6	$1.53	to	$1.53	$10	1.75%	0.00%	to	0.00%	(3.47%)		to	(3.47%)
2020	6	$1.58	to	$1.58	$10	2.69%	0.00%	to	0.00%	17.07%		to	17.07%
2019	2	$1.35	to	$1.35	$2	0.33%	0.00%	to	0.00%	19.42%		to	19.42%
Col VP Overseas Core, Cl 1
2023	170	$1.33	to	$1.33	$225	1.79%	0.00%	to	0.00%	15.64%		to	15.64%
2022	140	$1.15	to	$1.15	$161	0.61%	0.00%	to	0.00%	(14.68%)		to	(14.68%)
2021	58	$1.35	to	$1.35	$78	1.39%	0.00%	to	0.00%	9.96%		to	9.96%
2020	—	$1.22	to	$1.22	$0	1.69%	0.00%	to	0.00%	9.11%		to	9.11%
2019	—	$1.12	to	$1.12	$0	3.96%	0.00%	to	0.00%	10.34	%(5)	to	10.34	%(5)
Col VP Overseas Core, Cl 2
2023	103	$1.77	to	$1.77	$183	1.71%	0.00%	to	0.00%	15.32%		to	15.32%
2022	101	$1.53	to	$1.53	$154	0.73%	0.00%	to	0.00%	(14.90%)		to	(14.90%)
2021	94	$1.80	to	$1.80	$170	1.10%	0.00%	to	0.00%	9.74%		to	9.74%
2020	80	$1.64	to	$1.64	$132	1.46%	0.00%	to	0.00%	8.83%		to	8.83%
2019	66	$1.51	to	$1.51	$99	1.81%	0.00%	to	0.00%	25.15%		to	25.15%
Col VP Overseas Core, Cl 3
2023	3,265	$1.32	to	$1.33	$4,688	1.82%	0.20%	to	0.90%	15.24%		to	14.44%
2022	3,464	$1.14	to	$1.16	$4,341	0.79%	0.20%	to	0.90%	15.40	%(8)	to	(15.56%)
2021	3,611	$1.55	to	$1.38	$5,339	1.18%	0.30%	to	0.90%	9.55%		to	8.90%
2020	3,879	$1.41	to	$1.27	$5,232	1.56%	0.30%	to	0.90%	8.60%		to	7.95%
2019	4,209	$1.30	to	$1.17	$5,266	1.97%	0.30%	to	0.90%	24.95%		to	24.20%
Col VP Select Lg Cap Val, Cl 1
2023	419	$1.57	to	$1.57	$659	—	0.00%	to	0.00%	5.39%		to	5.39%
2022	238	$1.49	to	$1.49	$355	—	0.00%	to	0.00%	(1.84%)		to	(1.84%)
2021	70	$1.52	to	$1.52	$106	—	0.00%	to	0.00%	26.29%		to	26.29%
2020	4	$1.20	to	$1.20	$5	—	0.00%	to	0.00%	7.08%		to	7.08%
2019	0	$1.12	to	$1.12	$0	—	0.00%	to	0.00%	11.84	%(5)	to	11.84	%(5)
Col VP Select Lg Cap Val, Cl 2
2023	44	$3.27	to	$3.27	$146	—	0.00%	to	0.00%	5.11%		to	5.11%
2022	39	$3.11	to	$3.11	$121	—	0.00%	to	0.00%	(2.06%)		to	(2.06%)
2021	34	$3.18	to	$3.18	$107	—	0.00%	to	0.00%	25.98%		to	25.98%
2020	32	$2.52	to	$2.52	$81	—	0.00%	to	0.00%	6.81%		to	6.81%
2019	28	$2.36	to	$2.36	$66	—	0.00%	to	0.00%	26.43%		to	26.43%
Col VP Select Lg Cap Val, Cl 3
2023	264	$1.17	to	$3.29	$911	—	0.20%	to	0.90%	5.02%		to	4.29%
2022	283	$1.11	to	$3.15	$940	—	0.20%	to	0.90%	12.68	%(8)	to	(2.83%)
2021	276	$2.41	to	$3.24	$928	—	0.30%	to	0.90%	25.77%		to	25.02%
2020	264	$1.91	to	$2.59	$710	—	0.30%	to	0.90%	6.63%		to	6.00%
2019	270	$1.79	to	$2.45	$694	—	0.30%	to	0.90%	26.16%		to	25.41%
Col VP Select Mid Cap Gro, Cl 1
2023	197	$1.59	to	$1.59	$313	—	0.00%	to	0.00%	25.24%		to	25.24%
2022	160	$1.27	to	$1.27	$203	—	0.00%	to	0.00%	(30.83%)		to	(30.83%)
2021	78	$1.84	to	$1.84	$143	—	0.00%	to	0.00%	16.57%		to	16.57%
2020	52	$1.58	to	$1.58	$82	—	0.00%	to	0.00%	35.42%		to	35.42%
2019	0	$1.16	to	$1.16	$0	—	0.00%	to	0.00%	8.21	%(5)	to	8.21	%(5)
Col VP Select Mid Cap Gro, Cl 2
2023	30	$3.18	to	$3.18	$95	—	0.00%	to	0.00%	24.92%		to	24.92%
2022	27	$2.55	to	$2.55	$70	—	0.00%	to	0.00%	(31.01%)		to	(31.01%)
2021	30	$3.69	to	$3.69	$109	—	0.00%	to	0.00%	16.27%		to	16.27%
2020	28	$3.17	to	$3.17	$90	—	0.00%	to	0.00%	35.08%		to	35.08%
2019	28	$2.35	to	$2.35	$67	—	0.00%	to	0.00%	34.83%		to	34.83%

154	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Mid Cap Gro, Cl 3
2023	256	$1.26	to	$4.41	$1,030	—	0.20%	to	0.90%	24.84%		to	23.97%
2022	220	$1.01	to	$3.56	$804	—	0.20%	to	0.90%	2.87	%(8)	to	(31.54%)
2021	245	$3.04	to	$5.20	$1,252	—	0.30%	to	0.90%	16.06%		to	15.36%
2020	244	$2.62	to	$4.51	$1,122	—	0.30%	to	0.90%	34.83%		to	34.02%
2019	246	$1.94	to	$3.36	$913	—	0.30%	to	0.90%	34.61%		to	33.81%
Col VP Select Mid Cap Val, Cl 1
2023	182	$1.60	to	$1.60	$290	—	0.00%	to	0.00%	10.30%		to	10.30%
2022	139	$1.45	to	$1.45	$201	—	0.00%	to	0.00%	(9.44%)		to	(9.44%)
2021	41	$1.60	to	$1.60	$66	—	0.00%	to	0.00%	32.33%		to	32.33%
2020	4	$1.21	to	$1.21	$5	—	0.00%	to	0.00%	7.48%		to	7.48%
2019	2	$1.12	to	$1.12	$2	—	0.00%	to	0.00%	9.78	%(5)	to	9.78	%(5)
Col VP Select Mid Cap Val, Cl 2
2023	51	$3.10	to	$3.10	$158	—	0.00%	to	0.00%	10.05%		to	10.05%
2022	47	$2.82	to	$2.82	$133	—	0.00%	to	0.00%	(9.66%)		to	(9.66%)
2021	39	$3.12	to	$3.12	$123	—	0.00%	to	0.00%	31.97%		to	31.97%
2020	35	$2.36	to	$2.36	$84	—	0.00%	to	0.00%	7.25%		to	7.25%
2019	28	$2.20	to	$2.20	$61	—	0.00%	to	0.00%	31.25%		to	31.25%
Col VP Select Mid Cap Val, Cl 3
2023	250	$1.19	to	$3.06	$906	—	0.20%	to	0.90%	9.96%		to	9.20%
2022	216	$1.08	to	$2.80	$800	—	0.20%	to	0.90%	9.03	%(8)	to	(10.37%)
2021	224	$2.35	to	$3.13	$938	—	0.30%	to	0.90%	31.74%		to	30.95%
2020	229	$1.78	to	$2.39	$726	—	0.30%	to	0.90%	7.09%		to	6.45%
2019	244	$1.66	to	$2.25	$724	—	0.30%	to	0.90%	31.03%		to	30.24%
Col VP Select Sm Cap Val, Cl 1
2023	71	$1.39	to	$1.39	$99	—	0.00%	to	0.00%	13.14%		to	13.14%
2022	47	$1.23	to	$1.23	$57	—	0.00%	to	0.00%	(14.70%)		to	(14.70%)
2021	19	$1.44	to	$1.44	$27	—	0.00%	to	0.00%	30.93%		to	30.93%
2020	6	$1.10	to	$1.10	$7	—	0.00%	to	0.00%	9.19%		to	9.19%
2019	—	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	5.21	%(5)	to	5.21	%(5)
Col VP Select Sm Cap Val, Cl 2
2023	54	$2.79	to	$2.79	$150	—	0.00%	to	0.00%	12.85%		to	12.85%
2022	50	$2.47	to	$2.47	$123	—	0.00%	to	0.00%	(14.93%)		to	(14.93%)
2021	41	$2.90	to	$2.90	$119	—	0.00%	to	0.00%	30.62%		to	30.62%
2020	37	$2.22	to	$2.22	$82	—	0.00%	to	0.00%	8.92%		to	8.92%
2019	33	$2.04	to	$2.04	$67	—	0.00%	to	0.00%	17.44%		to	17.44%
Col VP Select Sm Cap Val, Cl 3
2023	270	$1.19	to	$3.89	$1,118	—	0.20%	to	0.90%	12.75%		to	11.97%
2022	254	$1.05	to	$3.48	$1,013	—	0.20%	to	0.90%	5.87	%(8)	to	(15.58%)
2021	267	$2.09	to	$4.12	$1,261	—	0.30%	to	0.90%	30.41%		to	29.63%
2020	328	$1.60	to	$3.18	$1,182	—	0.30%	to	0.90%	8.73%		to	8.08%
2019	359	$1.47	to	$2.94	$1,202	—	0.30%	to	0.90%	17.23%		to	16.53%
Col VP Sel Gbl Tech, Cl 1
2023	147	$1.25	to	$1.25	$184	—	0.00%	to	0.00%	45.28%		to	45.28%
2022	71	$0.86	to	$0.86	$61	—	0.00%	to	0.00%	(15.48	%)(7)	to	(15.48	%)(7)
Col VP Sel Gbl Tech, Cl 2
2023	33	$1.25	to	$1.25	$41	—	0.00%	to	0.00%	44.87%		to	44.87%
2022	2	$0.86	to	$0.86	$2	—	0.00%	to	0.00%	(15.57	%)(7)	to	(15.57	%)(7)
Col VP Strategic Inc, Cl 1
2023	128	$1.13	to	$1.13	$145	3.67%	0.00%	to	0.00%	9.67%		to	9.67%
2022	92	$1.03	to	$1.03	$95	2.87%	0.00%	to	0.00%	(11.37%)		to	(11.37%)
2021	73	$1.17	to	$1.17	$85	5.75%	0.00%	to	0.00%	2.09%		to	2.09%
2020	57	$1.14	to	$1.14	$65	4.79%	0.00%	to	0.00%	6.82%		to	6.82%
2019	—	$1.07	to	$1.07	$0	7.17%	0.00%	to	0.00%	2.95	%(5)	to	2.95	%(5)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	155

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Strategic Inc, Cl 2
2023	132	$1.36	to	$1.36	$180	3.31%	0.00%	to	0.00%	9.20%		to	9.20%
2022	103	$1.25	to	$1.25	$128	2.45%	0.00%	to	0.00%	(11.52%)		to	(11.52%)
2021	110	$1.41	to	$1.41	$155	5.10%	0.00%	to	0.00%	1.63%		to	1.63%
2020	111	$1.39	to	$1.39	$154	3.36%	0.00%	to	0.00%	6.62%		to	6.62%
2019	77	$1.30	to	$1.30	$101	4.15%	0.00%	to	0.00%	10.22%		to	10.22%
Col VP US Govt Mtge, Cl 1
2023	17	$1.00	to	$1.00	$17	3.16%	0.00%	to	0.00%	5.70%		to	5.70%
2022	13	$0.94	to	$0.94	$12	2.52%	0.00%	to	0.00%	(14.14%)		to	(14.14%)
2021	6	$1.10	to	$1.10	$6	1.78%	0.00%	to	0.00%	(0.95%)		to	(0.95%)
2020	2	$1.11	to	$1.11	$2	4.40%	0.00%	to	0.00%	5.09%		to	5.09%
2019	—	$1.06	to	$1.06	$0	5.18%	0.00%	to	0.00%	2.15	%(5)	to	2.15	%(5)
Col VP US Govt Mtge, Cl 2
2023	17	$1.12	to	$1.12	$19	2.64%	0.00%	to	0.00%	5.43%		to	5.43%
2022	9	$1.06	to	$1.06	$10	2.03%	0.00%	to	0.00%	(14.32%)		to	(14.32%)
2021	5	$1.24	to	$1.24	$7	1.85%	0.00%	to	0.00%	(1.20%)		to	(1.20%)
2020	4	$1.26	to	$1.26	$6	2.43%	0.00%	to	0.00%	4.85%		to	4.85%
2019	4	$1.20	to	$1.20	$5	2.55%	0.00%	to	0.00%	6.50%		to	6.50%
Col VP US Govt Mtge, Cl 3
2023	982	$1.07	to	$1.29	$1,186	2.66%	0.20%	to	0.90%	5.35%		to	4.61%
2022	993	$1.02	to	$1.24	$1,145	2.02%	0.20%	to	0.90%	2.31	%(8)	to	(15.03%)
2021	1,027	$1.26	to	$1.46	$1,391	1.95%	0.30%	to	0.90%	(1.36%)		to	(1.96%)
2020	1,040	$1.27	to	$1.49	$1,435	2.43%	0.30%	to	0.90%	4.64%		to	4.01%
2019	1,066	$1.22	to	$1.43	$1,413	2.65%	0.30%	to	0.90%	6.29%		to	5.66%
CS Commodity Return, Cl 1
2023	485	$0.88	to	$0.61	$406	20.79%	0.20%	to	0.90%	(9.30%)		to	(9.93%)
2022	538	$0.97	to	$0.68	$501	15.76%	0.20%	to	0.90%	(2.05	%)(8)	to	14.99%
2021	491	$0.82	to	$0.59	$391	4.98%	0.30%	to	0.90%	27.52%		to	26.75%
2020	510	$0.64	to	$0.46	$296	5.78%	0.30%	to	0.90%	(1.77%)		to	(2.36%)
2019	553	$0.65	to	$0.48	$317	0.87%	0.30%	to	0.90%	6.37%		to	5.73%
CTIVP AC Div Bond, Cl 1
2023	30	$1.05	to	$1.05	$31	3.37%	0.00%	to	0.00%	5.59%		to	5.59%
2022	31	$0.99	to	$0.99	$30	3.72%	0.00%	to	0.00%	(15.29%)		to	(15.29%)
2021	8	$1.17	to	$1.17	$9	1.74%	0.00%	to	0.00%	0.45%		to	0.45%
2020	2	$1.16	to	$1.16	$3	0.44%	0.00%	to	0.00%	8.55%		to	8.55%
2019	0	$1.07	to	$1.07	$0	10.24%	0.00%	to	0.00%	2.34	%(5)	to	2.34	%(5)
CTIVP AC Div Bond, Cl 2
2023	16	$1.16	to	$1.16	$18	3.10%	0.00%	to	0.00%	5.33%		to	5.33%
2022	16	$1.10	to	$1.10	$17	2.92%	0.00%	to	0.00%	(15.51%)		to	(15.51%)
2021	14	$1.30	to	$1.30	$18	2.31%	0.00%	to	0.00%	0.29%		to	0.29%
2020	0	$1.30	to	$1.30	$1	2.73%	0.00%	to	0.00%	8.24%		to	8.24%
2019	2	$1.20	to	$1.20	$2	5.17%	0.00%	to	0.00%	9.40%		to	9.40%
CTIVP BR Gl Infl Prot Sec, Cl 1
2023	36	$1.04	to	$1.04	$38	9.56%	0.00%	to	0.00%	4.10%		to	4.10%
2022	58	$1.00	to	$1.00	$58	2.80%	0.00%	to	0.00%	(17.51%)		to	(17.51%)
2021	45	$1.21	to	$1.21	$54	0.66%	0.00%	to	0.00%	4.56%		to	4.56%
2020	7	$1.16	to	$1.16	$8	0.69%	0.00%	to	0.00%	9.37%		to	9.37%
2019	6	$1.06	to	$1.06	$7	0.18%	0.00%	to	0.00%	0.83	%(5)	to	0.83	%(5)
CTIVP BR Gl Infl Prot Sec, Cl 2
2023	14	$1.18	to	$1.18	$17	8.11%	0.00%	to	0.00%	3.89%		to	3.89%
2022	17	$1.14	to	$1.14	$19	4.47%	0.00%	to	0.00%	(17.69%)		to	(17.69%)
2021	15	$1.38	to	$1.38	$21	0.55%	0.00%	to	0.00%	4.43%		to	4.43%
2020	16	$1.33	to	$1.33	$21	0.46%	0.00%	to	0.00%	8.97%		to	8.97%
2019	18	$1.22	to	$1.22	$22	2.99%	0.00%	to	0.00%	7.63%		to	7.63%

156	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP BR Gl Infl Prot Sec, Cl 3
2023	400	$1.07	to	$1.46	$555	8.72%	0.20%	to	0.90%	3.75%		to	3.02%
2022	421	$1.03	to	$1.41	$568	4.44%	0.20%	to	0.90%	5.32	%(8)	to	(18.32%)
2021	437	$1.40	to	$1.73	$720	0.68%	0.30%	to	0.90%	4.17%		to	3.54%
2020	429	$1.34	to	$1.67	$682	0.56%	0.30%	to	0.90%	8.79%		to	8.14%
2019	470	$1.23	to	$1.54	$692	3.17%	0.30%	to	0.90%	7.49%		to	6.85%
CTIVP CenterSquare Real Est, Cl 1
2023	49	$1.29	to	$1.29	$64	2.17%	0.00%	to	0.00%	13.76%		to	13.76%
2022	38	$1.14	to	$1.14	$43	1.71%	0.00%	to	0.00%	(24.12%)		to	(24.12%)
2021	22	$1.50	to	$1.50	$33	1.38%	0.00%	to	0.00%	41.44%		to	41.44%
2020	16	$1.06	to	$1.06	$17	0.72%	0.00%	to	0.00%	(4.86%)		to	(4.86%)
2019	0	$1.11	to	$1.11	$0	2.21%	0.00%	to	0.00%	5.32	%(5)	to	5.32	%(5)
CTIVP CenterSquare Real Est, Cl 2
2023	115	$1.85	to	$1.85	$213	1.81%	0.00%	to	0.00%	13.56%		to	13.56%
2022	121	$1.63	to	$1.63	$197	1.33%	0.00%	to	0.00%	(24.33%)		to	(24.33%)
2021	116	$2.16	to	$2.16	$251	1.13%	0.00%	to	0.00%	41.20%		to	41.20%
2020	95	$1.53	to	$1.53	$146	4.29%	0.00%	to	0.00%	(5.19%)		to	(5.19%)
2019	86	$1.61	to	$1.61	$139	1.64%	0.00%	to	0.00%	26.16%		to	26.16%
CTIVP MFS Val, Cl 1
2023	136	$1.53	to	$1.53	$208	—	0.00%	to	0.00%	8.04%		to	8.04%
2022	90	$1.41	to	$1.41	$127	—	0.00%	to	0.00%	(6.10%)		to	(6.10%)
2021	43	$1.51	to	$1.51	$64	—	0.00%	to	0.00%	25.43%		to	25.43%
2020	24	$1.20	to	$1.20	$29	—	0.00%	to	0.00%	3.57%		to	3.57%
2019	21	$1.16	to	$1.16	$24	—	0.00%	to	0.00%	9.71	%(5)	to	9.71	%(5)
CTIVP MFS Val, Cl 2
2023	85	$2.96	to	$2.96	$252	—	0.00%	to	0.00%	7.77%		to	7.77%
2022	69	$2.75	to	$2.75	$191	—	0.00%	to	0.00%	(6.36%)		to	(6.36%)
2021	67	$2.94	to	$2.94	$196	—	0.00%	to	0.00%	25.11%		to	25.11%
2020	65	$2.35	to	$2.35	$153	—	0.00%	to	0.00%	3.34%		to	3.34%
2019	78	$2.27	to	$2.27	$177	—	0.00%	to	0.00%	29.51%		to	29.51%
CTIVP MS Adv, Cl 1
2023	104	$1.45	to	$1.45	$151	—	0.00%	to	0.00%	31.00%		to	31.00%
2022	85	$1.11	to	$1.11	$94	—	0.00%	to	0.00%	(41.07%)		to	(41.07%)
2021	16	$1.88	to	$1.88	$31	—	0.00%	to	0.00%	(4.11%)		to	(4.11%)
2020	4	$1.96	to	$1.96	$9	—	0.00%	to	0.00%	75.91%		to	75.91%
2019	0	$1.11	to	$1.11	$0	—	0.00%	to	0.00%	(0.42	%)(5)	to	(0.42	%)(5)
CTIVP MS Adv, Cl 2
2023	21	$3.35	to	$3.35	$71	—	0.00%	to	0.00%	30.62%		to	30.62%
2022	20	$2.57	to	$2.57	$51	—	0.00%	to	0.00%	(41.21%)		to	(41.21%)
2021	21	$4.37	to	$4.37	$90	—	0.00%	to	0.00%	(4.35%)		to	(4.35%)
2020	13	$4.57	to	$4.57	$59	—	0.00%	to	0.00%	75.49%		to	75.49%
2019	7	$2.60	to	$2.60	$19	—	0.00%	to	0.00%	26.86%		to	26.86%
CTIVP Prin Blue Chip Gro, Cl 1
2023	64	$1.84	to	$1.84	$119	—	0.00%	to	0.00%	39.54%		to	39.54%
2022	55	$1.32	to	$1.32	$73	—	0.00%	to	0.00%	(28.00%)		to	(28.00%)
2021	38	$1.84	to	$1.84	$70	—	0.00%	to	0.00%	18.57%		to	18.57%
2020	1	$1.55	to	$1.55	$2	—	0.00%	to	0.00%	31.93%		to	31.93%
2019	—	$1.17	to	$1.17	$0	—	0.00%	to	0.00%	7.59	%(5)	to	7.59	%(5)
CTIVP Prin Blue Chip Gro, Cl 2
2023	18	$4.37	to	$4.37	$78	—	0.00%	to	0.00%	39.21%		to	39.21%
2022	17	$3.14	to	$3.14	$54	—	0.00%	to	0.00%	(28.19%)		to	(28.19%)
2021	18	$4.37	to	$4.37	$79	—	0.00%	to	0.00%	18.28%		to	18.28%
2020	17	$3.70	to	$3.70	$65	—	0.00%	to	0.00%	31.61%		to	31.61%
2019	17	$2.81	to	$2.81	$47	—	0.00%	to	0.00%	31.43%		to	31.43%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	157

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP T Rowe Price LgCap Val, Cl 1
2023	122	$1.53	to	$1.53	$187	—	0.00%	to	0.00%	9.59%		to	9.59%
2022	82	$1.40	to	$1.40	$115	—	0.00%	to	0.00%	(4.96%)		to	(4.96%)
2021	70	$1.47	to	$1.47	$103	—	0.00%	to	0.00%	25.29%		to	25.29%
2020	12	$1.17	to	$1.17	$14	—	0.00%	to	0.00%	2.67%		to	2.67%
2019	—	$1.14	to	$1.14	$0	—	0.00%	to	0.00%	9.26	%(5)	to	9.26	%(5)
CTIVP T Rowe Price LgCap Val, Cl 2
2023	52	$2.52	to	$2.52	$131	—	0.00%	to	0.00%	9.28%		to	9.28%
2022	50	$2.31	to	$2.31	$114	—	0.00%	to	0.00%	(5.17%)		to	(5.17%)
2021	40	$2.43	to	$2.43	$98	—	0.00%	to	0.00%	24.98%		to	24.98%
2020	29	$1.95	to	$1.95	$57	—	0.00%	to	0.00%	2.43%		to	2.43%
2019	14	$1.90	to	$1.90	$26	—	0.00%	to	0.00%	26.22%		to	26.22%
CTIVP TCW Core Plus Bond, Cl 1
2023	83	$1.05	to	$1.05	$87	2.36%	0.00%	to	0.00%	5.92%		to	5.92%
2022	59	$0.99	to	$0.99	$58	1.16%	0.00%	to	0.00%	(14.19%)		to	(14.19%)
2021	46	$1.16	to	$1.16	$53	1.38%	0.00%	to	0.00%	(1.14%)		to	(1.14%)
2020	41	$1.17	to	$1.17	$48	3.12%	0.00%	to	0.00%	8.88%		to	8.88%
2019	0	$1.07	to	$1.07	$0	3.28%	0.00%	to	0.00%	2.59	%(5)	to	2.59	%(5)
CTIVP TCW Core Plus Bond, Cl 2
2023	36	$1.13	to	$1.13	$41	1.96%	0.00%	to	0.00%	5.54%		to	5.54%
2022	20	$1.07	to	$1.07	$21	0.87%	0.00%	to	0.00%	(14.31%)		to	(14.31%)
2021	21	$1.25	to	$1.25	$26	1.16%	0.00%	to	0.00%	(1.41%)		to	(1.41%)
2020	18	$1.27	to	$1.27	$23	2.53%	0.00%	to	0.00%	8.67%		to	8.67%
2019	6	$1.17	to	$1.17	$7	2.83%	0.00%	to	0.00%	8.58%		to	8.58%
CTIVP Vty Sycamore Estb Val, Cl 1
2023	322	$1.72	to	$1.72	$554	—	0.00%	to	0.00%	9.92%		to	9.92%
2022	233	$1.57	to	$1.57	$365	—	0.00%	to	0.00%	(2.75%)		to	(2.75%)
2021	91	$1.61	to	$1.61	$146	—	0.00%	to	0.00%	31.90%		to	31.90%
2020	19	$1.22	to	$1.22	$23	—	0.00%	to	0.00%	8.05%		to	8.05%
2019	14	$1.13	to	$1.13	$16	—	0.00%	to	0.00%	9.03	%(5)	to	9.03	%(5)
CTIVP Vty Sycamore Estb Val, Cl 2
2023	144	$3.70	to	$3.70	$535	—	0.00%	to	0.00%	9.67%		to	9.67%
2022	133	$3.37	to	$3.37	$447	—	0.00%	to	0.00%	(3.00%)		to	(3.00%)
2021	128	$3.48	to	$3.48	$446	—	0.00%	to	0.00%	31.55%		to	31.55%
2020	130	$2.64	to	$2.64	$343	—	0.00%	to	0.00%	7.80%		to	7.80%
2019	103	$2.45	to	$2.45	$254	—	0.00%	to	0.00%	27.85%		to	27.85%
CTIVP Vty Sycamore Estb Val, Cl 3
2023	271	$1.21	to	$4.11	$1,248	—	0.20%	to	0.90%	9.59%		to	8.83%
2022	256	$1.10	to	$3.78	$1,135	—	0.20%	to	0.90%	10.35	%(8)	to	(3.75%)
2021	273	$2.76	to	$3.92	$1,267	—	0.30%	to	0.90%	31.35%		to	30.57%
2020	267	$2.10	to	$3.00	$919	—	0.30%	to	0.90%	7.58%		to	6.94%
2019	260	$1.95	to	$2.81	$817	—	0.30%	to	0.90%	27.63%		to	26.86%
CTIVP Westfield Mid Cap Gro, Cl 1
2023	49	$1.68	to	$1.68	$82	—	0.00%	to	0.00%	25.48%		to	25.48%
2022	38	$1.34	to	$1.34	$50	—	0.00%	to	0.00%	(25.60%)		to	(25.60%)
2021	8	$1.80	to	$1.80	$14	—	0.00%	to	0.00%	16.72%		to	16.72%
2020	1	$1.54	to	$1.54	$2	—	0.00%	to	0.00%	27.50%		to	27.50%
2019	0	$1.21	to	$1.21	$0	—	0.00%	to	0.00%	12.05	%(5)	to	12.05	%(5)
CTIVP Westfield Mid Cap Gro, Cl 2
2023	22	$3.23	to	$3.23	$70	—	0.00%	to	0.00%	25.17%		to	25.17%
2022	21	$2.58	to	$2.58	$55	—	0.00%	to	0.00%	(25.79%)		to	(25.79%)
2021	23	$3.47	to	$3.47	$81	—	0.00%	to	0.00%	16.41%		to	16.41%
2020	20	$2.98	to	$2.98	$61	—	0.00%	to	0.00%	27.18%		to	27.18%
2019	11	$2.35	to	$2.35	$25	—	0.00%	to	0.00%	41.80%		to	41.80%

158	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Del Ivy VIP Asset Strategy, Cl II
2023	37	$1.53	to	$1.32	$55	1.78%	0.00%	to	0.90%	13.94%		to	12.92%
2022	50	$1.35	to	$1.17	$63	1.60%	0.00%	to	0.90%	(14.74%)		to	(15.50%)
2021	51	$1.58	to	$1.38	$74	1.32%	0.00%	to	0.90%	10.44%		to	9.45%
2020	94	$1.43	to	$1.26	$124	1.95%	0.00%	to	0.90%	13.88%		to	12.86%
2019	123	$1.26	to	$1.12	$142	2.46%	0.00%	to	0.90%	21.78%		to	20.69%
DWS Alt Asset Alloc VIP, Cl A
2023	22	$1.25	to	$1.25	$27	5.79%	0.00%	to	0.00%	6.19%		to	6.19%
2022	10	$1.18	to	$1.18	$12	3.95%	0.00%	to	0.00%	(7.42%)		to	(7.42%)
2021	1	$1.28	to	$1.28	$2	1.99%	0.00%	to	0.00%	12.74%		to	12.74%
2020	0	$1.13	to	$1.13	$1	0.99%	0.00%	to	0.00%	5.71%		to	5.71%
2019	—	$1.07	to	$1.07	$0	7.09%	0.00%	to	0.00%	4.22	%(5)	to	4.22	%(5)
DWS Alt Asset Alloc VIP, Cl B
2023	202	$1.31	to	$1.13	$261	6.38%	0.00%	to	0.90%	5.67%		to	4.73%
2022	207	$1.24	to	$1.08	$252	6.92%	0.00%	to	0.90%	(7.74%)		to	(8.57%)
2021	202	$1.35	to	$1.18	$265	1.64%	0.00%	to	0.90%	12.35%		to	11.34%
2020	199	$1.20	to	$1.06	$233	2.37%	0.00%	to	0.90%	5.32%		to	4.38%
2019	186	$1.14	to	$1.02	$207	3.44%	0.00%	to	0.90%	14.35%		to	13.32%
EV VT Floating-Rate Inc, Init Cl
2023	883	$1.13	to	$1.53	$1,426	8.20%	0.20%	to	0.90%	10.99%		to	10.22%
2022	889	$1.02	to	$1.39	$1,301	4.64%	0.20%	to	0.90%	1.54	%(8)	to	(3.61%)
2021	827	$1.25	to	$1.44	$1,253	2.90%	0.30%	to	0.90%	3.32%		to	2.70%
2020	895	$1.21	to	$1.40	$1,276	3.31%	0.30%	to	0.90%	1.69%		to	1.09%
2019	1,032	$1.19	to	$1.39	$1,492	4.29%	0.30%	to	0.90%	6.76%		to	6.12%
Fid VIP Contrafund, Init Cl
2023	367	$1.92	to	$1.92	$703	0.53%	0.00%	to	0.00%	33.45%		to	33.45%
2022	285	$1.44	to	$1.44	$409	0.74%	0.00%	to	0.00%	(26.31%)		to	(26.31%)
2021	151	$1.95	to	$1.95	$295	0.04%	0.00%	to	0.00%	27.83%		to	27.83%
2020	62	$1.52	to	$1.52	$95	0.31%	0.00%	to	0.00%	30.57%		to	30.57%
2019	19	$1.17	to	$1.17	$22	1.70%	0.00%	to	0.00%	8.97	%(5)	to	8.97	%(5)
Fid VIP Contrafund, Serv Cl 2
2023	1,340	$3.79	to	$3.68	$5,897	0.26%	0.00%	to	0.90%	33.12%		to	31.93%
2022	1,450	$2.85	to	$2.79	$4,762	0.26%	0.00%	to	0.90%	(26.49%)		to	(27.14%)
2021	1,514	$3.87	to	$3.83	$6,736	0.03%	0.00%	to	0.90%	27.51%		to	26.37%
2020	1,642	$3.04	to	$3.03	$5,736	0.08%	0.00%	to	0.90%	30.23%		to	29.07%
2019	1,819	$2.33	to	$2.35	$4,800	0.22%	0.00%	to	0.90%	31.28%		to	30.10%
Fid VIP Gro & Inc, Serv Cl
2023	906	$6.32	to	$3.89	$4,579	1.56%	0.45%	to	0.90%	18.05%		to	17.52%
2022	1,035	$5.35	to	$3.31	$4,385	1.57%	0.45%	to	0.90%	(5.45%)		to	(5.87%)
2021	1,114	$5.66	to	$3.52	$4,961	2.34%	0.45%	to	0.90%	25.20%		to	24.64%
2020	1,147	$4.52	to	$2.82	$4,071	2.06%	0.45%	to	0.90%	7.25%		to	6.77%
2019	1,207	$4.21	to	$2.64	$4,004	3.56%	0.45%	to	0.90%	29.36%		to	28.78%
Fid VIP Gro & Inc, Serv Cl 2
2023	866	$1.29	to	$4.48	$2,266	1.51%	0.20%	to	0.90%	18.13%		to	17.32%
2022	875	$1.09	to	$3.82	$1,993	1.52%	0.20%	to	0.90%	10.16	%(8)	to	(6.02%)
2021	876	$2.43	to	$4.06	$2,112	2.23%	0.30%	to	0.90%	25.26%		to	24.51%
2020	924	$1.94	to	$3.26	$1,780	1.93%	0.30%	to	0.90%	7.27%		to	6.63%
2019	967	$1.81	to	$3.06	$1,749	3.37%	0.30%	to	0.90%	29.29%		to	28.52%
Fid VIP Mid Cap, Init Cl
2023	279	$1.55	to	$1.55	$434	0.64%	0.00%	to	0.00%	15.08%		to	15.08%
2022	242	$1.35	to	$1.35	$327	0.71%	0.00%	to	0.00%	(14.74%)		to	(14.74%)
2021	119	$1.58	to	$1.58	$189	0.79%	0.00%	to	0.00%	25.60%		to	25.60%
2020	57	$1.26	to	$1.26	$73	1.55%	0.00%	to	0.00%	18.19%		to	18.19%
2019	0	$1.07	to	$1.07	$0	2.02%	0.00%	to	0.00%	7.10	%(5)	to	7.10	%(5)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	159

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Mid Cap, Serv Cl
2023	974	$5.37	to	$6.40	$5,693	0.51%	0.45%	to	0.90%	14.49%		to	13.98%
2022	1,062	$4.69	to	$5.61	$5,429	0.40%	0.45%	to	0.90%	(15.24%)		to	(15.62%)
2021	1,134	$5.53	to	$6.65	$6,880	0.51%	0.45%	to	0.90%	24.94%		to	24.38%
2020	1,205	$4.43	to	$5.35	$5,875	0.56%	0.45%	to	0.90%	17.51%		to	16.98%
2019	1,283	$3.77	to	$4.57	$5,350	0.79%	0.45%	to	0.90%	22.79%		to	22.24%
Fid VIP Mid Cap, Serv Cl 2
2023	2,434	$2.92	to	$6.05	$5,572	0.38%	0.00%	to	0.90%	14.80%		to	13.78%
2022	2,546	$2.55	to	$5.31	$5,126	0.27%	0.00%	to	0.90%	(14.97%)		to	(15.73%)
2021	2,636	$3.00	to	$6.30	$6,271	0.37%	0.00%	to	0.90%	25.31%		to	24.18%
2020	2,664	$2.39	to	$5.08	$5,083	0.40%	0.00%	to	0.90%	17.87%		to	16.81%
2019	2,874	$2.03	to	$4.35	$4,711	0.66%	0.00%	to	0.90%	23.17%		to	22.07%
Fid VIP Overseas, Serv Cl
2023	570	$3.17	to	$2.19	$1,471	0.94%	0.45%	to	0.90%	19.87%		to	19.33%
2022	605	$2.65	to	$1.84	$1,301	0.95%	0.45%	to	0.90%	(24.92%)		to	(25.26%)
2021	644	$3.52	to	$2.46	$1,833	0.44%	0.45%	to	0.90%	19.04%		to	18.50%
2020	663	$2.96	to	$2.07	$1,591	0.37%	0.45%	to	0.90%	14.98%		to	14.46%
2019	662	$2.57	to	$1.81	$1,371	1.66%	0.45%	to	0.90%	27.10%		to	26.53%
Fid VIP Overseas, Serv Cl 2
2023	708	$1.37	to	$3.05	$1,224	0.83%	0.20%	to	0.90%	19.98%		to	19.15%
2022	682	$1.14	to	$2.56	$984	0.86%	0.20%	to	0.90%	15.16	%(8)	to	(25.36%)
2021	682	$1.94	to	$3.43	$1,312	0.34%	0.30%	to	0.90%	19.03%		to	18.32%
2020	600	$1.63	to	$2.90	$977	0.20%	0.30%	to	0.90%	14.99%		to	14.30%
2019	714	$1.42	to	$2.54	$1,010	1.37%	0.30%	to	0.90%	27.12%		to	26.36%
Fid VIP Strategic Inc, Init Cl
2023	312	$1.15	to	$1.15	$359	5.34%	0.00%	to	0.00%	9.41%		to	9.41%
2022	178	$1.05	to	$1.05	$188	4.92%	0.00%	to	0.00%	(11.26%)		to	(11.26%)
2021	97	$1.19	to	$1.19	$115	5.17%	0.00%	to	0.00%	3.74%		to	3.74%
2020	12	$1.14	to	$1.14	$14	38.78%	0.00%	to	0.00%	7.51%		to	7.51%
2019	—	$1.06	to	$1.06	$0	6.26%	0.00%	to	0.00%	2.50	%(5)	to	2.50	%(5)
Fid VIP Strategic Inc, Serv Cl 2
2023	17	$1.37	to	$1.37	$23	4.57%	0.00%	to	0.00%	9.18%		to	9.18%
2022	15	$1.26	to	$1.26	$19	1.96%	0.00%	to	0.00%	(11.52%)		to	(11.52%)
2021	27	$1.42	to	$1.42	$38	2.59%	0.00%	to	0.00%	3.53%		to	3.53%
2020	23	$1.37	to	$1.37	$32	2.98%	0.00%	to	0.00%	7.16%		to	7.16%
2019	23	$1.28	to	$1.28	$29	3.71%	0.00%	to	0.00%	10.66%		to	10.66%
Frank Global Real Est, Cl 2
2023	890	$1.21	to	$2.77	$2,039	2.92%	0.20%	to	0.90%	11.21%		to	10.44%
2022	920	$1.09	to	$2.51	$1,957	2.39%	0.20%	to	0.90%	10.23	%(8)	to	(26.72%)
2021	940	$1.72	to	$3.43	$2,744	0.89%	0.30%	to	0.90%	26.41%		to	25.66%
2020	898	$1.36	to	$2.73	$2,127	3.20%	0.30%	to	0.90%	(5.67%)		to	(6.24%)
2019	947	$1.44	to	$2.91	$2,410	2.62%	0.30%	to	0.90%	22.01%		to	21.28%
Frank Inc, Cl 1
2023	36	$1.31	to	$1.31	$47	5.34%	0.00%	to	0.00%	8.87%		to	8.87%
2022	8	$1.21	to	$1.21	$9	3.30%	0.00%	to	0.00%	(5.24%)		to	(5.24%)
2021	2	$1.27	to	$1.27	$3	0.60%	0.00%	to	0.00%	17.01%		to	17.01%
2020	—	$1.09	to	$1.09	$0	5.91%	0.00%	to	0.00%	0.97%		to	0.97%
2019	—	$1.08	to	$1.08	$0	10.16%	0.00%	to	0.00%	4.62	%(5)	to	4.62	%(5)
Frank Inc, Cl 2
2023	310	$1.71	to	$1.38	$446	5.15%	0.00%	to	0.90%	8.62%		to	7.65%
2022	284	$1.58	to	$1.28	$375	4.85%	0.00%	to	0.90%	(5.47%)		to	(6.32%)
2021	254	$1.67	to	$1.37	$361	4.67%	0.00%	to	0.90%	16.75%		to	15.71%
2020	252	$1.43	to	$1.18	$309	6.22%	0.00%	to	0.90%	0.69%		to	(0.21%)
2019	205	$1.42	to	$1.18	$245	4.95%	0.00%	to	0.90%	16.06%		to	15.02%

160	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Mutual Shares, Cl 1
2023	19	$1.34	to	$1.34	$25	2.04%	0.00%	to	0.00%	13.73%		to	13.73%
2022	15	$1.17	to	$1.17	$18	2.59%	0.00%	to	0.00%	(7.15%)		to	(7.15%)
2021	12	$1.26	to	$1.26	$15	3.03%	0.00%	to	0.00%	19.52%		to	19.52%
2020	22	$1.06	to	$1.06	$23	2.61%	0.00%	to	0.00%	(4.85%)		to	(4.85%)
2019	10	$1.11	to	$1.11	$11	0.07%	0.00%	to	0.00%	8.95	%(5)	to	8.95	%(5)
Frank Mutual Shares, Cl 2
2023	593	$2.17	to	$3.08	$1,693	1.84%	0.00%	to	0.90%	13.46%		to	12.45%
2022	679	$1.91	to	$2.74	$1,662	1.86%	0.00%	to	0.90%	(7.43%)		to	(8.26%)
2021	690	$2.06	to	$2.99	$1,850	2.89%	0.00%	to	0.90%	19.17%		to	18.10%
2020	705	$1.73	to	$2.53	$1,607	2.82%	0.00%	to	0.90%	(5.04%)		to	(5.89%)
2019	733	$1.82	to	$2.69	$1,796	1.82%	0.00%	to	0.90%	22.57%		to	21.47%
Frank Sm Cap Val, Cl 1
2023	143	$1.48	to	$1.48	$212	0.72%	0.00%	to	0.00%	13.02%		to	13.02%
2022	82	$1.31	to	$1.31	$108	1.20%	0.00%	to	0.00%	(9.82%)		to	(9.82%)
2021	33	$1.45	to	$1.45	$47	1.10%	0.00%	to	0.00%	25.67%		to	25.67%
2020	17	$1.16	to	$1.16	$19	1.12%	0.00%	to	0.00%	5.41%		to	5.41%
2019	2	$1.10	to	$1.10	$3	0.26%	0.00%	to	0.00%	15.15	%(5)	to	15.15	%(5)
Frank Sm Cap Val, Cl 2
2023	679	$2.86	to	$6.26	$2,856	0.52%	0.00%	to	0.90%	12.75%		to	11.74%
2022	661	$2.54	to	$5.60	$2,614	0.98%	0.00%	to	0.90%	(10.06%)		to	(10.87%)
2021	692	$2.82	to	$6.29	$3,092	1.00%	0.00%	to	0.90%	25.37%		to	24.24%
2020	683	$2.25	to	$5.06	$2,456	1.47%	0.00%	to	0.90%	5.19%		to	4.25%
2019	700	$2.14	to	$4.85	$2,441	1.05%	0.00%	to	0.90%	26.35%		to	25.22%
GS VIT Mid Cap Val, Inst
2023	1,275	$1.20	to	$6.87	$6,093	1.01%	0.20%	to	0.90%	11.20%		to	10.42%
2022	1,381	$1.08	to	$6.23	$5,910	0.68%	0.20%	to	0.90%	8.14	%(8)	to	(10.79%)
2021	1,440	$2.27	to	$6.98	$6,993	0.48%	0.30%	to	0.90%	30.56%		to	29.78%
2020	1,564	$1.74	to	$5.38	$5,804	0.62%	0.30%	to	0.90%	8.08%		to	7.43%
2019	1,721	$1.61	to	$5.01	$6,002	0.79%	0.30%	to	0.90%	31.13%		to	30.35%
GS VIT Multi-Strategy Alt, Advisor
2023	34	$1.10	to	$1.01	$36	5.67%	0.00%	to	0.90%	7.53%		to	6.57%
2022	43	$1.02	to	$0.95	$42	3.23%	0.00%	to	0.90%	(6.85%)		to	(7.68%)
2021	41	$1.10	to	$1.02	$44	1.57%	0.00%	to	0.90%	4.66%		to	3.72%
2020	40	$1.05	to	$0.99	$40	1.77%	0.00%	to	0.90%	6.58%		to	5.62%
2019	42	$0.98	to	$0.94	$40	2.47%	0.00%	to	0.90%	8.60%		to	7.63%
GS VIT Sm Cap Eq Insights, Inst
2023	110	$5.75	to	$4.33	$552	1.04%	0.45%	to	0.90%	18.74%		to	18.21%
2022	111	$4.85	to	$3.67	$467	0.32%	0.45%	to	0.90%	(19.74%)		to	(20.10%)
2021	114	$6.04	to	$4.59	$602	0.46%	0.45%	to	0.90%	23.23%		to	22.68%
2020	121	$4.90	to	$3.74	$515	0.22%	0.45%	to	0.90%	8.09%		to	7.61%
2019	127	$4.53	to	$3.48	$502	0.49%	0.45%	to	0.90%	24.28%		to	23.72%
GS VIT U.S. Eq Insights, Inst
2023	630	$1.29	to	$3.75	$2,924	0.70%	0.20%	to	0.90%	23.57%		to	22.70%
2022	594	$1.05	to	$3.05	$2,456	0.82%	0.20%	to	0.90%	5.39	%(8)	to	(20.46%)
2021	632	$3.08	to	$3.84	$3,232	0.81%	0.30%	to	0.90%	29.02%		to	28.25%
2020	685	$2.38	to	$2.99	$2,717	0.86%	0.30%	to	0.90%	17.19%		to	16.49%
2019	741	$2.03	to	$2.57	$2,509	1.23%	0.30%	to	0.90%	24.84%		to	24.09%
Invesco VI Am Fran, Ser I
2023	164	$3.92	to	$3.72	$629	—	0.45%	to	0.90%	40.30%		to	39.67%
2022	183	$2.79	to	$2.66	$502	—	0.45%	to	0.90%	(31.42%)		to	(31.73%)
2021	194	$4.07	to	$3.90	$777	—	0.45%	to	0.90%	11.42%		to	10.92%
2020	205	$3.66	to	$3.52	$737	0.07%	0.45%	to	0.90%	41.71%		to	41.08%
2019	227	$2.58	to	$2.49	$577	—	0.45%	to	0.90%	36.14%		to	35.53%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	161

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser II
2023	319	$1.41	to	$3.61	$995	—	0.20%	to	0.90%	40.32%		to	39.34%
2022	309	$1.01	to	$2.59	$729	—	0.20%	to	0.90%	1.87	%(8)	to	(31.91%)
2021	306	$3.48	to	$3.81	$1,053	—	0.30%	to	0.90%	11.31%		to	10.65%
2020	291	$3.13	to	$3.44	$926	—	0.30%	to	0.90%	41.57%		to	40.73%
2019	318	$2.21	to	$2.44	$713	—	0.30%	to	0.90%	36.02%		to	35.20%
Invesco VI Bal Risk Alloc, Ser I
2023	25	$1.19	to	$1.19	$29	—	0.00%	to	0.00%	6.63%		to	6.63%
2022	18	$1.12	to	$1.12	$20	8.24%	0.00%	to	0.00%	(14.35%)		to	(14.35%)
2021	14	$1.30	to	$1.30	$19	3.60%	0.00%	to	0.00%	9.55%		to	9.55%
2020	10	$1.19	to	$1.19	$12	10.34%	0.00%	to	0.00%	10.22%		to	10.22%
2019	—	$1.08	to	$1.08	$0	—	0.00%	to	0.00%	4.30	%(5)	to	4.30	%(5)
Invesco VI Bal Risk Alloc, Ser II
2023	189	$1.45	to	$1.27	$253	—	0.00%	to	0.90%	6.40%		to	5.45%
2022	202	$1.37	to	$1.20	$253	7.29%	0.00%	to	0.90%	(14.52%)		to	(15.28%)
2021	219	$1.60	to	$1.42	$322	3.01%	0.00%	to	0.90%	9.26%		to	8.28%
2020	207	$1.46	to	$1.31	$280	8.21%	0.00%	to	0.90%	9.99%		to	9.00%
2019	192	$1.33	to	$1.20	$239	—	0.00%	to	0.90%	14.88%		to	13.85%
Invesco VI Comstock, Ser II
2023	113	$1.24	to	$2.73	$391	1.59%	0.20%	to	0.90%	11.87%		to	11.09%
2022	124	$1.11	to	$2.46	$400	1.28%	0.20%	to	0.90%	11.38	%(8)	to	(0.06%)
2021	135	$2.14	to	$2.46	$441	1.75%	0.30%	to	0.90%	32.65%		to	31.85%
2020	129	$1.62	to	$1.87	$297	2.08%	0.30%	to	0.90%	(1.38%)		to	(1.97%)
2019	137	$1.64	to	$1.90	$313	1.79%	0.30%	to	0.90%	24.57%		to	23.82%
Invesco VI Core Eq, Ser I
2023	2,031	$4.43	to	$5.19	$10,346	0.74%	0.45%	to	0.90%	22.81%		to	22.26%
2022	2,133	$3.60	to	$4.25	$8,886	0.91%	0.45%	to	0.90%	(20.90%)		to	(21.26%)
2021	2,248	$4.56	to	$5.40	$11,888	0.66%	0.45%	to	0.90%	27.17%		to	26.59%
2020	2,427	$3.58	to	$4.26	$10,146	1.35%	0.45%	to	0.90%	13.34%		to	12.83%
2019	2,558	$3.16	to	$3.78	$9,470	0.95%	0.45%	to	0.90%	28.39%		to	27.81%
Invesco VI Dis Mid Cap Gro, Ser I
2023	637	$1.13	to	$1.36	$881	—	0.20%	to	0.90%	12.93%		to	12.14%
2022	568	$1.00	to	$1.22	$698	—	0.20%	to	0.90%	1.14	%(8)	to	(31.60%)
2021	647	$1.80	to	$1.78	$1,157	—	0.30%	to	0.90%	18.74%		to	18.03%
2020	636	$1.51	to	$1.51	$961	0.05%	0.30%	to	0.90%	51.28	%(6)	to	50.66	%(6)
Invesco VI Div Divd, Ser I
2023	449	$1.19	to	$2.71	$1,167	2.07%	0.20%	to	0.90%	8.82%		to	8.07%
2022	444	$1.09	to	$2.51	$1,101	1.94%	0.20%	to	0.90%	10.06	%(8)	to	(2.56%)
2021	473	$2.05	to	$2.58	$1,171	2.15%	0.30%	to	0.90%	18.54%		to	17.83%
2020	490	$1.73	to	$2.19	$1,031	3.12%	0.30%	to	0.90%	(0.16%)		to	(0.76%)
2019	496	$1.73	to	$2.20	$1,104	2.94%	0.30%	to	0.90%	24.72%		to	23.97%
Invesco VI EQV Intl Eq, Ser II
2023	477	$1.31	to	$1.54	$1,110	—	0.20%	to	0.90%	17.63%		to	16.81%
2022	501	$1.11	to	$1.32	$989	1.44%	0.20%	to	0.90%	12.44	%(8)	to	(19.23%)
2021	521	$1.68	to	$1.63	$1,253	1.05%	0.30%	to	0.90%	5.29%		to	4.66%
2020	550	$1.59	to	$1.56	$1,240	2.17%	0.30%	to	0.90%	13.40%		to	12.72%
2019	617	$1.40	to	$1.38	$1,232	1.30%	0.30%	to	0.90%	27.85%		to	27.09%
Invesco VI Global, Ser I
2023	319	$1.56	to	$1.56	$499	0.28%	0.00%	to	0.00%	34.74%		to	34.74%
2022	160	$1.16	to	$1.16	$185	—	0.00%	to	0.00%	(31.76%)		to	(31.76%)
2021	47	$1.70	to	$1.70	$80	—	0.00%	to	0.00%	15.49%		to	15.49%
2020	17	$1.47	to	$1.47	$25	1.74%	0.00%	to	0.00%	27.64%		to	27.64%
2019	2	$1.15	to	$1.15	$2	0.42%	0.00%	to	0.00%	9.75	%(5)	to	9.75	%(5)

162	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Global, Ser II
2023	513	$2.92	to	$2.89	$1,823	—	0.00%	to	0.90%	34.45%		to	33.25%
2022	520	$2.17	to	$2.17	$1,384	—	0.00%	to	0.90%	(31.94%)		to	(32.55%)
2021	550	$3.20	to	$3.21	$2,195	—	0.00%	to	0.90%	15.17%		to	14.14%
2020	734	$2.77	to	$2.81	$2,338	0.47%	0.00%	to	0.90%	27.34%		to	26.20%
2019	691	$2.18	to	$2.23	$1,763	0.63%	0.00%	to	0.90%	31.45%		to	30.28%
Invesco VI Gbl Strat Inc, Ser I
2023	30	$1.02	to	$1.02	$31	—	0.00%	to	0.00%	8.88%		to	8.88%
2022	18	$0.94	to	$0.94	$17	—	0.00%	to	0.00%	(11.46%)		to	(11.46%)
2021	5	$1.06	to	$1.06	$5	6.56%	0.00%	to	0.00%	(3.41%)		to	(3.41%)
2020	1	$1.10	to	$1.10	$2	14.11%	0.00%	to	0.00%	3.40%		to	3.40%
2019	—	$1.06	to	$1.06	$0	7.06%	0.00%	to	0.00%	2.26	%(5)	to	2.26	%(5)
Invesco VI Gbl Strat Inc, Ser II
2023	1,128	$1.14	to	$1.46	$1,625	—	0.00%	to	0.90%	8.60%		to	7.63%
2022	1,140	$1.05	to	$1.36	$1,533	—	0.00%	to	0.90%	(11.71%)		to	(12.51%)
2021	1,155	$1.19	to	$1.55	$1,772	4.30%	0.00%	to	0.90%	(3.56%)		to	(4.43%)
2020	1,150	$1.24	to	$1.63	$1,835	5.38%	0.00%	to	0.90%	2.99%		to	2.07%
2019	1,285	$1.20	to	$1.59	$2,030	3.31%	0.00%	to	0.90%	10.61%		to	9.61%
Invesco VI Mn St Sm Cap, Ser I
2023	161	$1.57	to	$1.57	$253	1.24%	0.00%	to	0.00%	18.13%		to	18.13%
2022	133	$1.33	to	$1.33	$177	0.60%	0.00%	to	0.00%	(15.83%)		to	(15.83%)
2021	82	$1.58	to	$1.58	$130	0.47%	0.00%	to	0.00%	22.55%		to	22.55%
2020	42	$1.29	to	$1.29	$54	1.38%	0.00%	to	0.00%	19.93%		to	19.93%
2019	10	$1.08	to	$1.08	$11	0.01%	0.00%	to	0.00%	11.74	%(5)	to	11.74	%(5)
Invesco VI Mn St Sm Cap, Ser II
2023	497	$3.33	to	$3.28	$1,803	0.95%	0.00%	to	0.90%	17.82%		to	16.77%
2022	490	$2.83	to	$2.81	$1,561	0.26%	0.00%	to	0.90%	(16.04%)		to	(16.79%)
2021	508	$3.37	to	$3.37	$1,906	0.19%	0.00%	to	0.90%	22.26%		to	21.17%
2020	521	$2.76	to	$2.78	$1,566	0.38%	0.00%	to	0.90%	19.64%		to	18.56%
2019	519	$2.30	to	$2.35	$1,285	—	0.00%	to	0.90%	26.13%		to	25.00%
Invesco VI Tech, Ser I
2023	304	$1.19	to	$5.56	$1,252	—	0.00%	to	0.90%	46.94%		to	45.63%
2022	207	$0.81	to	$3.82	$782	—	0.00%	to	0.90%	(20.38	%)(7)	to	(40.49%)
2021	185	$3.87	to	$6.41	$1,343	—	0.30%	to	0.90%	14.07%		to	13.39%
2020	188	$3.39	to	$5.65	$1,184	—	0.30%	to	0.90%	45.68%		to	44.81%
2019	172	$2.33	to	$3.90	$735	—	0.30%	to	0.90%	35.47%		to	34.66%
Invesco VI Tech, Ser II
2023	5	$1.18	to	$1.18	$6	—	0.00%	to	0.00%	46.72%		to	46.72%
2022	—	$0.81	to	$0.81	$0	—	0.00%	to	0.00%	(20.54	%)(7)	to	(20.54	%)(7)
Janus Henderson VIT Bal, Inst
2023	498	$1.48	to	$1.48	$737	2.24%	0.00%	to	0.00%	15.41%		to	15.41%
2022	421	$1.28	to	$1.28	$540	1.32%	0.00%	to	0.00%	(16.40%)		to	(16.40%)
2021	355	$1.53	to	$1.53	$544	0.92%	0.00%	to	0.00%	17.20%		to	17.20%
2020	300	$1.31	to	$1.31	$392	6.41%	0.00%	to	0.00%	14.31%		to	14.31%
2019	0	$1.15	to	$1.15	$1	4.18%	0.00%	to	0.00%	8.35	%(5)	to	8.35	%(5)
Janus Henderson VIT Bal, Serv
2023	41	$1.56	to	$1.56	$64	1.58%	0.00%	to	0.00%	15.13%		to	15.13%
2022	55	$1.36	to	$1.36	$75	1.17%	0.00%	to	0.00%	(16.62%)		to	(16.62%)
2021	38	$1.63	to	$1.63	$61	0.70%	0.00%	to	0.00%	16.91%		to	16.91%
2020	33	$1.39	to	$1.39	$46	1.84%	0.00%	to	0.00%	14.03%		to	14.03%
2019	12	$1.22	to	$1.22	$14	2.12%	0.00%	to	0.00%	22.27%		to	22.27%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	163

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Enter, Serv
2023	118	$8.39	to	$3.57	$800	0.09%	0.45%	to	0.90%	17.25%		to	16.72%
2022	123	$7.15	to	$3.06	$710	0.08%	0.45%	to	0.90%	(16.53%)		to	(16.90%)
2021	129	$8.57	to	$3.68	$890	0.24%	0.45%	to	0.90%	16.02%		to	15.50%
2020	145	$7.39	to	$3.19	$835	—	0.45%	to	0.90%	18.65%		to	18.11%
2019	161	$6.23	to	$2.70	$752	0.05%	0.45%	to	0.90%	34.55%		to	33.95%
Janus Henderson VIT Flex Bd, Inst
2023	75	$1.08	to	$1.08	$81	5.78%	0.00%	to	0.00%	5.50%		to	5.50%
2022	35	$1.02	to	$1.02	$36	4.36%	0.00%	to	0.00%	(13.66%)		to	(13.66%)
2021	3	$1.18	to	$1.18	$4	2.32%	0.00%	to	0.00%	(0.90%)		to	(0.90%)
2020	1	$1.19	to	$1.19	$1	4.52%	0.00%	to	0.00%	10.48%		to	10.48%
2019	0	$1.08	to	$1.08	$0	6.68%	0.00%	to	0.00%	3.34	%(5)	to	3.34	%(5)
Janus Henderson VIT Flex Bd, Serv
2023	22	$1.19	to	$1.19	$26	3.92%	0.00%	to	0.00%	5.29%		to	5.29%
2022	7	$1.13	to	$1.13	$8	2.08%	0.00%	to	0.00%	(13.90%)		to	(13.90%)
2021	6	$1.31	to	$1.31	$8	1.72%	0.00%	to	0.00%	(1.11%)		to	(1.11%)
2020	4	$1.32	to	$1.32	$6	2.72%	0.00%	to	0.00%	10.25%		to	10.25%
2019	1	$1.20	to	$1.20	$1	2.96%	0.00%	to	0.00%	9.28%		to	9.28%
Janus Hend VIT Gbl Tech Innov, Srv
2023	312	$1.56	to	$4.21	$2,297	—	0.20%	to	0.90%	53.97%		to	52.90%
2022	326	$1.01	to	$2.75	$1,612	—	0.20%	to	0.90%	3.74	%(8)	to	(37.69%)
2021	359	$5.42	to	$4.41	$2,811	0.11%	0.30%	to	0.90%	17.39%		to	16.69%
2020	446	$4.61	to	$3.78	$2,770	—	0.30%	to	0.90%	50.28%		to	49.38%
2019	486	$3.07	to	$2.53	$1,933	—	0.30%	to	0.90%	44.38%		to	43.52%
Janus Henderson VIT Overseas, Serv
2023	746	$1.28	to	$2.24	$1,822	1.43%	0.20%	to	0.90%	10.36%		to	9.60%
2022	774	$1.16	to	$2.04	$1,736	1.69%	0.20%	to	0.90%	17.25	%(8)	to	(9.65%)
2021	814	$1.50	to	$2.26	$2,015	1.03%	0.30%	to	0.90%	12.95%		to	12.27%
2020	849	$1.33	to	$2.01	$1,855	1.21%	0.30%	to	0.90%	15.67%		to	14.98%
2019	937	$1.15	to	$1.75	$1,771	1.83%	0.30%	to	0.90%	26.33%		to	25.57%
Janus Henderson VIT Res, Inst
2023	27	$1.91	to	$1.91	$51	0.14%	0.00%	to	0.00%	43.17%		to	43.17%
2022	23	$1.33	to	$1.33	$31	0.67%	0.00%	to	0.00%	(29.89%)		to	(29.89%)
2021	2	$1.90	to	$1.90	$4	0.11%	0.00%	to	0.00%	20.33%		to	20.33%
2020	0	$1.58	to	$1.58	$0	0.44%	0.00%	to	0.00%	32.96%		to	32.96%
2019	—	$1.19	to	$1.19	$0	0.84%	0.00%	to	0.00%	9.65	%(5)	to	9.65	%(5)
Janus Henderson VIT Res, Serv
2023	126	$4.12	to	$3.86	$618	0.06%	0.00%	to	0.90%	42.81%		to	41.54%
2022	130	$2.88	to	$2.73	$454	—	0.00%	to	0.90%	(30.06%)		to	(30.69%)
2021	143	$4.12	to	$3.94	$697	0.02%	0.00%	to	0.90%	20.05%		to	18.97%
2020	152	$3.43	to	$3.31	$612	0.22%	0.00%	to	0.90%	32.58%		to	31.39%
2019	157	$2.59	to	$2.52	$481	0.30%	0.00%	to	0.90%	35.23%		to	34.01%
Lazard Ret Global Dyn MA, Inv
2023	10	$1.14	to	$1.14	$12	—	0.00%	to	0.00%	11.06%		to	11.06%
2022	2	$1.02	to	$1.02	$2	0.28%	0.00%	to	0.00%	(17.28%)		to	(17.28%)
2021	1	$1.24	to	$1.24	$2	3.53%	0.00%	to	0.00%	12.16%		to	12.16%
2020	—	$1.10	to	$1.10	$0	0.77%	0.00%	to	0.00%	0.96%		to	0.96%
2019	—	$1.09	to	$1.09	$0	0.10%	0.00%	to	0.00%	5.04	%(5)	to	5.04	%(5)
Lazard Ret Global Dyn MA, Serv
2023	12	$1.55	to	$1.29	$17	—	0.00%	to	0.90%	10.81%		to	9.82%
2022	13	$1.40	to	$1.17	$16	0.08%	0.00%	to	0.90%	(17.37%)		to	(18.11%)
2021	20	$1.69	to	$1.43	$30	2.76%	0.00%	to	0.90%	11.94%		to	10.93%
2020	30	$1.51	to	$1.29	$40	0.53%	0.00%	to	0.90%	0.81%		to	(0.10%)
2019	52	$1.50	to	$1.29	$68	0.04%	0.00%	to	0.90%	17.79%		to	16.73%

164	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Mass Inv Gro Stock, Serv Cl
2023	1,138	$1.32	to	$2.65	$3,106	0.05%	0.20%	to	0.90%	23.45%		to	22.60%
2022	1,184	$1.07	to	$2.16	$2,623	—	0.20%	to	0.90%	8.09	%(8)	to	(20.17%)
2021	1,293	$2.82	to	$2.71	$3,574	0.03%	0.30%	to	0.90%	25.28%		to	24.53%
2020	1,319	$2.25	to	$2.17	$2,917	0.22%	0.30%	to	0.90%	21.83%		to	21.10%
2019	1,371	$1.85	to	$1.79	$2,493	0.35%	0.30%	to	0.90%	39.17%		to	38.33%
MFS New Dis, Serv Cl
2023	462	$1.18	to	$3.69	$2,011	—	0.20%	to	0.90%	14.03%		to	13.23%
2022	448	$1.04	to	$3.26	$1,822	—	0.20%	to	0.90%	5.44	%(8)	to	(30.62%)
2021	473	$2.81	to	$4.70	$2,729	—	0.30%	to	0.90%	1.27%		to	0.66%
2020	493	$2.78	to	$4.67	$2,823	—	0.30%	to	0.90%	45.15%		to	44.28%
2019	489	$1.91	to	$3.24	$1,888	—	0.30%	to	0.90%	40.85%		to	40.01%
MFS Utilities, Init Cl
2023	55	$1.37	to	$1.37	$75	3.73%	0.00%	to	0.00%	(2.11%)		to	(2.11%)
2022	37	$1.40	to	$1.40	$51	2.48%	0.00%	to	0.00%	0.76%		to	0.76%
2021	23	$1.39	to	$1.39	$32	1.80%	0.00%	to	0.00%	14.09%		to	14.09%
2020	16	$1.22	to	$1.22	$19	2.37%	0.00%	to	0.00%	5.90%		to	5.90%
2019	6	$1.15	to	$1.15	$7	0.38%	0.00%	to	0.00%	6.69	%(5)	to	6.69	%(5)
MFS Utilities, Serv Cl
2023	325	$2.16	to	$5.95	$1,061	3.38%	0.00%	to	0.90%	(2.33%)		to	(3.20%)
2022	324	$2.22	to	$6.14	$1,130	2.23%	0.00%	to	0.90%	0.48%		to	(0.42%)
2021	328	$2.20	to	$6.17	$1,163	1.54%	0.00%	to	0.90%	13.82%		to	12.80%
2020	340	$1.94	to	$5.47	$1,083	2.17%	0.00%	to	0.90%	5.62%		to	4.67%
2019	355	$1.83	to	$5.23	$1,175	3.74%	0.00%	to	0.90%	24.80%		to	23.68%
MS VIF Dis, Cl I
2023	266	$1.36	to	$1.36	$362	—	0.00%	to	0.00%	44.34%		to	44.34%
2022	135	$0.94	to	$0.94	$127	—	0.00%	to	0.00%	(62.96%)		to	(62.96%)
2021	31	$2.55	to	$2.55	$79	—	0.00%	to	0.00%	(11.06%)		to	(11.06%)
2020	3	$2.87	to	$2.87	$8	—	0.00%	to	0.00%	152.29%		to	152.29%
2019	—	$1.14	to	$1.14	$0	—	0.00%	to	0.00%	(3.13	%)(5)	to	(3.13	%)(5)
MS VIF Dis, Cl II
2023	176	$3.14	to	$3.22	$792	—	0.00%	to	0.90%	44.13%		to	42.84%
2022	163	$2.18	to	$2.26	$529	—	0.00%	to	0.90%	(62.97%)		to	(63.30%)
2021	183	$5.87	to	$6.15	$1,519	—	0.00%	to	0.90%	(11.19%)		to	(11.99%)
2020	266	$6.61	to	$6.98	$2,293	—	0.00%	to	0.90%	152.04%		to	149.79%
2019	204	$2.62	to	$2.80	$669	—	0.00%	to	0.90%	39.97%		to	38.71%
MS VIF Global Real Est, Cl II
2023	218	$1.21	to	$1.03	$328	1.94%	0.20%	to	0.90%	10.25%		to	9.48%
2022	220	$1.09	to	$0.94	$300	4.52%	0.20%	to	0.90%	10.43	%(8)	to	(26.86%)
2021	217	$1.41	to	$1.28	$400	2.33%	0.30%	to	0.90%	23.46%		to	22.72%
2020	230	$1.14	to	$1.04	$335	4.38%	0.30%	to	0.90%	(15.11%)		to	(15.62%)
2019	235	$1.35	to	$1.24	$392	2.53%	0.30%	to	0.90%	17.70%		to	17.00%
NB AMT Sus Eq, Cl I
2023	19	$1.72	to	$1.72	$33	0.40%	0.00%	to	0.00%	26.90%		to	26.90%
2022	10	$1.36	to	$1.36	$14	0.61%	0.00%	to	0.00%	(18.45%)		to	(18.45%)
2021	3	$1.66	to	$1.66	$5	0.56%	0.00%	to	0.00%	23.48%		to	23.48%
2020	1	$1.35	to	$1.35	$1	0.52%	0.00%	to	0.00%	19.56%		to	19.56%
2019	—	$1.13	to	$1.13	$0	0.78%	0.00%	to	0.00%	10.59	%(5)	to	10.59	%(5)
NB AMT Sus Eq, Cl S
2023	13	$3.46	to	$3.46	$46	0.08%	0.00%	to	0.00%	26.57%		to	26.57%
2022	13	$2.73	to	$2.73	$35	0.14%	0.00%	to	0.00%	(18.65%)		to	(18.65%)
2021	7	$3.36	to	$3.36	$24	0.19%	0.00%	to	0.00%	23.16%		to	23.16%
2020	4	$2.73	to	$2.73	$11	0.36%	0.00%	to	0.00%	19.28%		to	19.28%
2019	2	$2.29	to	$2.29	$5	0.29%	0.00%	to	0.00%	25.58%		to	25.58%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	165

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
NB AMT US Eq Index PW Strat, Cl S
2023	21	$1.40	to	$1.28	$29	—	0.00%	to	0.90%	15.00%		to	13.97%
2022	24	$1.21	to	$1.12	$28	—	0.00%	to	0.90%	(11.28%)		to	(12.07%)
2021	23	$1.37	to	$1.28	$31	0.36%	0.00%	to	0.90%	17.94%		to	16.89%
2020	16	$1.16	to	$1.09	$19	0.90%	0.00%	to	0.90%	8.26%		to	7.29%
2019	10	$1.07	to	$1.02	$11	0.17%	0.00%	to	0.90%	15.26%		to	14.22%
PIMCO VIT All Asset, Advisor Cl
2023	298	$1.50	to	$1.81	$616	2.84%	0.00%	to	0.90%	8.02%		to	7.05%
2022	325	$1.39	to	$1.69	$611	7.44%	0.00%	to	0.90%	(11.87%)		to	(12.66%)
2021	384	$1.58	to	$1.94	$820	11.21%	0.00%	to	0.90%	16.04%		to	15.00%
2020	649	$1.36	to	$1.68	$1,123	4.83%	0.00%	to	0.90%	7.91%		to	6.94%
2019	667	$1.26	to	$1.57	$1,083	2.81%	0.00%	to	0.90%	11.74%		to	10.74%
PIMCO VIT All Asset, Inst Cl
2023	10	$1.28	to	$1.28	$13	3.17%	0.00%	to	0.00%	8.28%		to	8.28%
2022	7	$1.19	to	$1.19	$9	8.47%	0.00%	to	0.00%	(11.66%)		to	(11.66%)
2021	4	$1.34	to	$1.34	$6	12.05%	0.00%	to	0.00%	16.41%		to	16.41%
2020	—	$1.15	to	$1.15	$0	5.12%	0.00%	to	0.00%	8.17%		to	8.17%
2019	—	$1.07	to	$1.07	$0	5.82%	0.00%	to	0.00%	3.76	%(5)	to	3.76	%(5)
PIMCO VIT Glb Man As Alloc, Adv Cl
2023	4	$1.53	to	$1.53	$6	2.18%	0.00%	to	0.00%	12.85%		to	12.85%
2022	4	$1.36	to	$1.36	$5	1.92%	0.00%	to	0.00%	(18.40%)		to	(18.40%)
2021	4	$1.66	to	$1.66	$7	2.31%	0.00%	to	0.00%	12.60%		to	12.60%
2020	4	$1.48	to	$1.48	$6	7.85%	0.00%	to	0.00%	16.71%		to	16.71%
2019	3	$1.26	to	$1.26	$4	2.13%	0.00%	to	0.00%	16.96%		to	16.96%
PIMCO VIT Tot Return, Advisor Cl
2023	398	$1.17	to	$1.05	$435	3.48%	0.00%	to	0.90%	5.83%		to	4.88%
2022	367	$1.11	to	$1.00	$382	2.53%	0.00%	to	0.90%	(14.39%)		to	(15.15%)
2021	349	$1.29	to	$1.18	$426	1.73%	0.00%	to	0.90%	(1.37%)		to	(2.25%)
2020	237	$1.31	to	$1.21	$297	2.02%	0.00%	to	0.90%	8.54%		to	7.57%
2019	221	$1.21	to	$1.12	$256	2.86%	0.00%	to	0.90%	8.25%		to	7.28%
PIMCO VIT Tot Return, Inst Cl
2023	110	$1.05	to	$1.05	$115	3.73%	0.00%	to	0.00%	6.09%		to	6.09%
2022	68	$0.99	to	$0.99	$67	2.87%	0.00%	to	0.00%	(14.17%)		to	(14.17%)
2021	35	$1.15	to	$1.15	$41	1.98%	0.00%	to	0.00%	(1.12%)		to	(1.12%)
2020	18	$1.16	to	$1.16	$24	2.25%	0.00%	to	0.00%	8.81%		to	8.81%
2019	—	$1.07	to	$1.07	$2	4.45%	0.00%	to	0.00%	2.31	%(5)	to	2.31	%(5)
Put VT Global Hlth Care, Cl IA
2023	39	$1.12	to	$1.12	$44	0.39%	0.00%	to	0.00%	9.39%		to	9.39%
2022	13	$1.03	to	$1.03	$13	—	0.00%	to	0.00%	3.27	%(7)	to	3.27	%(7)
Put VT Global Hlth Care, Cl IB
2023	324	$1.12	to	$5.40	$1,404	0.30%	0.00%	to	0.90%	9.14%		to	8.16%
2022	323	$1.02	to	$4.99	$1,349	0.40%	0.00%	to	0.90%	3.12	%(7)	to	(5.53%)
2021	298	$2.72	to	$5.29	$1,439	1.10%	0.30%	to	0.90%	19.04%		to	18.33%
2020	305	$2.29	to	$4.47	$1,243	0.47%	0.30%	to	0.90%	15.93%		to	15.24%
2019	289	$1.97	to	$3.88	$1,055	—	0.30%	to	0.90%	29.90%		to	29.13%
Put VT Hi Yield, Cl IB
2023	85	$2.79	to	$3.09	$252	5.32%	0.45%	to	0.90%	11.64%		to	11.13%
2022	88	$2.50	to	$2.78	$234	5.48%	0.45%	to	0.90%	(12.00%)		to	(12.39%)
2021	108	$2.84	to	$3.17	$328	5.61%	0.45%	to	0.90%	4.51%		to	4.03%
2020	147	$2.72	to	$3.05	$429	5.71%	0.45%	to	0.90%	4.74%		to	4.26%
2019	154	$2.60	to	$2.93	$432	5.90%	0.45%	to	0.90%	13.89%		to	13.37%

166	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Intl Eq, Cl IB
2023	73	$1.37	to	$2.51	$162	0.04%	0.20%	to	0.90%	18.26%		to	17.45%
2022	73	$1.15	to	$2.14	$140	1.54%	0.20%	to	0.90%	16.28	%(8)	to	(15.53%)
2021	73	$1.58	to	$2.53	$167	1.20%	0.30%	to	0.90%	8.50%		to	7.85%
2020	80	$1.45	to	$2.34	$173	1.61%	0.30%	to	0.90%	11.76%		to	11.09%
2019	82	$1.30	to	$2.11	$160	1.46%	0.30%	to	0.90%	24.78%		to	24.03%
Put VT Sus Leaders, Cl IA
2023	1,848	$7.94	to	$6.68	$12,550	0.75%	0.45%	to	0.90%	25.85%		to	25.29%
2022	1,950	$6.31	to	$5.33	$10,570	0.83%	0.45%	to	0.90%	(23.07%)		to	(23.41%)
2021	2,067	$8.20	to	$6.96	$14,623	0.34%	0.45%	to	0.90%	23.28%		to	22.73%
2020	2,248	$6.65	to	$5.67	$12,946	0.63%	0.45%	to	0.90%	28.48%		to	27.91%
2019	2,376	$5.18	to	$4.43	$10,692	0.68%	0.45%	to	0.90%	36.11%		to	35.50%
Put VT Sus Leaders, Cl IB
2023	31	$1.31	to	$4.98	$150	0.46%	0.20%	to	0.90%	25.86%		to	24.98%
2022	23	$1.04	to	$3.99	$98	0.54%	0.20%	to	0.90%	5.04	%(8)	to	(23.60%)
2021	24	$3.73	to	$5.22	$131	0.15%	0.30%	to	0.90%	23.16%		to	22.43%
2020	28	$3.03	to	$4.26	$123	0.40%	0.30%	to	0.90%	28.51%		to	27.74%
2019	33	$2.36	to	$3.34	$109	0.48%	0.30%	to	0.90%	35.95%		to	35.14%
Royce Micro-Cap, Invest Cl
2023	436	$4.06	to	$5.08	$1,977	—	0.45%	to	0.90%	18.25%		to	17.72%
2022	447	$3.43	to	$4.32	$1,720	—	0.45%	to	0.90%	(22.78%)		to	(23.13%)
2021	480	$4.45	to	$5.61	$2,399	—	0.45%	to	0.90%	29.40%		to	28.82%
2020	519	$3.44	to	$4.36	$2,010	—	0.45%	to	0.90%	23.24%		to	22.68%
2019	616	$2.79	to	$3.55	$1,931	—	0.45%	to	0.90%	19.02%		to	18.48%
Temp Global Bond, Cl 1
2023	31	$0.88	to	$0.88	$27	—	0.00%	to	0.00%	3.19%		to	3.19%
2022	26	$0.85	to	$0.85	$22	—	0.00%	to	0.00%	(4.85%)		to	(4.85%)
2021	23	$0.90	to	$0.90	$20	—	0.00%	to	0.00%	(4.62%)		to	(4.62%)
2020	17	$0.94	to	$0.94	$16	0.74%	0.00%	to	0.00%	(5.08%)		to	(5.08%)
2019	—	$0.99	to	$0.99	$0	13.50%	0.00%	to	0.00%	(0.89	%)(5)	to	(0.89	%)(5)
Temp Global Bond, Cl 2
2023	230	$0.95	to	$0.84	$203	—	0.00%	to	0.90%	2.88%		to	1.97%
2022	205	$0.93	to	$0.82	$176	—	0.00%	to	0.90%	(4.95%)		to	(5.80%)
2021	206	$0.98	to	$0.87	$187	—	0.00%	to	0.90%	(4.99%)		to	(5.84%)
2020	209	$1.03	to	$0.92	$200	8.55%	0.00%	to	0.90%	(5.28%)		to	(6.13%)
2019	200	$1.08	to	$0.98	$201	6.87%	0.00%	to	0.90%	2.01%		to	1.10%
Third Ave VST Third Ave Value
2023	653	$3.66	to	$3.95	$2,466	2.36%	0.45%	to	0.90%	20.27%		to	19.73%
2022	701	$3.04	to	$3.30	$2,208	1.51%	0.45%	to	0.90%	15.59%		to	15.07%
2021	721	$2.63	to	$2.87	$1,981	0.69%	0.45%	to	0.90%	21.51%		to	20.97%
2020	758	$2.17	to	$2.37	$1,718	2.73%	0.45%	to	0.90%	(2.83%)		to	(3.27%)
2019	757	$2.23	to	$2.45	$1,764	0.27%	0.45%	to	0.90%	11.96%		to	11.45%
VanEck VIP Global Gold, Cl S
2023	116	$1.35	to	$1.17	$145	—	0.00%	to	0.90%	10.41%		to	9.42%
2022	112	$1.23	to	$1.07	$127	—	0.00%	to	0.90%	(13.36%)		to	(14.13%)
2021	110	$1.42	to	$1.25	$145	11.22%	0.00%	to	0.90%	(14.01%)		to	(14.78%)
2020	92	$1.65	to	$1.46	$142	1.78%	0.00%	to	0.90%	38.62%		to	37.38%
2019	190	$1.19	to	$1.07	$210	—	0.00%	to	0.90%	38.75%		to	37.50%
VP Aggr, Cl 1
2023	1,166	$1.43	to	$1.43	$1,669	—	0.00%	to	0.00%	17.51%		to	17.51%
2022	559	$1.22	to	$1.22	$681	—	0.00%	to	0.00%	(17.99%)		to	(17.99%)
2021	269	$1.49	to	$1.49	$400	—	0.00%	to	0.00%	16.03%		to	16.03%
2020	100	$1.28	to	$1.28	$128	—	0.00%	to	0.00%	15.30%		to	15.30%
2019	0	$1.11	to	$1.11	$1	—	0.00%	to	0.00%	6.79	%(5)	to	6.79	%(5)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	167

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 2
2023	11,567	$2.28	to	$2.48	$26,120	—	0.00%	to	0.90%	17.22%		to	16.18%
2022	10,747	$1.94	to	$2.14	$20,899	—	0.00%	to	0.90%	(18.19%)		to	(18.92%)
2021	10,581	$2.38	to	$2.64	$25,283	—	0.00%	to	0.90%	15.76%		to	14.72%
2020	10,139	$2.05	to	$2.30	$21,679	—	0.00%	to	0.90%	14.99%		to	13.96%
2019	9,514	$1.78	to	$2.02	$17,831	—	0.00%	to	0.90%	21.59%		to	20.50%
VP Aggr, Cl 4
2023	9,987	$1.25	to	$2.49	$23,651	—	0.20%	to	0.90%	16.96%		to	16.15%
2022	10,359	$1.07	to	$2.14	$21,227	—	0.20%	to	0.90%	7.96	%(8)	to	(18.92%)
2021	10,513	$2.04	to	$2.64	$26,365	—	0.30%	to	0.90%	15.43%		to	14.74%
2020	10,695	$1.77	to	$2.30	$23,320	—	0.30%	to	0.90%	14.62%		to	13.93%
2019	10,708	$1.54	to	$2.02	$20,414	—	0.30%	to	0.90%	21.31%		to	20.59%
VP Conserv, Cl 1
2023	—	$1.12	to	$1.12	$0	—	0.00%	to	0.00%	8.65%		to	8.65%
2022	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	(15.26%)		to	(15.26%)
2021	—	$1.21	to	$1.21	$0	—	0.00%	to	0.00%	3.05%		to	3.05%
2020	—	$1.18	to	$1.18	$0	—	0.00%	to	0.00%	9.55%		to	9.55%
2019	—	$1.07	to	$1.07	$0	—	0.00%	to	0.00%	3.03	%(5)	to	3.03	%(5)
VP Conserv, Cl 2
2023	430	$1.33	to	$1.36	$583	—	0.00%	to	0.90%	8.46%		to	7.49%
2022	436	$1.22	to	$1.26	$550	—	0.00%	to	0.90%	(15.54%)		to	(16.30%)
2021	417	$1.45	to	$1.51	$633	—	0.00%	to	0.90%	2.82%		to	1.89%
2020	579	$1.41	to	$1.48	$876	—	0.00%	to	0.90%	9.30%		to	8.32%
2019	457	$1.29	to	$1.37	$628	—	0.00%	to	0.90%	10.75%		to	9.76%
VP Conserv, Cl 4
2023	305	$1.11	to	$1.36	$432	—	0.20%	to	0.90%	8.18%		to	7.42%
2022	344	$1.03	to	$1.26	$453	—	0.20%	to	0.90%	3.31	%(8)	to	(16.25%)
2021	384	$1.39	to	$1.51	$596	—	0.30%	to	0.90%	2.51%		to	1.90%
2020	395	$1.35	to	$1.48	$601	—	0.30%	to	0.90%	8.91%		to	8.26%
2019	668	$1.24	to	$1.37	$898	—	0.30%	to	0.90%	10.42%		to	9.76%
VP Man Vol Conserv, Cl 1
2023	—	$1.10	to	$1.10	$0	—	0.00%	to	0.00%	8.05%		to	8.05%
2022	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	(15.75%)		to	(15.75%)
2021	—	$1.21	to	$1.21	$0	—	0.00%	to	0.00%	2.91%		to	2.91%
2020	—	$1.18	to	$1.18	$0	—	0.00%	to	0.00%	8.35%		to	8.35%
2019	—	$1.08	to	$1.08	$0	—	0.00%	to	0.00%	3.76	%(5)	to	3.76	%(5)
VP Man Vol Conserv, Cl 2
2023	82	$1.22	to	$1.12	$94	—	0.00%	to	0.90%	7.87%		to	6.90%
2022	84	$1.13	to	$1.05	$90	—	0.00%	to	0.90%	(15.99%)		to	(16.74%)
2021	111	$1.35	to	$1.26	$143	—	0.00%	to	0.90%	2.63%		to	1.71%
2020	92	$1.31	to	$1.24	$117	—	0.00%	to	0.90%	8.12%		to	7.15%
2019	21	$1.21	to	$1.16	$25	—	0.00%	to	0.90%	11.92%		to	10.91%
VP Man Vol Conserv Gro, Cl 1
2023	49	$1.15	to	$1.15	$56	—	0.00%	to	0.00%	10.19%		to	10.19%
2022	48	$1.05	to	$1.05	$50	—	0.00%	to	0.00%	(16.88%)		to	(16.88%)
2021	48	$1.26	to	$1.26	$60	—	0.00%	to	0.00%	5.77%		to	5.77%
2020	—	$1.19	to	$1.19	$0	—	0.00%	to	0.00%	9.35%		to	9.35%
2019	—	$1.09	to	$1.09	$0	—	0.00%	to	0.00%	4.34	%(5)	to	4.34	%(5)
VP Man Vol Conserv Gro, Cl 2
2023	110	$1.31	to	$1.20	$136	—	0.00%	to	0.90%	9.98%		to	8.99%
2022	118	$1.19	to	$1.10	$134	—	0.00%	to	0.90%	(17.06%)		to	(17.81%)
2021	127	$1.43	to	$1.34	$175	—	0.00%	to	0.90%	5.45%		to	4.51%
2020	124	$1.36	to	$1.28	$163	—	0.00%	to	0.90%	9.15%		to	8.17%
2019	40	$1.24	to	$1.18	$48	—	0.00%	to	0.90%	14.00%		to	12.97%

168	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Gro, Cl 1
2023	741	$1.27	to	$1.27	$944	—	0.00%	to	0.00%	14.87%		to	14.87%
2022	422	$1.11	to	$1.11	$468	—	0.00%	to	0.00%	(19.22%)		to	(19.22%)
2021	312	$1.37	to	$1.37	$428	—	0.00%	to	0.00%	12.22%		to	12.22%
2020	31	$1.22	to	$1.22	$37	—	0.00%	to	0.00%	11.56%		to	11.56%
2019	8	$1.10	to	$1.10	$8	—	0.00%	to	0.00%	5.50	%(5)	to	5.50	%(5)
VP Man Vol Gro, Cl 2
2023	1,544	$1.49	to	$1.37	$2,239	—	0.00%	to	0.90%	14.59%		to	13.57%
2022	1,558	$1.30	to	$1.20	$1,976	—	0.00%	to	0.90%	(19.43%)		to	(20.15%)
2021	1,487	$1.61	to	$1.51	$2,346	—	0.00%	to	0.90%	11.89%		to	10.89%
2020	1,439	$1.44	to	$1.36	$2,035	—	0.00%	to	0.90%	11.30%		to	10.30%
2019	1,434	$1.30	to	$1.23	$1,827	—	0.00%	to	0.90%	18.26%		to	17.20%
VP Man Vol Mod Gro, Cl 1
2023	243	$1.22	to	$1.22	$296	—	0.00%	to	0.00%	12.49%		to	12.49%
2022	112	$1.08	to	$1.08	$121	—	0.00%	to	0.00%	(17.94%)		to	(17.94%)
2021	51	$1.32	to	$1.32	$67	—	0.00%	to	0.00%	9.02%		to	9.02%
2020	31	$1.21	to	$1.21	$38	—	0.00%	to	0.00%	10.62%		to	10.62%
2019	4	$1.09	to	$1.09	$5	—	0.00%	to	0.00%	4.93	%(5)	to	4.93	%(5)
VP Man Vol Mod Gro, Cl 2
2023	1,364	$1.41	to	$1.29	$1,861	—	0.00%	to	0.90%	12.27%		to	11.27%
2022	1,315	$1.26	to	$1.16	$1,604	—	0.00%	to	0.90%	(18.15%)		to	(18.89%)
2021	1,436	$1.53	to	$1.43	$2,147	—	0.00%	to	0.90%	8.70%		to	7.72%
2020	1,279	$1.41	to	$1.33	$1,765	—	0.00%	to	0.90%	10.37%		to	9.38%
2019	1,304	$1.28	to	$1.22	$1,635	—	0.00%	to	0.90%	16.17%		to	15.13%
VP Mod, Cl 1
2023	2,961	$1.28	to	$1.28	$3,786	—	0.00%	to	0.00%	13.22%		to	13.22%
2022	1,790	$1.13	to	$1.13	$2,021	—	0.00%	to	0.00%	(16.42%)		to	(16.42%)
2021	1,185	$1.35	to	$1.35	$1,602	—	0.00%	to	0.00%	9.31%		to	9.31%
2020	59	$1.24	to	$1.24	$73	—	0.00%	to	0.00%	13.12%		to	13.12%
2019	—	$1.09	to	$1.09	$0	—	0.00%	to	0.00%	4.75	%(5)	to	4.75	%(5)
VP Mod, Cl 2
2023	13,943	$1.76	to	$1.89	$26,124	—	0.00%	to	0.90%	12.96%		to	11.95%
2022	14,671	$1.56	to	$1.69	$24,482	—	0.00%	to	0.90%	(16.61%)		to	(17.35%)
2021	15,164	$1.87	to	$2.05	$30,374	—	0.00%	to	0.90%	9.00%		to	8.03%
2020	15,047	$1.72	to	$1.90	$28,331	—	0.00%	to	0.90%	12.86%		to	11.85%
2019	15,836	$1.52	to	$1.69	$26,566	—	0.00%	to	0.90%	16.13%		to	15.09%
VP Mod, Cl 4
2023	17,954	$1.18	to	$1.90	$33,732	—	0.20%	to	0.90%	12.72%		to	11.93%
2022	18,733	$1.05	to	$1.70	$31,437	—	0.20%	to	0.90%	5.51	%(8)	to	(17.33%)
2021	19,360	$1.70	to	$2.05	$39,217	—	0.30%	to	0.90%	8.72%		to	8.07%
2020	19,863	$1.56	to	$1.90	$37,194	—	0.30%	to	0.90%	12.45%		to	11.78%
2019	21,370	$1.39	to	$1.70	$35,568	—	0.30%	to	0.90%	15.83%		to	15.14%
VP Mod Aggr, Cl 1
2023	6,214	$1.35	to	$1.35	$8,377	—	0.00%	to	0.00%	15.23%		to	15.23%
2022	4,464	$1.17	to	$1.17	$5,223	—	0.00%	to	0.00%	(17.38%)		to	(17.38%)
2021	2,573	$1.42	to	$1.42	$3,644	—	0.00%	to	0.00%	12.61%		to	12.61%
2020	532	$1.26	to	$1.26	$669	—	0.00%	to	0.00%	14.26%		to	14.26%
2019	53	$1.10	to	$1.10	$59	—	0.00%	to	0.00%	5.74	%(5)	to	5.74	%(5)
VP Mod Aggr, Cl 2
2023	19,352	$2.00	to	$2.17	$40,433	—	0.00%	to	0.90%	14.93%		to	13.91%
2022	20,860	$1.74	to	$1.90	$37,869	—	0.00%	to	0.90%	(17.59%)		to	(18.33%)
2021	20,138	$2.11	to	$2.33	$44,693	—	0.00%	to	0.90%	12.31%		to	11.30%
2020	20,342	$1.88	to	$2.10	$40,777	—	0.00%	to	0.90%	14.03%		to	13.01%
2019	20,092	$1.65	to	$1.85	$35,918	—	0.00%	to	0.90%	18.71%		to	17.65%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	169

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 4
2023	26,106	$1.22	to	$2.17	$55,837	—	0.20%	to	0.90%	14.68%		to	13.88%
2022	28,412	$1.06	to	$1.91	$53,424	—	0.20%	to	0.90%	6.74	%(8)	to	(18.30%)
2021	29,528	$1.86	to	$2.34	$67,643	—	0.30%	to	0.90%	12.00%		to	11.33%
2020	30,763	$1.66	to	$2.10	$62,979	—	0.30%	to	0.90%	13.67%		to	12.99%
2019	33,208	$1.46	to	$1.86	$59,867	—	0.30%	to	0.90%	18.39%		to	17.68%
VP Mod Conserv, Cl 1
2023	284	$1.19	to	$1.19	$339	—	0.00%	to	0.00%	10.78%		to	10.78%
2022	292	$1.07	to	$1.07	$314	—	0.00%	to	0.00%	(15.93%)		to	(15.93%)
2021	299	$1.28	to	$1.28	$383	—	0.00%	to	0.00%	5.99%		to	5.99%
2020	306	$1.21	to	$1.21	$369	—	0.00%	to	0.00%	11.28%		to	11.28%
2019	—	$1.08	to	$1.08	$0	—	0.00%	to	0.00%	3.93	%(5)	to	3.93	%(5)
VP Mod Conserv, Cl 2
2023	1,309	$1.52	to	$1.60	$2,193	—	0.00%	to	0.90%	10.50%		to	9.51%
2022	1,324	$1.38	to	$1.46	$2,002	—	0.00%	to	0.90%	(16.09%)		to	(16.84%)
2021	1,425	$1.64	to	$1.76	$2,570	—	0.00%	to	0.90%	5.74%		to	4.79%
2020	1,396	$1.56	to	$1.68	$2,378	—	0.00%	to	0.90%	11.00%		to	10.01%
2019	1,357	$1.40	to	$1.52	$2,077	—	0.00%	to	0.90%	13.51%		to	12.50%
VP Mod Conserv, Cl 4
2023	1,780	$1.15	to	$1.60	$2,851	—	0.20%	to	0.90%	10.26%		to	9.49%
2022	1,854	$1.04	to	$1.46	$2,712	—	0.20%	to	0.90%	4.54	%(8)	to	(16.85%)
2021	1,832	$1.54	to	$1.76	$3,213	—	0.30%	to	0.90%	5.47%		to	4.84%
2020	2,518	$1.46	to	$1.68	$4,184	—	0.30%	to	0.90%	10.65%		to	9.99%
2019	2,780	$1.32	to	$1.53	$4,290	—	0.30%	to	0.90%	13.15%		to	12.47%
VP Ptnrs Core Bond, Cl 1
2023	23	$1.06	to	$1.06	$24	2.75%	0.00%	to	0.00%	6.30%		to	6.30%
2022	11	$1.00	to	$1.00	$11	1.67%	0.00%	to	0.00%	(13.29%)		to	(13.29%)
2021	5	$1.15	to	$1.15	$5	1.21%	0.00%	to	0.00%	(1.24%)		to	(1.24%)
2020	0	$1.16	to	$1.16	$1	2.37%	0.00%	to	0.00%	8.27%		to	8.27%
2019	0	$1.07	to	$1.07	$0	4.19%	0.00%	to	0.00%	2.47	%(5)	to	2.47	%(5)
VP Ptnrs Core Bond, Cl 2
2023	12	$1.15	to	$1.15	$13	2.62%	0.00%	to	0.00%	6.06%		to	6.06%
2022	3	$1.08	to	$1.08	$4	1.38%	0.00%	to	0.00%	(13.60%)		to	(13.60%)
2021	3	$1.25	to	$1.25	$4	1.19%	0.00%	to	0.00%	(1.41%)		to	(1.41%)
2020	3	$1.27	to	$1.27	$3	2.22%	0.00%	to	0.00%	7.97%		to	7.97%
2019	4	$1.18	to	$1.18	$4	2.14%	0.00%	to	0.00%	8.39%		to	8.39%
VP Ptnrs Core Eq, Cl 1
2023	1	$1.76	to	$1.76	$2	—	0.00%	to	0.00%	24.71%		to	24.71%
2022	1	$1.41	to	$1.41	$1	—	0.00%	to	0.00%	(17.33%)		to	(17.33%)
2021	1	$1.71	to	$1.71	$1	—	0.00%	to	0.00%	29.45%		to	29.45%
2020	0	$1.32	to	$1.32	$0	—	0.00%	to	0.00%	17.02%		to	17.02%
2019	—	$1.13	to	$1.13	$0	—	0.00%	to	0.00%	8.80	%(5)	to	8.80	%(5)
VP Ptnrs Core Eq, Cl 2
2023	9	$3.34	to	$3.34	$32	—	0.00%	to	0.00%	24.43%		to	24.43%
2022	0	$2.69	to	$2.69	$1	—	0.00%	to	0.00%	(17.55%)		to	(17.55%)
2021	0	$3.26	to	$3.26	$1	—	0.00%	to	0.00%	29.18%		to	29.18%
2020	0	$2.52	to	$2.52	$1	—	0.00%	to	0.00%	16.73%		to	16.73%
2019	0	$2.16	to	$2.16	$0	—	0.00%	to	0.00%	26.20%		to	26.20%
VP Ptnrs Core Eq, Cl 3
2023	95	$1.31	to	$2.77	$423	—	0.20%	to	0.90%	24.30%		to	23.44%
2022	102	$1.06	to	$2.24	$370	—	0.20%	to	0.90%	6.59	%(8)	to	(18.17%)
2021	130	$2.73	to	$2.74	$528	—	0.30%	to	0.90%	28.95%		to	28.18%
2020	140	$2.11	to	$2.14	$438	—	0.30%	to	0.90%	16.49%		to	15.80%
2019	132	$1.81	to	$1.85	$343	—	0.30%	to	0.90%	26.00%		to	25.25%

170	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Intl Core Eq, Cl 1
2023	49	$1.30	to	$1.30	$64	1.35%	0.00%	to	0.00%	17.70%		to	17.70%
2022	49	$1.10	to	$1.10	$54	1.50%	0.00%	to	0.00%	(19.51%)		to	(19.51%)
2021	14	$1.37	to	$1.37	$19	1.19%	0.00%	to	0.00%	13.55%		to	13.55%
2020	4	$1.21	to	$1.21	$5	0.01%	0.00%	to	0.00%	11.17%		to	11.17%
2019	—	$1.09	to	$1.09	$0	5.40%	0.00%	to	0.00%	5.22	%(5)	to	5.22	%(5)
VP Ptnrs Intl Core Eq, Cl 2
2023	34	$1.62	to	$1.62	$56	1.02%	0.00%	to	0.00%	17.34%		to	17.34%
2022	20	$1.38	to	$1.38	$27	1.75%	0.00%	to	0.00%	(19.64%)		to	(19.64%)
2021	23	$1.72	to	$1.72	$40	1.81%	0.00%	to	0.00%	13.18%		to	13.18%
2020	27	$1.52	to	$1.52	$41	0.20%	0.00%	to	0.00%	10.96%		to	10.96%
2019	24	$1.37	to	$1.37	$32	2.48%	0.00%	to	0.00%	18.41%		to	18.41%
VP Ptnrs Intl Gro, Cl 1
2023	115	$1.31	to	$1.31	$150	0.48%	0.00%	to	0.00%	14.77%		to	14.77%
2022	107	$1.14	to	$1.14	$121	—	0.00%	to	0.00%	(26.69%)		to	(26.69%)
2021	79	$1.55	to	$1.55	$122	0.06%	0.00%	to	0.00%	10.63%		to	10.63%
2020	66	$1.41	to	$1.41	$92	0.00%	0.00%	to	0.00%	22.62%		to	22.62%
2019	0	$1.15	to	$1.15	$0	1.28%	0.00%	to	0.00%	9.35	%(5)	to	9.35	%(5)
VP Ptnrs Intl Gro, Cl 2
2023	119	$1.67	to	$1.67	$198	0.24%	0.00%	to	0.00%	14.45%		to	14.45%
2022	124	$1.46	to	$1.46	$181	—	0.00%	to	0.00%	(26.87%)		to	(26.87%)
2021	134	$1.99	to	$1.99	$268	—	0.00%	to	0.00%	10.33%		to	10.33%
2020	119	$1.81	to	$1.81	$215	0.08%	0.00%	to	0.00%	22.30%		to	22.30%
2019	110	$1.48	to	$1.48	$163	0.89%	0.00%	to	0.00%	26.36%		to	26.36%
VP Ptnrs Intl Val, Cl 1
2023	33	$1.17	to	$1.17	$39	1.82%	0.00%	to	0.00%	17.14%		to	17.14%
2022	21	$1.00	to	$1.00	$21	1.96%	0.00%	to	0.00%	(11.46%)		to	(11.46%)
2021	9	$1.13	to	$1.13	$10	1.97%	0.00%	to	0.00%	11.80%		to	11.80%
2020	6	$1.01	to	$1.01	$6	0.70%	0.00%	to	0.00%	(3.82%)		to	(3.82%)
2019	2	$1.05	to	$1.05	$2	3.48%	0.00%	to	0.00%	4.88	%(5)	to	4.88	%(5)
VP Ptnrs Intl Val, Cl 2
2023	45	$1.49	to	$1.49	$67	1.93%	0.00%	to	0.00%	16.96%		to	16.96%
2022	44	$1.28	to	$1.28	$56	2.19%	0.00%	to	0.00%	(11.75%)		to	(11.75%)
2021	62	$1.45	to	$1.45	$90	1.99%	0.00%	to	0.00%	11.64%		to	11.64%
2020	59	$1.30	to	$1.30	$76	0.80%	0.00%	to	0.00%	(4.14%)		to	(4.14%)
2019	53	$1.35	to	$1.35	$71	3.55%	0.00%	to	0.00%	13.20%		to	13.20%
VP Ptnrs Sm Cap Gro, Cl 1
2023	49	$1.17	to	$1.17	$58	—	0.00%	to	0.00%	7.20%		to	7.20%
2022	39	$1.10	to	$1.10	$43	—	0.00%	to	0.00%	(28.97%)		to	(28.97%)
2021	4	$1.54	to	$1.54	$7	—	0.00%	to	0.00%	8.29%		to	8.29%
2020	1	$1.42	to	$1.42	$1	—	0.00%	to	0.00%	38.77%		to	38.77%
2019	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	5.62	%(5)	to	5.62	%(5)
VP Ptnrs Sm Cap Gro, Cl 2
2023	14	$2.12	to	$2.12	$29	—	0.00%	to	0.00%	6.93%		to	6.93%
2022	12	$1.98	to	$1.98	$24	—	0.00%	to	0.00%	(29.13%)		to	(29.13%)
2021	12	$2.80	to	$2.80	$34	—	0.00%	to	0.00%	8.02%		to	8.02%
2020	24	$2.59	to	$2.59	$62	—	0.00%	to	0.00%	38.43%		to	38.43%
2019	16	$1.87	to	$1.87	$30	—	0.00%	to	0.00%	20.95%		to	20.95%
VP Ptnrs Sm Cap Val, Cl 1
2023	9	$1.27	to	$1.27	$11	—	0.00%	to	0.00%	11.38%		to	11.38%
2022	7	$1.14	to	$1.14	$8	—	0.00%	to	0.00%	(12.94%)		to	(12.94%)
2021	1	$1.31	to	$1.31	$1	—	0.00%	to	0.00%	24.01%		to	24.01%
2020	0	$1.06	to	$1.06	$0	—	0.00%	to	0.00%	4.27%		to	4.27%
2019	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	6.96	%(5)	to	6.96	%(5)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	171

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Sm Cap Val, Cl 2
2023	3	$2.20	to	$2.20	$6	—	0.00%	to	0.00%	11.08%		to	11.08%
2022	3	$1.98	to	$1.98	$6	—	0.00%	to	0.00%	(13.16%)		to	(13.16%)
2021	3	$2.28	to	$2.28	$6	—	0.00%	to	0.00%	23.75%		to	23.75%
2020	3	$1.84	to	$1.84	$5	—	0.00%	to	0.00%	3.99%		to	3.99%
2019	2	$1.77	to	$1.77	$4	—	0.00%	to	0.00%	19.53%		to	19.53%
VP Ptnrs Sm Cap Val, Cl 3
2023	192	$1.20	to	$3.89	$659	—	0.20%	to	0.90%	11.04%		to	10.27%
2022	187	$1.08	to	$3.52	$605	—	0.20%	to	0.90%	8.27	%(8)	to	(13.84%)
2021	210	$1.76	to	$4.09	$785	—	0.30%	to	0.90%	23.52%		to	22.78%
2020	203	$1.42	to	$3.33	$610	—	0.30%	to	0.90%	3.80%		to	3.18%
2019	208	$1.37	to	$3.23	$606	—	0.30%	to	0.90%	19.30%		to	18.58%
VP US Flex Conserv Gro, Cl 1
2023	5	$1.17	to	$1.17	$6	—	0.00%	to	0.00%	11.53%		to	11.53%
2022	3	$1.05	to	$1.05	$4	—	0.00%	to	0.00%	(16.54%)		to	(16.54%)
2021	1	$1.26	to	$1.26	$1	—	0.00%	to	0.00%	7.76%		to	7.76%
2020	0	$1.17	to	$1.17	$0	—	0.00%	to	0.00%	6.18%		to	6.18%
2019	—	$1.10	to	$1.10	$0	—	0.00%	to	0.00%	4.90	%(5)	to	4.90	%(5)
VP US Flex Gro, Cl 1
2023	107	$1.30	to	$1.30	$140	—	0.00%	to	0.00%	17.14%		to	17.14%
2022	79	$1.11	to	$1.11	$88	—	0.00%	to	0.00%	(18.54%)		to	(18.54%)
2021	15	$1.36	to	$1.36	$20	—	0.00%	to	0.00%	15.76%		to	15.76%
2020	8	$1.18	to	$1.18	$9	—	0.00%	to	0.00%	5.07%		to	5.07%
2019	—	$1.12	to	$1.12	$0	—	0.00%	to	0.00%	6.85	%(5)	to	6.85	%(5)
VP US Flex Mod Gro, Cl 1
2023	8	$1.24	to	$1.24	$10	—	0.00%	to	0.00%	14.29%		to	14.29%
2022	5	$1.08	to	$1.08	$6	—	0.00%	to	0.00%	(17.36%)		to	(17.36%)
2021	5	$1.31	to	$1.31	$7	—	0.00%	to	0.00%	11.71%		to	11.71%
2020	8	$1.17	to	$1.17	$9	—	0.00%	to	0.00%	5.74%		to	5.74%
2019	—	$1.11	to	$1.11	$0	—	0.00%	to	0.00%	5.92	%(5)	to	5.92	%(5)
Wanger Acorn
2023	1,270	$1.22	to	$5.54	$5,634	—	0.20%	to	0.90%	21.49%		to	20.65%
2022	1,295	$1.01	to	$4.60	$4,899	—	0.20%	to	0.90%	2.29	%(8)	to	(34.06%)
2021	1,293	$2.64	to	$6.97	$7,460	0.76%	0.30%	to	0.90%	8.57%		to	7.92%
2020	1,354	$2.43	to	$6.46	$7,196	—	0.30%	to	0.90%	23.86%		to	23.12%
2019	1,499	$1.96	to	$5.25	$6,511	0.26%	0.30%	to	0.90%	30.71%		to	29.93%
Wanger Intl
2023	1,573	$1.34	to	$3.39	$4,276	0.32%	0.20%	to	0.90%	16.72%		to	15.91%
2022	1,707	$1.15	to	$2.93	$3,948	0.92%	0.20%	to	0.90%	15.79	%(8)	to	(34.44%)
2021	1,667	$1.98	to	$4.46	$5,916	0.55%	0.30%	to	0.90%	18.45%		to	17.74%
2020	1,719	$1.68	to	$3.79	$5,227	2.02%	0.30%	to	0.90%	14.02%		to	13.34%
2019	1,829	$1.47	to	$3.35	$4,881	0.81%	0.30%	to	0.90%	29.60%		to	28.83%
WA Var Global Hi Yd Bond, Cl I
2023	16	$1.12	to	$1.12	$18	5.63%	0.00%	to	0.00%	10.26%		to	10.26%
2022	16	$1.01	to	$1.01	$17	9.59%	0.00%	to	0.00%	(13.72%)		to	(13.72%)
2021	6	$1.17	to	$1.17	$8	8.92%	0.00%	to	0.00%	1.33%		to	1.33%
2020	0	$1.16	to	$1.16	$1	5.74%	0.00%	to	0.00%	7.32%		to	7.32%
2019	0	$1.08	to	$1.08	$0	16.70%	0.00%	to	0.00%	2.66	%(5)	to	2.66	%(5)
WA Var Global Hi Yd Bond, Cl II
2023	7	$1.33	to	$1.33	$9	5.39%	0.00%	to	0.00%	9.96%		to	9.96%
2022	7	$1.21	to	$1.21	$8	5.98%	0.00%	to	0.00%	(13.87%)		to	(13.87%)
2021	7	$1.40	to	$1.40	$10	5.04%	0.00%	to	0.00%	1.04%		to	1.04%
2020	3	$1.39	to	$1.39	$5	4.14%	0.00%	to	0.00%	7.12%		to	7.12%
2019	3	$1.30	to	$1.30	$3	5.57%	0.00%	to	0.00%	14.01%		to	14.01%

172	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

(1)	The accumulation unit values and total returns are presented as a range of values based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on June 24, 2019.
(6)	New subaccount operations commenced on April 24, 2020.
(7)	New subaccount operations commenced on May 2, 2022.
(8)	New subaccount operations commenced on October 10, 2022.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	173

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2023 and 2022, and the related statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Emphasis of Matter

As discussed in Note 3 to the financial statements, the Company changed the manner in which it accounts for long-duration insurance contracts in 2023. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 19, 2024

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2023	2022(1)
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2023, $1,680,232; 2022, $1,678,575; allowance for credit losses: 2023, $365; 2022, $572)	$1,585,541	$1,528,743
Mortgage loans, at amortized cost (allowance for credit losses: 2023, $554; 2022, $965)	144,910	157,068
Policy loans	53,615	50,791
Other investments	597	547
Total investments	1,784,663	1,737,149
Cash and cash equivalents	80,082	204,760
Market risk benefits	94,641	64,498
Reinsurance recoverables (allowance for credit losses: 2023, $3,800; 2022, $3,500)	205,915	195,547
Receivables	7,863	8,569
Accrued investment income	15,376	14,722
Deferred acquisition costs	166,933	174,038
Other assets	160,302	194,909
Separate account assets	4,515,324	4,230,890
Total assets	$7,031,099	$6,825,082

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,916,999	$1,949,996
Market risk benefits	47,166	68,635
Other liabilities	127,513	180,631
Separate account liabilities	4,515,324	4,230,890
Total liabilities	6,607,002	6,430,152
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	405,131	408,564
Accumulated other comprehensive income (loss), net of tax	(89,960)	(122,560)
Total shareholder’s equity	424,097	394,930
Total liabilities and shareholder’s equity	$7,031,099	$6,825,082

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2023	2022(1)	2021(1)
Revenues
Premiums	$21,413	$16,693	$15,416
Net investment income	84,585	72,209	65,369
Policy and contract charges	123,750	125,296	138,136
Other revenues	22,102	23,617	27,360
Net realized investment gains (losses)	187	(3,452)	11,580
Total revenues	252,037	234,363	257,861

Benefits and Expenses
Benefits, claims, losses and settlement expenses	48,540	37,994	42,481
Interest credited to fixed accounts	51,609	51,588	47,165
Remeasurement (gains) losses of future policy benefit reserves	2,003	2,225	55
Change in fair value of market risk benefits	45,118	40,393	(8,080)
Amortization of deferred acquisition costs	14,822	15,529	15,974
Other insurance and operating expenses	35,823	34,835	36,639
Total benefits and expenses	197,915	182,564	134,234
Pretax income (loss)	54,122	51,799	123,627
Income tax provision (benefit)	7,555	7,380	23,399
Net income	$46,567	$44,419	$100,228

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2023	2022(1)	2021(1)
Net income	$46,567	$44,419	$100,228
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	41,675	(213,461)	(49,020)
Effect of changes in discount rate assumptions on certain long-duration contracts	(6,125)	61,911	17,386
Effect of changes in instrument-specific credit risk on market risk benefits	(2,950)	18,837	4,564
Total other comprehensive income (loss), net of tax	32,600	(132,713)	(27,070)
Total comprehensive income (loss)	$79,167	$(88,294)	$73,158

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2021	$2,000	$106,926	$350,273	$90,117	$549,316
Cumulative effect of adoption of long-duration contracts guidance	—	—	(23,356)	(52,894)	(76,250)
Net income	—	—	100,228	—	100,228
Other comprehensive loss, net of tax	—	—	—	(27,070)	(27,070)
Balances at December 31, 2021(1)	2,000	106,926	427,145	10,153	546,224
Net income	—	—	44,419	—	44,419
Other comprehensive loss, net of tax	—	—	—	(132,713)	(132,713)
Cash dividend to RiverSource Life Insurance Company	—	—	(63,000)	—	(63,000)
Balances at December 31, 2022(1)	2,000	106,926	408,564	(122,560)	394,930
Net income	—	—	46,567	—	46,567
Other comprehensive income, net of tax	—	—	—	32,600	32,600
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2023	$2,000	$106,926	$405,131	$(89,960)	$424,097

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2023	2022(1)	2021(1)
Cash Flows from Operating Activities
Net income	$46,567	$44,419	$100,228
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	2,049	2,971	2,903
Deferred income tax (benefit) expense	(1,519)	(4,674)	112
Contractholder and policyholder charges, non-cash	(27,744)	(27,193)	(26,825)
(Gain) loss from equity method investments	(72)	96	(44)
Net realized investment (gains) losses	431	1,918	(11,901)
Impairments and provision for loan losses	(618)	1,534	321
Changes in operating assets and liabilities:
Deferred acquisition costs	7,105	6,074	1,783
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	(42,580)	(46,805)	(89,204)
Derivatives, net of collateral	(36,844)	(136,006)	93,328
Reinsurance recoverables	(4,765)	(9,928)	(3,151)
Receivables	553	5,261	(5,580)
Accrued investment income	(654)	(1,282)	213
Current income tax, net	(3,253)	3,339	(19,210)
Other, net	4,121	3,254	12,338
Net cash provided by (used in) operating activities	(57,223)	(157,022)	55,311

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	902	152,436	15,898
Maturities, sinking fund payments and calls	115,763	229,741	322,473
Purchases	(120,653)	(356,097)	(361,731)
Proceeds from maturities and repayments of mortgage loans	15,195	12,845	18,041
Funding of mortgage loans	(2,626)	(14,299)	(5,700)
Proceeds from sales of other investments	22	—	47
Purchase of other investments	—	(131)	(9)
Change in policy loans, net	(2,824)	1,277	(3,356)
Net cash provided by (used in) investing activities	5,779	25,772	(14,337)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	105,284	92,918	119,937
Net transfers from (to) separate accounts	(5,907)	(3,275)	(13,581)
Surrenders and other benefits	(132,933)	(90,640)	(91,215)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	—	5,800
Payments on line of credit with Ameriprise Financial, Inc.	—	—	(5,800)
Cash received for purchased options with deferred premiums	10,823	30,753	53,361
Cash paid for purchased options with deferred premiums	(501)	(983)	(1,248)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(63,000)	—
Net cash provided by (used in) financing activities	(73,234)	(34,227)	67,254
Net increase (decrease) in cash and cash equivalents	(124,678)	(165,477)	108,228
Cash and cash equivalents at beginning of period	204,760	370,237	262,009
Cash and cash equivalents at end of period	$80,082	$204,760	$370,237
Supplemental Disclosures:
Income taxes paid (received), net	$12,777	$10,115	$42,497

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 15. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through April 19, 2024, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted Accounting Standards Update (“ASU”), Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”), effective January 1, 2023 with a transition date of January 1, 2021. The significant accounting policies for market risk benefits (“MRB”); deferred acquisition costs (“DAC”); deferred sales inducement costs (“DSIC”); reinsurance; policyholder account balances, future policy benefits and claims; and unearned revenue liability were added or updated as a result of adopting the new accounting standard. See Note 3 for additional information related to the transition approach and adoption impact.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

RiverSource Life Insurance Co. of New York

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for loan losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

RiverSource Life Insurance Co. of New York

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits over the period the reinsurance policies are in-force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

RiverSource Life Insurance Co. of New York

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum withdrawal benefits (“GMWB”) and GMDB provisions. These provisions are accounted for as market risk benefits under ASU 2018-12.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC are reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC are amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) are grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported

RiverSource Life Insurance Co. of New York

for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities are grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, fixed deferred annuities, and life contingent payout annuities) are amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) are amortized based on original specified amount (i.e., face amount). DAC related to DI insurance are amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant-level basis using the same methodology and assumptions used to amortize DAC on a constant-level basis. DSIC are recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and Separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI, and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g., cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to IUL fluctuates based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 13 for information regarding the fair value measurement of embedded derivatives.

RiverSource Life Insurance Co. of New York

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserve) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized consistent with DAC amortization

RiverSource Life Insurance Co. of New York

factors. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Financial Instruments — Credit Losses — Troubled Debt Restructurings and Vintage Disclosures

In March 2022, the Financial Accounting Standards Board (“FASB”) proposed amendments to ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (“Topic 326”). The update removes the recognition and measurement guidance for Troubled Debt Restructurings (“TDRs”) by creditors in Subtopic 310-40,

RiverSource Life Insurance Co. of New York

Receivables — Troubled Debt Restructurings by Creditors, and modifies the disclosure requirements for certain loan refinancing and restructuring by creditors when a borrower is experiencing financial difficulty. Rather than applying the recognition and measurement for TDRs, an entity must apply the loan refinancing and restructuring guidance to determine whether a modification results in a new loan or a continuation of an existing loan. The update also requires entities to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments — Credit Losses — Measured at Amortized Cost. The amendments are to be applied prospectively, but entities may apply a modified retrospective transition for changes to the recognition and measurement of TDRs. For entities that have adopted Topic 326, the amendments are effective for interim and annual periods beginning after December 15, 2022. The Company adopted the standard on January 1, 2023. The adoption of this update did not have an impact on the Company’s financial condition and results of operations and modifications to disclosures are immaterial in the current period.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts (ASU 2018-12). The guidance changes elements of the measurement models and disclosure requirements for an insurer’s long-duration insurance contract benefits and acquisition costs by expanding the use of fair value accounting to certain contract benefits, requiring updates, if any, and at least annually, to assumptions used to measure liabilities for future policy benefits, changing the amortization pattern of deferred acquisition costs to a constant-level basis and removing certain shadow adjustments previously recorded in AOCI. Adoption of the accounting standard did not impact overall cash flows or regulatory capital requirements.

When the Company adopted the standard effective January 1, 2023 with a transition date of January 1, 2021 (the “transition date”), opening equity was adjusted for the adoption impacts to retained earnings and AOCI and prior periods presented (i.e. 2021 and 2022) were restated. The adoption impact as of January 1, 2021 was a reduction in total equity of $76 million, of which $23 million and $53 million were reflected in retained earnings and AOCI, respectively.

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Balance Sheets:

(in thousands)	As Filed December 31, 2022	Adjustment	Post-adoption December 31, 2022	As Filed December 31, 2021	Adjustment	Post-adoption December 31, 2021

Assets
Market risk benefits	$—	$64,498	$64,498	$—	$36,740	$36,740
Reinsurance recoverables (allowance for credit losses: 2022, $3,500; 2021, $5,400)	189,465	6,082	195,547	184,971	57,016	241,987
Deferred acquisition costs	214,324	(40,286)	174,038	175,258	4,854	180,112
Other assets	198,981	(4,072)	194,909	406,002	9,404	415,406
Total assets	$6,798,860	$26,222	$6,825,082	$8,644,453	$108,014	$8,752,467

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,997,633	$(47,637)	$1,949,996	$2,106,471	$(2,928)	$2,103,543
Market risk benefits	—	68,635	68,635	—	129,715	129,715
Other liabilities	182,723	(2,092)	180,631	526,623	14,101	540,724
Total liabilities	6,411,246	18,906	6,430,152	8,065,355	140,888	8,206,243

Shareholder’s Equity:
Retained earnings	386,646	21,918	408,564	420,377	6,768	427,145
Accumulated other comprehensive income (loss), net of tax	(107,958)	(14,602)	(122,560)	49,795	(39,642)	10,153
Total shareholder’s equity	387,614	7,316	394,930	579,098	(32,874)	546,224
Total liabilities and shareholder’s equity	$6,798,860	$26,222	$6,825,082	$8,644,453	$108,014	$8,752,467

RiverSource Life Insurance Co. of New York

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Statements of Income:

	Years Ended December 31,
(in thousands)	As Filed 2022	Adjustment	Post-adoption 2022	As Filed 2021	Adjustment	Post-adoption 2021
Revenues
Policy and contract charges	$125,459	$(163)	$125,296	$139,659	$(1,523)	$138,136
Total revenues	234,526	(163)	234,363	259,384	(1,523)	257,861
Benefits and Expenses
Benefits, claims, losses and settlement expenses	107,180	(69,186)	37,994	84,589	(42,108)	42,481
Remeasurment (gains) losses of future policy benefit reserves	—	2,225	2,225	—	55	55
Change in fair value of market risk benefits	—	40,393	40,393	—	(8,080)	(8,080)
Amortization of deferred acquisition costs	8,919	6,610	15,529	6,296	9,678	15,974
Other insurance and operating expenses	34,217	618	34,835	35,838	801	36,639
Total benefits and expenses	201,904	(19,340)	182,564	173,888	(39,654)	134,234
Pretax income (loss)	32,622	19,177	51,799	85,496	38,131	123,627
Income tax provision (benefit)	3,353	4,027	7,380	15,392	8,007	23,399
Net income	$29,269	$15,150	$44,419	$70,104	$30,124	$100,228

The adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities.

Future Adoption of New Accounting Standards

Segment Reporting — Improvements to Reportable Segment Disclosures

In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss and contain other disclosure requirements. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. The Company is assessing changes to the segment related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is assessing changes to the income tax related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

RiverSource Life Insurance Co. of New York

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,193	$9,762	$11,402
Unaffiliated	850	829	936
Total	10,043	10,591	12,338
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,317	2,474	2,908
Unaffiliated	1,029	1,019	1,127
	3,346	3,493	4,035
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	18,482	19,845	22,969
Unaffiliated	230	232	282
	18,712	20,077	23,251
Total	22,058	23,570	27,286
Total revenue from contracts with customers	32,101	34,161	39,624
Revenue from other sources(1)	219,936	200,202	218,237
Total revenues	$252,037	$234,363	$257,861

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $2.9 million as of both December 31, 2023 and 2022.

RiverSource Life Insurance Co. of New York

5. VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2023
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$951,360	$25,060	$(54,874)	$(365)	$921,181
Residential mortgage backed securities	290,104	187	(37,468)	—	252,823
Commercial mortgage backed securities	322,845	—	(33,099)	—	289,746
State and municipal obligations	83,146	7,417	(452)	—	90,111
Asset backed securities	31,919	467	(1,648)	—	30,738
Foreign government bonds and obligations	638	84	—	—	722
U.S. government and agency obligations	220	—	—	—	220
Total	$1,680,232	$33,215	$(127,541)	$(365)	$1,585,541

	December 31, 2022
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$905,629	$13,188	$(85,717)	$(572)	$832,528
Residential mortgage backed securities	310,338	27	(41,976)	—	268,389
Commercial mortgage backed securities	340,684	—	(39,053)	—	301,631
State and municipal obligations	86,002	6,539	(781)	—	91,760
Asset backed securities	34,959	1,033	(2,552)	—	33,440
Foreign government bonds and obligations	747	68	(35)	—	780
U.S. government and agency obligations	216	—	(1)	—	215
Total	$1,678,575	$20,855	$(170,115)	$(572)	$1,528,743

As of December 31, 2023 and 2022, accrued interest of $14.9 million and $14.2 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2023 and 2022, fixed maturity securities comprised approximately 89% and 88%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2023 and 2022, $15.8 million and $21.9 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2023			December 31, 2022
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$355,286	$319,280	20%	$681,243	$598,313	39%
AA	344,046	315,804	20	62,194	68,657	5
A	175,912	179,826	11	128,524	128,819	8
BBB	762,945	731,081	46	749,531	681,552	45
Below investment grade	42,043	39,550	3	57,083	51,402	3
Total fixed maturities	$1,680,232	$1,585,541	100%	$1,678,575	$1,528,743	100%

As of December 31, 2023, approximately 75% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities. These issuers were downgraded in the third quarter of 2023 from AAA to AA due to the downgrade of the U.S. Government long-term credit rating. As of December 31, 2022, approximately 42% of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2023 and 2022.

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2023
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	17	$75,331	$(1,862)	176	$518,163	$(53,012)	193	$593,494	$(54,874)
Residential mortgage backed securities	5	3,800	(48)	57	242,301	(37,420)	62	246,101	(37,468)
Commercial mortgage backed securities	1	7,423	(216)	97	282,323	(32,883)	98	289,746	(33,099)
State and municipal obligations	3	2,700	(113)	10	6,501	(339)	13	9,201	(452)
Asset backed securities	—	—	—	15	22,384	(1,648)	15	22,384	(1,648)
U.S. government and agency obligations	1	220	—	—	—	—	1	220	—
Total	27	$89,474	$(2,239)	355	$1,071,672	$(125,302)	382	$1,161,146	$(127,541)

	December 31, 2022
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	190	$533,591	$(39,382)	49	$169,667	$(46,335)	239	$703,258	$(85,717)
Residential mortgage backed securities	64	115,585	(9,029)	6	151,248	(32,947)	70	266,833	(41,976)
Commercial mortgage backed securities	94	245,420	(27,630)	10	56,211	(11,423)	104	301,631	(39,053)
State and municipal obligations	14	8,637	(738)	1	207	(43)	15	8,844	(781)
Asset backed securities	15	26,559	(2,552)	—	—	—	15	26,559	(2,552)
U.S. government and agency obligations	1	215	(1)	—	—	—	1	215	(1)
Foreign government bonds and obligations	—	—	—	1	71	(35)	1	71	(35)
Total	378	$930,007	$(79,332)	67	$377,404	$(90,783)	445	$1,307,411	$(170,115)
As part of the Company’s ongoing monitoring process, management determined that the decrease in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2023 is primarily attributable to the impact of lower interest rates and tighter credit spreads. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2023 and 2022, approximately 91% and 89%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

RiverSource Life Insurance Co. of New York

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2021	$739
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(104)
Charge-offs	(635)
Balance at December 31, 2021	—
Additions for which credit losses were not previously recorded	572
Balance at December 31, 2022	572
Additions for which credit losses were not previously recorded	365
Reductions for securities sold during the period (realized)	(458)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(114)
Balance at December 31, 2023	$365

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Gross realized investment gains	$93	$1,316	$11,923
Gross realized investment losses	(524)	(3,234)	(9)
Credit reversals (losses)	207	(572)	104
Other impairments	—	(856)	(1,641)
Total	$(224)	$(3,346)	$10,377

For the year ended December 31, 2023, net credit reversals primarily related to the reversal of a previously recorded allowance for credit losses due to the sale of a corporate debt security in the communications industry partially offset by recording an allowance for credit losses of another corporate debt security in the communications industry. For the year ended December 31, 2022, credit losses primarily related to recording an allowance for credit losses on a corporate debt security in the communications industry. For the year ended December 31, 2021, net credit reversals primarily related to decreases in an allowance for credit losses. Other impairments for the years ended December 31, 2022 and 2021 related to Available-for-Sale securities which the Company intended to sell.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2023 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$34,289	$34,025
Due after one year through five years	174,445	169,312
Due after five years through 10 years	185,592	170,901
Due after 10 years	641,038	637,996
	1,035,364	1,012,234
Residential mortgage backed securities	290,104	252,823
Commercial mortgage backed securities	322,845	289,746
Asset backed securities	31,919	30,738
Total	$1,680,232	$1,585,541

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Fixed maturities	$66,737	$60,796	$57,644
Mortgage loans	6,080	6,419	7,223
Other investments	13,384	6,926	2,411
	86,201	74,141	67,278
Less: investment expenses	1,616	1,932	1,909
Total	$84,585	$72,209	$65,369

7. FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at January 1, 2021	$2,075
Provisions	(1,216)
Balance at December 31, 2021	859
Provisions	106
Balance at December 31, 2022	965
Provisions	(411)
Balance at December 31, 2023	$554

As of December 31, 2023 and 2022, accrued interest on mortgage loans was $474 thousand and $516 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2023 and 2022. All loans were considered to be performing.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. There were no mortgage loans which management has assigned its highest risk rating as of both December 31, 2023 and 2022. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no mortgage loans past due as of both December 31, 2023 and 2022.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2023
(in thousands)	2023	2022	2021	2020	2019	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	1,988	—	2,118	4,106
60% – 80%	—	5,810	—	3,671	2,481	7,027	18,989
40% – 60%	—	2,350	2,433	6,546	5,466	30,058	46,853
<40%	1,488	—	2,981	8,651	10,287	52,109	75,516
Total	$1,488	$8,160	$5,414	$20,856	$18,234	$91,312	$145,464

RiverSource Life Insurance Co. of New York

	December 31, 2022
(in thousands)	2022	2021	2020	2019	2018	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$2,003	$—	$—	$1,082	$3,085
80% – 100%	—	2,480	1,751	—	2,191	6,369	12,791
60% – 80%	7,205	1,741	5,950	6,430	1,691	2,739	25,756
40% – 60%	1,142	1,337	2,907	5,195	10,993	21,202	42,776
<40%	—	—	8,970	7,280	8,903	48,472	73,625
Total	$8,347	$5,558	$21,581	$18,905	$23,778	$79,864	$158,033

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type. For the year ended December 31, 2023, the Company did not have any write-offs of mortgage loans.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2023	2022	2023	2022
Pacific	$44,912	$47,107	31%	30%
South Atlantic	25,135	30,528	17	19
Mountain	20,907	21,716	14	14
Middle Atlantic	17,055	16,994	12	11
East North Central	12,125	13,993	8	9
West North Central	10,224	11,651	7	7
West South Central	6,675	7,103	5	5
East South Central	4,904	5,274	3	3
New England	3,527	3,667	3	2
Total	$145,464	$158,033	100%	100%

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2023	2022	2023	2022
Apartments	$45,692	$48,592	32%	31%
Retail	39,748	45,513	27	29
Industrial	27,264	26,501	19	17
Office	17,849	18,953	12	12
Mixed use	5,882	7,444	4	4
Other	9,029	11,030	6	7
Total	$145,464	$158,033	100%	100%

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Modifications with Borrowers Experiencing Financial Difficulty

There were no modifications of financing receivables with borrowers experiencing financial difficulty by the Company during the year ended December 31, 2023.

RiverSource Life Insurance Co. of New York

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC, including the January 1, 2021 adoption of ASU 2018-12.

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Pre-adoption balance at December 31, 2020	$112,335	$2,991	$5,204	$24,103	$10,521
Effect of shadow reserve adjustments	2,903	1,551	1,934	3,003	9,774
Post-adoption balance at January 1, 2021	115,238	4,542	7,138	27,106	20,295
Capitalization of acquisition costs	10,349	—	154	2,648	783
Amortization	(10,306)	(394)	(529)	(2,565)	(1,410)
Balance at December 31, 2021	$115,281	$4,148	$6,763	$27,189	$19,668

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$(59)	$—	$805	$6,662	$162,562
Effect of shadow reserve adjustments	168	—	—	—	19,333
Post-adoption balance at January 1, 2021	109	—	805	6,662	181,895
Capitalization of acquisition costs	—	23	28	206	14,191
Amortization	(11)	(5)	(56)	(698)	(15,974)
Balance at December 31, 2021	$98	$18	$777	$6,170	$180,112

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2022	$115,281	$4,148	$6,763	$27,189	$19,668
Capitalization of acquisition costs	5,287	—	71	3,152	547
Amortization	(9,648)	(798)	(496)	(2,470)	(1,378)
Balance at December 31, 2022	$110,920	$3,350	$6,338	$27,871	$18,837

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2022	$98	$18	$777	$6,170	$180,112
Capitalization of acquisition costs	—	87	97	214	9,455
Amortization	(10)	(4)	(60)	(665)	(15,529)
Balance at December 31, 2022	$88	$101	$814	$5,719	$174,038

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2023	$110,920	$3,350	$6,338	$27,871	$18,837
Capitalization of acquisition costs	3,760	—	21	3,117	383
Amortization	(9,121)	(781)	(462)	(2,377)	(1,362)
Balance at December 31, 2023	$105,559	$2,569	$5,897	$28,611	$17,858

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2023	$88	$101	$814	$5,719	$174,038
Capitalization of acquisition costs	—	175	56	205	7,717
Amortization	(9)	(12)	(63)	(635)	(14,822)
Balance at December 31, 2023	$79	$264	$807	$5,289	$166,933

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in DSIC, including the January 1, 2021 adoption of ASU 2018-12. DSIC are recorded in Other assets.

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Pre-adoption balance at December 31, 2020	$7,796	$800	$8,596
Effect of shadow reserve adjustments	272	552	824
Post-adoption balance at January 1, 2021	8,068	1,352	9,420
Capitalization of sales inducement costs	43	10	53
Amortization	(827)	(154)	(981)
Balance at December 31, 2021	$7,284	$1,208	$8,492

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2022	$7,284	$1,208	$8,492
Capitalization of sales inducement costs	30	7	37
Amortization	(725)	(209)	(934)
Balance at December 31, 2022	$6,589	$1,006	$7,595

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2023	$6,589	$1,006	$7,595
Capitalization of sales inducement costs	—	—	—
Amortization	(639)	(235)	(874)
Balance at December 31, 2023	$5,950	$771	$6,721

9. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only, which are 89% of the Company’s total in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2023 and 2022, traditional life and UL insurance policies in force were $11.4 billion and $11.5 billion, respectively, of which $8.0 billion and $8.2 billion as of December 31, 2023 and 2022 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Direct premiums	$32,254	$27,673	$26,456
Reinsurance ceded	(10,841)	(10,980)	(11,040)
Net premiums	$21,413	$16,693	$15,416

RiverSource Life Insurance Co. of New York

Policy and contract charges are presented on the Statements of Income net of $11.0 million, $10.3 million and $9.3 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2023, 2022 and 2021, respectively.

The amount of claims recovered through reinsurance on all contracts was $22.6 million, $20.4 million and $16.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Reinsurance recoverables include approximately $156.7 million and $149.3 million related to LTC risk ceded to Genworth as of December 31, 2023 and 2022, respectively.

Policyholder account balances, future policy benefits and claims include $1.1 million and $1.2 million related to previously assumed reinsurance arrangements as of December 31, 2023 and 2022, respectively.

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2023	2022
Policyholder account balances
Policyholder account balances	$1,322,686	$1,392,756
Future policy benefits
Liability for future policy benefits	480,237	461,095
Deferred profit liability	5,772	4,768
Additional liabilities for insurance guarantees	86,365	76,941
Other insurance and annuity liabilities	12,043	4,340
Total future policy benefits	584,417	547,144
Policy claims and other policyholders’ funds	9,896	10,096
Total policyholder account balances, future policy benefits and claims	$1,916,999	$1,949,996

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB and GMIB provisions. See Note 2 and Note 12 for additional information regarding the Company’s variable annuity guarantees. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

RiverSource Life Insurance Co. of New York

The balances of and changes in policyholder account balances were as follows:

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2023	$267,080	$730,919	$27,698	$90,510
Contract deposits	9,736	8,023	4,254	9,224
Policy charges	(554)	(45)	—	(12,393)
Surrenders and other benefits	(30,401)	(88,051)	(7,521)	(3,147)
Net transfer from (to) separate account liabilities	(3,010)	—	—	—
Interest credited	8,205	26,789	621	3,014
Balance at December 31, 2023	$251,056	$677,635	$25,052	$87,208
Weighted-average crediting rate	3.2%	3.9%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$592,770
Cash surrender value(1)	$247,881	$676,453	N/A	$76,809

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$98,080	$152,485	$25,984	$1,392,756
Contract deposits	10,495	13,828	—	55,560
Policy charges	(6,655)	(8,081)	—	(27,728)
Surrenders and other benefits	(4,774)	(3,765)	(2,477)	(140,136)
Net transfer from (to) separate account liabilities	(2,897)	—	—	(5,907)
Interest credited	3,728	4,810	974	48,141
Balance at December 31, 2023	$97,977	$159,277	$24,481	$1,322,686
Weighted-average crediting rate	4.0%	2.0%	4.0%
Net amount at risk	$3,049,078	$951,825	$10,233
Cash surrender value(1)	$69,218	$135,122	$18,716

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2022	$268,266	$751,081	$28,499	$94,662
Contract deposits	12,592	10,520	4,901	10,167
Policy charges	(551)	(12)	—	(12,494)
Surrenders and other benefits	(19,469)	(57,895)	(7,018)	(4,888)
Net transfer from (to) separate account liabilities	(2,028)	—	—	—
Interest credited	8,270	27,225	1,316	3,063
Balance at December 31, 2022	$267,080	$730,919	$27,698	$90,510
Weighted-average crediting rate	3.2%	3.8%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$622,950
Cash surrender value(1)	$263,788	$729,330	N/A	$79,202

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$98,292	$143,396	$28,265	$1,412,461
Contract deposits	8,185	14,582	(228)	60,719
Policy charges	(6,606)	(7,525)	—	(27,188)
Surrenders and other benefits	(4,352)	(1,800)	(3,092)	(98,514)
Net transfer from (to) separate account liabilities	(1,247)	—	—	(3,275)
Interest credited	3,808	3,832	1,039	48,553
Balance at December 31, 2022	$98,080	$152,485	$25,984	$1,392,756
Weighted-average crediting rate	4.0%	2.0%	4.0%
Net amount at risk	$3,068,303	$970,129	$10,697
Cash surrender value(1)	$70,324	$126,862	$20,209

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For VA and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

RiverSource Life Insurance Co. of New York

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable annuities. Fixed and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2023 and 2022 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

	December 31, 2023
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$3,762	$12,487	$6,593	$3,836	$1,353	$28,031
	2% – 2.99%	5,385	—	—	—	—	5,385
	3% – 3.99%	119,503	—	—	—	—	119,503
	4% – 5.00%	91,460	—	—	—	—	91,460
	Total	$220,110	$12,487	$6,593	$3,836	$1,353	$244,379
Fixed annuities	1% – 1.99%	$6,931	$26,004	$12,838	$8,108	$—	$53,881
	2% – 2.99%	893	269	—	—	—	1,162
	3% – 3.99%	300,328	86	—	—	—	300,414
	4% – 5.00%	321,863	—	—	—	—	321,863
	Total	$630,015	$26,359	$12,838	$8,108	$—	$677,320
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,411	117	465	7	25	4,025
	3% – 3.99%	47,337	46	259	420	—	48,062
	4% – 5.00%	32,800	59	19	—	—	32,878
	Total	$83,548	$222	$743	$427	$25	$84,965
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$264	$171	$—	$1,068	$1,503
	2% – 2.99%	920	640	—	41	412	2,013
	3% – 3.99%	6,405	38	123	462	—	7,028
	4% – 5.00%	45,045	144	—	—	—	45,189
	Total	$52,370	$1,086	$294	$503	$1,480	$55,733
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$184	$—	$—	$184
	2% – 2.99%	9,091	—	—	—	—	9,091
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$9,091	$—	$184	$—	$—	$9,275
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	18,649	—	—	—	—	18,649
	Total	$18,649	$—	$—	$—	$—	$18,649
Total	1% – 1.99%	$10,693	$38,755	$19,786	$11,944	$2,421	$83,599
	2% – 2.99%	19,700	1,026	465	48	437	21,676
	3% – 3.99%	473,573	170	382	882	—	475,007
	4% – 5.00%	509,817	203	19	—	—	510,039
	Total	$1,013,783	$40,154	$20,652	$12,874	$2,858	$1,090,321
Percentage of total account values that reset in:
Next 12 months		100.0%	99.7%	99.0%	100.0%	100.0%	100.0%
>12 months to 24 months		—	0.3	1.0	—	—	—
>24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

	December 31, 2022
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$17,394	$7,427	$1,612	$54	$44	$26,531
	2% – 2.99%	6,233	—	—	—	—	6,233
	3% – 3.99%	132,527	—	—	—	—	132,527
	4% – 5.00%	95,654	—	—	—	—	95,654
	Total	$251,808	$7,427	$1,612	$54	$44	$260,945
Fixed annuities	1% – 1.99%	$27,163	$26,774	$12,274	$2,501	$1,683	$70,395
	2% – 2.99%	1,415	—	—	—	—	1,415
	3% – 3.99%	341,318	—	—	—	—	341,318
	4% – 5.00%	317,477	—	—	—	—	317,477
	Total	$687,373	$26,774	$12,274	$2,501	$1,683	$730,605
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,562	—	75	4	6	3,647
	3% – 3.99%	49,437	36	185	80	—	49,738
	4% – 5.00%	35,024	—	—	—	—	35,024
	Total	$88,023	$36	$260	$84	$6	$88,409
Fixed accounts of variable universal life insurance	1% – 1.99%	$744	$22	$166	$—	$536	$1,468
	2% – 2.99%	1,626	—	56	59	291	2,032
	3% – 3.99%	6,858	14	191	45	—	7,108
	4% – 5.00%	48,372	—	—	—	—	48,372
	Total	$57,600	$36	$413	$104	$827	$58,980
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$440	$—	$—	$440
	2% – 2.99%	8,622	—	—	—	—	8,622
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$8,622	$—	$440	$—	$—	$9,062
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	20,154	—	—	—	—	20,154
	Total	$20,154	$—	$—	$—	$—	$20,154
Total	1% – 1.99%	$45,301	$34,223	$14,492	$2,555	$2,263	$98,834
	2% – 2.99%	21,458	—	131	63	297	21,949
	3% – 3.99%	530,140	50	376	125	—	530,691
	4% – 5.00%	516,681	—	—	—	—	516,681
	Total	$1,113,580	$34,273	$14,999	$2,743	$2,560	$1,168,155
Percentage of total account values that reset in:
Next 12 months		99.9%	83.0%	89.7%	100.0%	100.0%	99.3%
>12 months to 24 months		0.1	16.2	9.9	—	—	0.7
>24 months		—	0.8	0.4	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in the liability for future policy benefits, including the January 1, 2021 adoption of ASU 2018-12:

(in thousands)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$89,471	$37,489	$27,771	$359,311	$514,042
Effect of shadow reserve adjustments	(10,000)	—	—	(43,400)	(53,400)
Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach	200	—	—	1,229	1,429
Effect of change in deferred profit liability	(2,755)	—	—	—	(2,755)
Effect of remeasurement of the liability at the current single A discount rate	12,644	15,220	12,083	128,049	167,996
Post-adoption balance at January 1, 2021	89,560	52,709	39,854	445,189	627,312
Less: reinsurance recoverable	—	35,085	702	199,963	235,750
Post-adoption balance at January 1, 2021, after reinsurance recoverable	$89,560	$17,624	$39,152	$245,226	$391,562

(in thousands, except percentages)

Present Value of Expected Net Premiums:
Balance at January 1, 2021	$—	$37,950	$12,288	$77,495	$127,733
Beginning balance at original discount rate	—	29,946	9,404	62,785	102,135
Effect of changes in cash flow assumptions	—	24	—	(12)	12
Effect of actual variances from expected experience	—	173	(1,957)	(3,068)	(4,852)
Adjusted beginning of year balance	$—	$30,143	$7,447	$59,705	$97,295
Issuances	1,730	4,899	917	—	7,546
Interest accrual	—	1,540	467	3,040	5,047
Net premiums collected	(1,730)	(3,502)	(1,062)	(7,848)	(14,142)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$33,080	$7,769	$54,897	$95,746
Effect of changes in discount rate assumptions	—	5,881	1,694	10,204	17,779
Balance at December 31, 2021	$—	$38,961	$9,463	$65,101	$113,525

Present Value of Future Policy Benefits:
Balance at January 1, 2021	$89,560	$90,660	$52,142	$522,684	$755,046
Beginning balance at original discount rate	76,916	67,434	37,175	379,926	561,451
Effect of changes in cash flow assumptions	—	24	—	62	86
Effect of actual variances from expected experience	(666)	116	(2,203)	(3,315)	(6,068)
Adjusted beginning of year balance	$76,250	$67,574	$34,972	$376,673	$555,469
Issuances	1,927	4,897	917	—	7,741
Interest accrual	3,137	3,932	2,049	20,216	29,334
Benefit payments	(9,837)	(6,488)	(2,683)	(19,157)	(38,165)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$71,477	$69,915	$35,255	$377,732	$554,379
Effect of changes in discount rate assumptions	8,230	17,716	11,463	112,657	150,066
Balance at December 31, 2021	$79,707	$87,631	$46,718	$490,389	$704,445

Adjustment due to reserve flooring	$—	$124	$—	$—	$124

Net liability for future policy benefits	$79,707	$48,794	$37,255	$425,288	$591,044
Less: reinsurance recoverable	—	33,344	780	191,576	225,700
Net liability for future policy benefits, after reinsurance recoverable	$79,707	$15,450	$36,475	$233,712	$365,344
Discounted expected future gross premiums	$—	$95,686	$59,559	$68,855	$224,100
Expected future gross premiums	$—	$126,793	$71,497	$80,456	$278,746
Expected future benefit payments	$98,474	$116,891	$61,301	$678,673	$955,339

Weighted average interest accretion rate	4.2%	6.4%	5.9%	5.4%
Weighted average discount rate	2.5%	2.7%	2.7%	2.8%

Weighted average duration of liability (in years)	7	7	8	10

RiverSource Life Insurance Co. of New York

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2022	$—	$38,961	$9,463	$65,101	$113,525
Beginning balance at original discount rate	—	33,080	7,769	54,897	95,746
Effect of changes in cash flow assumptions	—	2,253	41	(970)	1,324
Effect of actual variances from expected experience	—	478	(612)	(2,913)	(3,047)
Adjusted beginning of year balance	$—	$35,811	$7,198	$51,014	$94,023
Issuances	2,950	2,675	695	—	6,320
Interest accrual	8	1,631	390	2,654	4,683
Net premiums collected	(2,958)	(3,439)	(857)	(7,255)	(14,509)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$36,678	$7,426	$46,413	$90,517
Effect of changes in discount rate assumptions	—	(2,058)	(100)	226	(1,932)
Balance at December 31, 2022	$—	$34,620	$7,326	$46,639	$88,585

Present Value of Future Policy Benefits:
Balance at January 1, 2022	$79,707	$87,631	$46,718	$490,389	$704,445
Beginning balance at original discount rate	71,477	69,915	35,255	377,732	554,379
Effect of changes in cash flow assumptions	—	1,989	53	1,932	3,974
Effect of actual variances from expected experience	(1,876)	380	(943)	(1,772)	(4,211)
Adjusted beginning of year balance	$69,601	$72,284	$34,365	$377,892	$554,142
Issuances	2,950	2,676	698	—	6,324
Interest accrual	2,830	4,022	1,998	19,965	28,815
Benefit payments	(9,180)	(4,744)	(2,572)	(20,943)	(37,439)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$66,201	$74,238	$34,489	$376,914	$551,842
Effect of changes in discount rate assumptions	(4,814)	(532)	1,622	1,493	(2,231)
Balance at December 31, 2022	$61,387	$73,706	$36,111	$378,407	$549,611

Adjustment due to reserve flooring	$—	$69	$—	$—	$69

Net liability for future policy benefits	$61,387	$39,155	$28,785	$331,768	$461,095
Less: reinsurance recoverable	—	27,134	669	148,609	176,412
Net liability for future policy benefits, after reinsurance recoverable	$61,387	$12,021	$28,116	$183,159	$284,683
Discounted expected future gross premiums	$—	$93,084	$47,976	$51,373	$192,433
Expected future gross premiums	$—	$149,730	$68,574	$69,925	$288,229
Expected future benefit payments	$90,675	$123,160	$59,626	$660,615	$934,076

Weighted average interest accretion rate	4.2%	6.4%	6.1%	5.4%
Weighted average discount rate	5.2%	5.5%	5.4%	5.4%

Weighted average duration of liability (in years)	5	6	8	9

RiverSource Life Insurance Co. of New York

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2023	$—	$34,620	$7,326	$46,639	$88,585
Beginning balance at original discount rate	—	36,678	7,426	46,413	90,517
Effect of changes in cash flow assumptions	—	(1,238)	(788)	3,562	1,536
Effect of actual variances from expected experience	—	(754)	819	1,791	1,856
Adjusted beginning of year balance	$—	$34,686	$7,457	$51,766	$93,909
Issuances	8,076	2,607	716	—	11,399
Interest accrual	39	1,747	390	2,473	4,649
Net premiums collected	(8,115)	(3,391)	(843)	(6,842)	(19,191)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$35,649	$7,720	$47,397	$90,766
Effect of changes in discount rate assumptions	—	(1,127)	116	1,092	81
Balance at December 31, 2023	$—	$34,522	$7,836	$48,489	$90,847

Present Value of Future Policy Benefits:
Balance at January 1, 2023	$61,387	$73,706	$36,111	$378,407	$549,611
Beginning balance at original discount rate	66,201	74,238	34,489	376,914	551,842
Effect of changes in cash flow assumptions	—	(1,241)	(1,091)	2,302	(30)
Effect of actual variances from expected experience	(1,074)	(1,296)	1,000	7,258	5,888
Adjusted beginning of year balance	$65,127	$71,701	$34,398	$386,474	$557,700
Issuances	8,076	2,607	714	—	11,397
Interest accrual	2,810	4,066	2,031	20,274	29,181
Benefit payments	(8,743)	(5,215)	(2,500)	(23,464)	(39,922)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$67,270	$73,159	$34,643	$383,284	$558,356
Effect of changes in discount rate assumptions	(3,009)	1,079	2,470	12,102	12,642
Balance at December 31, 2023	$64,261	$74,238	$37,113	$395,386	$570,998

Adjustment due to reserve flooring	$—	$86	$—	$—	$86

Net liability for future policy benefits	$64,261	$39,802	$29,277	$346,897	$480,237
Less: reinsurance recoverable	—	28,013	942	156,173	185,128
Net liability for future policy benefits, after reinsurance recoverable	$64,261	$11,789	$28,335	$190,724	$295,109
Discounted expected future gross premiums	$—	$88,128	$47,156	$52,116	$187,400
Expected future gross premiums	$—	$138,691	$65,922	$69,651	$274,264
Expected future benefit payments	$93,290	$120,813	$58,748	$653,735	$926,586

Weighted average interest accretion rate	4.2%	6.2%	6.1%	5.3%
Weighted average discount rate	4.9%	5.1%	5.1%	5.1%

Weighted average duration of liability (in years)	6	7	8	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2023 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase and benefit reduction assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2022 resulted in a net increase in future policy benefit reserves, primarily due to updates to LTC morbidity, premium rate increase and benefit reduction assumptions, and updates to term life lapse assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2021 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase and benefit reduction assumptions.

RiverSource Life Insurance Co. of New York

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$72,524	$4,620	$(203)	$76,941
Interest accrual	2,317	344	28	2,689
Benefit accrual	9,474	405	218	10,097
Benefit payments	(4,890)	(405)	(309)	(5,604)
Effect of actual variances from expected experience	(751)	462	(140)	(429)
Impact of change in net unrealized (gains) losses on securities	1,965	83	623	2,671
Balance at December 31, 2023	$80,639	$5,509	$217	$86,365
Weighted average interest accretion rate	2.9%	6.7%	4.0%
Weighted average discount rate	3.2%	7.0%	4.1%
Weighted average duration of reserves (in years)	10	8	7

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$74,498	$4,328	$2,717	$81,543
Interest accrual	2,115	297	42	2,454
Benefit accrual	8,754	344	92	9,190
Benefit payments	(1,956)	—	(426)	(2,382)
Effect of actual variances from expected experience	(2,836)	(6)	(82)	(2,924)
Impact of change in net unrealized (gains) losses on securities	(8,051)	(343)	(2,546)	(10,940)
Balance at December 31, 2022	$72,524	$4,620	$(203)	$76,941
Weighted average interest accretion rate	2.9%	6.7%	4.2%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	7	7

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2023		2022		2021
(in thousands)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$8,895	$2,771	$3,353	$2,822	$1,730	$3,137
Term and whole life insurance	9,177	2,319	9,534	2,391	9,235	2,392
Disability income insurance	6,609	1,641	6,765	1,608	6,928	1,582
Long term care insurance	7,573	17,801	8,021	17,311	8,563	17,176
Total	$32,254	$24,532	$27,673	$24,132	$26,456	$24,287

The following table summarizes the balances of and changes in unearned revenue, including the January 1, 2021 adoption of ASU 2018-12:

(in thousands)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$28	$3,836	$450	$4,314
Effect of shadow reserve adjustments	63	449	11,632	12,144
Post-adoption balance at January 1, 2021	91	4,285	12,082	16,458
Deferral of revenue	19	1,386	3,970	5,375
Amortization	(13)	(377)	(1,007)	(1,397)
Balance at December 31, 2021	97	5,294	15,045	20,436
Deferral of revenue	15	2,086	3,913	6,014
Amortization	(14)	(468)	(1,224)	(1,706)
Balance at December 31, 2022	98	6,912	17,734	24,744
Deferral of revenue	14	2,714	3,877	6,605
Amortization	(14)	(588)	(1,457)	(2,059)
Balance at December 31, 2023	$98	$9,038	$20,154	$29,290

RiverSource Life Insurance Co. of New York

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2023, 2022 and 2021.

The balances of and changes in separate account liabilities were as follows:

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2023	$3,793,152	$437,738	$4,230,890
Premiums and deposits	83,153	25,482	108,635
Policy charges	(77,945)	(18,750)	(96,695)
Surrenders and other benefits	(298,531)	(20,075)	(318,606)
Investment return	516,055	71,946	588,001
Net transfer from (to) general account	2,510	661	3,171
Other charges	(69)	(3)	(72)
Balance at December 31, 2023	$4,018,325	$496,999	$4,515,324
Cash surrender value	$3,912,313	$472,542	$4,384,855

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2022	$4,897,176	$535,085	$5,432,261
Premiums and deposits	102,016	25,622	127,638
Policy charges	(80,319)	(17,861)	(98,180)
Surrenders and other benefits	(271,750)	(13,816)	(285,566)
Investment return	(856,480)	(92,941)	(949,421)
Net transfer from (to) general account	2,414	1,648	4,062
Other charges	95	1	96
Balance at December 31, 2022	$3,793,152	$437,738	$4,230,890
Cash surrender value	$3,676,735	$417,230	$4,093,965

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Co. of New York

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following tables summarize the balances of and changes in market risk benefits, including the January 1, 2021 adoption of ASU 2018-12:

(in thousands)
Pre-adoption balance at December 31, 2020	$137,943
Effect of shadow reserve adjustments	(396)
Adjustments for the cumulative effect of the changes in instrument-specific credit risk on market risk benefits between the original contract issuance date and the transition date	28,704
Adjustments for the remaining difference (exclusive of the instrument-specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurements for the market risk benefits	28,135
Post-adoption balance at January 1, 2021	$194,386

	Years Ended December 31,
(in thousands, except age)	2023	2022	2021
Balance at beginning of period	$4,137	$92,975	$194,386
Issuances	3	42	284
Interest accrual and time decay	(8,114)	(16,308)	(17,939)
Reserve increase from attributed fees collected	43,343	44,350	44,469
Reserve release for benefit payments and derecognition	(1,878)	(1,391)	(135)
Effect of changes in interest rates and bond markets	(19,266)	(216,461)	(55,587)
Effect of changes in equity markets and subaccount performance	(69,222)	120,007	(77,231)
Effect of changes in equity index volatility	(4,254)	11,723	3,204
Actual policyholder behavior different from expected behavior	(2,579)	(1,594)	(361)
Effect of changes in other future expected assumptions	6,621	(5,362)	7,662
Effect of changes in the instrument-specific credit risk on market risk benefits	3,734	(23,844)	(5,777)
Balance at end of period	$(47,475)	$4,137	$92,975
Reconciliation of the gross balances in an asset or liability position:
Asset position	$94,641	$64,498	$36,740
Liability position	(47,166)	(68,635)	(129,715)
Net asset (liability) position	$47,475	$(4,137)	$(92,975)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$58,245	$180,279	$1,325
Living benefits	$54,321	$185,651	$427
Composite (greater of)	$107,200	$339,888	$1,750

Weighted average attained age of contractholders	67	67	67

Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(96,583)	$(106,928)	$(132,470)
Changes in unrealized (gains) losses in other comprehensive income relating to liabilities held at end of period	$3,742	$(23,420)	$(4,551)

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2023
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(47,475)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	12.1%
			Surrender rate(2)	0.3%	–	55.7%	3.9%
			Market volatility(3)	0.0%	–	25.2%	10.6%
			Nonperformance risk(4)	85 bps			85	bps
			Mortality rate(5)	0.0%	–	35.4%	1.7%

RiverSource Life Insurance Co. of New York

	December 31, 2022
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$4,137	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.4%
			Surrender rate(2)	0.2%	–	45.6%	3.9%
			Market volatility(3)	5.0%	–	17.4%	11.7%
			Nonperformance risk(4)	95 bps			95	bps
			Mortality rate(5)	0.0%	–	33.2%	1.6%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any giver year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2023 and 2022, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2023

•	Updates to utilization of guaranteed withdrawals assumptions resulted in a decrease to pre-tax income of $1.5 million.

•	Updates to surrender assumptions resulted in a decrease to pre-tax income of $5.0 million.

Year ended December 31, 2022

•	Updates to utilization of guaranteed withdrawals assumptions resulted in a decrease to pre-tax income of $1.9 million.

•	Updates to surrender assumptions resulted in a decrease to pre-tax income of $10.1 million.

•	Updates to mortality assumptions resulted in a decrease to pre-tax income of $2.1 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

13. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

RiverSource Life Insurance Co. of New York

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$897,905	$23,276	$921,181
Residential mortgage backed securities	—	252,823	—	252,823
Commercial mortgage backed securities	—	289,746	—	289,746
State and municipal obligations	—	90,111	—	90,111
Asset backed securities	—	30,738	—	30,738
Foreign government bonds and obligations	—	722	—	722
U.S. government and agency obligations	220	—	—	220
Total Available-for-Sale securities	220	1,562,045	23,276	1,585,541
Cash equivalents	—	79,967	—	79,967
Market risk benefits	—	—	94,641	94,641	(1)
Other assets:
Interest rate derivative contracts	141	3,039	—	3,180
Equity derivative contracts	1,540	69,821	—	71,361
Foreign exchange derivative contracts	74	232	—	306
Total other assets	1,755	73,092	—	74,847
Separate account assets at net asset value (“NAV”)				4,515,324	(2)
Total assets at fair value	$1,975	$1,715,104	$117,917	$6,350,320

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$50,529	$50,529
Total policyholder account balances, future policy benefits and claims	—	—	50,529	50,529	(3)
Market risk benefits	—	—	47,166	47,166	(1)
Other liabilities:
Interest rate derivative contracts	2	2,806	—	2,808
Equity derivative contracts	165	35,344	—	35,509
Foreign exchange derivative contracts	104	—	—	104
Credit derivative contracts	—	3,508	—	3,508
Total other liabilities	271	41,658	—	41,929
Total liabilities at fair value	$271	$41,658	$97,695	$139,624

RiverSource Life Insurance Co. of New York

	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$803,156	$29,372	$832,528
Residential mortgage backed securities	—	268,389	—	268,389
Commercial mortgage backed securities	—	301,631	—	301,631
State and municipal obligations	—	91,760	—	91,760
Asset backed securities	—	33,440	—	33,440
Foreign government bonds and obligations	—	780	—	780
U.S. government and agency obligations	215	—	—	215
Total Available-for-Sale securities	215	1,499,156	29,372	1,528,743
Cash equivalents	—	204,645	—	204,645
Market risk benefits	—	—	64,498	64,498	(1)
Other assets:
Interest rate derivative contracts	138	11,278	—	11,416
Equity derivative contracts	3,851	77,768	—	81,619
Foreign exchange derivative contracts	11	1,230	—	1,241
Total other assets	4,000	90,276	—	94,276
Separate account assets at NAV				4,230,890	(2)
Total assets at fair value	$4,215	$1,794,077	$93,870	$6,123,052

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$42,382	$42,382
Total policyholder account balances, future policy benefits and claims	—	—	42,382	42,382	(4)
Market risk benefits	—	—	68,635	68,635	(1)
Other liabilities:
Interest rate derivative contracts	—	7,625	—	7,625
Equity derivative contracts	53	50,834	—	50,887
Foreign exchange derivative contracts	272	—	—	272
Total other liabilities	325	58,459	—	58,784
Total liabilities at fair value	$325	$58,459	$111,017	$169,801

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $7.5 million cumulative decrease to the embedded derivatives as of December 31, 2023.
(4)	The Company’s adjustment for nonperformance risk resulted in a $7.7 million cumulative decrease to the embedded derivatives as of December 31, 2022.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for- Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2023	$29,372		$(42,382)
Total gains (losses) included in:
Net income	(68	)(1)	(13,670	)(2)
Other comprehensive income (loss)	585		—
Purchases	419		—
Issues	—		(2,453)
Settlements	(7,032)		7,976
Balance at December 31, 2023	$23,276		$(50,529)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2023	$(68	)(1)	$(13,670	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2023	$511		$—

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2022	$45,834		$(51,617)
Total gains (losses) included in:
Net income	(69	)(1)	5,029 (2)
Other comprehensive income (loss)	(3,002)		—
Issues	—		(2,483)
Settlements	(13,391)		6,689
Balance at December 31, 2022	$29,372		$(42,382)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2022	$(66	)(1)	$5,029 (2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2022	$(2,829)		$—

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2021	$64,484		$(52,327)
Total gains (losses) included in:
Net income	(66	)(1)	(4,136	)(2)
Other comprehensive income (loss)	(1,237)		—
Issues	—		(299)
Settlements	(9,341)		5,145
Transfers into Level 3	33,041		—
Transfers out of Level 3	(41,047)		—
Balance at December 31, 2021	$45,834		$(51,617)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2021	$(61	)(1)	$(4,136	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2021	$(962)		$—

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $20 thousand, $1.7 million and $(390) thousand, net of the reinsurance accrual, for the years ended December 31, 2023, 2022 and 2021, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$23,253	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	2.4%	1.6%
IUL embedded derivatives	$50,529	Discounted cash flow	Nonperformance risk(2)	85 bps			85	bps

RiverSource Life Insurance Co. of New York

	December 31, 2022
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$29,351	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.1%	–	2.3%	1.7%
IUL embedded derivatives	$42,382	Discounted cash flow	Nonperformance risk(2)	95 bps			95	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the U.S. Treasury curve.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Co. of New York

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2023 and 2022. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption, the IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2023 and 2022. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2023 and 2022, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2023
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$144,910	$—	$—	$134,224	$134,224
Policy loans	53,615	—	53,615	—	53,615

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$705,348	$—	$—	$684,945	$684,945
Separate account liabilities – investment contracts	3,412	—	3,412	—	3,412

	December 31, 2022
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$157,068	$—	$—	$143,477	$143,477
Policy loans	50,791	—	50,791	—	50,791

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$761,275	$—	$—	$728,833	$728,833
Separate account liabilities – investment contracts	3,048	—	3,048	—	3,048

See Note 7 for additional information on mortgage loans and policy loans.

RiverSource Life Insurance Co. of New York

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

14. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $23.0 million, $22.9 million and $23.1 million for the years ended December 31, 2023, 2022 and 2021, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal income and various state tax returns of Ameriprise Financial. The net amount due to Ameriprise Financial for income taxes was $428 thousand and $3.8 million as of December 31, 2023 and 2022, respectively, which is reflected in Other liabilities.

Lines of Credit

The Company, as the borrower, has amended its revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. Prior to July 1, 2023, the interest rate for any borrowing under the agreement was established by reference to London Interbank Offered Rate (“LIBOR”) for U.S. dollar deposits with maturities comparable to the relevant interest period. In July 2023, in anticipation of the end of the publication of U.S. dollar LIBOR, an amendment to the agreement changed the interest rate to Daily Simple Secured Overnight Financing Rate plus 0.1% and an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department’s non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2023 and 2022.

Dividends or Distributions

During the years ended December 31, 2023, 2022 and 2021, the Company paid cash dividends or distributions of $50 million, $63 million and nil, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 15 for additional information.

15. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2023 and 2022, application of these New York prescribed practices which deviate from the NAIC requirements resulted in an increase of $7.1 million and $66.0 million to the Company’s net income, respectively, and a decrease to the Company’s statutory surplus of $76.1 million and $83.2 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of: (i) 10% of statutory surplus as of the

RiverSource Life Insurance Co. of New York

immediately preceding year end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $66.6 million, $212.7 million and $63.6 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Net Income
Net income, per accompanying GAAP financial statements	$46,567	$44,419	$100,228
Net income, SAP basis(1)	60,310	317,442	6,125
Difference	$(13,743)	$(273,023)	$94,103

	December 31,
(in thousands)	2023	2022
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$424,097	$394,930
Capital and surplus, SAP basis(2)	244,121	319,620
Difference	$179,976	$75,310

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $135.2 million and $210.7 million as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, bonds carried at $220 thousand and $215 thousand, respectively, were on deposit with the State of New York as required by law.

16. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2023
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$72,768	$—	$72,768	$(29,626)	$(40,364)	$(2,249)	$529
OTC cleared	323	—	323	(323)	—	—	—
Exchange-traded	1,756	—	1,756	(271)	—	—	1,485
Total	$74,847	$—	$74,847	$(30,220)	$(40,364)	$(2,249)	$2,014

	December 31, 2022
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$89,575	$—	$89,575	$(13,173)	$(75,976)	$—	$426
OTC cleared	701	—	701	(442)	—	—	259
Exchange-traded	4,000	—	4,000	(325)	—	—	3,675
Total	$94,276	$—	$94,276	$(13,940)	$(75,976)	$—	$4,360

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$39,853	$—	$39,853	$(29,626)	$(7,007)	$(3,063)	$157
OTC cleared	1,805	—	1,805	(323)	—	—	1,482
Exchange-traded	271	—	271	(271)	—	—	—
Total	$41,929	$—	$41,929	$(30,220)	$(7,007)	$(3,063)	$1,639

	December 31, 2022
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$58,017	$—	$58,017	$(13,173)	$(13,227)	$(31,449)	$168
OTC cleared	442	—	442	(442)	—	—	—
Exchange-traded	325	—	325	(325)	—	—	—
Total	$58,784	$—	$58,784	$(13,940)	$(13,227)	$(31,449)	$168

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 17 for additional disclosures related to the Company’s derivative instruments.

17. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2023			December 31, 2022
		Gross Fair Value			Gross Fair Value
(in thousands)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$1,883,300	$3,180	$2,808	$3,131,000	$11,416	$7,625
Equity contracts	1,401,329	71,361	35,509	1,291,022	81,619	50,887
Foreign exchange contracts	114,951	306	104	90,943	1,241	272
Credit contracts	104,115	—	3,508	—	—	—
Total non-designated hedges	3,503,695	74,847	41,929	4,512,965	94,276	58,784
Embedded derivatives
IUL	N/A	—	50,529	N/A	—	42,382
Total embedded derivatives	N/A	—	50,529	N/A	—	42,382
Total derivatives	$3,503,695	$74,847	$92,458	$4,512,965	$94,276	$101,166
N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2023 and 2022, investment securities with a fair value of $93.9 million and $117.4 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $3.6 million and $32.5 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2023 and 2022, investment securities with a fair value of $2.6 million and nil, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which nil may be sold, pledged or rehypothecated by the Company as of both December 31, 2023 and 2022. As of both December 31, 2023 and 2022, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2023 and 2022, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2023
Interest rate contracts	$—	$(23,725)
Equity contracts	4,569	(77,123)
Foreign exchange contracts	—	402
Credit contracts	—	(19)
IUL embedded derivatives	(5,694)	—
Total gain (loss)	$(1,125)	$(100,465)
Year Ended December 31, 2022
Interest rate contracts	$—	$(145,925)
Equity contracts	(6,797)	35,340
Foreign exchange contracts	—	5,198
IUL embedded derivatives	11,718	—
Total gain (loss)	$4,921	$(105,387)
Year Ended December 31, 2021
Interest rate contracts	$—	$(49,439)
Equity contracts	4,552	(38,592)
Foreign exchange contracts	—	477
IUL embedded derivatives	1,009	—
Total gain (loss)	$5,561	$(87,554)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

RiverSource Life Insurance Co. of New York

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2023:

(in thousands)	Premiums Payable	Premiums Receivable
2024	$260	$—
2025	130	—
2026	23,701	—
2027	—	—
2028	—	—
2029 – 2030	35,700	—
Total	$59,791	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of IUL product obligations is considered an embedded derivative, which is bifurcated from the host contract for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2023 and 2022, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $9.9 million and $42.9 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2023 and 2022 was $9.7 million and $42.7 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2023 and 2022 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $157 thousand and $168 thousand as of December 31, 2023 and 2022, respectively.

18. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2023
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$54,710	$(11,489)	$43,221
Reclassification of net (gains) losses on securities included in net income(2)	224	(47)	177
Impact of benefit reserves and reinsurance recoverables	(2,181)	458	(1,723)
Net unrealized gains (losses) on securities	52,753	(11,078)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,753)	1,628	(6,125)
Effect of changes in instrument-specific credit risk on MRBs	(3,734)	784	(2,950)
Total other comprehensive income (loss)	$41,266	$(8,666)	$32,600

RiverSource Life Insurance Co. of New York

	Year Ended December 31, 2022
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(282,360)	$59,296	$(223,064)
Reclassification of net (gains) losses on securities included in net income(2)	3,346	(703)	2,643
Impact of benefit reserves and reinsurance recoverables	8,809	(1,849)	6,960
Net unrealized gains (losses) on securities	(270,205)	56,744	(213,461)
Effect of changes in discount rate assumptions on certain long-duration contracts	78,368	(16,457)	61,911
Effect of changes in instrument-specific credit risk on MRBs	23,844	(5,007)	18,837
Total other comprehensive income (loss)	$(167,993)	$35,280	$(132,713)

	Year Ended December 31, 2021
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(53,907)	$11,321	$(42,586)
Reclassification of net (gains) losses on securities included in net income(2)	(10,377)	2,179	(8,198)
Impact of benefit reserves and reinsurance recoverables	2,233	(469)	1,764
Net unrealized gains (losses) on securities	(62,051)	13,031	(49,020)
Effect of changes in discount rate assumptions on certain long-duration contracts	22,008	(4,622)	17,386
Effect of changes in instrument-specific credit risk on MRBs	5,777	(1,213)	4,564
Total other comprehensive income (loss)	$(34,266)	$7,196	$(27,070)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in thousands)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Total
Balance at January 1, 2021	$90,117	$—	$—	$90,117
Cumulative effect of adoption of long-duration contracts guidance	48,935	(79,153)	(22,676)	(52,894)
OCI before reclassifications	(40,822)	17,386	4,564	(18,872)
Amounts reclassified from AOCI	(8,198)	—	—	(8,198)
Total OCI	(49,020)	17,386	4,564	(27,070)
Balance at December 31, 2021	90,032	(61,767)	(18,112)	10,153
OCI before reclassifications	(216,104)	61,911	18,837	(135,356)
Amounts reclassified from AOCI	2,643	—	—	2,643
Total OCI	(213,461)	61,911	18,837	(132,713)
Balance at December 31, 2022	(123,429)	144	725	(122,560)
OCI before reclassifications	41,498	(6,125)	(2,950)	32,423
Amounts reclassified from AOCI	177	—	—	177
Total OCI	41,675	(6,125)	(2,950)	32,600
Balance at December 31, 2023	$(81,754)	$(5,981)	$(2,225)	$(89,960)

RiverSource Life Insurance Co. of New York

19. INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Current income tax
Federal	$9,247	$11,869	$22,663
State and local	(173)	185	624
Total current income tax	9,074	12,054	23,287
Deferred federal income tax	(1,519)	(4,674)	112
Total income tax provision	$7,555	$7,380	$23,399

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2023	2022	2021
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(3.4)	(3.9)	(1.6)
Foreign tax credit, net of addback	(2.9)	(2.9)	(0.9)
Other	(0.7)	—	0.4
Income tax provision	14.0%	14.2%	18.9%

The decrease in the Company’s effective tax rate for the year ended December 31, 2022 compared to 2021 is primarily due to lower pretax income relative to tax preferred items.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2023 and 2022. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2023	2022(1)
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$66,330	$66,283
Investments including net unrealized on Available-for-Sale securities	22,092	31,247
Other	72	277
Gross deferred income tax assets	88,494	97,807
Deferred income tax liabilities
Deferred acquisition costs	23,492	25,486
Other	1,431	1,602
Gross deferred income tax liabilities	24,923	27,088
Net deferred income tax assets	$63,571	$70,719

(1)

Prior period amounts have been reclassified to conform to current year presentation and relate to derivative activity being presented with the liabilities they are hedging and remaining investments being presented together inclusive of net unrealized on Available-for-Sale securities.

Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company’s results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of the deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of both December 31, 2023 and 2022.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2023	2022	2021
Balance at January 1	$320	$346	$372
Additions for tax positions related to the current year	6	—	—
Reductions for tax positions related to the current year	(6)	(26)	(26)
Additions for tax positions of prior years	324	—	—
Reductions for tax positions of prior years	(644)	—	—
Balance at December 31	$—	$320	$346

RiverSource Life Insurance Co. of New York

If recognized, approximately nil, $218 thousand and $218 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2023, 2022 and 2021, respectively, would affect the effective tax rate.

The Company is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next 12 months.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $90 thousand for the year ended December 31, 2023, and a net increase of $16 thousand and $11 thousand in interest and penalties for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the Company had a payable of nil and $90 thousand related to accrued interest and penalties, respectively.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. As of December 31, 2023, the federal statutes of limitations are closed on years through 2018. A previously open item for 2014 and 2015 was resolved in the second quarter of 2023. Also in the second quarter of 2023, the Internal Revenue Service (“IRS”) audit for tax years 2016 through 2018 was finalized. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2019 and 2020. The state income tax returns of Ameriprise Financial and its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2017 through 2021.

20. COMMITMENTS AND CONTINGENCIES

Commitments

As of both December 31, 2023 and 2022, the Company had no funding commitments related to mortgage loans.

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which include information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates are cooperating with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, or adverse publicity each of which could have a material adverse effect on the Company’s financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

RiverSource Life Insurance Co. of New York

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2023 and 2022, the Company had no accrual established for estimated future guaranty fund assessments.

RiverSource Life Insurance Co. of New York 20 Madison Avenue Extension Albany, NY 12203 1-800-541-2251	RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Co. of New York, Albany, New York. Affiliated with Ameriprise Financial Services, LLC.

ANN9126_12_C01_(05/24)	© 2008-2024 RiverSource Life Insurance Company. All rights reserved.